DIVERSIFIED INVESTMENT ADVISORS

THE DIVERSIFIED INVESTORS FUNDS GROUP

AND

THE DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS


SEMI-ANNUAL REPORT
JUNE 30, 2001


LONG HORIZON FUND

INTERMEDIATE LONG HORIZON FUND

INTERMEDIATE HORIZON FUND

SHORT INTERMEDIATE HORIZON FUND

SHORT HORIZON FUND

STEPHENS SELECT EQUITY FUND

STEPHENS INTERMEDIATE BOND FUND

STOCK INDEX FUND

INTERNATIONAL EQUITY FUND

HIGH YIELD BOND FUND

AGGRESSIVE EQUITY FUND

SPECIAL EQUITY FUND

EQUITY GROWTH FUND

GROWTH AND INCOME FUND

VALUE & INCOME FUND

BALANCED FUND

CORE BOND FUND

INTERMEDIATE GOVERNMENT BOND FUND

HIGH QUALITY BOND FUND

MONEY MARKET FUND

[DIVERSIFIED INVESTMENT ADVISORS LOGO]

This report is not to be construed as an offering for sale of any shares of The Diversified Investors Funds Group or The Diversified Investors Strategic Allocation Funds, or as a solicitation of an offer to buy such shares unless preceded by or accompanied by a current prospectus which contains complete information about charges and expenses.

This is a combined annual report for The Diversified Investors Funds Group and The Diversified Investors Strategic Allocation Funds.

      THE DIVERSIFIED INVESTORS FUNDS GROUP AND STRATEGIC ALLOCATION FUNDS

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
DIVERSIFIED INVESTORS FUNDS GROUP:
Average Annual Total Returns................................     3
Statements of Assets and Liabilities........................    18
Statements of Operations....................................    20
Statements of Changes in Net Assets.........................    22
Statements of Changes in Net Assets -- December 31, 2000....    24
Stephens Intermediate Bond Portfolio........................    26
Notes to Financial Statements...............................    27

DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS:
Economic Review & Average Annual Total Returns..............    48
Statements of Assets and Liabilities........................    53
Statements of Operations....................................    54
Statements of Changes in Net Assets.........................    55
Statements of Changes in Net Assets -- December 31, 2000....    56
PORTFOLIO OF INVESTMENTS:
Short Horizon Strategic Allocation Fund.....................    57
Short Intermediate Horizon Strategic Allocation Fund........    58
Intermediate Horizon Strategic Allocation Fund..............    59
Intermediate Long Horizon Strategic Allocation Fund.........    60
Long Horizon Strategic Allocation Fund......................    61
Notes to Financial Statements...............................    62

DIVERSIFIED INVESTORS PORTFOLIOS:
Economic and Market Review..................................    70
Statements of Assets and Liabilities........................    76
Statements of Operations....................................    78
Statements of Changes in Net Assets.........................    80
Statements of Changes in Net Assets -- December 31, 2000....    82
PORTFOLIO OF INVESTMENTS:
Money Market Portfolio......................................    84
High Quality Bond Portfolio.................................    86
Intermediate Government Bond Portfolio......................    90
Core Bond Portfolio.........................................    93
Balanced Portfolio..........................................    98
Value & Income Portfolio....................................   110
Growth & Income Portfolio...................................   115
Equity Growth Portfolio.....................................   118
Mid-Cap Value Portfolio.....................................   122
Mid-Cap Growth Portfolio....................................   124
Special Equity Portfolio....................................   127
Aggressive Equity Portfolio.................................   134
High Yield Bond Portfolio...................................   136
International Equity Portfolio..............................   141
Notes to Financial Statements...............................   147
Barclays Master Investment Portfolio -- S&P 500 Index.......   159

                               MONEY MARKET FUND

[LINE GRAPH]

                                                                                                   SALOMON BROS. 3-MONTH T-BILL
                                                                 MONEY MARKET FUND $14,293                INDEX $14,583
                                                                 -------------------------         ----------------------------
12/31/1994                                                                 10346                              10422
12/31/1995                                                                 10915                              11020
12/31/1996                                                                 11446                              11598
12/31/1997                                                                 12016                              12206
12/31/1998                                                                 12606                              12822
12/31/1999                                                                 13193                              13430
12/31/2000                                                                 13985                              14230
06/30/2001                                                                 14293                              14583

------------------------------------------------------------
Average Annual Total Returns
------------------------------------------------------------
Year to Date                            2.20%
5 Year                                  5.03%
Inception to Date                       4.88%
------------------------------------------------------------

                          MONEY MARKET FUND -- PREMIUM

[LINE GRAPH]

                                                                                                   SALOMON BROS. 3-MONTH T-BILL
                                                               MONEY MARKET - PREMIUM $11,810             INDEX $11,948
                                                               ------------------------------      ----------------------------
01/05/1998                                                                 10000                              10000
12/31/1998                                                                 10479                              10505
12/31/1999                                                                 10941                              11003
12/31/2000                                                                 11565                              11659
06/30/2001                                                                 11810                              11948

------------------------------------------------------------
Average Annual Total Returns
------------------------------------------------------------
Year to Date                            2.12%
Inception to Date                       4.89%
------------------------------------------------------------

                       MONEY MARKET FUND -- INSTITUTIONAL

[LINE GRAPH]

                                                                MONEY MARKET - INSTITUTIONAL       SALOMON BROS. 3-MONTH T-BILL
                                                                          $11,888                         INDEX $11,948
                                                                ----------------------------       ----------------------------
01/05/1998                                                                 10000                              10000
12/31/1998                                                                 10501                              10505
12/31/1999                                                                 10991                              11003
12/31/2000                                                                 11627                              11659
06/30/2001                                                                 11888                              11948

------------------------------------------------------------
Average Annual Total Returns
------------------------------------------------------------
Year to Date                            2.25%
Inception to Date                       5.09%
------------------------------------------------------------


                             HIGH QUALITY BOND FUND

[LINE GRAPH]

                                                                                                 MERRILL LYNCH 1-3 YEAR TREASURY
                                                               HIGH QUALITY BOND FUND $15,083             INDEX $15,316
                                                               ------------------------------    -------------------------------
07/01/1994                                                                 10000                              10000
12/31/1994                                                                 10067                               9952
12/31/1995                                                                 11260                              11047
12/31/1996                                                                 11768                              11597
12/31/1997                                                                 12369                              12369
12/31/1998                                                                 13121                              13235
12/31/1999                                                                 13466                              13640
12/31/2000                                                                 14512                              14731
06/30/2001                                                                 15083                              15316

------------------------------------------------------------
Average Annual Total Returns
------------------------------------------------------------
Year to Date                            3.93%
5 Year                                  5.76%
Inception to Date                       6.04%
------------------------------------------------------------

                       INTERMEDIATE GOVERNMENT BOND FUND

[LINE GRAPH]

                                                              INTERMEDIATE GOVERNMENT BOND     LEHMAN BROS. INT. GOV'T BOND INDEX
                                                                      FUND $13,318                          $13,982
                                                              ----------------------------     ----------------------------------
02/22/1996                                                               10000                                10000
12/31/1996                                                               10355                                10447
12/31/1997                                                               11067                                11224
12/31/1998                                                               11783                                12177
12/31/1999                                                               11900                                12237
12/31/2000                                                               12935                                13518
06/30/2001                                                               13318                                13982

------------------------------------------------------------
Average Annual Total Returns
------------------------------------------------------------
Year to Date                            2.96%
5 Year                                  5.90%
Inception to Date                       5.50%
------------------------------------------------------------


                                 CORE BOND FUND

[LINE GRAPH]

                                                                                                   LEHMAN BROS. GOV/CORP. BOND
                                                                     CORE BOND $16,000                    INDEX $16,846
                                                                     -----------------             ---------------------------
07/01/1994                                                                 10000                              10000
12/31/1994                                                                 10111                              10087
12/31/1995                                                                 12164                              12029
12/31/1996                                                                 12498                              12378
12/31/1997                                                                 13515                              13585
12/31/1998                                                                 14490                              14870
12/31/1999                                                                 14272                              14529
12/31/2000                                                                 15632                              16275
06/30/2001                                                                 16000                              16846

------------------------------------------------------------
Average Annual Total Returns
------------------------------------------------------------
Year to Date                            2.35%
5 Year                                  6.04%
Inception to Date                       6.94%
------------------------------------------------------------

                                 BALANCED FUND

[LINE GRAPH]

                                                                                          LEHMAN BROS.
                                           BALANCED FUND          S&P 500 INDEX       GOV/CORP BOND INDEX    COMPOSITE BENCHMARK
                                              $20,877                $31,366                $16,846               * $24,879
                                           -------------          -------------       -------------------    -------------------
07/01/1994                                     10000                  10000                  10000                  10000
12/31/1994                                     10142                  10492                  10087                   9943
12/31/1995                                     13029                  14427                  12029                  12922
12/31/1996                                     15165                  17781                  12378                  14836
12/31/1997                                     17996                  23715                  13585                  18346
12/31/1998                                     20122                  30533                  14870                  22281
12/31/1999                                     22323                  36988                  14550                  25806
12/31/2000                                     21704                  33618                  16275                  25548
06/30/2001                                     20877                  31366                  16846                  24879

------------------------------------------------------------
Average Annual Total Returns
------------------------------------------------------------
Year to Date                           (3.81)%
5 Year                                  8.79 %
Inception to Date                      11.08 %
------------------------------------------------------------


                              VALUE & INCOME FUND

[LINE GRAPH]

                                               VALUE & INCOME $27,046       S&P 500 INDEX $31,366     RUSSELL 1000 VALUE $30,115
                                               ----------------------       ---------------------     --------------------------
07/01/1994                                              10000                       10000                        10000
12/31/1994                                              10024                       10492                        10092
12/31/1995                                              13494                       14427                        13963
12/31/1996                                              15910                       17781                        16985
12/31/1997                                              20573                       23715                        22961
12/31/1998                                              23140                       30533                        26550
12/31/1999                                              24922                       36988                        28501
12/31/2000                                              27158                       33618                        30499
06/30/2001                                              27046                       31366                        30115

------------------------------------------------------------
Average Annual Total Returns
------------------------------------------------------------
Year to Date                           (0.41)%
5 Year                                 13.40 %
Inception to Date                      15.27 %
------------------------------------------------------------


* 60% S & P 500 Index, 40% Lehman Gov't/Corp. Bond Index. This composite index comes closest to matching the investment objectives of the Balanced Fund.

                         VALUE & INCOME FUND -- PREMIUM

[LINE GRAPH]

                                              VALUE & INCOME - PREMIUM
                                                       $8,763               S&P 500 INDEX $8,516      RUSSELL 1000 VALUE $11,033
                                              ------------------------      --------------------      --------------------------
07/07/2000                                              10000                       10000                        10000
12/31/2000                                               8809                        9128                        11174
06/30/2001                                               8763                        8516                        11033

------------------------------------------------------------
Average Annual Total Returns
------------------------------------------------------------
Year to Date                           (0.52)%
Inception to Date                     (12.37)%
------------------------------------------------------------


                      VALUE & INCOME FUND -- INSTITUTIONAL

[LINE GRAPH]

                                                  VALUE & INCOME -
                                                INSTITUTIONAL $8,899        S&P 500 INDEX $8,516      RUSSELL 1000 VALUE $11,033
                                                --------------------        --------------------      --------------------------
07/07/2000                                              10000                       10000                        10000
12/31/2000                                               8928                        9128                        11174
06/30/2001                                               8899                        8516                        11033

------------------------------------------------------------
Average Annual Total Returns
------------------------------------------------------------
Year to Date                           (0.32)%
Inception to Date                     (11.01)%
------------------------------------------------------------

                              GROWTH & INCOME FUND

[LINE GRAPH]

                                                                  GROWTH & INCOME $26,850             S&P 500 INDEX $31,366
                                                                  -----------------------             ---------------------
07/01/1994                                                                 10000                              10000
12/31/1994                                                                 10250                              10492
12/31/1995                                                                 13541                              14427
12/31/1996                                                                 16467                              17781
12/31/1997                                                                 22090                              23715
12/31/1998                                                                 29739                              30533
12/31/1999                                                                 38676                              36988
12/31/2000                                                                 31749                              33618
06/30/2001                                                                 26850                              31366

--------------------------------------------------------------
Average Annual Total Returns
--------------------------------------------------------------
Year to Date                                    (15.43)%
5 Year                                           12.37 %
Inception to Date                                15.15 %
--------------------------------------------------------------

                               EQUITY GROWTH FUND

[LINE GRAPH]

                                                                                                           RUSSELL 1000 GROWTH
                                                  EQUITY GROWTH $26,579       S&P 500 INDEX $31,366              $29,387
                                                  ---------------------       ---------------------        -------------------
07/01/1994                                                10000                       10000                       10000
12/31/1994                                                11359                       10492                       10849
12/31/1995                                                13460                       14427                       14884
12/31/1996                                                15874                       17781                       18326
12/31/1997                                                20086                       23715                       23913
12/31/1998                                                27311                       30533                       33170
12/31/1999                                                37438                       36988                       44169
12/31/2000                                                31178                       33618                       34266
06/30/2001                                                26579                       31366                       29387

--------------------------------------------------------------
Average Annual Total Returns
--------------------------------------------------------------
Year to Date                                    (14.75)%
5 Year                                           11.77 %
Inception to Date                                14.98 %
--------------------------------------------------------------

                         EQUITY GROWTH FUND -- PREMIUM

[LINE GRAPH]

                                                 EQUITY GROWTH - PREMIUM                                   RUSSELL 1000 GROWTH
                                                         $13,267              S&P 500 INDEX $13,226              $12,289
                                                 -----------------------      ---------------------        -------------------
01/05/1998                                                10000                       10000                       10000
12/31/1998                                                13620                       12875                       13871
12/31/1999                                                18685                       15597                       18471
12/31/2000                                                15555                       14176                       14330
06/30/2001                                                13267                       13226                       12289

--------------------------------------------------------------
Average Annual Total Returns
--------------------------------------------------------------
Year to Date                                    (14.71)%
Inception to Date                                 8.45 %
--------------------------------------------------------------


                      EQUITY GROWTH FUND -- INSTITUTIONAL

[LINE GRAPH]

                                                     EQUITY GROWTH -                                       RUSSELL 1000 GROWTH
                                                  INSTITUTIONAL $13,352       S&P 500 INDEX $13,226              $12,289
                                                  ---------------------       ---------------------        -------------------
01/05/1998                                                10000                       10000                       10000
12/31/1998                                                13654                       12875                       13871
12/31/1999                                                18755                       15597                       18471
12/31/2000                                                15647                       14176                       14330
06/30/2001                                                13352                       13226                       12289

--------------------------------------------------------------
Average Annual Total Returns
--------------------------------------------------------------
Year to Date                                    (14.67)%
Inception to Date                                 8.65 %
--------------------------------------------------------------

                              SPECIAL EQUITY FUND

[LINE GRAPH]

                                                 SPECIAL EQUITY $31,080       S&P 500 INDEX $31,366       RUSSELL 2000 $23,547
                                                 ----------------------       ---------------------       --------------------
07/01/1994                                                10000                       10000                       10000
12/31/1994                                                10857                       10492                       10494
12/31/1995                                                15363                       14427                       13479
12/31/1996                                                19321                       17781                       15703
12/31/1997                                                24302                       23715                       19214
12/31/1998                                                25076                       30533                       18724
12/31/1999                                                31411                       36988                       22705
12/31/2000                                                29934                       33618                       22019
06/30/2001                                                31080                       31366                       23547

--------------------------------------------------------------
Average Annual Total Returns
--------------------------------------------------------------
Year to Date                                      3.83%
5 Year                                           11.34%
Inception to Date                                17.58%
--------------------------------------------------------------


                         SPECIAL EQUITY FUND -- PREMIUM

[LINE GRAPH]

                                                SPECIAL EQUITY - PREMIUM
                                                         $12,892              S&P 500 INDEX $13,226       RUSSELL 2000 $12,255
                                                ------------------------      ---------------------       --------------------
01/05/1998                                                10000                       10000                       10000
12/31/1998                                                10405                       12875                        9745
12/31/1999                                                13028                       15597                       11817
12/31/2000                                                12407                       14176                       11460
06/30/2001                                                12892                       13226                       12255

--------------------------------------------------------------
Average Annual Total Returns
--------------------------------------------------------------
Year to Date                                      3.91%
Inception to Date                                 7.56%
--------------------------------------------------------------

                      SPECIAL EQUITY FUND -- INSTITUTIONAL

[LINE GRAPH]

                                                    SPECIAL EQUITY -
                                                  INSTITUTIONAL $12,979       S&P 500 INDEX $13,226       RUSSELL 2000 $12,255
                                                  ---------------------       ---------------------       --------------------
01/05/1998                                                10000                       10000                       10000
12/31/1998                                                10421                       12875                        9745
12/31/1999                                                13073                       15597                       11817
12/31/2000                                                12472                       14176                       11460
06/30/2001                                                12979                       13226                       12255

-----------------------------------------------------------
Average Annual Total Retuns
-----------------------------------------------------------
Year to Date                                       4.07%
Inception to Date                                  7.77%
-----------------------------------------------------------


                             AGGRESSIVE EQUITY FUND

[LINE GRAPH]

                                                                                                           RUSSELL 2000 GROWTH
                                               AGGRESSIVE EQUITY $16,276      S&P 500 INDEX $19,804              $10,012
                                               -------------------------      ---------------------        -------------------
06/11/1996                                               10000                        10000                       10000
12/31/1996                                                9459                        11516                        9295
12/31/1997                                               10043                        14973                       10498
12/31/1998                                               14235                        19278                       10627
12/31/1999                                               23347                        23353                       12886
12/31/2000                                               20113                        21226                        9996
06/30/2001                                               16276                        19804                       10012

-----------------------------------------------------------
Average Annual Total Returns
-----------------------------------------------------------
Year to Date                                      (19.08)%
5 Year                                             11.61 %
Inception to Date                                  10.11 %
-----------------------------------------------------------

                              HIGH YIELD BOND FUND

[LINE GRAPH]

                                                 HIGH YIELD BOND FUND      CREDIT SUISSE FIRST BOSTON    SALOMON HIGH YIELD CASH
                                                        $12,121               HIGH YIELD * $13,000          PAY INDEX $13,192
                                                 --------------------      --------------------------    -----------------------
01/30/1996                                               10000                       10000                        10000
12/31/1996                                               10871                       11242                        11085
12/31/1997                                               12207                       12662                        12539
12/31/1998                                               12475                       12735                        13093
12/31/1999                                               12480                       13153                        13200
12/31/2000                                               11926                       12468                        12617
06/30/2001                                               12121                       13000                        13192

-----------------------------------------------------
Average Annual Total Retruns
-----------------------------------------------------
Year to Date                                 1.64%
5 Year                                       3.92%
Inception to Date                            3.61%
-----------------------------------------------------

                        HIGH YIELD BOND FUND -- PREMIUM

[LINE GRAPH]

                                                   HIGH YIELD BOND -       CREDIT SUISSE FIRST BOSTON    SALOMON HIGH YIELD CASH
                                                    PREMIUM $9,857            HIGH YIELD * $10,267          PAY INDEX $10,521
                                                   -----------------       --------------------------    -----------------------
01/05/1998                                               10000                       10000                        10000
12/31/1998                                               10185                       10058                        10442
12/31/1999                                               10180                       10388                        10528
12/31/2000                                                9710                        9847                        10062
06/30/2001                                                9857                       10267                        10521

-----------------------------------------------------
Average Annual Total Returns
-----------------------------------------------------
Year to Date                                    1.52 %
Inception to Date                              (0.41)%
-----------------------------------------------------

* The Credit Suisse First Boston High Yield Index will replace the Salomon High Yield Cash Pay Index as the comparative benchmark. This index comes closest to matching the investment objectives of the High Yield Bond Fund.

                     HIGH YIELD BOND FUND -- INSTITUTIONAL

[LINE GRAPH]

                                                   HIGH YIELD BOND -       CREDIT SUISSE FIRST BOSTON    SALOMON HIGH YIELD CASH
                                                 INSTITUTIONAL $9,933         HIGH YIELD * $10,267          PAY INDEX $10,521
                                                 --------------------      --------------------------    -----------------------
01/05/1998                                               10000                       10000                        10000
12/31/1998                                               10214                       10058                        10442
12/31/1999                                               10221                       10388                        10528
12/31/2000                                                9774                        9847                        10062
06/30/2001                                                9933                       10267                        10521

-----------------------------------------------
Average Annual Total Returns
----------------------------------------------
Year to Date                            1.62 %
Inception to Date                      (0.19)%
----------------------------------------------

                           INTERNATIONAL EQUITY FUND

[LINE GRAPH]

                                                                                                  MSCI WORLD EX-US EQUITY INDEX
                                                            INTERNATIONAL EQUITY FUND $15,668                $12,476
                                                            ---------------------------------     -----------------------------
01/18/1996                                                                 10000                              10000
12/31/1996                                                                 11387                              10720
12/31/1997                                                                 12268                              10994
12/31/1998                                                                 13552                              13095
12/31/1999                                                                 22189                              16797
12/31/2000                                                                 17940                              14586
06/30/2001                                                                 15668                              12476

-----------------------------------------------------------
Average Annual Total Returns
-----------------------------------------------------------
Year to Date                                      (12.65)%
5 year                                              7.93 %
Inception to Date                                   8.59 %
----------------------------------------------------------

* The Credit Suisse First Boston High Yield Index will replace the Salomon High Yield Cash Pay Index as the comparative benchmark. This index comes closest to matching the investment objectives of the High Yield Bond Fund.

                      INTERNATIONAL EQUITY FUND -- PREMIUM

[LINE GRAPH]

                                                               INTERNATIONAL EQUITY - PREMIUM     MSCI WORLD EX-US EQUITY INDEX
                                                                          $12,717                            $11,348
                                                               ------------------------------     -----------------------------
01/05/1998                                                                 10000                              10000
12/31/1998                                                                 11011                              11911
12/31/1999                                                                 18020                              15278
12/31/2000                                                                 14567                              13268
06/30/2001                                                                 12717                              11348

---------------------------------------------------------
Average Annual Total Returns
---------------------------------------------------------
Year to Date                                    (12.70)%
Inception to Date                                 7.14 %
---------------------------------------------------------

                   INTERNATIONAL EQUITY FUND -- INSTITUTIONAL

[LINE GRAPH]

                                                          INTERNATIONAL EQUITY - INSTITUTIONAL    MSCI WORLD EX-US EQUITY INDEX
                                                                        $12,803                              $11,348
                                                          ------------------------------------    -----------------------------
01/05/1998                                                                10000                               10000
12/31/1998                                                                11027                               11911
12/31/1999                                                                18077                               15278
12/31/2000                                                                14646                               13268
06/30/2001                                                                12803                               11348

--------------------------------------------------------
Average Annual Total Returns
--------------------------------------------------------
Year to Date                                   (12.58)%
Inception to Date                                7.35 %
--------------------------------------------------------

                   STEPHENS INTERMEDIATE BOND FUND -- PREMIUM

[LINE GRAPH]

                                                                STEPHENS INTERMEDIATE BOND -      LEHMAN BROS INTERMEDIATE GOVT
                                                                      PREMIUM $12,357                      BOND $12,457
                                                                ----------------------------      -----------------------------
01/05/1998                                                                 10000                              10000
12/31/1998                                                                 10608                              10849
12/31/1999                                                                 10750                              10902
12/31/2000                                                                 12007                              12044
06/30/2001                                                                 12357                              12457

---------------------------------------------------------
Average Annual Total Returns
---------------------------------------------------------
Year to Date                                      2.92%
Inception to Date                                 6.26%
---------------------------------------------------------


                STEPHENS INTERMEDIATE BOND FUND -- INSTITUTIONAL

[LINE GRAPH]

                                                                STEPHENS INTERMEDIATE BOND -      LEHMAN BROS INTERMEDIATE GOVT
                                                                   INSTITUTIONAL $12,394                   BOND $12,457
                                                                ----------------------------      -----------------------------
01/05/1998                                                                 10000                              10000
12/31/1998                                                                 10622                              10849
12/31/1999                                                                 10777                              10902
12/31/2000                                                                 12039                              12044
06/30/2001                                                                 12394                              12457

---------------------------------------------------------
Average Annual Total Returns
---------------------------------------------------------
Year to Date                                      2.95%
Inception to Date                                 6.36%
---------------------------------------------------------

                     STEPHENS SELECT EQUITY FUND -- PREMIUM

[LINE GRAPH]

                                                              STEPHENS SELECT EQUITY - PREMIUM
                                                                          $10,311                 RUSSELL MID CAP VALUE $12,959
                                                              --------------------------------    -----------------------------
01/05/1998                                                                 10000                              10000
12/31/1998                                                                 10500                              10542
12/31/1999                                                                 10448                              10530
12/31/2000                                                                 10345                              12550
06/30/2001                                                                 10311                              12959

---------------------------------------------------------
Average Annual Total Returns
---------------------------------------------------------
Year to Date                                     (0.33)%
Inception to Date                                 0.88 %
---------------------------------------------------------


                  STEPHENS SELECT EQUITY FUND -- INSTITUTIONAL

[LINE GRAPH]

                                                                  STEPHENS SELECT EQUITY -
                                                                   INSTITUTIONAL $10,392          RUSSELL MID CAP VALUE $12,959
                                                                  ------------------------        -----------------------------
01/05/1998                                                                 10000                              10000
12/31/1998                                                                 10541                              10542
12/31/1999                                                                 10498                              10530
12/31/2000                                                                 10418                              12550
06/30/2001                                                                 10392                              12959

---------------------------------------------------------
Average Annual Total Returns
---------------------------------------------------------
Year to Date                                     (0.25)%
Inception to Date                                 1.11 %
---------------------------------------------------------

                                STOCK INDEX FUND

[LINE GRAPH]

                                                                     STOCK INDEX $9,676                S&P 500 INDEX $9,833
                                                                     ------------------                --------------------
03/10/1999                                                                 10000                              10000
12/31/1999                                                                 11537                              11596
12/31/2000                                                                 10409                              10540
06/30/2001                                                                  9676                               9833

---------------------------------------------------------
Average Annual Total Returns
---------------------------------------------------------
Year to Date                                     (7.04)%
Inception to Date                                (1.42)%
---------------------------------------------------------


The charts shown above represent the growth in value of an initial hypothetical investment of $10,000 in each fund of the Diversified Investors Fund Group for the period since inception through June 30, 2001.

All indices are shown for the period from the funds' inception through June 30, 2001.

Past performance is not indicative of future performance.

                       DIVERSIFIED INVESTORS FUNDS GROUP

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 JUNE 30, 2001
                                  (UNAUDITED)

                                                                      INTERMEDIATE
                                           MONEY           HIGH        GOVERNMENT     CORE BOND                      VALUE &
                                           MARKET      QUALITY BOND       BOND           FUND         BALANCED        INCOME
                                        ------------   ------------   ------------   ------------   ------------   ------------
ASSETS:
Securities at value (Cost
  $29,399,640)........................  $         --   $        --    $        --    $         --   $         --   $         --
Cash..................................            --            --             --              --             --             --
Investment in Series Portfolio, at
  value...............................   277,322,965    90,351,653     90,670,217     236,598,802    183,220,192    497,802,629
Interest receivable...................            --            --             --              --             --             --
Receivable for fee reimbursements.....        20,071            --             --              91            822         39,057
                                        ------------   -----------    -----------    ------------   ------------   ------------
    Total assets......................   277,343,036    90,351,653     90,670,217     236,598,893    183,221,014    497,841,686
                                        ------------   -----------    -----------    ------------   ------------   ------------
LIABILITIES:
Due to Custodian......................            --           246             --              --             --             --
Accrued expenses......................       109,103        46,458         48,053         132,265        110,699        194,853
Distribution fees.....................        57,274        17,623         17,855          46,448         36,726         99,667
Shareholder servicing fees............        12,948            --             --              --             --         19,054
Investment advisory fees..............            --            --             --              --             --             --
                                        ------------   -----------    -----------    ------------   ------------   ------------
    Total liabilities.................       179,325        64,327         65,908         178,713        147,425        313,574
                                        ------------   -----------    -----------    ------------   ------------   ------------
    NET ASSETS........................  $277,163,711   $90,287,326    $90,604,309    $236,420,180   $183,073,589   $497,528,112
                                        ============   ===========    ===========    ============   ============   ============
NET ASSETS CONSIST OF:
  Paid-in capital.....................   276,779,773    88,739,838     89,581,908     235,632,795    202,695,740    513,521,567
  Undistributed (accumulated) net
    investment income (loss)..........       418,923       198,228        176,817         489,423        130,123        (10,667)
  Undistributed (accumulated) net
    realized gains (losses)...........       (34,985)       71,215        146,678         733,408    (10,265,353)     6,244,932
  Net unrealized appreciation
    (depreciation) on translation of
    assets and liabilities in foreign
    currencies........................            --            --             --          14,116         33,174             --
  Net unrealized appreciation
    (depreciation) on securities and
    futures...........................            --     1,278,045        698,906        (449,562)    (9,520,095)   (22,227,720)
                                        ------------   -----------    -----------    ------------   ------------   ------------
    NET ASSETS........................  $277,163,711   $90,287,326    $90,604,309    $236,420,180   $183,073,589   $497,528,112
                                        ============   ===========    ===========    ============   ============   ============
NET ASSETS:
  Diversified Class of Shares.........  $264,263,813   $90,287,326    $90,604,309    $236,420,180   $183,073,589   $470,760,045
                                        ============   ===========    ===========    ============   ============   ============
  Stephens Premium Class of Shares....  $     81,350                                                               $  3,874,465
                                        ============                                                               ============
  Stephens Institutional Class of
    Shares............................  $ 12,818,548                                                               $ 22,893,602
                                        ============                                                               ============
OUTSTANDING SHARES OF CAPITAL STOCK OF
  $.00001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES OF
  BENEFICIAL INTEREST AUTHORIZED:
  Diversified Class of Shares.........    24,874,772     7,767,738      8,193,359      19,188,139     13,010,342     21,016,339
                                        ============   ===========    ===========    ============   ============   ============
  Stephens Premium Class of Shares....         7,574                                                                    494,735
                                        ============                                                               ============
  Stephens Institutional Class of
    Shares............................     1,222,906                                                                  2,881,248
                                        ============                                                               ============
NET ASSET VALUE PER SHARE*:
  Diversified Class of Shares.........  $      10.62   $     11.62    $     11.06    $      12.32   $      14.07   $      22.40
                                        ============   ===========    ===========    ============   ============   ============
  Stephens Premium Class of Shares....  $      10.74                                                               $       7.83
                                        ============                                                               ============
  Stephens Institutional Class of
    Shares............................  $      10.48                                                               $       7.95
                                        ============                                                               ============

---------------
 * Net asset value per share equals Net assets/Outstanding shares
** Calculated NAV differs from presented due to rounding

                       See notes to financial statements.

                                                                                                  STEPHENS     STEPHENS
       GROWTH &        EQUITY        SPECIAL       AGGRESSIVE     HIGH YIELD    INTERNATIONAL   INTERMEDIATE    SELECT
        INCOME         GROWTH         EQUITY         EQUITY          BOND          EQUITY           BOND        EQUITY
     ------------   ------------   ------------   ------------   ------------   -------------   ------------   --------
     $         --   $         --   $         --   $         --   $         --   $         --    $31,075,341     $   --
               --             --             --             --             --             --        175,828         --
      451,758,144    431,187,124    392,726,819    217,097,948     74,586,549    264,461,421             --         --
               --             --             --             --             --             --        425,283         --
           26,975         37,546         33,268         14,480         15,784         25,618         57,324      5,548
     ------------   ------------   ------------   ------------   ------------   ------------    -----------     ------
      451,785,119    431,224,670    392,760,087    217,112,428     74,602,333    264,487,039     31,733,776      5,548
     ------------   ------------   ------------   ------------   ------------   ------------    -----------     ------
               --             --             --             --             --             --             --         --
          273,022        254,209        273,992         74,645         75,870        108,478         61,466      3,419
           90,687         87,433         74,546         42,955         14,734         48,127          6,297          3
               --         34,175         27,153             --          7,025         17,025         57,736         26
               --             --             --             --             --             --         86,063          5
     ------------   ------------   ------------   ------------   ------------   ------------    -----------     ------
          363,709        375,817        375,691        117,600         97,629        173,630        211,562      3,453
     ------------   ------------   ------------   ------------   ------------   ------------    -----------     ------
     $451,421,410   $430,848,853   $392,384,396   $216,994,828   $ 74,504,704   $264,313,409    $31,522,214     $2,095
     ============   ============   ============   ============   ============   ============    ===========     ======
      545,248,685    538,150,090    372,226,044    265,200,578     86,635,218    298,283,667     29,799,071      2,095
         (574,490)    (1,193,706)      (961,248)    (1,210,043)       268,784     (1,897,878)        73,331         --
      (48,551,357)   (19,417,089)   (13,884,263)   (59,381,380)   (10,045,015)     3,581,309        (25,889)        --
               --             --             --             --             --       (373,092)            --         --
      (44,701,428)   (86,690,442)    35,003,863     12,385,673     (2,354,283)   (35,280,597)     1,675,701         --
     ------------   ------------   ------------   ------------   ------------   ------------    -----------     ------
     $451,421,410   $430,848,853   $392,384,396   $216,994,828   $ 74,504,704   $264,313,409    $31,522,214     $2,095
     ============   ============   ============   ============   ============   ============    ===========     ======
     $451,421,410   $408,752,732   $364,991,204   $216,994,828   $ 68,539,934   $252,982,148
     ============   ============   ============   ============   ============   ============
                    $  3,542,467   $  4,266,923                  $    304,986   $  1,823,256    $   681,854     $1,046
                    ============   ============                  ============   ============    ===========     ======
                    $ 18,553,654   $ 23,126,269                  $  5,659,784   $  9,508,005    $30,840,360     $1,049
                    ============   ============                  ============   ============    ===========     ======
       22,191,283     19,818,129     15,473,848     14,966,615      7,708,121     18,595,691
     ============   ============   ============   ============   ============   ============
                         325,037        421,919                        39,745        161,865         63,379        107
                    ============   ============                  ============   ============    ===========     ======
                       1,714,215      2,206,772                       742,532        837,726      2,905,618        106
                    ============   ============                  ============   ============    ===========     ======
     $      20.34   $      20.63   $      23.59   $      14.50   $       8.89   $      13.60
     ============   ============   ============   ============   ============   ============
                    $      10.90   $      10.11                  $       7.67   $      11.26    $     10.76     $ 9.82**
                    ============   ============                  ============   ============    ===========     ======
                    $      10.82   $      10.48                  $       7.62   $      11.35    $     10.61     $ 9.87**
                    ============   ============                  ============   ============    ===========     ======


        STOCK
        INDEX
     ------------
     $         --
               --
      165,031,676
               --
               --
     ------------
      165,031,676
     ------------
               --
           69,865
           77,809
               --
           46,896
     ------------
          194,570
     ------------
     $164,837,106
     ============
      203,586,240
         (406,745)
        2,623,047
               --
      (40,965,436)
     ------------
     $164,837,106
     ============
     $164,837,106
     ============
       17,301,139
     ============
     $       9.53
     ============

                       DIVERSIFIED INVESTORS FUNDS GROUP

                            STATEMENTS OF OPERATIONS
                       FOR THE PERIOD ENDED JUNE 30, 2001
                                  (UNAUDITED)

                                                                   INTERMEDIATE
                                         MONEY          HIGH        GOVERNMENT     CORE BOND                    VALUE &
                                         MARKET     QUALITY BOND       BOND          FUND        BALANCED        INCOME
                                       ----------   ------------   ------------   -----------   -----------   ------------
INVESTMENT INCOME....................  $       --    $       --     $       --    $        --   $        --   $         --
ALLOCATED NET INVESTMENT INCOME
  (LOSS) FROM PORTFOLIOS.............   6,441,663     2,448,831      2,362,458      6,132,596     2,645,434      5,012,012
                                       ----------    ----------     ----------    -----------   -----------   ------------
EXPENSES:
  Administration fees................     383,921       120,024        120,270        321,268       273,037        688,682
  Distribution fees..................     319,934       100,020        100,225        267,724       227,531        573,902
  Professional fees..................       4,627         2,024          1,837         22,255        15,644         18,018
  Trustees fees......................         424            19             19            361           837          3,757
  Insurance fees.....................          55            18             18             18            18             18
  Fund accounting fees...............      11,224         4,566          3,568          4,421         3,938         11,396
  Dues and subscriptions.............       1,426           428            513          1,352         1,500          2,428
  Reports to shareholders............         756           173             19          8,166         2,230         28,671
  Registration fees..................      28,968        12,668         11,908         21,349        13,043         29,605
  Custody fees.......................          --            --             --             --            --             --
  Investment advisory fees...........          --            --             --             --            --             --
  Shareholder servicing fees (Note
    3):
    Stephens Premium Class of
      Shares.........................         218            --             --             --            --          9,508
    Stephens Institutional Class of
      Shares.........................      23,800            --             --             --            --         38,757
                                       ----------    ----------     ----------    -----------   -----------   ------------
Total expenses before
  reimbursements.....................     775,353       239,940        238,377        646,914       537,778      1,404,742
Fees reimbursed......................    (105,803)           --             --            (44)           --       (158,148)
                                       ----------    ----------     ----------    -----------   -----------   ------------
Net expenses.........................     669,550       239,940        238,377        646,870       537,778      1,246,594
                                       ----------    ----------     ----------    -----------   -----------   ------------
Net investment income (loss).........   5,772,113     2,208,891      2,124,081      5,485,726     2,107,656      3,765,418
                                       ----------    ----------     ----------    -----------   -----------   ------------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON SECURITIES AND FOREIGN
  CURRENCIES (NOTE 2):
  Net realized gains (losses) on
    securities and futures...........      11,545       261,646        318,812      3,982,561    (8,694,954)     6,192,236
  Net change in unrealized
    appreciation (depreciation) on
    securities and futures...........          --       540,656       (290,662)    (5,210,686)     (605,311)   (11,517,114)
  Net change in unrealized
    appreciation (depreciation) on
    translation of assets and
    liabilities in foreign
    currencies.......................          --            --             --         87,774        38,900             --
  Net realized gains on foreign
    currency transactions............          --            --             --        314,843       114,325             --
                                       ----------    ----------     ----------    -----------   -----------   ------------
  Net realized and unrealized gains
    (losses) on securities and
    foreign currencies...............      11,545       802,302         28,150       (825,508)   (9,147,040)    (5,324,878)
                                       ----------    ----------     ----------    -----------   -----------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..........  $5,783,658    $3,011,193     $2,152,231    $ 4,660,218   $(7,039,384)  $ (1,559,460)
                                       ==========    ==========     ==========    ===========   ===========   ============

                       See notes to financial statements.

                                                                                               STEPHENS     STEPHENS
      GROWTH &        EQUITY        SPECIAL      AGGRESSIVE    HIGH YIELD    INTERNATIONAL   INTERMEDIATE    SELECT       STOCK
       INCOME         GROWTH        EQUITY         EQUITY         BOND          EQUITY           BOND        EQUITY       INDEX
    ------------   ------------   -----------   ------------   -----------   -------------   ------------   --------   ------------
    $         --   $         --   $        --   $         --   $        --   $         --     $1,223,853      $ --     $         --
         600,362         60,252        50,383       (693,534)    3,429,925      1,581,384             --        --          973,059
    ------------   ------------   -----------   ------------   -----------   ------------     ----------      ----     ------------
         665,889        642,451       518,873        308,093       106,163        383,643         49,036         3          279,076
         554,908        535,376       432,395        256,745        88,469        319,703         40,863         1          199,340
          17,503         15,765        25,514          5,226         3,735          7,309            171        10            5,154
           4,918          4,703         1,266            347            58            713             37         2               69
              18             54            55             18            55             55             36         8               18
           4,394         10,474        11,161          2,821        10,746         10,313             --        --           12,026
           4,692          3,804         3,094          1,691           486          2,259            333         2               74
          40,300         33,380        20,744          1,203         1,177          3,053             36         2               19
          31,654         45,594        35,085         18,157        22,654         33,729         28,563        --           17,687
              --             --            --             --            --             --         59,469        --               --
              --             --            --             --            --             --         16,345        --               --
              --          9,232         9,798             --           788          4,908          1,760         1               --
              --         33,083        35,227             --         9,259         18,000         55,976         1               --
    ------------   ------------   -----------   ------------   -----------   ------------     ----------      ----     ------------
       1,324,276      1,333,916     1,093,212        594,301       243,590        783,685        252,625        30          513,463
        (149,424)       (79,958)      (81,581)       (77,793)      (65,983)       (62,275)      (121,511)      (24)         (40,701)
    ------------   ------------   -----------   ------------   -----------   ------------     ----------      ----     ------------
       1,174,852      1,253,958     1,011,631        516,508       177,607        721,410        131,114         6          472,762
    ------------   ------------   -----------   ------------   -----------   ------------     ----------      ----     ------------
        (574,490)    (1,193,706)     (961,248)    (1,210,042)    3,252,318        859,974      1,092,739        (6)         500,297
    ------------   ------------   -----------   ------------   -----------   ------------     ----------      ----     ------------
     (38,540,798)   (23,066,009)   (1,883,169)   (20,194,706)   (3,270,255)      (694,771)       212,795        --        2,473,440
     (35,554,954)   (44,149,368)   18,749,890    (21,143,583)    1,060,105    (30,237,081)      (337,623)       --      (14,445,468)
              --             --            --             --            --     (2,582,102)            --        --               --
              --             --            --             --            --      1,935,301             --        --               --
    ------------   ------------   -----------   ------------   -----------   ------------     ----------      ----     ------------
     (74,095,752)   (67,215,377)   16,866,721    (41,338,289)   (2,210,150)   (31,578,653)      (124,828)       --      (11,972,028)
    ------------   ------------   -----------   ------------   -----------   ------------     ----------      ----     ------------
    $(74,670,242)  $(68,409,083)  $15,905,473   $(42,548,331)  $ 1,042,168   $(30,718,679)    $  967,911      $ (6)    $(11,471,731)
    ============   ============   ===========   ============   ===========   ============     ==========      ====     ============

                       DIVERSIFIED INVESTORS FUNDS GROUP

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE PERIOD ENDED JUNE 30, 2001
                                  (UNAUDITED)

                                                                       INTERMEDIATE
                                           MONEY            HIGH        GOVERNMENT     CORE BOND                       VALUE &
                                          MARKET        QUALITY BOND       BOND           FUND         BALANCED        INCOME
                                      ---------------   ------------   ------------   ------------   ------------   -------------
FROM OPERATIONS:
Net investment income (loss)........  $     5,772,113   $ 2,208,891    $  2,124,081   $  5,485,726   $  2,107,656   $   3,765,418
Net realized gains (losses) on
  securities and futures............           11,545       261,646         318,812      3,982,561     (8,694,954)      6,192,236
Net realized gains (losses) on
  foreign currency transactions.....               --            --              --        314,843        114,325              --
Net change in unrealized
  appreciation (depreciation) on
  securities and futures............               --       540,656        (290,662)    (5,210,686)      (605,311)    (11,517,114)
Net change in unrealized
  appreciation (depreciation) on
  translation of assets and
  liabilities in foreign
  currencies........................               --            --              --         87,774         38,900              --
                                      ---------------   -----------    ------------   ------------   ------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations........................        5,783,658     3,011,193       2,152,231      4,660,218     (7,039,384)     (1,559,460)
                                      ---------------   -----------    ------------   ------------   ------------   -------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM (NOTE 7):
Net investment income...............       (5,403,427)   (2,014,519)     (1,947,264)    (5,034,831)    (1,991,296)     (3,776,085)
                                      ---------------   -----------    ------------   ------------   ------------   -------------
CAPITAL SHARE TRANSACTIONS (NOTE 5):
DIVERSIFIED CLASS OF SHARES:
Issued during period................    1,566,862,358    28,854,485      36,806,342     64,473,224     50,996,200     240,977,069
Issued on reinvestment of dividends
  and distributions.................        5,167,562     2,014,519       1,947,264      5,034,831      1,991,296       3,279,933
Redeemed during period..............   (1,530,313,364)   (8,574,647)    (14,216,636)   (21,776,859)   (23,001,622)   (171,346,217)
                                      ---------------   -----------    ------------   ------------   ------------   -------------
Net increase Diversified Class of
  Shares............................       41,716,556    22,294,357      24,536,970     47,731,196     29,985,874      72,910,785
                                      ---------------   -----------    ------------   ------------   ------------   -------------
STEPHENS PREMIUM CLASS OF SHARES:
Issued during period................           21,028                                                                     377,760
Issued on reinvestment of dividends
  and distributions.................            1,395                                                                      69,794
Redeemed during period..............          (61,000)                                                                   (402,078)
                                      ---------------                                                               -------------
Net increase (decrease) Stephens
  Premium Class of Shares...........          (38,577)                                                                     45,476
                                      ---------------                                                               -------------
STEPHENS INSTITUTIONAL CLASS OF
  SHARES:
Issued during period................        3,040,224                                                                   2,903,115
Issued on reinvestment of dividends
  and distributions.................          234,470                                                                     426,358
Redeemed during period..............       (5,621,133)                                                                 (1,744,435)
                                      ---------------                                                               -------------
Net increase (decrease) Stephens
  Institutional Class of Shares.....       (2,346,439)                                                                  1,585,038
                                      ---------------                                                               -------------
Increase (decrease) in net assets
  from net fund share
  transactions......................       39,331,540    22,294,357      24,536,970     47,731,196     29,985,874      74,541,299
                                      ---------------   -----------    ------------   ------------   ------------   -------------
Total increase (decrease) in net
  assets............................       39,711,771    23,291,031      24,741,937     47,356,583     20,955,194      69,205,754
NET ASSETS:
Beginning of period.................      237,451,940    66,996,295      65,862,372    189,063,597    162,118,395     428,322,358
                                      ---------------   -----------    ------------   ------------   ------------   -------------
End of period.......................  $   277,163,711   $90,287,326    $ 90,604,309   $236,420,180   $183,073,589   $ 497,528,112
                                      ===============   ===========    ============   ============   ============   =============

                       See notes to financial statements.

                                                                                                    STEPHENS     STEPHENS
      GROWTH &         EQUITY         SPECIAL       AGGRESSIVE      HIGH YIELD    INTERNATIONAL   INTERMEDIATE    SELECT
       INCOME          GROWTH         EQUITY          EQUITY           BOND          EQUITY           BOND        EQUITY
    -------------   ------------   -------------   -------------   ------------   -------------   ------------   --------
    $    (574,490)  $ (1,193,706)  $    (961,248)  $  (1,210,042)  $  3,252,318   $     859,974   $ 1,092,739     $   (6)
      (38,540,798)   (23,066,009)     (1,883,169)    (20,194,706)    (3,270,255)       (694,771)      212,795         --
               --             --              --              --             --       1,935,301            --         --
      (35,554,954)   (44,149,368)     18,749,890     (21,143,583)     1,060,105     (30,237,081)     (337,623)        --
               --             --              --              --             --      (2,582,102)           --         --
    -------------   ------------   -------------   -------------   ------------   -------------   -----------     ------
      (74,670,242)   (68,409,083)     15,905,473     (42,548,331)     1,042,168     (30,718,679)      967,911         (6)
    -------------   ------------   -------------   -------------   ------------   -------------   -----------     ------
               --             --              --              --     (2,983,534)       (768,225)   (1,019,408)        --
    -------------   ------------   -------------   -------------   ------------   -------------   -----------     ------
      205,531,193    158,666,473     442,649,407     157,704,180     36,241,932     659,737,019
               --             --              --              --      2,715,759         737,483
     (150,428,448)   (95,953,632)   (395,964,227)   (116,170,278)   (27,288,092)   (606,607,179)
    -------------   ------------   -------------   -------------   ------------   -------------
       55,102,745     62,712,841      46,685,180      41,533,902     11,669,599      53,867,323
    -------------   ------------   -------------   -------------   ------------   -------------
                         415,801         332,278                         67,629         181,617        73,936         --
                              --              --                         13,845           4,424        20,911         --
                        (332,874)       (216,108)                      (113,486)       (187,891)     (224,795)        --
                    ------------   -------------                   ------------   -------------   -----------     ------
                          82,927         116,170                        (32,012)         (1,850)     (129,948)        --
                    ------------   -------------                   ------------   -------------   -----------     ------
                       5,715,888       4,199,193                      1,308,048       1,087,922     1,169,669         --
                              --              --                        253,930          26,318       998,497         --
                      (4,336,901)       (469,282)                      (313,564)     (2,767,227)   (3,683,329)        --
                    ------------   -------------                   ------------   -------------   -----------     ------
                       1,378,987       3,729,911                      1,248,414      (1,652,987)   (1,515,163)        --
                    ------------   -------------                   ------------   -------------   -----------     ------
       55,102,745     64,174,755      50,531,261      41,533,902     12,886,001      52,212,486    (1,645,111)        --
    -------------   ------------   -------------   -------------   ------------   -------------   -----------     ------
      (19,567,497)    (4,234,328)     66,436,734      (1,014,429)    10,944,635      20,725,582    (1,696,608)        (6)
      470,988,907    435,083,181     325,947,662     218,009,257     63,560,069     243,587,827    33,218,822      2,101
    -------------   ------------   -------------   -------------   ------------   -------------   -----------     ------
    $ 451,421,410   $430,848,853   $ 392,384,396   $ 216,994,828   $ 74,504,704   $ 264,313,409   $31,522,214     $2,095
    =============   ============   =============   =============   ============   =============   ===========     ======


        STOCK
        INDEX
     ------------
     $    500,297
        2,473,440
               --
      (14,445,468)
               --
     ------------
      (11,471,731)
     ------------
         (907,042)
     ------------
       71,486,397
          907,042
       (6,059,220)
     ------------
       66,334,219
     ------------
       66,334,219
     ------------
       53,955,446
      110,881,660
     ------------
     $164,837,106
     ============

                       DIVERSIFIED INVESTORS FUNDS GROUP

                      STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                       INTERMEDIATE
                                           MONEY            HIGH        GOVERNMENT     CORE BOND                       VALUE &
                                          MARKET        QUALITY BOND       BOND           FUND         BALANCED       INCOME(1)
                                      ---------------   ------------   ------------   ------------   ------------   -------------
FROM OPERATIONS:
Net investment income (loss)........  $     9,514,687   $  2,759,089   $  2,690,269   $  8,480,183   $  3,622,467   $   5,187,457
Net realized gains (losses) on
  securities and futures............          (23,607)      (195,592)      (295,458)    (1,466,697)     6,235,063      47,439,969
Net realized gains (losses) on
  foreign currency transactions.....               --             --             --        468,556        274,507              --
Net change in unrealized
  appreciation (depreciation) on
  securities and futures............               --      1,361,484      2,252,941      7,360,583    (14,507,613)     (9,871,245)
Net change in unrealized
  appreciation (depreciation) on
  translation of assets and
  liabilities in foreign
  currencies........................               --             --             --        (73,658)       (14,814)             --
                                      ---------------   ------------   ------------   ------------   ------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations........................        9,491,080      3,924,981      4,647,752     14,768,967     (4,390,390)     42,756,181
                                      ---------------   ------------   ------------   ------------   ------------   -------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM (NOTE 7):
Net investment income...............       (9,482,101)    (2,755,213)    (2,686,575)    (8,498,621)    (3,636,564)     (5,113,499)
In excess of net investment
  income............................               --             --             --        (85,706)        (1,222)             --
Net realized gains from investment
  transactions......................               --             --             --             --     (6,890,297)    (12,317,742)
In excess of net realized gains.....               --             --             --             --       (574,550)             --
Tax return of capital...............               --             --         (2,469)      (334,037)            --              --
                                      ---------------   ------------   ------------   ------------   ------------   -------------
Total dividends and distributions...       (9,482,101)    (2,755,213)    (2,689,044)    (8,918,364)   (11,102,633)    (17,431,241)
                                      ---------------   ------------   ------------   ------------   ------------   -------------
CAPITAL SHARE TRANSACTIONS (NOTE 5):
DIVERSIFIED CLASS OF SHARES:
Issued during year..................    3,043,228,782     44,692,029     45,937,161    117,945,774     52,510,993     455,450,406
Issued on reinvestment of dividends
  and distributions.................        9,009,021      2,755,213      2,689,044      8,918,364     11,102,633      15,217,212
Redeemed during year................   (2,929,555,128)   (18,054,149)   (25,089,367)   (56,172,797)   (29,016,374)   (295,746,718)
                                      ---------------   ------------   ------------   ------------   ------------   -------------
Net increase Diversified Class of
  Shares............................      122,682,675     29,393,093     23,536,838     70,691,341     34,597,252     174,920,900
                                      ---------------   ------------   ------------   ------------   ------------   -------------
STEPHENS PREMIUM CLASS OF SHARES:
Issued during year..................          373,957                                                                   6,803,272
Issued on reinvestment of dividends
  and distributions.................           12,994                                                                     341,305
Redeemed during year................         (408,210)                                                                 (3,467,916)
                                      ---------------                                                               -------------
Net increase (decrease) Stephens
  Premium Class of Shares...........          (21,259)                                                                  3,676,661
                                      ---------------                                                               -------------
STEPHENS INSTITUTIONAL CLASS OF
  SHARES:
Issued during year..................       15,317,765                                                                  21,286,743
Issued on reinvestment of dividends
  and distributions.................          460,086                                                                   1,872,724
Redeemed during year................       (5,177,803)                                                                 (2,242,482)
                                      ---------------                                                               -------------
Net increase (decrease) Stephens
  Institutional Class of Shares.....       10,600,048                                                                  20,916,985
                                      ---------------                                                               -------------
Increase in net assets from net fund
  share transactions................      133,261,464     29,393,093     23,536,838     70,691,341     34,597,252     199,514,546
                                      ---------------   ------------   ------------   ------------   ------------   -------------
Total increase in net assets........      133,270,443     30,562,861     25,495,546     76,541,944     19,104,229     224,839,486
NET ASSETS:
Beginning of year...................      104,181,497     36,433,434     40,366,826    112,521,653    143,014,166     203,482,872
                                      ---------------   ------------   ------------   ------------   ------------   -------------
End of year.........................  $   237,451,940   $ 66,996,295   $ 65,862,372   $189,063,597   $162,118,395   $ 428,322,358
                                      ===============   ============   ============   ============   ============   =============

---------------

(1) Formerly the Equity Income Fund.

                         See notes to financial statements.

                                                                                                       STEPHENS     STEPHENS
      GROWTH &         EQUITY          SPECIAL       AGGRESSIVE      HIGH YIELD     INTERNATIONAL    INTERMEDIATE    SELECT
       INCOME          GROWTH          EQUITY          EQUITY           BOND           EQUITY            BOND        EQUITY
    -------------   -------------   -------------   -------------   ------------   ---------------   ------------   --------
    $  (2,227,735)  $  (2,273,003)  $  (1,391,730)  $  (2,258,766)  $  4,593,892   $       506,058   $  1,515,418    $  (18)
        7,351,795      53,131,042      (7,399,483)    (37,390,976)    (5,536,631)       20,748,300       (172,852)       --
               --              --              --              --             --        (1,429,284)            --        --
     (102,442,651)   (132,458,373)     (9,307,859)     (3,832,207)    (1,529,986)      (66,029,792)     2,348,825        --
               --              --              --              --             --         2,809,149             --        --
    -------------   -------------   -------------   -------------   ------------   ---------------   ------------    ------
      (97,318,591)    (81,600,334)    (18,099,072)    (43,481,949)    (2,472,725)      (43,395,569)     3,691,391       (18)
    -------------   -------------   -------------   -------------   ------------   ---------------   ------------    ------
               --              --              --              --     (4,612,746)         (354,517)    (1,515,418)       --
               --              --              --              --        (40,328)         (666,760)            --        --
       (7,068,150)    (25,538,641)       (990,637)             --             --       (15,186,966)            --        --
               --              --      (8,441,660)     (1,886,475)            --                --             --        --
             (628)             --          (1,575)         (1,830)            --                --            (33)       --
    -------------   -------------   -------------   -------------   ------------   ---------------   ------------    ------
       (7,068,778)    (25,538,641)     (9,433,872)     (1,888,305)    (4,653,074)      (16,208,243)    (1,515,451)       --
    -------------   -------------   -------------   -------------   ------------   ---------------   ------------    ------
      372,360,020     311,841,623     936,310,873     384,834,454     66,242,735     1,347,313,957
        7,068,778      22,985,380       8,043,397       1,888,305      4,245,769        15,153,946
     (263,850,054)   (177,194,336)   (840,413,917)   (241,839,591)   (43,667,775)   (1,253,318,083)
    -------------   -------------   -------------   -------------   ------------   ---------------
      115,578,744     157,632,667     103,940,353     144,883,168     26,820,729       109,149,820
    -------------   -------------   -------------   -------------   ------------   ---------------
                        2,820,412       1,381,614                        283,156           408,266        656,905        --
                          432,513         262,709                         38,114           150,395         90,478        --
                       (1,933,960)     (1,324,656)                      (222,837)       (1,437,387)    (3,674,640)       --
                    -------------   -------------                   ------------   ---------------   ------------    ------
                        1,318,965         319,667                         98,433          (878,726)    (2,927,257)       --
                    -------------   -------------                   ------------   ---------------   ------------    ------
                       13,608,129       9,631,831                      2,223,690         6,809,300     20,025,513        --
                        2,120,748       1,127,766                        369,191           903,902      1,424,973        --
                       (3,447,451)     (2,301,942)                      (729,051)       (4,226,453)   (12,305,314)       --
                    -------------   -------------                   ------------   ---------------   ------------    ------
                       12,281,426       8,457,655                      1,863,830         3,486,749      9,145,172        --
                    -------------   -------------                   ------------   ---------------   ------------    ------
      115,578,744     171,233,058     112,717,675     144,883,168     28,782,992       111,757,843      6,217,915        --
    -------------   -------------   -------------   -------------   ------------   ---------------   ------------    ------
       11,191,375      64,094,083      85,184,731      99,512,914     21,657,193        52,154,031      8,393,855       (18)
      459,797,532     370,989,098     240,762,931     118,496,343     41,902,876       191,433,796     24,824,967     2,119
    -------------   -------------   -------------   -------------   ------------   ---------------   ------------    ------
    $ 470,988,907   $ 435,083,181   $ 325,947,662   $ 218,009,257   $ 63,560,069   $   243,587,827   $ 33,218,822    $2,101
    =============   =============   =============   =============   ============   ===============   ============    ======


        STOCK
        INDEX
     ------------
     $    483,548
       16,938,153
               --
      (28,115,335)
               --
     ------------
      (10,693,634)
     ------------
         (486,705)
               --
          (58,292)
               --
               --
     ------------
         (544,997)
     ------------
      101,736,748
          544,997
       (5,936,351)
     ------------
       96,345,394
     ------------
       96,345,394
     ------------
       85,106,763
       25,774,897
     ------------
     $110,881,660
     ============

                           STEPHENS INTERMEDIATE BOND

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)

PRINCIPAL                                                                     VALUE
---------                                                                  -----------
             US TREASURY NOTES -- 68.65%
$7,820,000   6.25%, 02/15/07.............................................  $ 8,245,791
 6,210,000   5.625%, 05/15/08............................................    6,337,113
 6,995,000   5.50%, 05/15/09.............................................    7,056,479
                                                                           -----------
             TOTAL US TREASURY NOTES (Cost $20,410,317)..................   21,639,383
                                                                           -----------
             US TREASURY INFLATION INDEX -- 29.93%
 9,228,321   3.231%, 01/15/08 (Cost $8,989,323)..........................    9,435,958
                                                                           -----------
             Total Investments -- 98.58% (Cost $29,399,640)..............   31,075,341
             Other assets less liabilities -- 1.42%......................      446,873
                                                                           -----------
             NET ASSETS -- 100.00%.......................................  $31,522,214
                                                                           ===========

             The aggregate cost of securities for federal income tax
               purposes at June 30, 2001, is $29,399,640.
             The following amount is based on cost for federal income tax purposes:

               Gross unrealized appreciation...............................$ 1,675,701
                                                                           ===========

                       See notes to financial statements.

                       DIVERSIFIED INVESTORS FUNDS GROUP

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

1. ORGANIZATION

     The Diversified Investors Funds Group (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust is composed of twenty different series that are, in effect, separate investment funds. Thirteen of the series are as follows: the Money Market Fund, the High Quality Bond Fund, the Intermediate Government Bond Fund, the Core Bond Fund, the Balanced Fund, the Value & Income Fund, the Growth & Income Fund, the Equity Growth Fund, the Special Equity Fund, the Aggressive Equity Fund, the High Yield Bond Fund, the International Equity Fund and the Stock Index Fund, (collectively, the "Funds"). The Trust established and designated each of the Funds as separate series on April 23, 1993, with the exception of the Intermediate Government Bond Fund, the High Yield Bond Fund and the International Equity Fund which were established on October 2, 1995, the Value & Income Fund and the Aggressive Equity Fund which were established on May 1, 1996 and the Stock Index Fund which was established March 10, 1999. Each Fund, with the exception of the Stock Index Fund seeks to achieve its investment objective by investing all of its investable assets in a corresponding series of Diversified Investors Portfolios (the "Series Portfolio"). The Stock Index Fund seeks to achieve its investment objective by investing all of its investable assets in the Barclay Investors Master Portfolio -- S&P 500 Index Portfolio (the "Global Investors Master Portfolio"). The Series Portfolio and the Global Investors Master Portfolio are open-end management investment companies registered under the 1940 Act.

     The Stephens Intermediate Bond Fund and the Stephens Select Equity Fund (collectively, the "Stephens Funds"), two additional series of the Trust, were established on January 2, 1998. The Funds and the Stephens Funds offer Premium Class and Institutional Class shares. The Stephens Intermediate Bond Fund seeks to achieve its investment objective by investing in a broad range of fixed income securities, including debt securities of U.S. and non-U.S. government agencies and preferred stock and debt securities of U.S. and non-U.S. companies. The Stephens Select Equity Fund seeks to achieve its investment objective by investing primarily in equity securities of domestic corporations. In addition to the existing shares now known as the Diversified Class of shares, on January 2, 1998, Money Market Fund, Equity Growth Fund, Special Equity Fund, High Yield Bond Fund and International Equity Fund established Stephens Premium Class and Stephens Institutional Class shares. On July 7, 2000, Value & Income Fund also established Stephens Premium Class and Stephens Institutional Class shares.

     At June 30, 2001, each Fund's investment in the corresponding Series Portfolios/Global Investors Master Portfolio was as follows:

FUND                                                          PERCENTAGE OF INTEREST IN PORTFOLIOS
----                                                          ------------------------------------
Money Market................................................                 44.34
High Quality Bond...........................................                 33.64
Intermediate Government Bond................................                 38.16
Core Bond...................................................                 33.13
Balanced....................................................                 35.79
Value & Income..............................................                 30.93
Growth & Income.............................................                 44.24
Equity Growth...............................................                 34.54
Special Equity..............................................                 28.40
Aggressive Equity...........................................                 54.10
High Yield Bond.............................................                 45.43
International Equity........................................                 41.28
Stock Index.................................................                  5.68

                       DIVERSIFIED INVESTORS FUNDS GROUP

                                  (UNAUDITED)

1. ORGANIZATION (CONTINUED)

     The financial statements of the Series Portfolio, the Global Investors Master Portfolio and the Stephens Funds, including the Schedule of Portfolio Investments, are contained elsewhere in this report and should be read in conjunction with the Funds' and the Stephens Funds' financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds and the Stephens Funds in the preparation of their financial statements.

  A. INVESTMENT VALUATION:

     The value of each Fund's investment in a corresponding series of the Series Portfolio or the Global Investors Master Portfolio reflects that Fund's proportional interest in the net assets of the corresponding series of the Series Portfolio or Global Investors Master Portfolio.

     The valuation policy of the securities held by the Series Portfolio is discussed in Note 2A of the Series Portfolio's notes to financial statements, which are included elsewhere in this report.

     The valuation policy for the Stock Index Fund is discussed in Note 1 of the Global Investors Master Portfolio notes to financial statements, which are located elsewhere in this book.

     The bonds held by the Stephens Intermediate Bond Fund are valued at the last available price provided by an independent pricing service for securities traded on a national securities exchange. Bonds that are listed on a national securities exchange but are not traded and bonds that are regularly traded in the over-the-counter market are valued at the mean of the last available bid and asked prices by an independent pricing service.

  B. INVESTMENT INCOME:

     Each Fund earns income, net of expenses, daily on its investment in the corresponding series of the Series Portfolio/the Global Investor Master Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Series Portfolio/the Global Investor Master Portfolio are allocated pro rata among the investors at the time of such determination.

     Security transactions for the Stephens Intermediate Bond Fund are accounted for on a trade-date basis (the date the order to buy or sell is executed). Interest income for the Stephens Intermediate Bond Fund is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on investments. Income and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative daily net asset value of each class. Realized gains and losses from security transactions are recorded on the identified cost basis.

  C. DIVIDENDS AND DISTRIBUTIONS:

     Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from net realized capital gains will normally be declared quarterly and annually, respectively, and reinvested in additional shares.

                       DIVERSIFIED INVESTORS FUNDS GROUP

                                  (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  D. FEDERAL INCOME TAXES:

     Each Fund of the Trust is a separate entity for federal income tax purposes and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required.

     For federal income tax purposes, the Funds indicated below have capital loss carryforwards at June 30, 2001, which are available to offset future realized capital gains, if any:

                                                           CAPITAL LOSS CARRYFORWARD   EXPIRATION DATE
                                                           -------------------------   ---------------
Money Market.............................................         $     2,290               2006
                                                                       20,633               2007
                                                                       23,607               2008
High Quality Bond........................................              39,967               2006
                                                                       65,017               2007
                                                                       85,446               2008
Intermediate Government Bond.............................              96,812               2008
Core Bond................................................           2,910,188               2007
                                                                      582,518               2008
Growth & Income..........................................           8,445,546               2008
Special Equity...........................................          10,197,533               2008
Aggressive Equity........................................          38,938,323               2008
High Yield Bond..........................................             170,035               2006
                                                                    1,748,170               2007
                                                                    4,802,080               2008
Stephens Intermediate Bond...............................              65,832               2007
                                                                      172,852               2008

  E. OPERATING EXPENSES:

     The Trust accounts separately for the assets, liabilities and operations of the Funds and the Stephens' Funds. Expenses directly attributable to a fund are charged to that fund, while expenses attributable to all funds are allocated among them.

     Additionally, the Funds and the Stephens Funds may allocate among their classes certain non class specific expenses based upon the relative daily net asset value of each class. Class specific expenses of the Funds and the Stephens Funds are limited to shareholder servicing fees.

  F. OTHER:

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  FEES AND TRANSACTIONS WITH AFFILIATES

     The Trust has entered into an Administrative Services Agreement with Diversified Investment Advisors, Inc. ("the Advisor"), an indirect, wholly-owned subsidiary of AEGON USA, Inc., under which the Advisor

                       DIVERSIFIED INVESTORS FUNDS GROUP

                                  (UNAUDITED)

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

provides administration and transfer agency services. For providing these services, facilities and for bearing the related expenses, the Advisor receives a monthly fee from the Funds and the Stephens Funds at an annual rate equal to 0.30%, except for the Stock Index Fund for which the rate is 0.35%, of the average daily net assets of each Fund during the month. For these services, the Advisor earned $4,860,429 for the period ended June 30, 2001.

     The Trust has also entered into a Distribution Agreement with Diversified Investors Securities Corp. (the "Distributor"), a wholly-owned subsidiary of the Advisor. Pursuant to Rule 12b-1 of the 1940 Act, the Distributor may receive a fee from each Fund and the Stephens Funds at an annual rate not to exceed 0.25% of each Fund's average daily net assets as reimbursement for expenses incurred in connection with the sale of shares of the Fund. The aggregate distribution fees incurred by the Funds and the Stephens Funds amounted to $4,017,136 for the period ended June 30, 2001.

     Stephens, Inc. (the "Service Agent") provides shareholder services to all holders of Stephens Premium and Stephens Institutional Classes of shares. The Service Agent receives a fee from each of these two classes of shares at an annual rate of 0.50% and 0.35%, respectively, of the average daily net assets of each class. The Service Agent earned fees of $250,316 for the period ended June 30, 2001.

     The Advisor, Distributor and Service Agent have voluntarily undertaken to reimburse expenses of each class, to the extent necessary, to limit expenses to a rate equal to the percentages specified in the table below of the corresponding class' average daily net assets, including the expenses of the Portfolio Series.

                                                                           STEPHENS      STEPHENS
                                                       DIVERSIFIED          PREMIUM    INSTITUTIONAL
                                                          CLASS              CLASS         CLASS
                                                       EXPENSE CAP        EXPENSE CAP   EXPENSE CAP
                                                  ----------------------  -----------  -------------
Money Market....................................  80 basis points (b.p.)    95 b.p.      75 b.p.
High Quality Bond...............................         100 b.p.             --            --
Intermediate Government Bond....................         100 b.p.             --            --
Core Bond.......................................         100 b.p.             --            --
Balanced........................................         110 b.p.             --            --
Value & Income..................................         100 b.p.          130 b.p.      105 b.p.
Growth & Income.................................         115 b.p.             --            --
Equity Growth...................................         125 b.p.          120 b.p.      100 b.p.
Special Equity..................................         150 b.p.          140 b.p.      120 b.p.
Aggressive Equity...............................         150 b.p.             --            --
High Yield Bond.................................         110 b.p.          130 b.p.      110 b.p.
International Equity............................         140 b.p.          145 b.p.      125 b.p.
Stock Index.....................................         65 b.p.              --            --
Stephens Intermediate Bond......................            --              90 b.p.      80 b.p.
Stephens Select Equity..........................            --              90 b.p.      85 b.p.

     Of the fees earned by the Advisor, Distributor, and Service Agent, $49,039, $626,097, and $192,579, respectively, were reimbursed.

     Certain trustees and officers of the Trust are also directors, officers or employees of the Advisor or its affiliates. None of the trustees so affiliated receive compensation for services as trustees of the Trust. Similarly, none of the Trust's officers receive compensation from the Funds. Aggregate renumeration incurred for non-affiliated trustees of the Trust for the period ended June 30, 2001, amounted to $17,530.

                       DIVERSIFIED INVESTORS FUNDS GROUP

                                  (UNAUDITED)

4. PURCHASE AND SALE OF INVESTMENTS

     The aggregate cost of investments purchased and proceeds from the sales for the period ended June 30, 2001, were as follows:

                                                              COST OF PURCHASES   PROCEEDS FROM SALES
                                                              -----------------   -------------------
Stephens Intermediate Bond
  U.S. Government Obligations...............................      $492,325            $2,585,546

                       DIVERSIFIED INVESTORS FUNDS GROUP

                                  (UNAUDITED)

5. CAPITAL SHARE TRANSACTIONS

     The Trust has an unlimited authorized number of shares (par value of $0.00001) which are presently divided into thirteen series of shares (one series underlying each Fund). The Money Market, Value & Income, Equity Growth, Special Equity, High Yield Bond and International Equity Funds each contain three classes of shares, the Diversified Class, the Stephens Premium Class and the Stephens Institutional Class. The Stephens Funds each contain two classes of shares, the Stephens Premium Class and the Stephens Institutional Class. The transactions in each of the classes are as follows:

                                                                      DIVERSIFIED CLASS
                                                              ---------------------------------
                                                              PERIOD ENDED       YEAR ENDED
                                                              JUNE 30, 2001   DECEMBER 31, 2000
                                                              -------------   -----------------
                                                                 SHARES            SHARES
                                                              -------------   -----------------
MONEY MARKET
Issued during period........................................   147,054,647       284,675,154
Issued on reinvestment of dividends and distributions.......       489,962           851,514
Redeemed during period......................................  (143,640,590)     (273,959,720)
                                                              ------------      ------------
Net increase................................................     3,904,019        11,566,948
                                                              ============      ============
HIGH QUALITY BOND
Issued during period........................................     2,478,708         3,938,829
Issued on reinvestment of dividends and distributions.......       173,213           243,839
Redeemed during period......................................      (736,230)       (1,585,933)
                                                              ------------      ------------
Net increase................................................     1,915,691         2,596,735
                                                              ============      ============
INTERMEDIATE GOVERNMENT BOND
Issued during period........................................     3,303,191         4,259,462
Issued on reinvestment of dividends and distributions.......       175,359           249,033
Redeemed during period......................................    (1,275,939)       (2,316,544)
                                                              ------------      ------------
Net increase................................................     2,202,611         2,191,951
                                                              ============      ============
CORE BOND
Issued during period........................................     5,168,811         9,842,007
Issued on reinvestment of dividends and distributions.......       405,535           739,885
Redeemed during period......................................    (1,748,243)       (4,689,126)
                                                              ------------      ------------
Net increase................................................     3,826,103         5,892,766
                                                              ============      ============
BALANCED
Issued during period........................................     3,505,830         3,275,000
Issued on reinvestment of dividends and distributions.......       143,045           728,235
Redeemed during period......................................    (1,600,145)       (1,805,897)
                                                              ------------      ------------
Net increase................................................     2,048,730         2,197,338
                                                              ============      ============
VALUE & INCOME
Issued during period........................................    10,800,132        21,460,479
Issued on reinvestment of dividends and distributions.......       148,923           703,756
Redeemed during period......................................    (7,695,559)      (13,781,158)
                                                              ------------      ------------
Net increase................................................     3,253,496         8,383,077
                                                              ============      ============

                       DIVERSIFIED INVESTORS FUNDS GROUP

                                  (UNAUDITED)

5. CAPITAL SHARE TRANSACTIONS (CONTINUED)


                                                                      DIVERSIFIED CLASS
                                                              ---------------------------------
                                                              PERIOD ENDED       YEAR ENDED
                                                              JUNE 30, 2001   DECEMBER 31, 2000
                                                              -------------   -----------------
                                                                 SHARES            SHARES
                                                              -------------   -----------------
GROWTH & INCOME
Issued during period........................................     9,651,262        13,265,287
Issued on reinvestment of dividends and distributions.......            --           242,913
Redeemed during period......................................    (7,044,788)       (9,408,093)
                                                               -----------       -----------
Net increase................................................     2,606,474         4,100,107
                                                               ===========       ===========
EQUITY GROWTH
Issued during period........................................     7,210,587        10,730,216
Issued on reinvestment of dividends and distributions.......            --           884,708
Redeemed during period......................................    (4,361,532)       (6,130,176)
                                                               -----------       -----------
Net increase................................................     2,849,055         5,484,748
                                                               ===========       ===========
SPECIAL EQUITY
Issued during period........................................    19,902,825        37,776,664
Issued on reinvestment of dividends and distributions.......            --           318,551
Redeemed during period......................................   (17,792,684)      (33,898,668)
                                                               -----------       -----------
Net increase................................................     2,110,141         4,196,547
                                                               ===========       ===========
AGGRESSIVE EQUITY
Issued during period........................................    10,545,767        17,322,228
Issued on reinvestment of dividends and distributions.......            --            80,697
Redeemed during period......................................    (7,746,957)      (10,889,913)
                                                               -----------       -----------
Net increase................................................     2,798,810         6,513,012
                                                               ===========       ===========
HIGH YIELD BOND
Issued during period........................................     3,838,832         6,610,177
Issued on reinvestment of dividends and distributions.......       298,691           440,816
Redeemed during period......................................    (2,855,886)       (4,313,044)
                                                               -----------       -----------
Net increase................................................     1,281,637         2,737,949
                                                               ===========       ===========
INTERNATIONAL EQUITY
Issued during period........................................    45,016,012        70,603,952
Issued on reinvestment of dividends and distributions.......        54,150           949,415
Redeemed during period......................................   (41,136,634)      (65,385,318)
                                                               -----------       -----------
Net increase................................................     3,933,528         6,168,049
                                                               ===========       ===========
STOCK INDEX
Issued during period........................................     7,070,149         8,992,103
Issued on reinvestment of dividends and distributions.......        96,687            50,762
Redeemed during period......................................      (622,506)         (530,225)
                                                               -----------       -----------
Net increase................................................     6,544,330         8,512,640
                                                               ===========       ===========

                       DIVERSIFIED INVESTORS FUNDS GROUP

                                  (UNAUDITED)

5. CAPITAL SHARE TRANSACTIONS (CONTINUED)


                                                                   STEPHENS PREMIUM CLASS
                                                              ---------------------------------
                                                              PERIOD ENDED       YEAR ENDED
                                                              JUNE 30, 2001   DECEMBER 31, 2000
                                                              -------------   -----------------
                                                                 SHARES            SHARES
                                                              -------------   -----------------
MONEY MARKET
Issued during period........................................       1,958            35,111
Issued on reinvestment of dividends and distributions.......         130             1,234
Redeemed during period......................................      (5,677)          (38,512)
                                                                 -------          --------
Net decrease................................................      (3,589)           (2,167)
                                                                 =======          ========
VALUE & INCOME
Issued during period........................................      48,771           886,874
Issued on reinvestment of dividends and distributions.......       9,036            44,055
Redeemed during period......................................     (51,126)         (442,875)
                                                                 -------          --------
Net increase................................................       6,681           488,054
                                                                 =======          ========
EQUITY GROWTH
Issued during period........................................      35,489           165,313
Issued on reinvestment of dividends and distributions.......          --            31,152
Redeemed during period......................................     (27,959)         (118,364)
                                                                 -------          --------
Net increase................................................       7,530            78,101
                                                                 =======          ========
SPECIAL EQUITY
Issued during period........................................      35,722           126,465
Issued on reinvestment of dividends and distributions.......          --            24,280
Redeemed during period......................................     (21,280)         (126,938)
                                                                 -------          --------
Net increase................................................      14,442            23,807
                                                                 =======          ========
HIGH YIELD BOND
Issued during period........................................       8,171            31,945
Issued on reinvestment of dividends and distributions.......       1,761             4,521
Redeemed during period......................................     (13,634)          (26,014)
                                                                 -------          --------
Net increase (decrease).....................................      (3,702)           10,452
                                                                 =======          ========
INTERNATIONAL EQUITY
Issued during period........................................      14,221            25,078
Issued on reinvestment of dividends and distributions.......         393            11,503
Redeemed during period......................................     (14,445)          (87,297)
                                                                 -------          --------
Net increase (decrease).....................................         169           (50,716)
                                                                 =======          ========
STEPHENS INTERMEDIATE BOND
Issued during period........................................       6,796            66,483
Issued on reinvestment of dividends and distributions.......       1,919             9,034
Redeemed during period......................................     (20,733)         (364,308)
                                                                 -------          --------
Net decrease................................................     (12,018)         (288,791)
                                                                 =======          ========
STEPHENS SELECT EQUITY
Issued during period........................................          --                --
Issued on reinvestment of dividends and distributions.......          --                --
                                                                 -------          --------
Net increase................................................          --                --
                                                                 =======          ========

                       DIVERSIFIED INVESTORS FUNDS GROUP

                                  (UNAUDITED)

5. CAPITAL SHARE TRANSACTIONS (CONTINUED)


                                                                STEPHENS INSTITUTIONAL CLASS
                                                              ---------------------------------
                                                              PERIOD ENDED       YEAR ENDED
                                                              JUNE 30, 2001   DECEMBER 31, 2000
                                                              -------------   -----------------
                                                                 SHARES            SHARES
                                                              -------------   -----------------
MONEY MARKET
Issued during period........................................     289,773          1,460,150
Issued on reinvestment of dividends and distributions.......      22,407             44,189
Redeemed during period......................................    (534,787)          (493,838)
                                                                --------         ----------
Net increase (decrease).....................................    (222,607)         1,010,501
                                                                ========         ==========
VALUE & INCOME
Issued during period........................................     361,887          2,719,339
Issued on reinvestment of dividends and distributions.......      54,473            238,741
Redeemed during period......................................    (219,279)          (273,913)
                                                                --------         ----------
Net increase................................................     197,081          2,684,167
                                                                ========         ==========
EQUITY GROWTH
Issued during period........................................     502,057            835,427
Issued on reinvestment of dividends and distributions.......          --            154,208
Redeemed during period......................................    (397,795)          (217,576)
                                                                --------         ----------
Net increase................................................     104,262            772,059
                                                                ========         ==========
SPECIAL EQUITY
Issued during period........................................     436,033            837,845
Issued on reinvestment of dividends and distributions.......          --            100,693
Redeemed during period......................................     (47,306)          (210,462)
                                                                --------         ----------
Net increase................................................     388,727            728,076
                                                                ========         ==========
HIGH YIELD BOND
Issued during period........................................     160,667            258,505
Issued on reinvestment of dividends and distributions.......      32,523             44,391
Redeemed during period......................................     (38,152)           (83,548)
                                                                --------         ----------
Net increase................................................     155,038            219,348
                                                                ========         ==========
INTERNATIONAL EQUITY
Issued during period........................................      86,964            422,336
Issued on reinvestment of dividends and distributions.......       2,321             68,541
Redeemed during period......................................    (213,708)          (254,636)
                                                                --------         ----------
Net increase (decrease).....................................    (124,423)           236,241
                                                                ========         ==========
STEPHENS INTERMEDIATE BOND
Issued during period........................................     108,337          1,986,051
Issued on reinvestment of dividends and distributions.......      92,914            138,485
Redeemed during period......................................    (340,705)        (1,204,658)
                                                                --------         ----------
Net increase (decrease).....................................    (139,454)           919,878
                                                                ========         ==========
STEPHENS SELECT EQUITY
Issued during period........................................          --                 --
Issued on reinvestment of dividends and distributions.......          --                 --
                                                                --------         ----------
Net increase................................................          --                 --
                                                                ========         ==========

                       DIVERSIFIED INVESTORS FUNDS GROUP

6. FINANCIAL HIGHLIGHTS

     Selected data for an average share outstanding for the period/year for the

DIVERSIFIED CLASS OF SHARES

                                             INCOME FROM
                                        INVESTMENT OPERATIONS
                                     ---------------------------
                        NET ASSET                  NET REALIZED       TOTAL
                         VALUE,         NET       AND UNREALIZED     INCOME
       FOR THE          BEGINNING    INVESTMENT       GAINS        (LOSS) FROM
     PERIOD/YEAR           OF          INCOME      (LOSSES) ON     INVESTMENT
        ENDED          PERIOD/YEAR     (LOSS)      INVESTMENTS     OPERATIONS
     -----------       -----------   ----------   --------------   -----------
MONEY MARKET
06/30/2001+              $10.60        $0.24          $(0.01)        $ 0.23
12/31/2000                10.58         0.60            0.02           0.62
12/31/1999                10.44         0.49              --           0.49
12/31/1998                10.26         0.51              --           0.51
12/31/1997                10.11         0.51           (0.01)          0.50
12/31/1996                 9.83         0.19            0.30           0.49
HIGH QUALITY BOND
06/30/2001+               11.45         0.32            0.13           0.45
12/31/2000                11.19         0.63            0.22           0.85
12/31/1999                11.39         0.60           (0.30)          0.30
12/31/1998                11.13         0.61            0.06           0.67
12/31/1997                10.89         0.63           (0.07)          0.56
12/31/1996                10.61         0.20            0.28           0.48
INTERMEDIATE GOVERNMENT BOND(1)
06/30/2001+               10.99         0.29            0.04           0.33
12/31/2000                10.63         0.56            0.35           0.91
12/31/1999                10.98         0.53           (0.42)          0.11
12/31/1998                10.67         0.54            0.15           0.69
12/31/1997                10.21         0.54            0.16           0.70
12/31/1996                10.00         0.14            0.22           0.36
CORE BOND
06/30/2001+               12.31         0.32           (0.03)          0.29
12/31/2000                11.88         0.68            0.43           1.11
12/31/1999                12.60         0.66           (0.85)         (0.19)
12/31/1998                12.27         0.68            0.20           0.88
12/31/1997                11.69         0.72            0.24           0.96
12/31/1996                11.60         0.22            0.10           0.32


                                       DIVIDENDS AND DISTRIBUTIONS FROM
                       ----------------------------------------------------------------
                                                     NET         IN EXCESS
                                    IN EXCESS     REALIZED         OF NET         TAX
       FOR THE            NET         OF NET        GAINS      REALIZED GAINS   RETURN
     PERIOD/YEAR       INVESTMENT   INVESTMENT   (LOSSES) ON    (LOSSES) ON       OF
        ENDED            INCOME       INCOME     INVESTMENTS    INVESTMENTS     CAPITAL
     -----------       ----------   ----------   -----------   --------------   -------
MONEY MARKET
06/30/2001+              $(0.21)      $   --       $   --          $  --        $   --
12/31/2000                (0.60)          --           --             --            --
12/31/1999                (0.35)          --           --             --            --
12/31/1998                (0.33)          --           --             --         (0.00)**
12/31/1997                (0.35)          --           --             --            --
12/31/1996                (0.19)          --           --             --         (0.02)
HIGH QUALITY BOND
06/30/2001+               (0.28)          --           --             --            --
12/31/2000                (0.59)          --           --             --            --
12/31/1999                (0.50)          --           --             --            --
12/31/1998                (0.41)          --           --             --            --
12/31/1997                (0.32)          --           --             --         (0.00)**
12/31/1996                (0.20)          --           --             --            --
INTERMEDIATE GOVERNME
06/30/2001+               (0.26)          --           --             --            --
12/31/2000                (0.55)          --           --             --            --
12/31/1999                (0.45)          --        (0.01)            --            --
12/31/1998                (0.37)          --        (0.01)            --         (0.00)**
12/31/1997                (0.24)          --           --             --         (0.00)**
12/31/1996                (0.14)          --           --             --         (0.01)
CORE BOND
06/30/2001+               (0.28)          --           --             --            --
12/31/2000                (0.65)       (0.01)          --             --         (0.02)
12/31/1999                (0.53)          --           --             --            --
12/31/1998                (0.54)          --        (0.01)**          --         (0.00)**
12/31/1997                (0.38)          --           --             --         (0.00)**
12/31/1996                (0.23)          --           --             --            --

---------------

  +  Unaudited
  *  Annualized
 **  Less than one penny per share
(1)  Commencement of operations February 22, 1996
(2)  Commencement of operations June 11, 1996
(3)  Commencement of operations January 30, 1996
(4)  Commencement of operations January 18, 1996
(5)  Commencement of operations March 10, 1999

                                                                      RATIO TO AVERAGE NET ASSETS
                                                      -----------------------------------------------------------
                                                      EXPENSES        EXPENSES                          NET
    TOTAL        NET ASSET                            INCLUDING       INCLUDING          NET         INVESTMENT
  DIVIDENDS       VALUE,               NET ASSETS,       THE         THE SERIES       INVESTMENT   INCOME (LOSS)
     AND          END OF      TOTAL       END OF       SERIES     PORTFOLIO (NET OF     INCOME        (NET OF
DISTRIBUTIONS   PERIOD/YEAR   RETURN   PERIOD/YEAR    PORTFOLIO    REIMBURSEMENT)       (LOSS)     REIMBURSEMENT)
-------------   -----------   ------   ------------   ---------   -----------------   ----------   --------------


   $(0.21)        $10.62       2.20%   $264,263,813      0.85%*         0.80%*            4.43%*        4.48%*
    (0.60)         10.60       6.00     222,244,328      0.86           0.80              5.61          5.67
    (0.35)         10.58       4.66      99,519,160      0.88           0.80              4.49          4.57
    (0.33)         10.44       4.91      63,979,337      0.97           0.80              4.65          4.82
    (0.35)         10.26       4.98      21,513,791      1.12           0.80              4.55          4.87
    (0.21)         10.11       4.87       3,783,802      4.35           0.80              1.20          4.76


    (0.28)         11.62       3.93      90,287,326      0.97*          0.97*             5.50*         5.50*
    (0.59)         11.45       7.77      66,996,295      1.02           1.00              5.60          5.62
    (0.50)         11.19       2.63      36,433,434      1.08           1.00              5.10          5.18
    (0.41)         11.39       6.08      21,031,334      1.22           1.00              5.05          5.27
    (0.32)         11.13       5.11       8,480,842      1.77           1.00              4.81          5.58
    (0.20)         10.89       4.51         966,031     12.60           0.98              5.58          6.03


    (0.26)         11.06       2.96      90,604,309      0.96*          0.96*             5.28*         5.28*
    (0.55)         10.99       8.70      65,862,372      1.01           1.00              5.19          5.20
    (0.46)         10.63       0.99      40,366,826      1.08           1.00              4.79          4.87
    (0.38)         10.98       6.47      25,893,328      1.19           1.00              4.65          4.84
    (0.24)         10.67       6.88       8,515,888      1.91           1.00              4.13          5.05
    (0.15)         10.21       4.15         893,261     17.46*          0.94*           (11.28)*        5.24*


    (0.28)         12.32       2.35     236,420,180      0.98*          0.98*             5.11*         5.11*
    (0.68)         12.31       9.54     189,063,597      0.99           0.99              5.69          5.69
    (0.53)         11.88      (1.51)    112,521,653      0.97           0.97              5.26          5.26
    (0.55)         12.60       7.21      65,605,780      1.05           1.00              5.30          5.35
    (0.38)         12.27       8.14      21,504,827      1.32           1.00              5.52          5.85
    (0.23)         11.69       2.74       2,056,127      7.50           0.99              0.66          5.85

                       DIVERSIFIED INVESTORS FUNDS GROUP

6. FINANCIAL HIGHLIGHTS

     Selected data for an average share outstanding for the period/year for the

DIVERSIFIED CLASS OF SHARES

                                             INCOME FROM
                                        INVESTMENT OPERATIONS
                                     ---------------------------
                        NET ASSET                  NET REALIZED       TOTAL
                         VALUE,         NET       AND UNREALIZED     INCOME
       FOR THE          BEGINNING    INVESTMENT       GAINS        (LOSS) FROM
     PERIOD/YEAR           OF          INCOME      (LOSSES) ON     INVESTMENT
        ENDED          PERIOD/YEAR     (LOSS)      INVESTMENTS     OPERATIONS
     -----------       -----------   ----------   --------------   -----------
BALANCED
06/30/2001+              $14.79        $0.16          $(0.73)        $(0.57)
12/31/2000                16.32         0.37           (0.81)         (0.44)
12/31/1999                15.75         0.30            1.40           1.70
12/31/1998                14.58         0.40            1.31           1.71
12/31/1997                13.27         0.44            2.02           2.46
12/31/1996                12.04         0.21            1.77           1.98
VALUE & INCOME
06/30/2001+               22.66         0.18           (0.28)         (0.10)
12/31/2000                21.69         0.29            1.60           1.89
12/31/1999                20.93         0.27            1.31           1.58
12/31/1998                19.22         0.35            2.02           2.37
12/31/1997                15.25         0.32            4.14           4.46
12/31/1996                13.09         0.16            2.18           2.34
GROWTH & INCOME
06/30/2001+               24.05        (0.03)          (3.68)         (3.71)
12/31/2000                29.69        (0.13)          (5.12)         (5.25)
12/31/1999                23.99        (0.12)           7.24           7.12
12/31/1998                18.16        (0.05)           6.32           6.27
12/31/1997                13.78         0.02            4.67           4.69
12/31/1996                11.47         0.19            2.29           2.48
EQUITY GROWTH
06/30/2001+               24.20        (0.06)          (3.51)         (3.57)
12/31/2000                30.72        (0.15)          (4.90)         (5.05)
12/31/1999                23.32        (0.12)           8.69           8.57
12/31/1998                17.73        (0.07)           6.41           6.34
12/31/1997                14.50        (0.03)           3.85           3.82
12/31/1996                13.36           --            2.41           2.41


                                  DIVIDENDS AND DISTRIBUTIONS FROM
                       ------------------------------------------------------
                                                     NET         IN EXCESS
                                    IN EXCESS     REALIZED         OF NET         TAX
       FOR THE            NET         OF NET        GAINS      REALIZED GAINS   RETURN
     PERIOD/YEAR       INVESTMENT   INVESTMENT   (LOSSES) ON    (LOSSES) ON       OF
        ENDED            INCOME       INCOME     INVESTMENTS    INVESTMENTS     CAPITAL
     -----------       ----------   ----------   -----------   --------------   -------
BALANCED
06/30/2001+              $(0.15)      $   --       $   --          $   --       $   --
12/31/2000                (0.36)       (0.00)**     (0.67)          (0.06)          --
12/31/1999                (0.30)          --        (0.83)             --           --
12/31/1998                (0.29)          --        (0.25)             --           --
12/31/1997                (0.91)          --        (0.24)             --           --
12/31/1996                (0.21)          --        (0.54)             --           --
VALUE & INCOME
06/30/2001+               (0.16)          --           --              --           --
12/31/2000                (0.28)          --        (0.64)             --           --
12/31/1999                (0.21)          --        (0.61)             --           --
12/31/1998                (0.28)          --        (0.36)             --        (0.02)
12/31/1997                (0.20)          --        (0.29)             --           --
12/31/1996                (0.14)          --        (0.04)             --           --
GROWTH & INCOME
06/30/2001+                  --           --           --              --           --
12/31/2000                   --           --        (0.39)             --        (0.00)**
12/31/1999                   --           --        (1.42)             --           --
12/31/1998                (0.01)          --        (0.01)             --        (0.42)
12/31/1997                (0.06)          --        (0.25)             --           --
12/31/1996                (0.15)          --        (0.02)             --           --
EQUITY GROWTH
06/30/2001+                  --           --           --              --           --
12/31/2000                   --           --        (1.47)             --           --
12/31/1999                   --           --        (1.17)             --           --
12/31/1998                (0.09)          --        (0.66)             --           --
12/31/1997                (0.26)          --        (0.33)             --        (0.00)**
12/31/1996                   --           --        (1.18)             --        (0.09)

---------------

  +  Unaudited
  *  Annualized
 **  Less than one penny per share
(1)  Commencement of operations February 22, 1996
(2)  Commencement of operations June 11, 1996
(3)  Commencement of operations January 30, 1996
(4)  Commencement of operations January 18, 1996
(5)  Commencement of operations March 10, 1999

                                                                      RATIO TO AVERAGE NET ASSETS
                                                      -----------------------------------------------------------
                                                      EXPENSES        EXPENSES                          NET
    TOTAL        NET ASSET                            INCLUDING       INCLUDING          NET         INVESTMENT
  DIVIDENDS       VALUE,               NET ASSETS,       THE         THE SERIES       INVESTMENT   INCOME (LOSS)
     AND          END OF      TOTAL       END OF       SERIES     PORTFOLIO (NET OF     INCOME        (NET OF
DISTRIBUTIONS   PERIOD/YEAR   RETURN   PERIOD/YEAR    PORTFOLIO    REIMBURSEMENT)       (LOSS)     REIMBURSEMENT)
-------------   -----------   ------   ------------   ---------   -----------------   ----------   --------------
   $(0.15)        $14.07       (3.81)% $183,073,589      1.08%*         1.08%*            2.31%*        2.31%*
    (1.09)         14.79       (2.80)   162,118,395      1.11           1.10              2.32          2.33
    (1.13)         16.32       10.97    143,014,166      1.14           1.08              1.84          1.90
    (0.54)         15.75       11.81    103,470,279      1.11           1.10              2.57          2.58
    (1.15)         14.58       18.67     49,014,319      1.21           1.10              2.88          2.99
    (0.75)         13.27       16.39      5,182,113      3.08           0.97              0.78          2.98

    (0.16)         22.40       (0.41)   470,760,045      1.04*          1.00*             1.60*         1.64*
    (0.92)         22.66        8.97    402,572,301      1.04           1.00              1.72          1.76
    (0.82)         21.69        7.70    203,482,872      1.05           1.00              1.17          1.22
    (0.66)         20.93       12.47    124,478,213      1.09           1.00              1.63          1.72
    (0.49)         19.22       29.31     62,936,623      1.20           1.00              1.51          1.71
    (0.18)         15.25       17.91      7,455,379      3.22           1.00              0.11          2.33

       --          20.34      (15.43)   451,421,410      1.22*          1.15*            (0.33)*       (0.26)*
    (0.39)         24.05      (17.91)   470,988,907      1.20           1.15             (0.51)        (0.46)
    (1.42)         29.69       30.05    459,797,532      1.20           1.15             (0.51)        (0.46)
    (0.44)         23.99       34.63    200,946,409      1.24           1.15             (0.32)        (0.22)
    (0.31)         18.16       34.14     61,020,784      1.39           1.15             (0.15)         0.10
    (0.17)         13.78       21.61      5,483,747      3.99           1.14             (2.38)         0.47

       --          20.63      (14.75)   408,752,732      1.24*          1.24*            (0.57)*       (0.57)*
    (1.47)         24.20      (16.72)   410,609,144      1.22           1.22             (0.53)        (0.53)
    (1.17)         30.72       37.08    352,834,964      1.21           1.21             (0.46)        (0.46)
    (0.75)         23.32       35.97    150,958,507      1.26           1.24             (0.38)        (0.36)
    (0.59)         17.73       26.54     57,186,689      1.37           1.25             (0.31)        (0.19)
    (1.27)         14.50       17.93      3,859,931      4.34           1.20             (3.64)         0.50

                       DIVERSIFIED INVESTORS FUNDS GROUP

6. FINANCIAL HIGHLIGHTS

     Selected data for an average share outstanding for the period/year for the

DIVERSIFIED CLASS OF SHARES

                                            INCOME FROM
                                       INVESTMENT OPERATIONS
                                    ---------------------------
                       NET ASSET                  NET REALIZED       TOTAL
                        VALUE,         NET       AND UNREALIZED     INCOME
      FOR THE          BEGINNING    INVESTMENT       GAINS        (LOSS) FROM
    PERIOD/YEAR           OF          INCOME      (LOSSES) ON     INVESTMENT
       ENDED          PERIOD/YEAR     (LOSS)      INVESTMENTS     OPERATIONS
    -----------       -----------   ----------   --------------   -----------
SPECIAL EQUITY
06/30/2001+             $22.72        $(0.06)        $ 0.93         $ 0.87
12/31/2000               24.48         (0.12)         (0.97)         (1.09)
12/31/1999               20.98         (0.10)          5.26           5.16
12/31/1998               20.56         (0.09)          0.72           0.63
12/31/1997               17.09         (0.04)          4.41           4.37
12/31/1996               13.95            --           3.58           3.58
AGGRESSIVE EQUITY(2)
06/30/2001+              17.92         (0.09)         (3.33)         (3.42)
12/31/2000               20.96         (0.25)         (2.61)         (2.86)
12/31/1999               13.84         (0.15)          8.86           8.71
12/31/1998               10.00         (0.09)          4.24           4.15
12/31/1997                9.43         (0.06)          0.63           0.57
12/31/1996               10.00          0.05          (0.58)         (0.53)
HIGH YIELD BOND(3)
06/30/2001+               9.12          0.43          (0.28)          0.15
12/31/2000               10.38          0.86          (1.29)         (0.43)
12/31/1999               11.55          0.90          (0.89)          0.01
12/31/1998               11.38          0.96          (0.70)          0.26
12/31/1997               10.68          0.94           0.37           1.31
12/31/1996               10.00          0.21           0.66           0.87
INTERNATIONAL EQUITY(4)
06/30/2001+              15.62          0.05          (2.03)         (1.98)
12/31/2000               20.63          0.04          (3.97)         (3.93)
12/31/1999               12.87          0.03           8.14           8.17
12/31/1998               11.86          0.06           1.18           1.24
12/31/1997               11.27          0.04           0.83           0.87
12/31/1996               10.00          0.01           1.37           1.38
STOCK INDEX(5)
06/30/2001+              10.31          0.03          (0.76)         (0.73)
12/31/2000               11.49          0.07          (1.19)         (1.12)
12/31/1999               10.00          0.07           1.49           1.56


                                       DIVIDENDS AND DISTRIBUTIONS FROM
                      -------------------------------------------------------------------
                                                                   IN EXCESS
                                   IN EXCESS         NET             OF NET         TAX
      FOR THE            NET         OF NET     REALIZED GAINS   REALIZED GAINS   RETURN
    PERIOD/YEAR       INVESTMENT   INVESTMENT    (LOSSES) ON      (LOSSES) ON       OF
       ENDED            INCOME       INCOME      INVESTMENTS      INVESTMENTS     CAPITAL
    -----------       ----------   ----------   --------------   --------------   -------
SPECIAL EQUITY
06/30/2001+             $   --       $   --         $   --           $   --       $   --
12/31/2000                  --           --          (0.07)           (0.60)       (0.00)**
12/31/1999                  --           --          (1.66)              --           --
12/31/1998               (0.07)          --          (0.05)              --        (0.09)
12/31/1997               (0.39)          --          (0.51)              --           --
12/31/1996                  --        (0.03)         (0.38)              --        (0.03)
AGGRESSIVE EQUITY(2)
06/30/2001+                 --           --             --               --           --
12/31/2000                  --           --             --            (0.18)       (0.00)**
12/31/1999                  --           --          (1.59)              --           --
12/31/1998                  --           --          (0.00)**            --        (0.31)
12/31/1997                  --           --             --               --           --
12/31/1996               (0.04)          --             --               --           --
HIGH YIELD BOND(3)
06/30/2001+              (0.38)          --             --               --           --
12/31/2000               (0.82)       (0.01)            --               --           --
12/31/1999               (1.17)       (0.01)            --               --           --
12/31/1998               (0.08)          --          (0.01)              --           --
12/31/1997               (0.58)          --          (0.03)              --           --
12/31/1996               (0.19)          --             --               --           --
INTERNATIONAL EQUITY
06/30/2001+              (0.04)          --             --               --           --
12/31/2000               (0.02)       (0.05)         (1.01)              --           --
12/31/1999                  --        (0.08)         (0.33)              --           --
12/31/1998               (0.01)          --          (0.12)              --        (0.10)
12/31/1997               (0.20)          --          (0.08)              --        (0.00)**
12/31/1996               (0.01)          --          (0.04)           (0.04)       (0.02)
STOCK INDEX(5)
06/30/2001+              (0.05)          --             --               --           --
12/31/2000               (0.05)          --          (0.01)              --           --
12/31/1999               (0.07)          --             --               --           --

---------------

  +  Unaudited
  *  Annualized
 **  Less than one penny per share
(1)  Commencement of operations February 22, 1996
(2)  Commencement of operations June 11, 1996
(3)  Commencement of operations January 30, 1996
(4)  Commencement of operations January 18, 1996
(5)  Commencement of operations March 10, 1999

                                                                      RATIO TO AVERAGE NET ASSETS
                                                      -----------------------------------------------------------
                                                      EXPENSES        EXPENSES                          NET
    TOTAL        NET ASSET                            INCLUDING       INCLUDING          NET         INVESTMENT
  DIVIDENDS       VALUE,               NET ASSETS,       THE         THE SERIES       INVESTMENT   INCOME (LOSS)
     AND          END OF      TOTAL       END OF       SERIES     PORTFOLIO (NET OF     INCOME        (NET OF
DISTRIBUTIONS   PERIOD/YEAR   RETURN   PERIOD/YEAR    PORTFOLIO    REIMBURSEMENT)       (LOSS)     REIMBURSEMENT)
-------------   -----------   ------   ------------   ---------   -----------------   ----------   --------------
   $   --         $23.59        3.83%  $364,991,204      1.42%*         1.42%*           (0.57)%*      (0.57)%*
    (0.67)         22.72       (4.70)   303,672,055      1.41           1.41             (0.48)        (0.48)
    (1.66)         24.48       25.26    224,430,627      1.43           1.43             (0.45)        (0.45)
    (0.21)         20.98        3.15    125,863,140      1.46           1.45             (0.47)        (0.46)
    (0.90)         20.56       25.82     63,237,963      1.57           1.50             (0.26)        (0.18)
    (0.44)         17.09       25.76      7,736,347      3.63           1.49             (2.48)        (0.34)

       --          14.50      (19.08)   216,994,828      1.58*          1.50*            (1.26)*       (1.18)*
    (0.18)         17.92      (13.85)   218,009,257      1.56           1.50             (1.20)        (1.14)
    (1.59)         20.96       64.01    118,496,343      1.63           1.49             (1.07)        (0.93)
    (0.31)         13.84       41.79     34,154,980      1.87           1.50             (1.19)        (0.82)
       --          10.00        6.13      8,855,719      2.70           1.43             (1.81)        (0.54)
    (0.04)          9.43       (9.51)*      326,476     64.34*          1.41*           (64.36)*       (1.05)*

    (0.38)          8.89        1.64     68,539,934      1.21*          1.10*             9.06*         9.17*
    (0.83)          9.12       (4.44)    58,600,529      1.34           1.10              8.50          8.74
    (1.18)         10.38        0.04     38,290,334      1.30           1.10              7.78          7.98
    (0.09)         11.55        2.20     22,994,590      1.40           1.10              7.89          8.19
    (0.61)         11.38       12.28      8,430,804      1.88           1.10              7.44          8.22
    (0.19)         10.68        9.50*       738,100     25.60*          1.10*           (16.15)*        8.35*

    (0.04)         13.60      (12.65)   252,982,148      1.41*          1.40*             0.66*         0.67*
    (1.08)         15.62      (19.15)   228,972,847      1.41           1.40              0.20          0.21
    (0.41)         20.63       63.73    175,208,902      1.45           1.40              0.10          0.15
    (0.23)         12.87       10.47     63,404,266      1.53           1.40              0.35          0.48
    (0.28)         11.86        7.74     30,063,542      1.72           1.40             (0.03)         0.29
    (0.11)         11.27       14.59*     2,398,279      9.79*          1.41*            (7.91)*        0.48*

    (0.05)          9.53       (7.04)   164,837,106      0.70*          0.65*             0.57*         0.62*
    (0.06)         10.31       (9.78)   110,881,660      0.74           0.65              0.52          0.61
    (0.07)         11.49       15.37     25,774,897      1.05*          0.65*             0.41*         0.81*

                       DIVERSIFIED INVESTORS FUNDS GROUP

6. FINANCIAL HIGHLIGHTS (CONTINUED)

     Selected data for an average share outstanding for the period/year for the

STEPHENS PREMIUM CLASS OF SHARES

                                            INCOME FROM
                                       INVESTMENT OPERATIONS
                                    ---------------------------
                       NET ASSET                  NET REALIZED       TOTAL
                        VALUE,         NET       AND UNREALIZED     INCOME
      FOR THE          BEGINNING    INVESTMENT       GAINS        (LOSS) FROM
    PERIOD/YEAR           OF          INCOME      (LOSSES) ON     INVESTMENT
       ENDED          PERIOD/YEAR     (LOSS)      INVESTMENTS     OPERATIONS
    -----------       -----------   ----------   --------------   -----------
MONEY MARKET
06/30/2001+             $10.70        $ 0.24         $(0.01)        $ 0.23
12/31/2000               10.52          0.59             --           0.59
12/31/1999               10.34          0.46             --           0.46
12/31/1998               10.00          0.47           0.01           0.48
VALUE & INCOME(a)
06/30/2001+               8.02          0.05          (0.09)         (0.04)
12/31/2000               10.00          0.06          (1.28)         (1.22)
EQUITY GROWTH
06/30/2001+              12.78         (0.03)         (1.85)         (1.88)
12/31/2000               16.95         (0.08)         (2.68)         (2.76)
12/31/1999               13.33          0.07           4.80           4.87
12/31/1998               10.00         (0.04)          3.64           3.60
SPECIAL EQUITY
06/30/2001+               9.73         (0.03)          0.41           0.38
12/31/2000               10.82         (0.05)         (0.41)         (0.46)
12/31/1999               10.08         (0.05)          2.45           2.40
12/31/1998               10.00         (0.04)          0.42           0.38
HIGH YIELD BOND
06/30/2001+               7.91          0.36          (0.23)          0.13
12/31/2000                9.02          0.73          (1.12)         (0.39)
12/31/1999               10.13          0.79          (0.79)            --
12/31/1998               10.00          0.86          (0.67)          0.19
INTERNATIONAL EQUITY
06/30/2001+              12.93          0.03          (1.67)         (1.64)
12/31/2000               17.22          0.03          (3.32)         (3.29)
12/31/1999               10.76            --           6.82           6.82
12/31/1998               10.00          0.06           0.95           1.01
STEPHENS INTERMEDIATE BOND++
06/30/2001+              10.78          0.36          (0.04)          0.32
12/31/2000                9.88          0.46           0.68           1.14
12/31/1999               10.15          0.43          (0.29)          0.14
12/31/1998               10.00          0.45           0.16           0.61
STEPHENS SELECT EQUITY
06/30/2001+               9.85         (0.03)            --          (0.03)
12/31/2000                9.95          0.09          (0.19)         (0.10)
12/31/1999               10.00         (0.06)          0.01          (0.05)
12/31/1998               10.00          0.50             --           0.50


                                      DIVIDENDS AND DISTRIBUTIONS FROM
                      ----------------------------------------------------------------
                                                    NET         IN EXCESS
                                   IN EXCESS     REALIZED         OF NET         TAX
      FOR THE            NET         OF NET        GAINS      REALIZED GAINS   RETURN
    PERIOD/YEAR       INVESTMENT   INVESTMENT   (LOSSES) ON    (LOSSES) ON       OF
       ENDED            INCOME       INCOME     INVESTMENTS    INVESTMENTS     CAPITAL
    -----------       ----------   ----------   -----------   --------------   -------
MONEY MARKET
06/30/2001+             $(0.19)      $   --       $   --          $   --       $   --
12/31/2000               (0.41)          --           --              --           --
12/31/1999               (0.28)          --           --              --           --
12/31/1998               (0.14)          --           --              --        (0.00)**
VALUE & INCOME(a)
06/30/2001+              (0.15)          --           --              --           --
12/31/2000               (0.15)          --        (0.61)             --           --
EQUITY GROWTH
06/30/2001+                 --           --           --              --           --
12/31/2000               (0.25)          --        (1.16)             --           --
12/31/1999                  --           --        (1.25)             --           --
12/31/1998               (0.03)          --        (0.24)             --           --
SPECIAL EQUITY
06/30/2001+                 --           --           --              --           --
12/31/2000                  --           --        (0.07)          (0.56)       (0.00)**
12/31/1999                  --           --        (1.66)             --           --
12/31/1998                  --           --           --              --        (0.30)
HIGH YIELD BOND
06/30/2001+              (0.37)          --           --              --           --
12/31/2000               (0.71)       (0.01)          --              --           --
12/31/1999               (1.10)       (0.01)          --              --           --
12/31/1998               (0.06)          --           --              --           --
INTERNATIONAL EQUITY
06/30/2001+              (0.03)          --           --              --           --
12/31/2000                  --           --        (1.00)             --           --
12/31/1999                  --        (0.03)       (0.33)             --           --
12/31/1998               (0.07)          --        (0.11)             --        (0.07)
STEPHENS INTERMEDIAT
06/30/2001+              (0.34)          --           --              --           --
12/31/2000               (0.24)          --           --              --        (0.00)**
12/31/1999               (0.40)          --           --              --        (0.01)
12/31/1998               (0.46)          --           --              --        (0.00)**
STEPHENS SELECT EQUI
06/30/2001+                 --           --           --              --           --
12/31/2000                  --           --           --              --           --
12/31/1999                  --           --           --              --           --
12/31/1998               (0.50)          --           --              --           --

---------------

  +  Unaudited
 ++  Portfolio turnover is 2%
  *  Annualized
 **  Less than one penny per share
(a)  Commencement of Operations July 7, 2000.

                                                                      RATIO TO AVERAGE NET ASSETS
                                                     --------------------------------------------------------------
                                                                                                          NET
    TOTAL        NET ASSET                                                              NET            INVESTMENT
  DIVIDENDS       VALUE,               NET ASSETS,                     EXPENSES      INVESTMENT          INCOME
     AND          END OF      TOTAL      END OF                        (NET OF         INCOME        (LOSS) (NET OF
DISTRIBUTIONS   PERIOD/YEAR   RETURN   PERIOD/YEAR   EXPENSES       REIMBURSEMENT)     (LOSS)        REIMBURSEMENT)
-------------   -----------   ------   -----------   ---------      --------------   ----------      --------------
   $(0.19)        $10.74        2.12%  $   81,350        21.97%*         0.95%*          (16.59)%*        4.43%*
    (0.41)         10.70        5.70      119,399        11.30           0.95             (4.81)          5.54
    (0.28)         10.52        4.41      140,261        15.96           0.95            (10.66)          4.35
    (0.14)         10.34        4.79      182,285        41.83           0.95            (36.29)          4.59

    (0.15)          7.83       (0.52)   3,874,465         2.02*          1.30*             0.61*          1.33*
    (0.76)          8.02      (11.91)   3,916,025         1.99*          1.30*             0.87*          1.56*

       --          10.90      (14.71)   3,542,467         2.23*          1.20*            (1.56)*        (0.53)*
    (1.41)         12.78      (16.75)   4,058,097         2.19           1.20             (1.50)         (0.51)
    (1.25)         16.95       37.19    4,057,198         3.25           1.19             (1.60)          0.46
    (0.27)         13.33       36.20      238,696        13.04           1.20            (12.19)         (0.35)

       --          10.11        3.91    4,266,923         2.34*          1.40*            (1.49)*        (0.55)*
    (0.63)          9.73       (4.77)   3,964,388         2.42           1.40             (1.51)         (0.49)
    (1.66)         10.82       25.20    4,152,714         3.19           1.40             (2.23)         (0.44)
    (0.30)         10.08        4.05    1,554,404         4.06           1.40             (3.09)         (0.43)

    (0.37)          7.67        1.52      304,986         6.82*          1.30*             3.43*          8.95*
    (0.72)          7.91       (4.62)     343,620         6.87           1.30              2.97           8.54
    (1.11)          9.02       (0.34)     297,640         6.80           1.30              2.57           8.07
    (0.06)         10.13        1.85      315,312         8.78           1.30              1.01           8.49

    (0.03)         11.26      (12.70)   1,823,256         2.85*          1.45*            (0.81)*         0.59*
    (1.00)         12.93      (19.16)   2,090,310         2.71           1.45             (1.08)          0.18
    (0.36)         17.22       63.65    3,657,392         3.27           1.45             (1.81)          0.01
    (0.25)         10.76       10.11    1,405,830         4.17           1.45             (2.18)          0.54

    (0.34)         10.76        2.92      681,854         7.00*          0.90*             0.42*          6.52*
    (0.24)         10.78       11.69      812,777         1.97           0.90              3.53           4.60
    (0.41)          9.88        1.34    3,598,922         2.00           0.86              3.05           4.19
    (0.46)         10.15        6.08    4,155,696         2.86           0.90              2.54           4.50

       --           9.82       (0.33)       1,046         3.20*          0.90*            (3.20)*        (0.90)*
       --           9.85       (1.01)       1,049       100.51           0.90            (98.71)          0.90
       --           9.95       (0.50)       1,059     1,237.03           0.90         (1,236.69)         (0.56)
    (0.50)         10.00        5.00        1,050     3,030.02           0.90         (3,024.12)          5.00

                       DIVERSIFIED INVESTORS FUNDS GROUP

6. FINANCIAL HIGHLIGHTS (CONTINUED)

     Selected data for an average share outstanding for the period/year for the

STEPHENS INSTITUTIONAL CLASS OF SHARES

                                                    INCOME FROM
                                               INVESTMENT OPERATIONS
                                            ---------------------------
                               NET ASSET                  NET REALIZED       TOTAL
                                VALUE,         NET       AND UNREALIZED     INCOME
          FOR THE              BEGINNING    INVESTMENT       GAINS        (LOSS) FROM
        PERIOD/YEAR               OF          INCOME      (LOSSES) ON     INVESTMENT
           ENDED              PERIOD/YEAR     (LOSS)      INVESTMENTS     OPERATIONS
        -----------           -----------   ----------   --------------   -----------
MONEY MARKET
06/30/2001+                     $10.44        $ 0.24         $(0.01)        $ 0.23
12/31/2000                       10.40          0.60          (0.01)          0.59
12/31/1999                       10.23          0.48             --           0.48
12/31/1998                       10.00          0.49           0.01           0.50
VALUE & INCOME(a)
06/30/2001+                       8.13          0.06          (0.09)         (0.03)
12/31/2000                       10.00          0.07          (1.17)         (1.10)
EQUITY GROWTH
06/30/2001+                      12.68         (0.02)         (1.84)         (1.86)
12/31/2000                       16.82          0.05          (2.75)         (2.70)
12/31/1999                       13.35         (0.04)          4.90           4.86
12/31/1998                       10.00         (0.01)          3.65           3.64
SPECIAL EQUITY
06/30/2001+                      10.07         (0.02)          0.43           0.41
12/31/2000                       11.17         (0.03)         (0.42)         (0.45)
12/31/1999                       10.34         (0.02)          2.51           2.49
12/31/1998                       10.00         (0.02)          0.44           0.42
HIGH YIELD BOND
06/30/2001+                       7.86          0.37          (0.24)          0.13
12/31/2000                        9.00          0.74          (1.11)         (0.37)
12/31/1999                       10.15          0.83          (0.82)          0.01
12/31/1998                       10.00          0.81          (0.60)          0.21
INTERNATIONAL EQUITY
06/30/2001+                      13.02          0.05          (1.69)         (1.64)
12/31/2000                       17.31          0.05          (3.32)         (3.27)
12/31/1999                       10.80          0.04           6.84           6.88
12/31/1998                       10.00          0.07           0.95           1.02
STEPHENS INTERMEDIATE BOND
06/30/2001+                      10.64          0.36          (0.04)          0.32
12/31/2000                        9.99          0.48           0.67           1.15
12/31/1999                       10.27          0.44          (0.29)          0.15
12/31/1998                       10.00          0.46           0.16           0.62
STEPHENS SELECT EQUITY
06/30/2001+                       9.89         (0.03)          0.01          (0.02)
12/31/2000                        9.97          0.08          (0.16)         (0.08)
12/31/1999                       10.01         (0.04)            --          (0.04)
12/31/1998                       10.00          0.54             --           0.54


                                              DIVIDENDS AND DISTRIBUTIONS FROM
                              ----------------------------------------------------------------
                                                            NET         IN EXCESS
                                           IN EXCESS     REALIZED         OF NET         TAX
          FOR THE                NET         OF NET        GAINS      REALIZED GAINS   RETURN
        PERIOD/YEAR           INVESTMENT   INVESTMENT   (LOSSES) ON    (LOSSES) ON       OF
           ENDED                INCOME       INCOME     INVESTMENTS    INVESTMENTS     CAPITAL
        -----------           ----------   ----------   -----------   --------------   -------
MONEY MARKET
06/30/2001+                     $(0.19)      $   --       $   --          $   --       $   --
12/31/2000                       (0.55)          --           --              --           --
12/31/1999                       (0.31)          --           --              --           --
12/31/1998                       (0.27)          --           --              --           --
VALUE & INCOME(a)
06/30/2001+                      (0.15)          --           --              --           --
12/31/2000                       (0.15)          --        (0.62)             --           --
EQUITY GROWTH
06/30/2001+                         --           --           --              --           --
12/31/2000                       (0.28)          --        (1.16)             --           --
12/31/1999                          --           --        (1.39)             --           --
12/31/1998                       (0.06)          --        (0.23)             --           --
SPECIAL EQUITY
06/30/2001+                         --           --           --              --           --
12/31/2000                          --           --        (0.07)          (0.58)       (0.00)**
12/31/1999                          --           --        (1.66)             --           --
12/31/1998                          --           --           --              --        (0.08)
HIGH YIELD BOND
06/30/2001+                      (0.37)          --           --              --           --
12/31/2000                       (0.76)       (0.01)          --              --           --
12/31/1999                       (1.15)       (0.01)          --              --           --
12/31/1998                       (0.06)          --           --              --           --
INTERNATIONAL EQUITY
06/30/2001+                      (0.03)          --           --              --           --
12/31/2000                       (0.00)**     (0.01)       (1.01)             --           --
12/31/1999                          --        (0.03)       (0.34)             --           --
12/31/1998                       (0.07)          --        (0.09)             --        (0.06)
STEPHENS INTERMEDIATE BOND
06/30/2001+                      (0.35)          --           --              --           --
12/31/2000                       (0.50)          --           --              --        (0.00)**
12/31/1999                       (0.42)          --           --              --        (0.01)
12/31/1998                       (0.35)          --           --              --        (0.00)**
STEPHENS SELECT EQUITY
06/30/2001+                         --           --           --              --           --
12/31/2000                          --           --           --              --           --
12/31/1999                          --           --           --              --           --
12/31/1998                       (0.53)          --           --              --           --

---------------

  +  Unaudited
  *  Annualized
 **  Less than one penny per share
(a)  Commencement of Operations July 7, 2000

                                                                    RATIO TO AVERAGE NET ASSETS
                                                     ---------------------------------------------------------
                                                                                                     NET
    TOTAL        NET ASSET                                                            NET         INVESTMENT
  DIVIDENDS       VALUE,               NET ASSETS,                  EXPENSES       INVESTMENT   INCOME (LOSS)
     AND          END OF      TOTAL      END OF                     (NET OF          INCOME        (NET OF
DISTRIBUTIONS   PERIOD/YEAR   RETURN   PERIOD/YEAR   EXPENSES    REIMBURSEMENT)      (LOSS)     REIMBURSEMENT)
-------------   -----------   ------   -----------   --------   ----------------   ----------   --------------
   $(0.19)        $10.48        2.25%  $12,818,548       1.30%*       0.75%*            4.02%*       4.57%*
    (0.55)         10.44        5.84    15,088,213       1.49         0.75              5.04         5.78
    (0.31)         10.40        4.67     4,522,076       1.73         0.75              3.61         4.59
    (0.27)         10.23        5.01     8,810,497       1.67         0.75              3.94         4.86
    (0.15)          7.95       (0.32)   22,893,602       1.45*        1.05*             1.19*        1.59*
    (0.77)          8.13      (10.72)   21,834,032       1.48*        1.05*             1.42*        1.85*
       --          10.82      (14.67)   18,553,654       1.64*        1.00*            (0.96)*      (0.32)*
    (1.44)         12.68      (16.76)   20,415,940       1.66         1.00             (0.96)       (0.30)
    (1.39)         16.82       37.36    14,096,936       1.85         1.00             (1.09)       (0.24)
    (0.29)         13.35       36.54     5,004,424       2.19         1.00             (1.30)       (0.11)
       --          10.48        4.07    23,126,269       1.82*        1.20*            (0.97)*      (0.35)*
    (0.65)         10.07       (4.60)   18,311,219       2.05         1.20             (1.12)       (0.27)
    (1.66)         11.17       25.44    12,179,590       2.04         1.20             (1.07)       (0.23)
    (0.08)         10.34        4.21     7,937,781       2.27         1.20             (1.26)       (0.19)
    (0.37)          7.62        1.62     5,659,784       1.85*        1.10*             8.38*        9.13*
    (0.77)          7.86       (4.37)    4,615,920       2.23         1.10              7.59         8.72
    (1.16)          9.00       (0.07)    3,314,902       2.52         1.10              7.05         8.47
    (0.06)         10.15        2.14     2,145,712       3.47         1.10              5.68         8.05
    (0.03)         11.35      (12.58)    9,508,005       1.92*        1.25*             0.11*        0.78*
    (1.02)         13.02      (18.98)   12,524,670       1.94         1.25             (0.35)        0.34
    (0.37)         17.31       63.93    12,567,502       2.06         1.25             (0.48)        0.33
    (0.22)         10.80       10.27     6,386,429       2.40         1.25             (0.45)        0.70
    (0.35)         10.61        2.95    30,840,360       1.43*        0.80*             6.06*        6.69*
    (0.50)         10.64       11.71    32,406,045       1.23         0.80              4.27         4.70
    (0.43)          9.99        1.46    21,226,045       1.12         0.80              3.92         4.24
    (0.35)         10.27        6.22    16,743,039       1.60         0.80              3.74         4.55
       --           9.87       (0.25)        1,049       3.14*        0.85*            (3.14)*      (0.85)*
       --           9.89       (0.80)        1,052     212.62         0.85           (210.92)        0.85
       --           9.97       (0.40)        1,060   1,236.88         0.75         (1,236.51)       (0.38)
    (0.53)         10.01        5.41         1,054   3,027.05         0.85         (3,020.89)        5.31

                       DIVERSIFIED INVESTORS FUNDS GROUP

                                  (UNAUDITED)

7. CLASS DIVIDENDS AND DISTRIBUTIONS:

     Dividends and distributions per class as of June 30, 2001, are as follows:

                                                  DIVERSIFIED CLASS       PREMIUM CLASS       INSTITUTIONAL CLASS
                                                      OF SHARES             OF SHARES              OF SHARES
                                                  -----------------       -------------       -------------------
MONEY MARKET
  Net investment income....................          $5,167,562              $ 1,395               $234,470
VALUE & INCOME
  Net investment income....................           3,279,933               69,794                426,358
HIGH YIELD BOND
  Net investment income....................           2,715,759               13,845                253,930
INTERNATIONAL EQUITY
  Net investment income....................             737,483                4,424                 26,318
STEPHENS INTERMEDIATE BOND
  Net investment income....................                  --               20,911                998,497

                      (This page intentionally left blank)

                    SHORT HORIZON STRATEGIC ALLOCATION FUND

     The Fund seeks a high level of current income and preservation of capital by primarily investing in a diversified portfolio of fixed income funds. The Fund will be invested across the High Quality Bond, Intermediate Government Bond, Core Bond, High Yield Bond, and Money Market Funds. A portion of the Fund may be invested in relatively conservative equity funds, namely the Value & Income, Growth & Income, and Equity Growth Funds as a hedge against inflation.

     The Short Horizon Strategic Allocation Fund utilizes a structured methodology to asset allocation to consistently add value to balanced portfolios over the long-term. The Fund incorporates broad based, proprietary analysis in building the benchmark portfolio. A disciplined approach to rebalancing is implemented, where tolerance bands (+/- 5% around the target allocations of the underlying funds) systematically trigger a move back to the portfolio's neutral position. This strategy emphasizes solid, long-term performance through selling securities which have appreciated in value, and buying securities at relatively low prices.

                                                    SAF SHORT HORIZON        LEHMAN BROS. GOV/CORP.       COMPOSITE BENCHMARK *
                                                         $13,537               BOND INDEX $14,341                $14,846
                                                    -----------------        ----------------------       ---------------------
04/15/1996                                                10000                       10000                       10000
12/31/1996                                                10545                       10535                       10630
12/31/1997                                                11461                       11565                       11863
12/31/1998                                                12189                       12659                       12958
12/31/1999                                                12366                       12387                       13030
12/31/2000                                                13228                       13855                       14410
06/30/2001                                                13537                       14341                       14846

----------------------------------------------------
Average Annual Total Returns
----------------------------------------------------
Year to Date                                  2.34%
5 Year                                        5.99%
Inception to Date                             5.98%
----------------------------------------------------

* 80% Lehman Aggregate Bond Index, 10%Russell 1000 Value Index, 10% Salomon 90-Day Treasury Index. This composite index most closely mirrors the portfolio composition of the Short Horizon Strategic Allocation Fund.

The chart shown above represents the growth in value of an initial hypothetical investment of $10,000 in each fund of the Diversified Investors Strategic Allocation Funds for the period since inception through June 30, 2001.

All indices are shown for the period from the funds' inception through June 30, 2001.

Past performance is not indicative of future performance.

              SHORT/INTERMEDIATE HORIZON STRATEGIC ALLOCATION FUND

     The Fund seeks a high level of current income with some capital appreciation, by primarily investing in a diversified portfolio of fixed income funds, and to a lesser extent, equity funds. The Fund is a relatively conservative balanced portfolio which seeks competitive returns with considerably less volatility. Assets can be invested in any Diversified fixed income fund. The Fund's equity component may be invested in any Diversified equity fund.

     The Short/Intermediate Horizon Strategic Allocation Fund utilizes a structured methodology to asset allocation to consistently add value to balanced portfolios over the long-term. The Fund incorporates broad based, proprietary analysis in building the benchmark portfolio. A disciplined approach to rebalancing is implemented, where tolerance bands (+/- 5% around the target allocations of the underlying funds) systematically trigger a move back to the portfolio's neutral position. This strategy emphasizes solid, long-term performance through selling securities which have appreciated in value, and buying securities at relatively low prices.

                                                SAF
                                         SHORT/INTERMEDIATE      LEHMAN AGGREGATE      RUSSELL 2000 SMALL    COMPOSITE BENCHMARK
                                              $11,374              BOND $12,469           CAP $15,522             * $12,738
                                         ------------------      ----------------      ------------------    -------------------
05/01/1998                                     10000                  10000                  10000                  10000
12/31/1998                                     10373                  10869                   9745                  10611
12/31/1999                                     11112                  10780                  11817                  11250
12/31/2000                                     11383                  12034                  14515                  12454
06/30/2001                                     11374                  12469                  15522                  12738

-----------------------------------------------------------
Average Annual Total Returns
-----------------------------------------------------------
Year to Date                                       (0.08)%
Inception to Date                                   4.15 %
-----------------------------------------------------------

* 70% Lehman Aggregate Bond Index, 18% Russell 1000 Index, 8% Russell 2000 Small Cap Index, 4% MSCI World Ex-US Equity Index. This composite index most closely mirrors the portfolio composition of the Short/Intermediate Horizon Strategic Allocation Fund.

The chart shown above represents the growth in value of an initial hypothetical investment of $10,000 in each fund of the Diversified Investors Strategic Allocation Funds for the period since inception through June 30, 2001.

All indices are shown for the period from the funds' inception through June 30, 2001.

Past performance is not indicative of future performance.

                 INTERMEDIATE HORIZON STRATEGIC ALLOCATION FUND

     The Fund seeks a high level of current income and capital appreciation, by investing in a diversified portfolio of fixed income, and equity funds. The Fund seeks competitive returns with slightly less volatility through generally equal allocations to equity and fixed income. The Fund can invest in any Diversified fixed income fund and in any Diversified equity fund.

     The Intermediate Horizon Strategic Allocation Fund utilizes a structured methodology to asset allocation to consistently add value to balanced portfolios over the long-term. The Fund incorporates broad based, proprietary analysis in building the benchmark portfolio. A disciplined approach to rebalancing is implemented, where tolerance bands (+/- 5% around the target allocations of the underlying funds) systematically trigger a move back to the portfolio's neutral position. This strategy emphasizes solid, long-term performance through selling securities which have appreciated in value, and buying securities at relatively low prices.

                                                                                          LEHMAN BROS.
                                          SAF INTERMEDIATE        S&P 500 INDEX       GOV/CORP. BOND INDEX   COMPOSITE BENCHMARK
                                              $14,948                $20,617                $14,341               * $17,968
                                          ----------------        -------------       --------------------   -------------------
04/15/1996                                     10000                  10000                  10000                  10000
12/31/1996                                     10559                  11688                  10537                  10928
12/31/1997                                     12068                  15588                  11565                  12833
12/31/1998                                     13556                  20070                  12659                  14650
12/31/1999                                     15337                  24313                  12387                  16214
12/31/2000                                     15205                  22098                  13855                  17771
06/30/2001                                     14948                  20617                  14341                  17968

-----------------------------------------------------------
Average Annual Total Returns
-----------------------------------------------------------
Year to Date                                 (1.69)%
5 Year                                        8.22 %
Inception to Date                             8.02 %
-----------------------------------------------------------

* 50% Lehman Aggregate Bond Index, 30% Russell 1000 Index, 12% Russell 2000 Small Cap Value, 8% MSCI World Ex-US Equity Index. This composite index most closely mirrors the portfolio composition of the Intermediate Horizon Strategic Allocation Fund.

The chart shown above represents the growth in value of an initial hypothetical investment of $10,000 in each fund of the Diversified Investors Strategic Allocation Funds for the period since inception through June 30, 2001.

All indices are shown for the period from the funds' inception through June 30, 2001.

Past performance is not indicative of future performance.

              INTERMEDIATE/LONG HORIZON STRATEGIC ALLOCATION FUND

     The Fund seeks long-term capital appreciation, by primarily investing in a diversified portfolio of equity funds, and to a lesser extent, fixed income funds. The Fund is a relatively aggressive balanced portfolio which seeks competitive returns with slightly more volatility. The Fund can invest in any Diversified fixed income fund, and in any Diversified equity fund.

     The Intermediate/Long Horizon Strategic Allocation Fund utilizes a structured methodology to asset allocation to consistently add value to balanced portfolios over the long-term. The Fund incorporates broad based, proprietary analysis in building the benchmark portfolio. A disciplined approach to rebalancing is implemented, where tolerance bands (+/- 5% around the target allocations of the underlying funds) systematically trigger a move back to the portfolio's neutral position. This strategy emphasizes solid, long-term performance through selling securities which have appreciated in value, and buying securities at relatively low prices.

                                                  SAF INTERMEDIATE/LONG                                   COMPOSITE BENCHMARK *
                                                         $15,826              S&P 500 INDEX $20,617              $19,543
                                                  ---------------------       ---------------------       ---------------------
04/15/1996                                                10000                       10000                       10000
12/31/1996                                                10565                       11689                       11084
12/31/1997                                                12567                       15588                       13392
12/31/1998                                                14335                       20070                       15494
12/31/1999                                                17067                       24313                       17848
12/31/2000                                                16482                       22098                       19494
06/30/2001                                                15826                       20617                       19543

-----------------------------------------------------------
Average Annual Total Returns
-----------------------------------------------------------
Year to Date                                 (3.98)%
5 Year                                        9.79 %
Inception to Date                             9.21 %
-----------------------------------------------------------

* 30% Lehman Aggregate Bond Index, 42% Russell 1000 Index, 18% Russell 2000 Small Cap Index, 10% MSCI World Ex-US Equity Index. This composite index most closely mirrors the portfolio composition of the Intermediate/Long Horizon Strategic Allocation Fund.

The chart shown above represents the growth in value of an initial hypothetical investment of $10,000 in each fund of the Diversified Investors Strategic Allocation Funds for the period since inception through June 30, 2001.

All indices are shown for the period from the funds' inception through June 30, 2001.

Past performance is not indicative of future performance.

                     LONG HORIZON STRATEGIC ALLOCATION FUND

     The Fund seeks long-term capital appreciation by investing in a diversified portfolio of equity funds. The Fund can invest in any Diversified equity fund, including large, mid, and small capitalization stock funds, value and growth-oriented funds, and the international equity fund. Fixed income funds may be utilized to reduce the potential impact of stock market declines.

     The Long Horizon Strategic Allocation Fund utilizes a structured methodology to asset allocation to consistently add value to balanced portfolios over the long-term. The Fund incorporates broad based, proprietary analysis in building the benchmark portfolio. A disciplined approach to rebalancing is implemented, where tolerance bands (+/- 5% around the target allocations of the underlying funds) systematically trigger a move back to the portfolio's neutral position. This strategy emphasizes solid, long-term performance through selling securities which have appreciated in value, and buying securities at relatively low prices.

                                                                                       RUSSELL 2000 SMALL    COMPOSITE BENCHMARK
                                         SAF LONG $11,426     RUSSELL 1000 $16,228        CAP $15,522             * $13,510
                                         ----------------     --------------------     ------------------    -------------------
05/01/1998                                    10000                   10000                  10000                  10000
12/31/1998                                    10381                   12702                   9745                  10374
12/31/1999                                    13226                   15358                  11817                  12667
12/31/2000                                    12265                   16435                  14515                  13672
06/30/2001                                    11426                   16228                  15522                  13510

-----------------------------------------------------------
Average Annual Total Returns
-----------------------------------------------------------
Year to Date                                 (6.84)%
Inception to Date                             4.30 %
-----------------------------------------------------------

* 60% Russell 1000 Index, 25% Russell 2000 Small Cap Index, 15% MSCI World Ex-US Equity Index. This composite index most closely mirrors the portfolio composition of the Long Horizon Strategic Allocation Fund.

The chart shown above represents the growth in value of an initial hypothetical investment of $10,000 in each fund of the Diversified Investors Strategic Allocation Funds for the period since inception through June 30, 2001.

All indices are shown for the period from the funds' inception through June 30, 2001.

Past performance is not indicative of future performance.

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 JUNE 30, 2001
                                  (UNAUDITED)

                                                 SHORT                      INTERMEDIATE
                                   SHORT      INTERMEDIATE   INTERMEDIATE       LONG           LONG
                                  HORIZON       HORIZON        HORIZON        HORIZON        HORIZON
                                -----------   ------------   ------------   ------------   ------------
ASSETS:
Investments at value (cost,
  $49,322,832, $42,735,402,
  $190,965,505, $242,465,675
  and $112,094,787,
  respectively)...............  $49,434,061   $41,150,813    $181,014,635   $223,866,087   $103,536,947
                                -----------   -----------    ------------   ------------   ------------
LIABILITIES:
Accrued investment advisory
  fee.........................        7,827         6,520          28,740         35,537         16,283
                                -----------   -----------    ------------   ------------   ------------
NET ASSETS....................  $49,426,234   $41,144,293    $180,985,895   $223,830,550   $103,520,664
                                ===========   ===========    ============   ============   ============
NET ASSETS CONSIST OF:
  Paid-in capital.............  $49,493,286   $43,187,185    $191,340,297   $243,278,049   $111,999,423
  Distributions in excess of
     net investment income....       (2,945)       (2,460)        (10,565)       (13,299)        (6,098)
  Accumulated net realized
     gains (losses)...........     (175,336)     (455,843)       (392,967)      (834,612)        85,179
  Net unrealized appreciation
     (depreciation) on
     investments..............      111,229    (1,584,589)     (9,950,870)   (18,599,588)    (8,557,840)
                                -----------   -----------    ------------   ------------   ------------
NET ASSETS....................  $49,426,234   $41,144,293    $180,985,895   $223,830,550   $103,520,664
                                ===========   ===========    ============   ============   ============
Outstanding shares of capital
  stock of $.00001 par value
  per share, unlimited number
  of shares of beneficial
  interest authorized.........    4,615,185     4,309,004      16,209,035     19,535,212     10,046,559
                                ===========   ===========    ============   ============   ============
NET ASSET VALUE PER SHARE*....  $     10.71   $      9.55    $      11.17   $      11.46   $      10.30
                                ===========   ===========    ============   ============   ============

---------------
* Net asset value per share equals Net assets/Outstanding shares.

                       See notes to financial statements.

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                            STATEMENTS OF OPERATIONS
                       FOR THE PERIOD ENDED JUNE 30, 2001
                                  (UNAUDITED)

                                                   SHORT                      INTERMEDIATE
                                     SHORT      INTERMEDIATE   INTERMEDIATE       LONG          LONG
                                    HORIZON       HORIZON        HORIZON        HORIZON        HORIZON
                                   ----------   ------------   ------------   ------------   -----------
INCOME:
  Income distribution earned....   $1,082,762    $ 761,662     $ 2,516,499    $  2,207,821   $   294,083
  Investment advisory fee.......      (44,915)     (37,801)       (169,783)       (210,078)      (93,375)
                                   ----------    ---------     -----------    ------------   -----------
     Net investment income......    1,037,847      723,861       2,346,716       1,997,743       200,708
                                   ----------    ---------     -----------    ------------   -----------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) on
     investments................           28     (181,861)        443,759          22,302        85,185
  Net change in unrealized
     (depreciation) on
     investments................      (70,985)    (538,662)     (5,575,423)    (10,388,506)   (6,407,893)
                                   ----------    ---------     -----------    ------------   -----------
  Net realized and unrealized
     (losses) on investments....      (70,957)    (720,523)     (5,131,664)    (10,366,204)   (6,322,708)
                                   ----------    ---------     -----------    ------------   -----------
Net increase (decrease) in net
  assets resulting from
  operations....................   $  966,890    $   3,338     $(2,784,948)   $ (8,368,461)  $(6,122,000)
                                   ==========    =========     ===========    ============   ===========

                       See notes to financial statements.

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE PERIOD ENDED JUNE 30, 2001
                                  (UNAUDITED)

                                                    SHORT                      INTERMEDIATE
                                      SHORT      INTERMEDIATE   INTERMEDIATE       LONG           LONG
                                     HORIZON       HORIZON        HORIZON        HORIZON        HORIZON
                                   -----------   ------------   ------------   ------------   ------------
FROM OPERATIONS:
  Net investment income..........  $ 1,037,847   $   723,861    $  2,346,716   $  1,997,743   $    200,708
  Net realized gains (losses) on
    investments..................           28      (181,861)        443,759         22,302         85,185
  Net change in unrealized
    (depreciation) on
    investments..................      (70,985)     (538,662)     (5,575,423)   (10,388,506)    (6,407,893)
                                   -----------   -----------    ------------   ------------   ------------
  Net increase (decrease) in net
    assets resulting from
    operations...................      966,890         3,338      (2,784,948)    (8,368,461)    (6,122,000)
                                   -----------   -----------    ------------   ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment income..........   (1,040,792)     (726,321)     (2,357,281)    (2,011,042)      (206,806)
                                   -----------   -----------    ------------   ------------   ------------
FROM SHARE TRANSACTIONS:
  Proceeds from shares issued....   16,994,801    11,493,113      42,085,926     44,817,174     29,861,273
  Proceeds from dividends and
    distributions reinvested.....    1,040,792       726,321       2,357,281      2,011,042        206,806
  Value of shares redeemed.......   (6,836,906)   (4,254,258)    (17,068,775)   (16,846,472)    (8,400,948)
                                   -----------   -----------    ------------   ------------   ------------
  Net increase in net assets from
    capital share transactions...   11,198,687     7,965,176      27,374,432     29,981,744     21,667,131
                                   -----------   -----------    ------------   ------------   ------------
  Total increase in net assets...   11,124,785     7,242,193      22,232,203     19,602,241     15,338,325
NET ASSETS:
  Beginning of period............   38,301,449    33,902,100     158,753,692    204,228,309     88,182,339
                                   -----------   -----------    ------------   ------------   ------------
  End of period..................  $49,426,234   $41,144,293    $180,985,895   $223,830,550   $103,520,664
                                   ===========   ===========    ============   ============   ============
Shares outstanding beginning of
  period.........................    3,579,937     3,481,375      13,780,581     16,943,130      7,956,114
Shares issued during period......    1,569,862     1,189,304       3,726,181      3,869,986      2,873,607
Shares received on reinvestment
  of dividends and distributions
  during period..................       96,819        76,458         214,011        179,347         20,596
Shares redeemed during period....     (631,433)     (438,133)     (1,511,738)    (1,457,251)      (803,758)
                                   -----------   -----------    ------------   ------------   ------------
Shares outstanding end of
  period.........................    4,615,185     4,309,004      16,209,035     19,535,212     10,046,559
                                   ===========   ===========    ============   ============   ============

                       See notes to financial statements.

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                  SHORT                      INTERMEDIATE
                                    SHORT      INTERMEDIATE   INTERMEDIATE       LONG          LONG
                                   HORIZON       HORIZON        HORIZON        HORIZON        HORIZON
                                 -----------   ------------   ------------   ------------   -----------
FROM OPERATIONS:
  Net investment income........  $ 1,347,416   $ 1,045,040    $  4,703,908   $  4,680,482   $   854,138
  Capital gain distribution
    earned.....................      101,052       223,729       1,847,249      3,481,087     2,083,432
  Net realized gains (losses)
    on investments.............     (139,888)      217,371       4,072,103      6,485,972      (626,228)
  Net change in unrealized
    appreciation (depreciation)
    on investments.............      668,666    (1,132,292)    (11,286,838)   (21,158,955)   (7,414,866)
                                 -----------   -----------    ------------   ------------   -----------
  Net increase (decrease) in
    net assets resulting from
    operations.................    1,977,246       353,848        (663,578)    (6,511,414)   (5,103,524)
                                 -----------   -----------    ------------   ------------   -----------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment income........   (1,347,416)   (1,045,040)     (4,703,908)    (4,680,482)     (854,138)
  Net realized gains from
    investment transactions....           --      (461,934)     (6,417,667)   (10,540,584)   (1,512,310)
  In excess of net realized
    gains......................     (128,450)     (273,982)       (836,726)      (856,914)           (6)
  Tax return of capital........           --       (37,286)         (2,829)        (2,632)       (1,821)
                                 -----------   -----------    ------------   ------------   -----------
  Total dividends and
    distributions..............   (1,475,866)   (1,818,242)    (11,961,130)   (16,080,612)   (2,368,275)
                                 -----------   -----------    ------------   ------------   -----------
FROM SHARE TRANSACTIONS:
  Proceeds from shares
    issued.....................   26,645,628    27,279,430     113,996,002    113,843,627    65,083,105
  Proceeds from dividends and
    distributions reinvested...    1,475,866     1,818,242      11,961,130     16,080,612     2,368,275
  Value of shares redeemed.....   (6,896,174)   (3,435,058)    (49,567,622)   (31,004,061)   (9,727,577)
                                 -----------   -----------    ------------   ------------   -----------
  Net increase in net assets
    from capital share
    transactions...............   21,225,320    25,662,614      76,389,510     98,920,178    57,723,803
                                 -----------   -----------    ------------   ------------   -----------
  Total increase in net
    assets.....................   21,726,700    24,198,220      63,764,802     76,328,152    50,252,004
NET ASSETS:
  Beginning of year............   16,574,749     9,703,880      94,988,890    127,900,157    37,930,335
                                 -----------   -----------    ------------   ------------   -----------
  End of year..................  $38,301,449   $33,902,100    $158,753,692   $204,228,309   $88,182,339
                                 ===========   ===========    ============   ============   ===========
Shares outstanding beginning of
  year.........................    1,569,563       946,834       7,514,026      9,401,845     3,077,802
Shares issued during year......    2,521,169     2,689,663       9,206,283      8,542,644     5,480,425
Shares received on reinvestment
  of dividends and
  distributions during year....      139,504       185,400       1,029,059      1,329,327       211,375
Shares redeemed during year....     (650,299)     (340,522)     (3,968,787)    (2,330,686)     (813,488)
                                 -----------   -----------    ------------   ------------   -----------
Shares outstanding end of
  year.........................    3,579,937     3,481,375      13,780,581     16,943,130     7,956,114
                                 ===========   ===========    ============   ============   ===========

                       See notes to financial statements.

                    SHORT HORIZON STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)

 SHARES                                                                     VALUE
 ------                                                                  -----------
           INVESTMENTS
1,200,160  Diversified Investors Funds Group -- Core Bond Fund.........  $14,787,409
  849,444  Diversified Investors Funds Group -- High Quality Bond
             Fund......................................................    9,873,428
  537,701  Diversified Investors Funds Group -- High Yield Bond Fund...    4,781,183
  891,175  Diversified Investors Funds Group -- Intermediate Government
             Bond Fund.................................................    9,854,881
  511,749  Diversified Investors Funds Group -- Money Market Fund......    5,436,716
  209,844  Diversified Investors Funds Group -- Value & Income Fund....    4,700,444
                                                                         -----------
           Total Investments -- 100.02% (Cost $49,322,832).............   49,434,061
           Liabilities less other assets -- (0.02%)....................       (7,827)
                                                                         -----------
           NET ASSETS -- 100.00%.......................................  $49,426,234
                                                                         ===========
           The aggregate cost of investments for federal income tax
             purposes at June 30, 2001 is $49,322,832.
           The following amount is based on cost for federal income tax purposes:
             Gross unrealized appreciation.............................  $   623,524
             Gross unrealized depreciation.............................     (512,295)
                                                                         -----------
             Net unrealized appreciation...............................  $   111,229
                                                                         ===========

                       See notes to financial statements.

              SHORT INTERMEDIATE HORIZON STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)

 SHARES                                                                     VALUE
 ------                                                                  -----------
           INVESTMENTS
   53,317  Diversified Investors Funds Group -- Aggressive Equity
             Fund......................................................  $   761,483
1,165,114  Diversified Investors Funds Group -- Core Bond Fund.........   14,355,604
   74,678  Diversified Investors Funds Group -- Equity Growth Fund.....    1,540,334
   95,183  Diversified Investors Funds Group -- Growth & Income Fund...    1,936,236
  519,607  Diversified Investors Funds Group -- High Quality Bond
             Fund......................................................    6,039,600
  667,540  Diversified Investors Funds Group -- High Yield Bond Fund...    5,935,698
  184,957  Diversified Investors Funds Group -- Intermediate Government
             Bond Fund.................................................    2,045,313
  109,983  Diversified Investors Funds Group -- International Equity
             Fund......................................................    1,496,246
   94,966  Diversified Investors Funds Group -- Money Market Fund......    1,008,897
  104,758  Diversified Investors Funds Group -- Special Equity Fund....    2,470,994
  158,949  Diversified Investors Funds Group -- Value & Income Fund....    3,560,408
                                                                         -----------
           Total Investments -- 100.02% (Cost $42,735,402).............   41,150,813
           Liabilities less other assets -- (0.02%)....................       (6,520)
                                                                         -----------
           NET ASSETS -- 100.00%.......................................  $41,144,293
                                                                         ===========
           The aggregate cost of investments for federal income tax
             purposes at June 30, 2001 is $42,735,402.
           The following amount is based on cost for federal income tax purposes:
             Gross unrealized appreciation.............................  $   565,843
             Gross unrealized depreciation.............................   (2,150,432)
                                                                         -----------
             Net unrealized depreciation...............................  $(1,584,589)
                                                                         ===========

                       See notes to financial statements.

                 INTERMEDIATE HORIZON STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)

 SHARES                                                                     VALUE
 ------                                                                  ------------
           INVESTMENTS
  366,977  Diversified Investors Funds Group -- Aggressive Equity
             Fund......................................................  $  5,241,195
3,674,615  Diversified Investors Funds Group -- Core Bond Fund.........    45,275,664
  600,523  Diversified Investors Funds Group -- Equity Growth Fund.....    12,386,503
  697,466  Diversified Investors Funds Group -- Growth & Income Fund...    14,188,062
1,529,414  Diversified Investors Funds Group -- High Quality Bond
             Fund......................................................    17,776,992
1,999,498  Diversified Investors Funds Group -- High Yield Bond Fund...    17,779,335
  822,575  Diversified Investors Funds Group -- Intermediate Government
             Bond Fund.................................................     9,096,282
  919,284  Diversified Investors Funds Group -- International Equity
             Fund......................................................    12,506,220
  137,329  Diversified Investors Funds Group -- Money Market Fund......     1,458,958
  785,475  Diversified Investors Funds Group -- Special Equity Fund....    18,527,475
1,195,460  Diversified Investors Funds Group -- Value & Income Fund....    26,777,949
                                                                         ------------
           Total Investments -- 100.02% (Cost $190,965,505)............   181,014,635
           Liabilities less other assets -- (0.02%)....................       (28,740)
                                                                         ------------
           NET ASSETS -- 100.00%.......................................  $180,985,895
                                                                         ============
           The aggregate cost of investments for federal income tax
             purposes at June 30, 2001 is $190,965,505.
           The following amount is based on cost for federal income tax purposes:
             Gross unrealized appreciation.............................  $  2,451,887
             Gross unrealized depreciation.............................   (12,402,757)
                                                                         ------------
             Net unrealized depreciation...............................  $ (9,950,870)
                                                                         ============

                       See notes to financial statements.

              INTERMEDIATE LONG HORIZON STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)

 SHARES                                                                     VALUE
 ------                                                                  ------------
           INVESTMENTS
  592,765  Diversified Investors Funds Group -- Aggressive Equity
             Fund......................................................  $  8,465,929
2,197,603  Diversified Investors Funds Group -- Core Bond Fund.........    27,077,109
1,049,888  Diversified Investors Funds Group -- Equity Growth Fund.....    21,655,200
1,174,442  Diversified Investors Funds Group -- Growth & Income Fund...    23,890,847
  927,655  Diversified Investors Funds Group -- High Quality Bond
             Fund......................................................    10,782,507
1,987,683  Diversified Investors Funds Group -- High Yield Bond Fund...    17,674,283
1,024,155  Diversified Investors Funds Group -- Intermediate Government
             Bond Fund.................................................    11,325,417
1,578,123  Diversified Investors Funds Group -- International Equity
             Fund......................................................    21,469,253
  315,111  Diversified Investors Funds Group -- Money Market Fund......     3,347,674
1,358,568  Diversified Investors Funds Group -- Special Equity Fund....    32,045,349
2,059,515  Diversified Investors Funds Group -- Value & Income Fund....    46,132,519
                                                                         ------------
           Total Investments -- 100.02% (Cost $242,465,675)............   223,866,087
           Liabilities less other assets -- (0.02%)....................       (35,537)
                                                                         ------------
           NET ASSETS -- 100.00%.......................................  $223,830,550
                                                                         ============
           The aggregate cost of investments for federal income tax
             purposes at June 30, 2001 is $242,465,675.
           The following amount is based on cost for federal income tax purposes:
             Gross unrealized appreciation.............................  $  3,337,018
             Gross unrealized depreciation.............................   (21,936,606)
                                                                         ------------
             Net unrealized depreciation...............................  $(18,599,588)
                                                                         ============

                       See notes to financial statements.

                     LONG HORIZON STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)

 SHARES                                                                     VALUE
 ------                                                                  ------------
           INVESTMENTS
  346,385  Diversified Investors Funds Group -- Aggressive Equity
             Fund......................................................  $  4,947,106
  706,986  Diversified Investors Funds Group -- Equity Growth Fund.....    14,582,426
  721,797  Diversified Investors Funds Group -- Growth & Income Fund...    14,683,007
1,036,041  Diversified Investors Funds Group -- International Equity
             Fund......................................................    14,094,608
  443,880  Diversified Investors Funds Group -- Money Market Fund......     4,715,695
  892,199  Diversified Investors Funds Group -- Special Equity Fund....    21,044,842
1,315,610  Diversified Investors Funds Group -- Value & Income Fund....    29,469,263
                                                                         ------------
           Total Investments -- 100.02% (Cost $112,094,787)............   103,536,947
           Liabilities less other assets -- (0.02%)....................       (16,283)
                                                                         ------------
           NET ASSETS -- 100.00%.......................................  $103,520,664
                                                                         ============
           The aggregate cost of investments for federal income tax
             purposes at June 30, 2001 is $112,094,787.
           The following amount is based on cost for federal income tax purposes:
             Gross unrealized appreciation.............................  $  2,077,423
             Gross unrealized depreciation.............................   (10,635,263)
                                                                         ------------
             Net unrealized depreciation...............................  $ (8,557,840)
                                                                         ============

                       See notes to financial statements.

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

1.  ORGANIZATION

     The Diversified Investors Funds Group II (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust is composed of eighteen different series that are, in effect, separate investment funds. Five of the series are doing business as the Diversified Investors Strategic Allocation Funds and are represented herein: Short Horizon Strategic Allocation Fund ("Short Horizon"), Short Intermediate Horizon Strategic Allocation Fund ("Short Intermediate Horizon"), Intermediate Horizon Strategic Allocation Fund ("Intermediate Horizon"), Intermediate Long Horizon Strategic Allocation Fund ("Intermediate Long Horizon"), and Long Horizon Strategic Allocation Fund ("Long Horizon") (collectively, the "Funds"). The Trust established and designated the Short Horizon, the Intermediate Horizon, and the Intermediate Long Horizon as separate series on April 15, 1996. The Short Intermediate Horizon and the Long Horizon were established and designated as separate series on May 1, 1998. Each Fund seeks to achieve its investment objective by investing all of its investable assets among the Diversified Investors Funds Group (the "Funds Group"). The Funds Group is an open-end management investment company registered under the 1940 Act.

2.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

     A.  INVESTMENT VALUATION:

     The value of any Fund's investment in a corresponding fund of the Funds Group is valued at the net asset value per share of each fund determined as of the close of the New York Stock Exchange on the valuation date.

     B.  INVESTMENT INCOME:

     Income and capital gain distributions earned are recorded on the ex-dividend date.

     C.  DIVIDENDS AND DISTRIBUTIONS:

     Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from net realized capital gains will normally be declared quarterly and annually, respectively, and reinvested in additional full and fractional shares.

     D.  FEDERAL INCOME TAXES:

     Each Fund is a separate entity for federal income tax purposes and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

     E.  OPERATING EXPENSES:

     The Trust accounts separately for the assets, liabilities and operations of each Fund. Each Fund will indirectly bear its pro rata share of fees and expenses incurred by the Funds Group.

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                                  (UNAUDITED)

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     F.  OTHER:

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.  FEES AND TRANSACTIONS WITH AFFILIATES

     The Trust has entered into an Administrative Services Agreement with Diversified Investment Advisors, Inc. (the "Advisor"), an indirect, wholly-owned subsidiary of AEGON USA, Inc., under which the Advisor provides administration, transfer agency and shareholder services. For providing these services, facilities and for bearing the related expenses, the Advisor receives a monthly fee from each Fund at an annual rate equal to 0.20% of the average daily net assets of each Fund.

     Certain trustees and officers of the Trust are also directors, officers or employees of the Advisor or its affiliates. None of the trustees so affiliated receive compensation for services as trustees of the Trust. Similarly, none of the Trust's officers receive compensation from the Funds.

4.  PURCHASE AND SALES OF INVESTMENTS

     The aggregate cost of investments purchased and proceeds from the sales for the period ended June 30, 2001, were as follows:

                                                                  COST OF       PROCEEDS
                                                                 PURCHASES     FROM SALES
                                                                -----------    -----------
Short Horizon...............................................    $23,559,215    $12,361,565
Short Intermediate Horizon..................................     19,392,479     11,428,514
Intermediate Horizon........................................     71,540,325     44,172,347
Intermediate Long Horizon...................................     77,624,581     47,652,275
Long Horizon................................................     45,015,814     23,352,067

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                                  (UNAUDITED)

5.  FINANCIAL HIGHLIGHTS

     For an average share outstanding for the period/year:

                                                      NET
                                                    REALIZED                              DISTRIBUTIONS   DISTRIBUTIONS
                        NET ASSET                     AND                    DIVIDENDS      FROM NET      IN EXCESS OF      TAX
       FOR THE            VALUE,         NET       UNREALIZED   TOTAL FROM    FROM NET      REALIZED        REALIZED      RETURN
     PERIOD/YEAR       BEGINNING OF   INVESTMENT     GAINS      INVESTMENT   INVESTMENT      CAPITAL        GAINS ON        OF
        ENDED          PERIOD/YEAR      INCOME      (LOSSES)    OPERATIONS     INCOME         GAINS        INVESTMENTS    CAPITAL
     -----------       ------------   ----------   ----------   ----------   ----------   -------------   -------------   -------
SHORT HORIZON
06/30/2001(1)........     $10.70        $0.25        $   --       $ 0.25       $(0.24)       $   --          $    --      $    --
12/31/2000...........      10.56         0.59          0.13         0.72        (0.54)           --            (0.04)          --
12/31/1999...........      10.92         0.49         (0.34)        0.15        (0.47)        (0.04)              --           --
12/31/1998...........      10.70         0.44          0.24         0.68        (0.41)        (0.05)              --        (0.00)**
12/31/1997...........      10.34         0.49          0.41         0.90        (0.52)        (0.02)              --           --
12/31/1996(2)........      10.00         0.18          0.36         0.54        (0.18)        (0.01)           (0.00)**     (0.01)
SHORT INTERMEDIATE HORIZON
06/30/2001(1)........       9.74         0.18         (0.19)       (0.01)       (0.18)           --               --           --
12/31/2000...........      10.25         0.51         (0.32)        0.19        (0.40)        (0.18)           (0.11)       (0.01)
12/31/1999...........      10.04         0.61          0.15         0.76        (0.47)        (0.08)              --           --
12/31/1998(3)........      10.00         0.46         (0.09)        0.37        (0.27)        (0.06)              --        (0.00)**
INTERMEDIATE HORIZON
06/30/2001(1)........      11.52         0.16         (0.36)       (0.20)       (0.15)           --               --           --
12/31/2000...........      12.64         0.41         (0.53)       (0.12)       (0.43)        (0.49)           (0.08)       (0.00)**
12/31/1999...........      11.83         0.57          0.96         1.53        (0.49)        (0.23)              --           --
12/31/1998...........      10.98         0.34          1.00         1.34        (0.35)        (0.14)              --        (0.00)**
12/31/1997...........      10.32         0.48          0.99         1.47        (0.72)        (0.08)              --        (0.01)
12/31/1996(2)........      10.00         0.13          0.42         0.55        (0.13)        (0.10)              --           --
INTERMEDIATE LONG HORIZON
06/30/2001(1)........      12.05         0.11         (0.59)       (0.48)       (0.11)           --               --           --
12/31/2000...........      13.60         0.32         (0.80)       (0.48)       (0.34)        (0.66)           (0.07)       (0.00)**
12/31/1999...........      12.32         0.51          1.80         2.31        (0.46)        (0.57)              --           --
12/31/1998...........      11.32         0.28          1.29         1.57        (0.39)        (0.18)              --        (0.00)**
12/31/1997...........      10.30         0.41          1.53         1.94        (0.80)        (0.11)              --        (0.01)
12/31/1996(2)........      10.00         0.09          0.47         0.56        (0.09)        (0.17)              --           --
LONG HORIZON
06/30/2001(1)........      11.08         0.02         (0.78)       (0.76)       (0.02)           --               --           --
12/31/2000...........      12.32         0.15         (1.04)       (0.89)       (0.14)        (0.21)           (0.00)**     (0.00)**
12/31/1999...........      10.08         0.39          2.34         2.73        (0.27)        (0.22)              --           --
12/31/1998(3)........      10.00         0.21          0.16         0.37        (0.12)        (0.17)              --        (0.00)**

---------------

(1)  Unaudited
(2)  Commencement of Operations, April 15, 1996.
(3)  Commencement of Operations, May 1, 1998.
  *  Annualized
 **  Less than one penny per share.

                                          RATIOS TO AVERAGE NET ASSETS
    TOTAL                                 -----------------------------
  DIVIDENDS       NET ASSET                                   NET         PORTFOLIO
     AND          VALUE, END     TOTAL                     INVESTMENT     TURNOVER       NET ASSETS,
DISTRIBUTIONS   OF PERIOD/YEAR   RETURN     EXPENSES         INCOME         RATE      END OF PERIOD/YEAR
-------------   --------------   ------   ------------   --------------   ---------   ------------------
   $(0.24)          $10.71        2.34%       0.20%*           4.61%*         28%        $ 49,426,234
    (0.58)           10.70        6.97        0.20             5.58          131           38,301,449
    (0.51)           10.56        1.45        0.20             4.48           41           16,574,749
    (0.46)           10.92        6.37        0.20             4.00          113           13,019,430
    (0.54)           10.70        8.69        0.20             4.49          348            6,015,072
    (0.20)           10.34        7.74*       0.20*           11.60*         466              742,127

    (0.18)            9.55       (0.08)       0.20*            3.82*          30           41,144,293
    (0.70)            9.74        1.88        0.20             5.03          208           33,902,100
    (0.55)           10.25        7.70        0.20             5.91          119            9,703,880
    (0.33)           10.04        3.73*       0.20*            6.94*         260            3,657,312

    (0.15)           11.17       (1.69)       0.20*            2.76*          26          180,985,895
    (1.00)           11.52       (0.86)       0.20             3.30          129          158,753,692
    (0.72)           12.64       13.14        0.20             4.59           56           94,988,890
    (0.49)           11.83       12.27        0.20             2.97          124           57,365,875
    (0.81)           10.98       14.29        0.20             4.26          322           24,664,668
    (0.23)           10.32        7.94*       0.20*            7.88*         469            2,820,072

    (0.11)           11.46       (3.98)       0.20*            1.90*          22          223,830,550
    (1.07)           12.05       (3.43)       0.20             2.40          121          204,228,309
    (1.03)           13.60       19.06        0.20             3.90          107          127,900,157
    (0.57)           12.32       14.02        0.20             2.33          135           62,688,689
    (0.92)           11.32       18.95        0.20             3.55          336           25,866,529
    (0.26)           10.30        8.02*       0.20*            2.03*         418            2,173,362

    (0.02)           10.30       (6.84)       0.20*            0.43*          25          103,520,664
    (0.35)           11.08       (7.27)       0.20             1.26          112           88,182,339
    (0.49)           12.32       27.41        0.20             3.49          108           37,930,335
    (0.29)           10.08        3.81*       0.20*            3.35*         276           10,672,299

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                                  (UNAUDITED)

6.  INVESTMENTS IN AFFILIATES

     The market value of investments in affiliates (as defined in the Investment Company Act of 1940, "Affiliated Companies" are those in which the Trust is under common control with an affiliated entity) at June 30, 2001 totaled $49,434,061, $41,150,813, $181,014,635, $223,866,087, and $103,536,947, for
Short Horizon, Short Intermediate Horizon, Intermediate Horizon, Intermediate Long Horizon and Long Horizon, respectively.

     Affiliates and the gain/(loss) from sales of affiliates are as follows:

                                          BEGINNING    SHARES      SHARES      ENDING      PURCHASE        SALE       GAIN (LOSS)
                                           SHARES     PURCHASED     SOLD       SHARES        COST          COST        ON SALES
                                          ---------   ---------   ---------   ---------   -----------   -----------   -----------
SHORT HORIZON
-------------
INVESTMENTS:
Diversified Investors Funds
  Group -- Core Bond Fund...............   913,293     286,868            1   1,200,160   $ 3,574,630   $         1    $      (1)
Diversified Investors Funds
  Group -- High Quality Bond Fund.......   645,999     203,445           --     849,444     2,366,848            --           --
Diversified Investors Funds
  Group -- High Yield Bond Fund.........   392,357     145,347            3     537,701     1,357,437            42          (42)
Diversified Investors Funds
  Group -- Intermediate Government Bond
  Fund..................................   674,949     216,226           --     891,175     2,408,063            --           --
Diversified Investors Funds
  Group -- Money Market Fund............   442,886    1,211,918   1,143,055     511,749    12,917,501    12,190,982       (8,535)
Diversified Investors Funds
  Group -- Value & Income Fund..........   175,626      42,046        7,828     209,844       934,736       170,512        8,606
                                                                                          -----------   -----------    ---------
                                                                                          $23,559,215   $12,361,537    $      28
                                                                                          ===========   ===========    =========

SHORT INTERMEDIATE HORIZON
--------------------------
INVESTMENTS:
Diversified Investors Funds
  Group -- Aggressive Equity Fund.......    31,410      29,872        7,965      53,317   $   439,626   $   183,855    $ (57,656)
Diversified Investors Funds
  Group -- Core Bond Fund...............   940,547     224,567           --   1,165,114     2,788,755            --           --
Diversified Investors Funds
  Group -- Equity Growth Fund...........    48,964      31,937        6,223      74,678       683,726       188,625      (44,928)
Diversified Investors Funds
  Group -- Growth & Income Fund.........    61,279      40,410        6,506      95,183       854,947       191,321      (43,902)
Diversified Investors Funds
  Group -- High Quality Bond Fund.......   420,550      99,057           --     519,607     1,151,498            --           --
Diversified Investors Funds
  Group -- High Yield Bond Fund.........   519,513     148,849          822     667,540     1,369,802         8,247         (325)
Diversified Investors Funds
  Group -- Intermediate Government Bond
  Fund..................................   148,948      36,009           --     184,957       400,515            --           --
Diversified Investors Funds
  Group -- International Equity Fund....    81,020      29,637          674     109,983       430,903        14,200       (4,207)
Diversified Investors Funds
  Group -- Money Market Fund............   146,445     960,224    1,011,703      94,966    10,225,993    10,779,016       (6,030)
Diversified Investors Funds
  Group -- Special Equity Fund..........    85,458      27,713        8,413     104,758       591,656       219,692      (26,233)
Diversified Investors Funds
  Group -- Value & Income Fund..........   139,526      20,623        1,200     158,949       455,058        25,419        1,420
                                                                                          -----------   -----------    ---------
                                                                                          $19,392,479   $11,610,375    $(181,861)
                                                                                          ===========   ===========    =========

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                                  (UNAUDITED)

6.  INVESTMENTS IN AFFILIATES (CONTINUED)

                                           BEGINNING    SHARES      SHARES      ENDING      PURCHASE        SALE       GAIN(LOSS)
                                            SHARES     PURCHASED     SOLD       SHARES        COST          COST        ON SALES
                                           ---------   ---------   ---------   ---------   -----------   -----------   ----------
INTERMEDIATE HORIZON
--------------------
INVESTMENTS:
Diversified Investors Funds
  Group -- Aggressive Equity Fund........   222,572     177,238       32,833     366,977   $ 2,581,266   $   393,419    $124,050
Diversified Investors Funds Group -- Core
  Bond Fund..............................  3,173,674    548,795       47,854   3,674,615     6,849,192       600,623       3,298
Diversified Investors Funds
  Group -- Equity Growth Fund............   404,786     213,775       18,038     600,523     4,473,218       333,950     107,218
Diversified Investors Funds
  Group -- Growth & Income Fund..........   463,172     250,265       15,971     697,466     5,211,980       290,847      92,477
Diversified Investors Funds Group -- High
  Quality Bond Fund......................  1,313,227    230,233       14,046   1,529,414     2,684,407       159,991       4,350
Diversified Investors Funds Group -- High
  Yield Bond Fund........................  1,636,119    447,044       83,665   1,999,498     4,115,545       979,083    (168,505)
Diversified Investors Funds
  Group -- Intermediate Government Bond
  Fund...................................   703,631     126,335        7,391     822,575     1,408,874        81,153       1,773
Diversified Investors Funds
  Group -- International Equity Fund.....   669,795     249,497            8     919,284     3,589,914           102        (102)
Diversified Investors Funds
  Group -- Money Market Fund.............   609,883    3,262,761   3,735,315     137,329    34,751,880    39,791,775      11,588
Diversified Investors Funds
  Group -- Special Equity Fund...........   672,838     145,148       32,511     785,475     3,090,065       549,330     194,883
Diversified Investors Funds
  Group -- Value & Income Fund...........  1,098,534    124,688       27,762   1,195,460     2,783,984       548,315      72,729
                                                                                           -----------   -----------    --------
                                                                                           $71,540,325   $43,728,588    $443,759
                                                                                           ===========   ===========    ========
INTERMEDIATE LONG HORIZON
-------------------------
INVESTMENTS:
Diversified Investors Funds
  Group -- Aggressive Equity Fund........   388,958     240,943       37,136     592,765   $ 3,625,901   $   544,297    $ 24,260
Diversified Investors Funds Group -- Core
  Bond Fund..............................  1,996,627    332,149      131,173   2,197,603     4,153,585     1,628,243       8,954
Diversified Investors Funds
  Group -- Equity Growth Fund............   757,916     291,976            4   1,049,888     6,328,210            69         (69)
Diversified Investors Funds
  Group -- Growth & Income Fund..........   834,716     339,726           --   1,174,442     7,297,445            --          --
Diversified Investors Funds Group -- High
  Quality Bond Fund......................   838,537     120,365       31,247     927,655     1,410,561       357,152       6,449
Diversified Investors Funds Group -- High
  Yield Bond Fund........................  1,715,531    344,638       72,486   1,987,683     3,182,573       845,905    (147,520)
Diversified Investors Funds
  Group -- Intermediate Government Bond
  Fund...................................   922,228     134,363       32,436   1,024,155     1,503,249       357,439       4,425
Diversified Investors Funds
  Group -- International Equity Fund.....  1,254,115    324,022           14   1,578,123     4,703,403           190        (190)
Diversified Investors Funds
  Group -- Money Market Fund.............   528,335    3,677,689   3,890,913     315,111    39,180,219    41,460,812       7,854
Diversified Investors Funds
  Group -- Special Equity Fund...........  1,234,616    131,544        7,592   1,358,568     2,826,358       159,963      17,537
Diversified Investors Funds
  Group -- Value & Income Fund...........  2,015,742    149,631      105,858   2,059,515     3,413,077     2,275,903     100,602
                                                                                           -----------   -----------    --------
                                                                                           $77,624,581   $47,629,973    $ 22,302
                                                                                           ===========   ===========    ========

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                                  (UNAUDITED)

6.  INVESTMENTS IN AFFILIATES (CONTINUED)

                                           BEGINNING    SHARES      SHARES      ENDING      PURCHASE        SALE       GAIN(LOSS)
                                            SHARES     PURCHASED     SOLD       SHARES        COST          COST        ON SALES
                                           ---------   ---------   ---------   ---------   -----------   -----------   ----------
LONG HORIZON
------------
INVESTMENTS:
Diversified Investors Funds
  Group -- Aggressive Equity Fund........    243,819     102,566          --     346,385   $ 1,458,263   $        --    $     --
Diversified Investors Funds
  Group -- Equity Growth Fund............    502,225     204,763           2     706,986     4,405,079            56         (56)
Diversified Investors Funds
  Group -- Growth & Income Fund..........    516,830     204,967          --     721,797     4,346,650            --          --
Diversified Investors Funds
  Group -- International Equity Fund.....    797,066     238,983           8   1,036,041     3,542,103           121        (121)
Diversified Investors Funds
  Group -- Money Market Fund.............    262,120   2,285,787   2,104,027     443,880    24,367,905    22,431,545       6,741
Diversified Investors Funds
  Group -- Special Equity Fund...........    798,905     112,572      19,278     892,199     2,408,170       398,977      38,128
Diversified Investors Funds
  Group -- Value & Income Fund...........  1,141,327     196,464      22,181   1,315,610     4,487,644       436,183      40,493
                                                                                           -----------   -----------    --------
                                                                                           $45,015,814   $23,266,882    $ 85,185
                                                                                           ===========   ===========    ========

                      (This page intentionally left blank)

                              SECOND QUARTER 2001

                               ECONOMIC OVERVIEW

     In the second quarter of 2001, the released economic data was generally mixed, but, overall continued to suggest an ongoing slowdown. On the bright side, the stock market, as measured by the S&P 500 Index, reversed its downward trend and returned 5.9% after declining 11.9% in the first quarter. Bonds on the other hand, underperformed stocks as the Lehman Brothers Aggregate Bond Index managed a modest return of 0.6% for the quarter.

     The Federal Reserve Board, in its attempt to fight off a recession, continued to add the much needed stimulus by lowering the Fed Funds Rate three times in the quarter for a total of six times in as many months, bringing the rate to 3.75% from 6.50% in January. However, as stated above, it appears as though the much-awaited economic turnaround will not be imminent with the current state of the economy leaving much to be desired. The only area depicting ongoing strength has been the housing sector, which is up approximately 9% from last year's level. In addition, building permits and home mortgage applications rose, which bodes well for the next quarter or two. In fact, it can be argued that if it were not for the strength of this sector the U.S. economy would be in a recession.

     The manufacturing sector continued to feel the immediate impact of the economic slowdown not only in the U.S., but also from the international economies. This, coupled with the strength of the dollar, is hampering the U.S. exporters. Industrial production has decreased for nearly three consecutive quarters, which is the longest uninterrupted drop in nearly forty years, and the declines are likely for at least a few more months. This has caused industrial capacity utilization rates to significantly drop to the lowest level in eighteen years, falling to 76%, below the level of the 1990-91 recession. Technology production continued to drop and is down at an annual rate of 18% during the past 6 months, its worst performance in nearly twenty-six years.

     Inflationary measures remained quiescent as both the Consumer Price Index
(CPI) and Producer Price Index (PPI) declined in the quarter. Although these measures are lagging indicators, the outlook for inflation is subdued based on falling capacity utilization, rising unemployment, weak growth and decelerating energy prices.

                               FINANCIAL MARKETS

     The shape of the yield curve steepened during the quarter as interest rates declined on the short-end of the curve due to the Fed rate reductions, while rates rose on the long-end. As a result, bond portfolios with a relatively shorter duration performed better than those with a relatively longer duration. For example, the Lehman Brothers Intermediate Gov't/Corp. Bond Index returned 4.1% versus the Lehman Brothers Long Gov't/Corp. Bond Index which returned 2.1%. In the credit sector, returns improved moving down the quality distribution within investment grade securities, as Baa rated bonds performed the best with a 1.4% return, while the higher quality AAA rated bonds lagged with a 0.4% return for the quarter. This also followed suit among the non-investment grade securities as the CSFB Global High Yield Index gained 4.3% for the quarter.

     After going through a rather severe sell-off the last few quarters, the stock market, as measured by the S&P 500, reversed its trend and gained 5.9% for the quarter. This rally can largely be attributable to a technical advance, as stocks in general were at significantly oversold levels; particularly the technology stocks that have been hit the hardest since the third quarter of 2000.

     In addition, the market's return was aided by the belief that with the Fed aggressively lowering rates coupled with tax rebate checks in the mail, an economic rebound was likely for the second half of the year. As a result, stocks with greater sensitivity to an accelerating economy performed very well. From a fundamental perspective, the market didn't appear to be more attractive than past quarters. Uncertainty regarding corporate profits continued to weigh on the market, as numerous companies warned about current and future earnings.

     For the first time in five quarters, growth stocks, as measured by the Russell 1000 Growth Index, exceeded the return of value stocks, as measured by the Russell 1000 Value Index, with returns of 8.4% and 4.9%, respectively. Small cap stocks performed the best with a return of 14.4%. Market breadth was fairly strong as eight of the eleven broad sectors of the S&P 500 Index posted positive results. Technology and capital goods sectors performed the best, as both returned 12.2% for the quarter. The basic industry and finance sectors also fared well with returns of 10.2% and 7.7%, respectively. Two sectors that posted losses for the quarter were the defensive sectors such as utility and healthcare, which were down 5.7% and 1.1%, respectively.

     However, the rally in the U.S. market did not carry over to the foreign bourses, as the MSCI World Ex-US Index declined 0.6% for the quarter. Improved market sentiment early in the second quarter gave way to selling that plagued international markets for the remainder of a very volatile period. In general, technology and telecommunications companies were the hardest hit following negative earnings pre-announcements from high profile U.S. and European companies. Stocks with more predictable earnings patterns, particularly food, energy, utility and beverage performed the best. After a difficult first quarter, software stocks did well on better than expected global business demand. Despite investors' risk aversion, emerging markets rebounded very well, outperforming the developed markets.

                                    OUTLOOK

     Going forward, we believe that the economic growth will be flat to slightly positive for the second and third quarters with GDP growth for the year totaling approximately 2%. Although we are looking for the economy to begin picking up in the fourth quarter, economic risks are to the downside. More Fed easing is, in our view, certainly coming and possibly more than the markets expect. The Fed will do everything it can to facilitate a recovery and not start to block the recovery once it arrives.

     With this in mind, we are of the belief that the corporate profit picture will not improve until the first quarter of 2002. So far, the second quarter earnings are down approximately 20% and we believe that the third quarter earnings will be down approximately 15%. As a result, stocks will likely remain vulnerable to bad news and remain volatile until later this year.

                             MONEY MARKET PORTFOLIO

     During the second quarter, the investment environment continued to reflect uncertainties over the near-term direction of the U.S. economy. The performance of the equity markets reflected the shifting conviction on the part of investors as to whether the U.S. economy will pull out of its malaise in the second half of 2001. Softness in the U.S. economy (rising unemployment, eight months of decline in the manufacturing sector) continues despite the Federal Reserve Board's lowering its federal-funds interest rate target by an additional 1.25% in three steps during the second quarter after its three first quarter moves.

     As in the first quarter, money market rates dropped significantly during the second quarter dovetailing with the FOMC's interest rate cuts. Presently, the market is pricing in an additional Fed monetary easing of perhaps 25 basis points at the Fed's August 23 meeting. This view has left near-term money market yields, which track the existing federal-funds rate, slightly above money market yields several months forward. Continued weak economic numbers support the idea that additional Fed easing is necessary. Inflation remains subdued. While the decline in manufacturing and scaling back of capital spending by U.S. companies has been well chronicled, many view the Fed's cumulative 2.75% easing as sufficient medicine that will get the U.S. economy back on its strong growth track. However, arguably, the Fed's moves have not substantially eased monetary conditions for several reasons.

     The housing sector typically is among the first to respond to monetary easing, but since this sector had not been depressed, there has been little or no kick provided by residential housing expenditures. In addition, the equity markets, as reflected by the Wilshire 5000 index, are in negative return territory since the beginning of the year (when the Fed began its easing course). Clearly, the conventional wisdom is that the an accommodative Fed is very friendly to stock market investors, yet this has not followed suit so far in 2001. Lastly, the U.S. dollar's appreciation vis-a-vis other currencies (up 5% this year on a trade-weighted basis) means U.S. exporters are not seeing any benefit from monetary easing, as is normally the case, in terms of trade competitiveness. Thus, we believe some of the traditional mechanisms through which the U.S. economy benefits from a loosening in monetary policy are not being enjoyed to their usual extent, if at all. The Fed, therefore, may be forced to undertake further aggressive easing moves should the lagged effects of the Fed's moves to date not become evident in the third quarter.

     In sum, we look for further interest rate cuts in this cycle. The average maturity of the Money Market Portfolio was shortened in the second quarter, largely reflective of a callable U.S. agency security having been called near quarter end. Going forward, we will likely look to selectively increase the portfolio's average maturity to benefit from locking in attractive long yields if the Fed is more aggressive in easing (as we believe) than the market anticipates. We think such a strategy best positions the portfolio in the current environment.

     The Treasury yield curve steepened significantly in the second quarter. The short end of the Treasury market, as represented by the three-month T-bill, saw rates drop substantially while long rates (two years and longer) all rose. The three-month T-bill yield dropped 64 basis points (one basis point is 1/100 of a percentage point) from 4.28% at the end of the first quarter to 3.64% at quarter end. The long bond's yield increased 30 basis points during the quarter moving from 5.45% at 3/31/01 to 5.75% at June 30.

     Going forward, the average maturity of the portfolio will be adjusted selectively to capitalize on opportunities where the portfolio will be rewarded for duration extension. Presently, the yield curve in the money market slopes downward through the six-month area before beginning an upward slope. The average maturity of the portfolio at quarter end is 51.8 days, slightly shorter than the 56.3 days on 3/31/01.

     The portfolio continues to be invested in high quality short-term instruments, principally commercial paper. Our investment strategy is to emphasize purchases of 30-90 day maturities to provide flexibility to respond to any changes in the marketplace without sacrificing current income.

                               HIGH QUALITY BOND

     The steepening yield curve created opportunities to enhance yield by extending maturities. The most striking trade was the sale of Beneficial Corporation and the purchase of Household Finance Corporation resulting in a yield pickup of 133 basis points. The net result of our trading activities was to increase the allocation to the asset backed sector (+5%), increase the allocation to the mortgage sector (+1%) and reduce the allocation to the domestic corporate sector (-2%). We lengthened the duration of the portfolio to
1.79 years due to the attractiveness of the yield curve in the 2 to 5 year maturity areas. Thus, the portfolio is approximately 10% longer than the duration of the index at quarter end. We believe that the portfolio is well positioned and we will continue to look for relative value opportunities.

                          INTERMEDIATE GOVERNMENT BOND

     The US economy entered the second half of the year on the cusp of recession, but not weak enough to officially be in one. A very aggressive six easing steps in as many months by the Fed, plus the prospects of tax rebate checks and a relaxation of tight energy supplies look to be enough to avoid a more severe downturn. Consumer buying remains strong and corporations are quickly adjusting to the new environment. The biggest drag on a rebound is worsening conditions in overseas economies. Combined with dollar strength, the global slowdown is being painfully felt by US exporters.

     We continue to hold to our view that timely policy actions by the Fed and Congress averted a more serious downturn, and we will see a gradual improvement appearing in the autumn. The Fed has perhaps one final easing step remaining in the cycle, probably in August. Intermediate term interest rates have drifted up recently, to where we have begun to add bond exposure where we see the best values: 6-10 year maturities, with additional yield rewarding exposure to Government Agency securities.

                                   CORE BOND

     For most of the second quarter, the portfolio maintained its long duration strategy. This was manifested by having an overweight to 10 and 30 year maturities. The shape of the yield curve during the quarter steepened, with shorter maturities declining in yield and longer maturities actually increasing in yield. An overweight to the longer maturity sector relative to the benchmark hurt the portfolio's performance.

     In the credit sector, a higher quality orientation in the portfolio compared to the index had a negative impact on performance, as returns improved moving down the quality distribution within the investment grade securities. In addition, a small allocation to the high yield market further dampened performance, as high yield lagged its investment grade counterpart by approximately 200 basis points. On the positive side, the portfolio benefited significantly from an overweight to corporates, as these securities were the strongest performing sector for the quarter.

                                HIGH YIELD BOND

     The high yield market posted mixed results in the second quarter, with May in positive territory, while the other two months posted negative results. Spreads narrowed another 38 basis points during the quarter with yield to worst declining to 13.1%. Conservative high yield bonds, such as BB and cash pay, were the top performers for the quarter. For an industry perspective, food and tobacco issues and consumer durables were the top performing segments, while media, telecom, technology and consumer non-durables were the weakest performing segments. Also noteworthy for the quarter, is the exceptionally strong performance of bankrupt/distressed bonds of non-telecom credits, which generated double digit returns.

     Concern continued with the market volatility and expects this condition to persist until there is earnings visibility for companies and the overall economy. The portfolio yield to worst, at 10.6%, remained conservative relative to the index. Sectors the portfolio invested in, such as cable, gambling, energy and utilities, were less sensitive to economic cycles. Cyclical securities remained underweight in the portfolio as the economic slowdown is expected to continue till later in 2001.

                                    BALANCED

     For most of the second quarter, we were continuing with our long duration strategy. This was manifested by having an overweight to 10 and 30 year maturities. The shape of the yield curve steepened, with shorter maturities declining in yield and longer maturities increasing in yield. With the portfolio having more securities in the longer maturity area relative to the benchmark, this led to some underperformance. In the credit sector, we maintained a higher quality orientation compared to the index. With the current 2% position in emerging market debt, we continue to monitor the situation closely.

     On the equity portion of the portfolio, the best performing sectors were the capital goods, technology and basic materials sectors. The poorest performing sectors were the utilities, consumer cyclicals, and health care sectors. As in the 1st quarter, the portfolio's underperformance occurred in the 1st month of the quarter when the Fed's surprise rate cut caused investors to favor stocks with poor earnings momentum, negative price momentum, negative outlooks by equity analysts and inconsistent earnings growth. Underperformance was attributable to the sector selection. Poor sector selection by our quantitative model was partially offset by our model's effective security selection, particularly within the technology and health care sectors.

                                 VALUE & INCOME

     The US market rallied on renewed hopes for an economic recovery, with the S&P 500 rising 5.9%. For the first quarter since the Internet bubble burst in March 2000, growth stocks led the market. The US economy is still weak and foreign economies, particularly Europe and Japan, are also slowing. The US is not officially in an economic recession, but there is most definitely a profits recession, with one company after another warning about current or future earnings. On the positive side, Fed policy continues to be stimulative and a tax cut is in progress, and later this year the economy should revive. Investments in railroads, food companies, energy companies, electric utilities and auto parts companies contributed to performance. Despite a modest reversal in the last quarter, the value recovery over the past 16 months has been extraordinary.

                                GROWTH & INCOME

     Economic data throughout the second quarter was mixed, pointing to ongoing slowdowns. Excess capacity persists on the manufacturing side, particularly in the technology area. In its ongoing effort to boost the sluggish U.S. economy, the Fed cut interest rates three times during the quarter, which, when combined with the three reductions in the first quarter, led to one of the most aggressive series of cuts in Fed history. Led by growth throughout the capitalization spectrum, stocks rallied during the quarter in response to the rate cuts. The portfolio outperformed the S&P 500 benchmark for the quarter, benefiting from its high-earnings growth rate bias. Strong stock selection in capital goods, entertainment and pharmaceuticals aided performance, while overweighting natural gas pipelines and HMOs hindered results. A less than index exposure to smaller stocks also slightly hurt performance, as small cap stocks led their large cap counterparts for the quarter.

                                 EQUITY GROWTH

     Challenges continued to abound for growth-oriented equity investors during the second calendar quarter of 2001 -- including high levels of market volatility, persistent concerns over corporate profits, mixed economic news and a Federal Reserve aggressively lowering rates. However, after experiencing significant selling pressure in the beginning of the year, equities exhibited a dramatic rebound from their lows in April. The rally, for the most part, was driven by the belief that with the Fed aggressively lowering rates, an economic rebound was likely for the second half of 2001. Stocks with greater sensitivity to an accelerating economy performed better than those that have been traditionally more defensive. For the first time in five quarters, large cap growth stocks had a positive return for the quarter (as measured by the Russell 1000 Growth Index).

                                 MID-CAP VALUE

     The Mid-Cap portfolio in the second quarter benefited from its exposure to the consumer sector which held up well despite a slowing industrial economy. The top contributors were Auto Nation and Circuit City CarMax. A new purchase during the second quarter was IKON Solutions. IKON is the largest independent distributor of office equipment, primarily copiers, in the U.S. During the quarter, we trimmed some of our exposure to the natural gas related stocks such as Alberta Energy and Burlington Resources, as the price of natural gas declined 38%. While the near term fundamentals have turned negative in the natural gas sector, the coal markets seem to be very strong after a twenty-year downturn. Unfortunately, the market does not differentiate sectors within energy, and our three coal holdings, Massey Energy, Arch Coal, and Consol Energy, have suffered with the decline in natural gas stocks.

     After six decreases in interest rates by the Federal Reserve, we do not believe the economy is going to enter a severe recession. Therefore, we continue to find values in the consumer cyclicals sector.

                                 MID-CAP GROWTH

     In sharp contrast with the year's first quarter, the second quarter saw every one of Russell's indexes post a positive return, with the Russell Midcap Growth style near the top of the chart with a 1 year return of 16.2%. After several quarters of value dominance, growth finally outperformed value, and small and midcap stocks continued to outshine their large cap brethren. We remain underweight in most areas of technology, with the exception of software. Health care, pharmaceutical and biotechnology stocks performed well within the broad market. Energy stocks fell in the Index.

     While we would like to be more upbeat, at this juncture we see few concrete signs of a meaningful uptrend. The earnings outlook for many firms is still cloudy, and according to consensus estimates, there will be little help from the technology sector in particular, as it appears likely that the news from the tech sector will remain very negative in the near term. Our outlook therefore remains cautious, and our large underweight in technology reflects this conservatism.

                                 SPECIAL EQUITY

     As is historically the case in weakening economies, the stocks of small companies continued to outdistance those of large companies with a performance gap of 850 basis points. Once the brunt of a slowdown is felt, investors show a willingness to assume more risk, and begin to focus on the higher growth potential of smaller companies. The Russell 2000 Growth Index outpaced its value counterpart by 350 basis points in the second quarter. On an alarming note, more than two-thirds of the 50 major contributors to the Russell 2000's stellar performance were stocks of companies that experienced negative earnings.

     During the second quarter, the portfolio's outperformance relative to the Russell 2000 Index was primarily driven by sector allocations. The portfolio's overweight to the top-performing technology sector and underweight to the relatively weak performing utilities sector benefited performance significantly. On the negative side, weak stock selection in the healthcare sector offset the majority of the gains from sector allocations.

                               AGGRESSIVE EQUITY

     The equity markets had a modest rebound during the second quarter. We are encouraged by the market performance and believe the balance of the year could show continued positive returns as the pace of economic growth across the globe is beginning to show signs of improvement. Reported earnings were good across all sectors, with the exception of technology. We saw a substantial rebound in our holdings, including Qlogic, Polycom, and Flextronics. Our overweight of Industrials and Healthcare had a positive contribution. Earnings disappointments led us to sell numerous stocks that no longer met our discipline and we scaled back profitable positions. We initiated new positions in Sabre Group, Peoplesoft, and Fleming Companies. These companies should continue to deliver earnings acceleration above expectations and had a positive impact on the total return.

     Our models continue to lead us toward the smaller capitalized issues, which continue to demonstrate the best potential for future growth. We believe an accommodative Fed, tax relief, and a reduction in the price of oil will continue to provide a favorable environment for the equity markets over the balance of the year.

                              INTERNATIONAL EQUITY

     Improved market sentiment early in the 2nd quarter gave way to selling that plagued markets for the remainder of a very volatile period. In general, technology and telecommunications companies took the brunt of the sell-off following negative earnings pre-announcements from high-profile U.S. and European companies.

     Companies with more predictable earnings streams, particularly in the food and beverages, energy services, utilities, and other cyclical areas, outperformed. After a difficult 1st quarter, software companies also did well on better-than-expected global business demand. Despite investors' risk aversion, the emerging markets outpaced the developed markets. Although Telecommunication Services stocks had a very mixed quarter, good stock selection in both diversified and wireless aided the portfolio's performance. Stock selection in Financials, particularly banks, was also additive, with ANZ Group Holdings (0.6%) up 32%, Westpac Banking Corp. (0.3%) up 19%, and Halifax (0.7%) up 13%. Our stock selection in France helped performance. Stock selection in Materials also added to performance: BHP Billiton, WMC and Alcan Aluminum were up between 16% to 24%. Our overweighting and stock selection in Information Technology hurt relative performance.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 JUNE 30, 2001
                                  (UNAUDITED)

                                                                INTERMEDIATE
                                     MONEY           HIGH        GOVERNMENT         CORE                          VALUE &
                                     MARKET      QUALITY BOND       BOND            BOND          BALANCED         INCOME
                                  ------------   ------------   ------------   --------------   ------------   --------------
ASSETS:
Securities, at cost.............  $624,145,681   $259,510,756   $268,527,920   $1,016,446,747   $613,363,281   $1,446,859,286
                                  ============   ============   ============   ==============   ============   ==============
Securities, at market...........  $624,145,681   $262,864,948   $270,483,768   $1,016,659,027   $603,141,793   $1,635,027,378
Repurchase agreements, at
  value.........................           641      9,098,294         73,927       23,218,371      4,396,321       43,250,446
Cash............................        91,982             --             --               --             --               --
Foreign currency holdings, at
  value (Cost $166,243).........            --             --             --               --             --               --
Receivable for securities
  sold..........................            --         23,638             --       50,743,364     26,856,822        2,230,734
Unrealized appreciation on
  foreign currency forward
  contracts.....................            --             --             --          190,240         64,492               --
Interest receivable.............     1,493,551      2,904,725      2,573,866        8,654,665      2,437,907           11,123
Dividends receivable............            --             --             --               --        292,600        2,767,026
Receivable from custodian.......            --             --             --               --             --               --
Receivable from securities
  lending.......................            --             --             --           98,163            103               --
                                  ------------   ------------   ------------   --------------   ------------   --------------
        Total assets............   625,731,855    274,891,605    273,131,561    1,099,563,830    637,190,038    1,683,286,707
                                  ------------   ------------   ------------   --------------   ------------   --------------
LIABILITIES:
Due to custodian................            --        137,701        136,331           78,173          9,176           35,837
Deposit for securities loaned...            --             --     35,287,500      138,777,568     47,440,374       70,146,673
Payable for securities
  purchased.....................            --      6,098,934            338      246,274,581     77,528,905        3,257,801
Unrealized depreciation on
  foreign currency forward
  contracts.....................            --             --             --               --             --               --
Investment advisory fees........       127,400         75,449         65,858          198,055        172,549          580,380
Accrued expenses................        81,230         20,756         14,505          114,120        130,687           22,476
                                  ------------   ------------   ------------   --------------   ------------   --------------
        Total liabilities.......       208,630      6,332,840     35,504,532      385,442,497    125,281,691       74,043,167
                                  ------------   ------------   ------------   --------------   ------------   --------------
        NET ASSETS..............  $625,523,225   $268,558,765   $237,627,029   $  714,121,333   $511,908,347   $1,609,243,540
                                  ============   ============   ============   ==============   ============   ==============
NET ASSETS CONSIST OF:
Paid-in capital.................  $625,523,225   $265,204,573   $235,671,181   $  713,751,697   $522,078,306   $1,421,075,448
Net unrealized appreciation
  (depreciation) on
  securities....................            --      3,354,192      1,955,848          212,280    (10,221,488)     188,168,092
Net unrealized appreciation
  (depreciation) on translation
  of assets and liabilities in
  foreign currencies............            --             --             --          157,356         51,529               --
                                  ------------   ------------   ------------   --------------   ------------   --------------
        NET ASSETS..............  $625,523,225   $268,558,765   $237,627,029   $  714,121,333   $511,908,347   $1,609,243,540
                                  ============   ============   ============   ==============   ============   ==============

---------------
(1) Commencement of Operations, April 27, 2001.

                       See notes to financial statements.

        GROWTH &          EQUITY        MID-CAP      MID-CAP        SPECIAL        AGGRESSIVE     HIGH YIELD    INTERNATIONAL
         INCOME           GROWTH       VALUE (1)    GROWTH (1)       EQUITY          EQUITY          BOND          EQUITY
     --------------   --------------   ----------   ----------   --------------   ------------   ------------   -------------
     $1,036,072,700   $1,407,746,607   $4,746,016   $4,971,947   $1,193,217,696   $454,256,629   $150,898,311   $726,893,964
     ==============   ==============   ==========   ==========   ==============   ============   ============   ============
     $1,054,319,792   $1,297,738,740   $4,817,859   $4,898,392   $1,461,349,347   $494,313,684   $142,805,155   $685,874,984
         39,960,665       41,515,091      285,328        5,686       86,939,551      4,577,210     18,117,506     59,937,710
              4,156               --           --           --               --             --             --             --
                 --               --           --           --               --             --             --        164,931
         10,791,237        9,791,917       39,389       81,331        4,811,192             --        216,342        798,845
                 --               --           --           --               --             --             --        496,510
             13,373           17,872           24           --           32,471         15,262      3,884,373         51,372
            692,315          451,650        5,629        1,020          991,773         56,400             --      1,394,215
                 --               --       13,438       13,433               --             --             --             --
             75,367           16,616           --           --           63,554          6,000             --         54,756
     --------------   --------------   ----------   ----------   --------------   ------------   ------------   ------------
      1,105,856,905    1,349,531,886    5,161,667    4,999,862    1,554,187,888    498,968,556    165,023,376    748,773,323
     --------------   --------------   ----------   ----------   --------------   ------------   ------------   ------------
                 --            1,355           --           --           51,762              7         67,584             --
         64,931,849       93,732,393           --           --      164,754,706     97,334,406             --     93,404,507
         19,172,070        6,766,015       48,723       49,545        5,365,408             --        648,881     12,752,690
                 --               --           --           --               --             --             --      1,545,001
            503,683          634,349        5,922        6,304          877,365        309,296         77,131        368,877
             39,908          112,572       13,799       13,798           46,596         29,306         38,835             --
     --------------   --------------   ----------   ----------   --------------   ------------   ------------   ------------
         84,647,510      101,246,684       68,444       69,647      171,095,837     97,673,015        832,431    108,071,075
     --------------   --------------   ----------   ----------   --------------   ------------   ------------   ------------
     $1,021,209,395   $1,248,285,202   $5,093,223   $4,930,215   $1,383,092,051   $401,295,541   $164,190,945   $640,702,248
     ==============   ==============   ==========   ==========   ==============   ============   ============   ============
     $1,002,962,303   $1,358,293,069   $5,021,380   $5,003,770   $1,114,960,400   $361,238,486   $172,284,101   $682,743,645
         18,247,092     (110,007,867)      71,843      (73,555)     268,131,651     40,057,055     (8,093,156)   (41,018,980)
                 --               --           --           --               --             --             --     (1,022,417)
     --------------   --------------   ----------   ----------   --------------   ------------   ------------   ------------
     $1,021,209,395   $1,248,285,202   $5,093,223   $4,930,215   $1,383,092,051   $401,295,541   $164,190,945   $640,702,248
     ==============   ==============   ==========   ==========   ==============   ============   ============   ============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                            STATEMENTS OF OPERATIONS
                       FOR THE PERIOD ENDED JUNE 30, 2001
                                  (UNAUDITED)

                                                                      INTERMEDIATE
                                            MONEY          HIGH        GOVERNMENT       CORE                        VALUE &
                                           MARKET      QUALITY BOND       BOND          BOND         BALANCED        INCOME
                                         -----------   ------------   ------------   -----------   ------------   ------------
INVESTMENT INCOME:
  Interest income......................  $15,785,581   $ 8,170,714     $7,030,354    $20,648,681   $  6,771,467   $  1,954,200
  Securities lending income............           --           672         18,889        199,943         72,119         80,070
  Dividend income......................           --            --             --             --      1,967,056     18,343,802
  Less: withholding taxes..............           --            --             --             --         (9,801)        (7,399)
                                         -----------   -----------     ----------    -----------   ------------   ------------
         Total income..................   15,785,581     8,171,386      7,049,243     20,848,624      8,800,841     20,370,673
                                         -----------   -----------     ----------    -----------   ------------   ------------
EXPENSES:
  Investment advisory fees.............      746,542       441,220        394,456      1,193,717      1,168,478      3,474,669
  Custody fees.........................       56,609        14,454         13,679         74,478         76,673         63,686
  Professional fees....................       13,585        12,104         11,353         12,061         12,094         19,258
  Reports to shareholders..............        2,126           253            821         22,450          3,604          6,044
  Miscellaneous fees...................          190           914             39            736            448          2,292
                                         -----------   -----------     ----------    -----------   ------------   ------------
         Total expenses................      819,052       468,945        420,348      1,303,442      1,261,297      3,565,949
  Expenses reimbursed by the advisor...           --            --             --             --             --             --
                                         -----------   -----------     ----------    -----------   ------------   ------------
         Net expenses..................      819,052       468,945        420,348      1,303,442      1,261,297      3,565,949
                                         -----------   -----------     ----------    -----------   ------------   ------------
Net investment income (loss)...........   14,966,529     7,702,441      6,628,895     19,545,182      7,539,544     16,804,724
                                         -----------   -----------     ----------    -----------   ------------   ------------
NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON SECURITIES AND FOREIGN
  CURRENCIES:
  Net realized gains (losses) on
    securities.........................       29,688       811,213        975,695     12,951,478    (25,268,444)    20,291,974
  Net realized gains on foreign
    currency transactions..............           --            --             --        991,604      1,031,826             --
  Net change in unrealized appreciation
    (depreciation) on securities.......           --     1,851,540       (645,917)   (16,158,724)    (2,348,807)   (40,408,688)
  Net change in unrealized appreciation
    (depreciation) on translation of
    assets and liabilities in foreign
    currencies.........................           --            --             --        289,354         95,408             --
                                         -----------   -----------     ----------    -----------   ------------   ------------
Net realized and unrealized gains
  (losses) on securities and foreign
  currencies...........................       29,688     2,662,753        329,778     (1,926,288)   (26,490,017)   (20,116,714)
                                         -----------   -----------     ----------    -----------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS............  $14,996,217   $10,365,194     $6,958,673    $17,618,894   $(18,950,473)  $ (3,311,990)
                                         ===========   ===========     ==========    ===========   ============   ============

---------------
(1) Commencement of Operations, April 27, 2001.

                       See notes to financial statements.

       GROWTH &         EQUITY        MID-CAP     MID-CAP       SPECIAL      AGGRESSIVE    HIGH YIELD   INTERNATIONAL
        INCOME          GROWTH       VALUE (1)   GROWTH (1)     EQUITY         EQUITY         BOND         EQUITY
     -------------   -------------   ---------   ----------   -----------   ------------   ----------   -------------
     $     725,882   $     911,017   $  3,531     $  2,969    $ 1,227,217   $    207,747   $8,269,024   $    875,382
            62,516          81,299         --           --        349,204         87,294           --        287,926
         3,906,356       3,261,430     13,603        2,035      3,809,319        334,342       14,555      6,231,255
            (6,081)         (3,238)       (93)          --         (2,589)        (4,550)          --       (722,865)
     -------------   -------------   --------     --------    -----------   ------------   ----------   ------------
         4,688,673       4,250,508     17,041        5,004      5,383,151        624,833    8,283,579      6,671,698
     -------------   -------------   --------     --------    -----------   ------------   ----------   ------------
         3,169,892       3,912,201      5,922        6,304      5,093,287      1,889,836      443,198      2,431,531
            78,609         110,750     10,281       10,281         95,319         38,473       27,195        254,854
            19,207          28,848      3,255        3,255         21,315         11,826       10,052         18,166
             4,548           5,312        103          103          5,877            516        4,092          2,819
             1,649           6,183        159          159          2,523             45           39            793
     -------------   -------------   --------     --------    -----------   ------------   ----------   ------------
         3,273,905       4,063,294     19,720       20,102      5,218,321      1,940,696      484,576      2,708,163
                --              --    (13,437)     (13,433)            --             --       (1,198)        (7,179)
     -------------   -------------   --------     --------    -----------   ------------   ----------   ------------
         3,273,905       4,063,294      6,283        6,669      5,218,321      1,940,696      483,378      2,700,984
     -------------   -------------   --------     --------    -----------   ------------   ----------   ------------
         1,414,768         187,214     10,758       (1,665)       164,830     (1,315,863)   7,800,201      3,970,714
     -------------   -------------   --------     --------    -----------   ------------   ----------   ------------
       (91,961,476)    (67,970,256)    10,622        5,435     (6,739,785)   (38,525,987)  (7,294,323)    (1,576,556)
                --              --         --           --             --             --           --      5,006,046
       (89,195,460)   (128,477,662)    71,843      (73,555)    61,202,275    (43,003,338)   2,089,797    (82,127,883)
                --              --         --           --             --             --           --     (6,471,495)
     -------------   -------------   --------     --------    -----------   ------------   ----------   ------------
      (181,156,936)   (196,447,918)    82,465      (68,120)    54,462,490    (81,529,325)  (5,204,526)   (85,169,888)
     -------------   -------------   --------     --------    -----------   ------------   ----------   ------------
     $(179,742,168)  $(196,260,704)  $ 93,223     $(69,785)   $54,627,320   $(82,845,188)  $2,595,675   $(81,199,174)
     =============   =============   ========     ========    ===========   ============   ==========   ============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE PERIOD ENDED JUNE 30, 2001
                                  (UNAUDITED)

                                                                     INTERMEDIATE
                                         MONEY            HIGH        GOVERNMENT        CORE                          VALUE &
                                        MARKET        QUALITY BOND       BOND           BOND          BALANCED         INCOME
                                    ---------------   ------------   ------------   -------------   ------------   --------------
FROM OPERATIONS:
  Net investment income (loss)....  $    14,966,529   $  7,702,441   $  6,628,895   $  19,545,182   $  7,539,544   $   16,804,724
  Net realized gains (losses) on
    securities....................           29,688        811,213        975,695      12,951,478    (25,268,444)      20,291,974
  Net realized gains on foreign
    currency transactions.........               --             --             --         991,604      1,031,826               --
  Net change in unrealized
    appreciation (depreciation) on
    securities....................               --      1,851,540       (645,917)    (16,158,724)    (2,348,807)     (40,408,688)
  Net change in unrealized
    appreciation (depreciation) on
    translation of assets and
    liabilities in foreign
    currencies....................               --             --             --         289,354         95,408               --
                                    ---------------   ------------   ------------   -------------   ------------   --------------
  Net increase (decrease) in net
    assets resulting from
    operations....................       14,996,217     10,365,194      6,958,673      17,618,894    (18,950,473)      (3,311,990)
                                    ---------------   ------------   ------------   -------------   ------------   --------------
FROM CAPITAL TRANSACTIONS:
  Proceeds from capital
    invested......................    2,368,885,895    106,164,989     68,308,653     191,287,175     95,096,394      502,281,363
  Value of capital withdrawn......   (2,250,495,263)   (76,362,883)   (45,747,199)   (136,688,090)   (76,913,056)    (420,485,857)
                                    ---------------   ------------   ------------   -------------   ------------   --------------
Net increase in net assets
  resulting from capital
  transactions....................      118,390,632     29,802,106     22,561,454      54,599,085     18,183,338       81,795,506
                                    ---------------   ------------   ------------   -------------   ------------   --------------
Net increase (decrease) in net
  assets..........................      133,386,849     40,167,300     29,520,127      72,217,979       (767,135)      78,483,516
NET ASSETS:
  Beginning of period.............      492,136,376    228,391,465    208,106,902     641,903,354    512,675,482    1,530,760,024
                                    ---------------   ------------   ------------   -------------   ------------   --------------
  End of period...................  $   625,523,225   $268,558,765   $237,627,029   $ 714,121,333   $511,908,347   $1,609,243,540
                                    ===============   ============   ============   =============   ============   ==============

---------------
(1) Commencement of Operations, April 27, 2001.

                         See notes to financial statements.

        GROWTH &          EQUITY        MID-CAP      MID-CAP        SPECIAL        AGGRESSIVE      HIGH YIELD    INTERNATIONAL
         INCOME           GROWTH       VALUE (1)    GROWTH (1)       EQUITY          EQUITY           BOND          EQUITY
     --------------   --------------   ----------   ----------   --------------   -------------   ------------   -------------
     $    1,414,768   $      187,214   $   10,758   $   (1,665)  $      164,830   $  (1,315,863)  $  7,800,201   $   3,970,714
        (91,961,476)     (67,970,256)      10,622        5,435       (6,739,785)    (38,525,987)    (7,294,323)     (1,576,556)
                 --               --           --           --               --              --             --       5,006,046
        (89,195,460)    (128,477,662)      71,843      (73,555)      61,202,275     (43,003,338)     2,089,797     (82,127,883)
                 --               --           --           --               --              --             --      (6,471,495)
     --------------   --------------   ----------   ----------   --------------   -------------   ------------   -------------
       (179,742,168)    (196,260,704)      93,223      (69,785)      54,627,320     (82,845,188)     2,595,675     (81,199,174)
     --------------   --------------   ----------   ----------   --------------   -------------   ------------   -------------
        370,045,711      494,155,883    5,000,000    5,000,000      631,506,948     251,091,031     81,019,935     851,144,210
       (341,188,118)    (275,701,971)          --           --     (614,565,734)   (202,710,917)   (59,411,258)   (779,776,881)
     --------------   --------------   ----------   ----------   --------------   -------------   ------------   -------------
         28,857,593      218,453,912    5,000,000    5,000,000       16,941,214      48,380,114     21,608,677      71,367,329
     --------------   --------------   ----------   ----------   --------------   -------------   ------------   -------------
       (150,884,575)      22,193,208    5,093,223    4,930,215       71,568,534     (34,465,074)    24,204,352      (9,831,845)
      1,172,093,970    1,226,091,994           --           --    1,311,523,517     435,760,615    139,986,593     650,534,093
     --------------   --------------   ----------   ----------   --------------   -------------   ------------   -------------
     $1,021,209,395   $1,248,285,202   $5,093,223   $4,930,215   $1,383,092,051   $ 401,295,541   $164,190,945   $ 640,702,248
     ==============   ==============   ==========   ==========   ==============   =============   ============   =============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                     INTERMEDIATE
                                        MONEY            HIGH         GOVERNMENT        CORE
                                       MARKET        QUALITY BOND        BOND           BOND          BALANCED
                                   ---------------   -------------   ------------   -------------   -------------
FROM OPERATIONS:
  Net investment income (loss)...  $    29,314,157   $  13,792,204   $ 10,779,553   $  34,656,489   $  15,479,999
  Net realized gains (losses) on
    securities...................          (67,275)       (928,956)    (1,175,814)     (6,258,597)     21,467,611
  Net realized gains (losses) on
    foreign currency
    transactions.................               --              --             --       1,742,454         973,263
  Net change in unrealized
    appreciation (depreciation)
    on securities................               --       5,362,978      7,545,274      25,482,630     (50,481,663)
  Net change in unrealized
    appreciation (depreciation)
    on translation of assets and
    liabilities in foreign
    currencies...................               --              --             --        (131,998)        (54,945)
                                   ---------------   -------------   ------------   -------------   -------------
  Net increase (decrease) in net
    assets resulting from
    operations...................       29,246,882      18,226,226     17,149,013      55,490,978     (12,615,735)
                                   ---------------   -------------   ------------   -------------   -------------
FROM CAPITAL TRANSACTIONS:
  Proceeds from capital
    invested.....................    4,719,786,561     201,746,083    101,446,257     310,389,458     161,503,829
  Value of capital withdrawn.....   (4,673,665,894)   (191,486,941)   (85,292,753)   (239,698,526)   (161,796,515)
                                   ---------------   -------------   ------------   -------------   -------------
Net increase (decrease) in net
  assets resulting from capital
  transactions...................       46,120,667      10,259,142     16,153,504      70,690,932        (292,686)
                                   ---------------   -------------   ------------   -------------   -------------
Net increase (decrease) in net
  assets.........................       75,367,549      28,485,368     33,302,517     126,181,910     (12,908,421)
NET ASSETS:
  Beginning of year..............      416,768,827     199,906,097    174,804,385     515,721,444     525,583,903
                                   ---------------   -------------   ------------   -------------   -------------
  End of year....................  $   492,136,376   $ 228,391,465   $208,106,902   $ 641,903,354   $ 512,675,482
                                   ===============   =============   ============   =============   =============

                       See notes to financial statements.

       VALUE &          GROWTH &          EQUITY           SPECIAL        AGGRESSIVE      HIGH YIELD      INTERNATIONAL
        INCOME           INCOME           GROWTH           EQUITY           EQUITY           BOND            EQUITY
    --------------   --------------   --------------   ---------------   -------------   -------------   ---------------
    $   28,937,450   $      930,730   $      624,589   $     1,247,715   $  (2,586,929)  $  11,850,960   $     5,122,459
       227,146,961       20,652,878      160,392,030       (21,112,860)    (76,209,353)    (13,489,024)       61,411,120
                --               --               --                --              --              --        (4,103,680)
      (125,869,818)    (264,216,793)    (390,697,827)      (42,015,957)     (4,157,209)     (3,632,506)     (195,760,810)
                --               --               --                --              --              --         7,281,804
    --------------   --------------   --------------   ---------------   -------------   -------------   ---------------
       130,214,593     (242,633,185)    (229,681,208)      (61,881,102)    (82,953,491)     (5,270,570)     (126,049,107)
    --------------   --------------   --------------   ---------------   -------------   -------------   ---------------
       979,034,715      765,251,073      682,313,817     1,527,325,564     693,788,609     122,748,617     2,013,445,843
      (993,123,514)    (592,760,361)    (493,409,769)   (1,324,955,226)   (435,048,925)   (102,481,862)   (1,829,576,284)
    --------------   --------------   --------------   ---------------   -------------   -------------   ---------------
       (14,088,799)     172,490,712      188,904,048       202,370,338     258,739,684      20,266,755       183,869,559
    --------------   --------------   --------------   ---------------   -------------   -------------   ---------------
       116,125,794      (70,142,473)     (40,777,160)      140,489,236     175,786,193      14,996,185        57,820,452
     1,414,634,230    1,242,236,443    1,266,869,154     1,171,034,281     259,974,422     124,990,408       592,713,641
    --------------   --------------   --------------   ---------------   -------------   -------------   ---------------
    $1,530,760,024   $1,172,093,970   $1,226,091,994   $ 1,311,523,517   $ 435,760,615   $ 139,986,593   $   650,534,093
    ==============   ==============   ==============   ===============   =============   =============   ===============

                             MONEY MARKET PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              COMMERCIAL PAPER -- 89.72%
$10,186,000   American Express Credit Corp.,
                3.62%, 08/24/01..............  $ 10,129,666
  4,505,000   American General Finance Corp.,
                3.82%, 07/06/01..............     4,502,132
 25,000,000   American General Finance Corp.,
                3.82%, 07/18/01..............    24,952,250
  2,814,000   American Home Products Corp.,
                3.99%, 07/24/01..............     2,806,515
  9,341,000   American Home Products Corp.,
                3.95%, 08/10/01..............     9,298,978
 21,000,000   AT & T Corp., 4.79%,
                07/24/01.....................    20,932,940
  6,000,000   Avaya, Inc., 4.25%, 07/13/01...     5,990,792
 20,000,000   Bank One Corp., 4.00%,
                07/02/01.....................    19,995,555
  9,257,000   CIT Group Holdings, 3.96%,
                07/12/01.....................     9,244,781
 13,897,000   Coca Cola Enterprises, Inc.,
                3.57%, 09/05/01..............    13,804,666
  4,500,000   CSX Corp., 4.12%, 07/05/01.....     4,497,425
  5,900,000   Deere & Company, 4.70%,
                07/05/01.....................     5,896,149
  8,500,000   Deere & Company, 3.86%,
                08/03/01.....................     8,469,013
  6,000,000   Dominion Resources, Inc.,
                4.22%, 07/03/01..............     5,997,890
 14,893,000   E.I. Dupont de Nemours &
                Company, 3.87%, 07/17/01.....    14,865,783
 25,000,000   Edison Asset Securitization,
                3.82%, 08/10/01..............    24,891,236
 13,664,000   Enterprise Funding Corp.,
                3.80%, 07/16/01..............    13,640,923
 17,000,000   Ford Motor Credit Company,
                3.98%, 09/10/01..............    16,864,680
 10,000,000   Freddie Mac, 4.40%, 05/08/01...    10,000,000
 25,000,000   GE Capital International
                Funding, 3.62%, 08/23/01.....    24,864,250
 16,400,000   General Motors Acceptance
                Corp., 4.05%, 07/05/01.......    16,390,775
 10,000,000   General Motors Acceptance
                Corp., 4.404%, 08/01/01......    10,000,000
 18,000,000   Goldman Sachs Group, L.P.,
                3.96%, 07/10/01..............    17,980,200

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              COMMERCIAL PAPER (CONTINUED)
$20,500,000   Harley - Davidson Funding,
                3.65%, 07/27/01..............  $ 20,443,881
 17,073,000   Household International Corp.,
                3.88%, 07/27/01..............    17,023,318
    735,000   Kellogg Company, 3.85%,
                07/19/01.....................       733,506
 25,000,000   Lehman Brothers Holdings, Inc.,
                4.00%, 07/05/01..............    24,986,111
 18,000,000   Lockhart Funding, 4.05%,
                07/06/01.....................    17,987,850
  8,729,000   Lockhart Funding, 3.82%,
                07/31/01.....................     8,700,286
 25,000,000   Merrill Lynch & Company, Inc.,
                3.92%, 07/06/01..............    24,983,667
  2,000,000   Philip Morris Companies, Inc.,
                4.13%, 07/02/01..............     1,999,541
 16,000,000   Philip Morris Companies, Inc.,
                4.24%, 12/04/01..............    16,000,000
  6,000,000   Progress Energy, Inc., 4.20%,
                07/18/01.....................     5,987,400
 14,748,000   Qwest Corp., 4.00%, 09/27/01...    14,602,159
 19,621,000   Republic of Argentina, 0.00%,
                10/15/01.....................    19,378,981
  5,650,000   Sears, Roebuck & Company,
                4.03%, 07/23/01..............     5,635,453
  9,000,000   Textron Financial Corp., 4.01%,
                07/06/01.....................     8,993,985
 10,315,000   Textron Financial Corp., 3.94%,
                07/12/01.....................    10,301,453
 27,029,000   Three Pillars, 3.87%,
                07/02/01.....................    27,023,189
  8,328,000   Trident Capital Finance, 3.87%,
                07/11/01.....................     8,318,152
 20,000,000   Trident Capital Finance, 3.67%,
                08/23/01.....................    19,889,900
 12,284,000   Verizon Communications, Inc.,
                3.87%, 07/26/01..............    12,249,666
                                               ------------
              TOTAL COMMERCIAL PAPER
              (Cost $561,255,097)............   561,255,097
                                               ------------
              CERTIFICATES OF DEPOSIT -- 6.30%
 18,000,000   National Westminster Bank,
                6.78%, 09/10/01..............    17,999,505
 13,375,000   Vodafone AirTouch PLC, Floating
                Rate, 3.99%, 12/19/01 (+)....    13,382,043
  8,000,000   Vodafone AirTouch PLC, Floating
                Rate, 3.99%, 12/19/01 (+)....     8,008,036
                                               ------------
              TOTAL CERTIFICATES OF DEPOSIT
              (Cost $39,389,584).............    39,389,584
                                               ------------

                       See notes to financial statements.

                             MONEY MARKET PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT-TERM CORPORATE NOTES -- 3.76%
$ 1,100,000   Banc One, Floating Rate, 3.85%,
                07/05/01 (+).................  $  1,100,000
  4,401,000   Capital One Funding Corp.,
                Floating Rate, 3.85%,
                07/05/01(+)..................     4,401,000
  9,000,000   Goldman Sachs Group, Floating
                Rate, 4.16%, 07/15/02(+).....     9,000,000
  9,000,000   Syndicated Loan Fund Trust,
                Floating Rate, 3.97%,
                04/12/02(+)..................     9,000,000
                                               ------------
              TOTAL SHORT-TERM CORPORATE
              NOTES
              (Cost $23,501,000).............    23,501,000
                                               ------------
              TOTAL SECURITIES
              (Cost $624,145,681)............   624,145,681
                                               ------------
              REPURCHASE AGREEMENT -- 0.00%
        641   With Investors Bank & Trust,
                dated 06/29/01, 3.08%, due
                07/02/01, repurchase proceeds
                at maturity $642,
                (Collateralized by Fannie Mae
                Adjustable Rate Mortgage,
                7.75%, due 11/01/23, with a
                value of $861) (Cost $641)...           641
                                               ------------
              Total Investments -- 99.78%
              (Cost $624,146,322)............   624,146,322
              Other assets less
              liabilities -- 0.22%...........     1,376,903
                                               ------------
              NET ASSETS -- 100.00%..........  $625,523,225
                                               ============

The aggregate cost of securities for federal income tax purposes at June 30, 2001, is $624,146,322.


---------------
+ This interest rate is subject to change weekly based on the greater of the 30 day or 90 day Federal composite rate. The rate shown was in effect as of June 30, 2001.

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES -- 91.83%
              BANKS -- 9.77%
$ 2,000,000   ABN Amro Bank NV, 7.25%,
                05/31/05.....................  $  2,087,162
  4,500,000   Bank of America Corp., 10.00%,
                02/01/03.....................     4,834,962
  3,000,000   Bank One Corp., 7.625%,
                08/01/05                          3,173,103
  5,000,000   LB Baden -- Wuerttemberg,
                7.875%, 04/15/04.............     5,342,940
  3,430,000   Midland Bank PLC, 8.625%,
                12/15/04.....................     3,726,427
  1,500,000   National Bank of Canada, Series
                B, 8.125%, 08/15/04..........     1,572,006
  5,000,000   RBSG Capital Corp., 10.125%,
                03/01/04.....................     5,500,295
                                               ------------
                                                 26,236,895
                                               ------------
              BROKERAGE -- 5.50%
  6,000,000   Bear Stearns & Company, Inc.,
                6.125%, 02/01/03.............     6,084,966
  3,000,000   Merrill Lynch & Company, 5.75%,
                11/04/02.....................     3,039,927
  2,500,000   Morgan Stanley Dean Witter &
                Company, 5.625%, 01/20/04....     2,509,290
  3,000,000   Paine Webber Group, 7.875%,
                02/15/03.....................     3,143,613
                                               ------------
                                                 14,777,796
                                               ------------
              FINANCE -- 16.87%
  4,000,000   Associates Corp. N.A., 7.80%,
                09/15/04.....................     4,244,244
  3,500,000   Associates Corp. N.A., 7.625%,
                04/27/05.....................     3,690,736
  2,000,000   Beneficial Corp., 6.35%,
                12/05/02.....................     2,035,222
  2,500,000   CIT Group, Inc., 7.50%,
                11/14/03.....................     2,615,362
  3,000,000   Copelco Capital Funding Corp.,
                Series 1999-B, Class A4,
                6.90%, 12/18/04..............     3,101,316
  3,000,000   General Electric Capital Corp.,
                Series MTNA, 5.16%,
                02/03/03.....................     3,023,985
  5,000,000   General Motors Acceptance
                Corp., Series MTN, 5.80%,
                03/12/03.....................     5,038,325
  2,000,000   Household Finance Corp., 7.00%,
                08/01/03.....................     2,060,214
  1,000,000   Household Finance Corp., 6.00%,
                05/01/04.....................     1,009,448
  5,000,000   International Lease Finance
                Corp., 6.75%, 11/03/03.......     5,164,345
  3,000,000   International Lease Finance
                Corp., Series MTNG, 8.15%,
                10/01/04.....................     3,235,971

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCE (CONTINUED)
$ 6,000,000   John Deere Capital Corp.,
                Series MTND, 5.52%,
                04/30/04.....................  $  5,989,512
  1,360,000   Lehman Brothers Holdings,
                6.125%, 07/15/03.............     1,377,812
  1,323,668   Morgan Stanley Capital, Series
                1999-RM1, Class A1, 6.37%,
                12/15/31.....................     1,338,841
  1,310,620   Morgan Stanley Capital, Series
                1999-CAM1, Class A1, 6.54%,
                03/15/32.....................     1,340,241
     49,812   Pemex Exp Grantor Trust, Series
                95-A, 7.66%, 08/15/01........        50,664
                                               ------------
                                                 45,316,238
                                               ------------
              INSURANCE -- 1.89%
  5,000,000   Florida Windstorm
                Underwriting -- 144A, 6.50%,
                08/25/02.....................     5,077,890
                                               ------------
              MACHINERY -- 0.75%
  2,000,000   Ingersoll-Rand Company, 5.75%,
                02/14/03.....................     2,015,378
                                               ------------
              OIL, COAL AND GAS: PIPELINES -- 0.78%
  2,000,000   Enron Corp., 7.875%,
                06/15/03.....................     2,084,518
                                               ------------
              PRIVATE ASSET BACKED: BANKS -- 0.53
    275,171   Banc One Auto Grantor Trust,
                Series 1997, Class A, 6.27%,
                11/20/03.....................       275,560
  1,122,373   Banc One Auto Grantor Trust,
                Series 1997-B, Class A,
                6.29%, 07/20/04..............     1,131,861
                                               ------------
                                                  1,407,421
                                               ------------
              PRIVATE ASSET BACKED: CREDIT CARDS -- 4.28%
    900,000   Dayton Hudson Credit Card
                Master Trust, Series 97-1A,
                6.25%, 08/25/05..............       920,752
  2,500,000   J.C. Penney Master Credit Card
                Trust, Series E, Class A,
                5.50%, 06/15/07..............     2,528,220
  5,000,000   MBNA Master Credit Card Trust,
                Series 2000-B, Class A,
                Floating Rate, 4.095% (+),
                07/15/05.....................     5,004,490
  1,670,000   Sears Credit Account Master
                Trust, Series 1996-3, Class
                A, 7.00%, 07/15/08...........     1,739,095
  1,260,000   Travelers Bank Credit Card
                Master Trust, Series 1998-1,
                Class A, 6.00%, 01/18/05.....     1,287,205
                                               ------------
                                                 11,479,762
                                               ------------

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: FINANCE -- 8.24%
$ 5,500,000   BMW Vehicle Lease Trust, Series
                2000-A, Class A4, 6.67%,
                10/25/03.....................  $  5,679,910
  1,644,633   Copelco Capital Funding Corp.,
                Series 1998-A, Class A4,
                5.92%, 07/15/03..............     1,663,872
    967,711   Credit Suisse First Boston
                Mortgage Securities Corp.,
                Series 2001-CF2, Class A1,
                5.257%, 02/15/34.............       960,870
     18,330   Freddie Mac, Series MH1, Class
                A, 10.15%, 04/15/06..........        18,378
  2,173,553   Nations Credit Grantor Trust,
                Series 1997, Class A, 6.75%,
                08/15/13.....................     2,238,775
  2,000,000   Navistar Financial Corp. Owner
                Trust, Series 1999-1, Class
                A4, 4.99%, 08/15/05..........     2,008,834
  3,000,000   Navistar Financial Corp. Owner
                Trust, Series 2000-A, Class
                A3, 7.20%, 05/17/04..........     3,079,161
  1,161,442   Navistar Financial Corp. Owner
                Trust, Series 1998-A, Class
                A, 5.94%, 11/15/04...........     1,171,265
  5,000,000   Providian Master Trust, Series
                2000, Class A, 7.49%,
                08/17/09.....................     5,304,310
                                               ------------
                                                 22,125,375
                                               ------------
              PRIVATE ASSET BACKED: INSURANCE -- 0.42%
  1,036,595   Travelers Mortgage Securities
                Corp., Series 1, Class Z2,
                12.00%, 03/01/14.............     1,128,183
                                               ------------
              PRIVATE ASSET BACKED: OTHER -- 19.45%
  3,500,000   ANRC Auto Owner Trust, Series
                2000-A, Class A4, 7.15%,
                02/15/07.....................     3,651,960
  2,000,000   Asset Securitization Corp.,
                Series 1997-D4, Class A1C,
                7.42%, 04/14/27..............     2,092,832
  2,219,604   California Infrastructure,
                Series 1997, Class A4, 6.15%,
                03/25/04.....................     2,235,519
  5,000,000   California Infrastructure,
                Series 1997, Class A6, 6.38%,
                09/25/08.....................     5,048,085
  1,000,000   Chase Commercial Mortgage
                Securities Corp., Series
                1997-1, Class A2, 7.37%,
                06/19/29.....................     1,045,914

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: OTHER (CONTINUED)
$ 4,500,000   CIT Equipment Collateral,
                Series 2000, Class A3, 6.84%,
                06/20/04.....................  $  4,627,112
  5,900,000   CNH Equipment Trust, Series
                2000-B, Class A3, 6.88%,
                03/15/05.....................     6,078,925
  2,000,000   Countrywide Asset Backed
                Certificates, Series 2, Class
                AF2, 8.21%, 08/25/25.........     2,091,122
  1,359,178   DLJ Commercial Mortgage Corp.,
                Series 1998-CG1, Class A1A,
                6.11%, 06/10/31..............     1,368,282
  1,914,200   EQCC Home Equity Loan Trust,
                Series 1998-1, Class A6F,
                6.252%, 12/15/07.............     1,943,503
  2,050,000   First Union-Lehman Brothers
                Commercial Mortgage, Series
                1997-C1, Class A2, 7.30%,
                04/18/29.....................     2,140,895
  2,792,538   IMC Home Equity Loan Trust,
                Series 1997-3, Class A7,
                7.08%, 08/20/28..............     2,868,682
  2,000,000   Midstate Trust, Series 2, Class
                A4, 9.625%, 04/01/03.........     2,051,380
  5,166,602   PBG Equipment Trust, Series 1A,
                Class A, 6.27%, 01/20/12.....     5,284,292
  6,000,000   Residential Funding Mortgage
                Securities, Series 2000-HI2,
                Class AI3, 7.90%, 02/25/15...     6,232,908
  3,500,000   Vendee Mortgage Trust, Series
                1996-1, Class K, 6.75%,
                11/15/12.....................     3,480,715
                                               ------------
                                                 52,242,126
                                               ------------
              PRIVATE ASSET BACKED: PHARMACEUTICALS --0.79%
  2,027,782   Upjohn Company, Series A,
                9.79%, 02/01/04..............     2,130,732
                                               ------------
              PRIVATE ASSET BACKED: RECEIVABLES -- 10.57%
  4,000,000   Associates Automobile
                Receivables Trust, Series
                2000-1, Class A3, 7.30%,
                01/15/04.....................     4,115,800
  4,000,000   Chevy Chase Auto Receivables
                Trust, Series 2001-1, Class
                A3, 5.02%, 04/15/05..........     4,022,460
  1,738,621   Compass Auto Receivables Trust,
                Series 1998-A, Class A3,
                5.90%, 05/15/04..............     1,750,642
  5,000,000   Dealer Auto Receivable Trust,
                Series 2000-1, Class A3,
                7.07%, 05/17/04..............     5,154,900

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: RECEIVABLES (CONTINUED)
$   832,519   EAB Lease Receivables Trust,
                Series 1998-1, Class A3,
                5.66%, 09/15/02..............  $    834,601
  2,300,000   First Security Auto Owner
                Trust, Series 2000-2, Class
                A3, 6.83%, 07/15/04..........     2,366,003
    744,076   First Sierra Receivables,
                Series 1999-1, Class A3,
                5.54%, 06/15/02..............       745,402
  5,000,000   First Sierra Receivables,
                Series 1999-1, Class A4,
                5.73%, 09/15/04..............     5,073,625
  4,288,388   Textron Financial Corp.
                Receivables Trust, Series
                1998-A, Class A2, 5.89%,
                01/15/05.....................     4,326,774
                                               ------------
                                                 28,390,207
                                               ------------
              PRIVATE ASSET BACKED: TRANSPORTATION -- 3.87%
 10,002,277   Railcar Trust, Series 1992-1,
                Class A, 7.75%, 06/01/04.....    10,380,463
                                               ------------
              REAL ESTATE -- 1.50%
  3,000,000   EOP Operating LP, 6.375%,
                01/15/02.....................     3,022,911
  1,000,000   EOP Operating LP, 6.375%,
                02/15/03.....................     1,012,592
                                               ------------
                                                  4,035,503
                                               ------------
              REAL ESTATE INVESTMENT TRUST -- 2.74%
  2,000,000   Archstone Communities Trust,
                Series MTNA, 6.37%,
                10/15/01.....................     2,012,716
  1,330,000   Duke Realty Corp., 7.25%,
                09/22/02.....................     1,366,378
  1,945,000   HRPT Properties Trust, Class A,
                6.75%, 12/18/02..............     1,961,303
  2,000,000   Spieker Properties LP, Series
                MTN, 7.58%, 12/17/01.........     2,026,356
                                               ------------
                                                  7,366,753
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              RETAIL: SUPERMARKET -- 0.93%
$ 2,500,000   Supervalu, Inc., 7.80%,
                11/15/02.....................  $  2,504,862
                                               ------------
              SPECIAL PURPOSE ENTITY -- 1.60%
  4,000,000   First Union Corp., 9.375%,
                04/15/03.....................     4,285,768
                                               ------------
              TELECOMMUNICATIONS -- 1.35%
  3,500,000   Worldcom, Inc., 7.875%,
                05/15/03                          3,630,662
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
              (Cost $243,334,011)............   246,616,532
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 4.11%
              FANNIE MAE -- 1.94%
  5,000,000   6.50%, 08/15/04................     5,199,345
     13,808   PL# 137455, 7.00%, 04/01/04....        13,871
                                               ------------
                                                  5,213,216
                                               ------------
              FREDDIE MAC -- 2.17%
  5,000,000   7.00%, 07/15/05................     5,283,795
    311,198   PL# 850082, 9.00%, 10/01/05....       326,413
    136,049   PL# D06777, 7.50%, 03/01/08....       136,523
     79,102   PL# 306816, 7.00%, 01/01/18....        79,551
                                               ------------
                                                  5,826,282
                                               ------------
              TOTAL US GOVERNMENT AGENCY
              SECURITIES (Cost
              $10,990,106)...................    11,039,498
                                               ------------
              FOREIGN GOVERNMENT OBLIGATIONS -- 1.94%
  3,000,000   Hydro Quebec, 7.49%,
                07/30/03.....................     3,146,694
  2,000,000   Hydro Quebec, 6.52%,
                02/23/06.....................     2,062,224
                                               ------------
              TOTAL FOREIGN GOVERNMENT
              OBLIGATIONS
              (Cost $5,186,639)..............     5,208,918
                                               ------------
              TOTAL SECURITIES
              (Cost $259,510,756)............   262,864,948
                                               ------------

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENT -- 3.39%
$ 9,098,294   With Investors Bank & Trust,
                dated 06/29/01, 3.08%, due
                07/02/01, repurchase proceeds
                at maturity $9,100,629
                (Collateralized by Fannie
                Mae, 8.50%, 10/01/09, with a
                value of $405,384 and Fannie
                Mac Adjustable Rate Mortgage,
                7.885%, due 03/01/28, with a
                value of $9,147,838) (Cost
                $9,098,294)..................  $  9,098,294
                                               ------------
              Total Investments -- 101.27%
              (Cost $268,609,050)............   271,963,242
              Liabilities less other
              assets -- (1.27)%..............    (3,404,477)
                                               ------------
              NET ASSETS -- 100.00%..........  $268,558,765
                                               ============

The aggregate cost of securities for federal income tax
purposes
at June 30, 2001, is $268,609,050.
The following amount is based on cost for federal income
tax purposes:
    Gross unrealized appreciation..........  $  3,896,290
    Gross unrealized depreciation..........      (542,098)
                                             ------------
    Net unrealized appreciation............  $  3,354,192
                                             ============

---------------

(+) This interest rate is subject to change quarterly based on the London Interbank Offered Rate
      ("LIBOR"). The rate shown was the rate in effect at June 30, 2001.

                       See notes to financial statements.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US TREASURY
                SECURITIES -- 15.94%
              US TREASURY BONDS -- 2.65%
$ 3,000,000   6.125%, 08/15/29(a)............  $  3,111,306
  3,000,000   6.25%, 05/15/30(a).............     3,181,407
                                               ------------
                                                  6,292,713
                                               ------------
              US TREASURY NOTES -- 13.29%
 15,000,000   6.125%, 12/31/01(a)............    15,174,825
  5,000,000   5.625%, 12/31/02(a)............     5,107,520
  5,000,000   5.50%, 03/31/03(a).............     5,106,970
  4,000,000   6.50%, 10/15/06(a).............     4,254,200
  2,000,000   4.75%, 11/15/08................     1,931,812
                                               ------------
                                                 31,575,327
                                               ------------
              TOTAL US TREASURY SECURITIES
              (Cost $37,579,423).............    37,868,040
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 46.20%
              FANNIE MAE -- 5.26%
  2,000,000   CMO, Series 94-75, 7.00%,
                01/25/03.....................     2,008,600
  3,000,000   5.125%, 02/13/04...............     3,014,199
  1,000,000   5.25%, 01/15/09................       954,715
  2,000,000   7.25%, 01/15/10................     2,148,092
  4,288,141   Series 96-M7, Class B, 6.8306%,
                06/17/11.....................     4,386,892
                                               ------------
                                                 12,512,498
                                               ------------
              FEDERAL HOME LOAN BANK -- 5.93%
  5,000,000   7.39%, 08/22/01................     5,024,320
  4,000,000   4.875%, 01/22/02...............     4,022,836
  3,000,000   Series 114, 5.125%, 02/26/02...     3,024,093
  2,000,000   5.50%, 01/21/03................     2,030,584
                                               ------------
                                                 14,101,833
                                               ------------
              FREDDIE MAC -- 14.91%
  7,000,000   5.625%, 03/20/06...............     6,956,348
  6,000,000   5.75%, 04/15/08................     5,955,486
 12,000,000   6.875%, 09/15/10...............    12,605,280
  3,000,000   CMO, Series 1574, 6.50%,
                02/15/21.....................     3,063,540
  5,300,000   CMO, Series 1500, 7.00%,
                06/15/22.....................     5,380,295
    261,783   CMO, Series 31, Floating Rate,
                4.21%(+), 08/25/23...........       260,927

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES
              (CONTINUED)
              FREDDIE MAC (CONTINUED)
$   174,098   CMO, Series 1710, Floating
                Rate, 4.50%(+), 02/15/24.....  $    173,981
  1,000,000   6.75%, 03/15/31................     1,026,022
                                               ------------
                                                 35,421,879
                                               ------------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION --
              9.36%
        930   PL# 209631, 7.50%, 04/15/02....           946
     10,938   PL# 328000, 7.50%, 06/15/07....        11,405
      3,716   PL# 328084, 7.50%, 07/15/07....         3,874
      6,494   PL# 335542, 7.50%, 08/15/07....         6,771
     49,986   PL# 335995, 7.50%, 08/15/07....        52,120
     15,988   PL# 322072, 7.50%, 08/15/07....        16,670
     59,448   PL# 323189, 7.50%, 08/15/07....        61,986
     92,476   PL# 328188, 7.50%, 08/15/07....        96,424
    133,297   PL# 328192, 7.50%, 08/15/07....       138,988
     37,965   PL# 328200, 7.50%, 08/15/07....        39,586
    157,285   PL# 329060, 7.50%, 08/15/07....       164,001
    153,518   PL# 332267, 7.50%, 08/15/07....       160,072
     39,211   PL# 333320, 7.50%, 09/15/07....        40,885
     75,293   PL# 333709, 7.50%, 09/15/07....        78,508
    170,765   PL# 297619, 7.50%, 09/15/07....       178,057
    135,559   PL# 332704, 7.50%, 09/15/07....       141,347
    132,864   PL# 369749, 6.50%, 09/15/08....       134,192
    140,798   PL# 345975, 6.50%, 10/15/08....       142,205
    348,332   PL# 374726, 6.50%, 10/15/08....       351,812
    121,076   PL# 345973, 6.50%, 11/15/08....       122,286
     69,800   PL# 363874, 6.50%, 11/15/08....        70,497
    201,892   PL# 370448, 6.50%, 11/15/08....       203,909
    215,871   PL# 371094, 6.50%, 11/15/08....       218,027
    178,390   PL# 366531, 6.50%, 11/15/08....       180,172
  2,850,183   PL# 2483, 7.00%, 09/20/27......     2,866,691
  9,812,441   PL# 2631, 7.00%, 08/20/28......     9,869,275
  6,843,174   PL# 2645, 7.00%, 09/20/28......     6,882,810
                                               ------------
                                                 22,233,516
                                               ------------
              HOUSING AND URBAN DEVELOPMENT -- 2.15%
  5,000,000   Series 97-A, 6.23%, 08/01/02...     5,111,695
                                               ------------
              TENNESSEE VALLEY AUTHORITY -- 2.31%
  2,500,000   6.375%, 06/15/05(a)............     2,572,510
  3,000,000   Series G, 5.375%, 11/13/08.....     2,908,323
                                               ------------
                                                  5,480,833
                                               ------------

                       See notes to financial statements.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 2001
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES
              (CONTINUED)
              US GOVERNMENT GUARANTEED BOND -- 1.57%
$ 3,712,785   6.12%, 04/01/08................  $  3,724,629
                                               ------------
              US TREASURY INFLATION INDEX -- 4.71%
 10,947,000   3.625%, 01/15/08...............    11,193,308
                                               ------------
              TOTAL US GOVERNMENT AGENCY
              SECURITIES (Cost
              $108,647,300)..................   109,780,191
                                               ------------
              CORPORATE BONDS AND NOTES -- 8.95%
              CONSUMER GOODS AND SERVICES -- 0.41%
  1,000,000   Eastman Kodak Company, 6.375%,
                06/15/06.....................       987,709
                                               ------------
              FINANCIAL SERVICES -- 1.75%
  2,000,000   Ford Motor Credit Company,
                7.50%, 03/15/05..............     2,075,482
  2,000,000   General Electric Capital Corp.,
                Series MTNA, 6.75%,
                09/11/03.....................     2,079,350
                                               ------------
                                                  4,154,832
                                               ------------
              SHIPBUILDING -- 0.97%
  2,138,000   Sulphur Carriers, Series 2009,
                8.30%, 10/15/09..............     2,315,775
                                               ------------
              SPECIAL PURPOSE ENTITY -- 5.82%
  4,318,181   Overseas Private Invest, 7.45%,
                12/15/10.....................     4,516,428
  8,928,571   Overseas Private Invest, Series
                1997, 7.05%, 11/15/13........     9,304,643
                                               ------------
                                                 13,821,071
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
              (Cost $20,719,371).............    21,279,387
                                               ------------
              FOREIGN GOVERNMENT OBLIGATION -- 0.83%
  2,000,000   Republic of Italy, 5.25%,
                04/05/06 (Cost $1,990,532)...     1,964,856
                                               ------------
              SHORT TERM US GOVERNMENT AGENCY
              SECURITIES -- 14.24%
              FANNIE MAE -- 6.72%
  5,500,000   3.78%, 07/09/01................     5,494,803
  7,400,000   3.57%, 07/18/01................     7,386,791
  3,100,000   3.82%, 07/18/01................     3,094,079
                                               ------------
                                                 15,975,673
                                               ------------
              FEDERAL HOME LOAN BANK -- 3.07%
  7,300,000   3.84%, 07/13/01................     7,289,877
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM US GOVERNMENT AGENCY SECURITIES
              (CONTINUED)
              FREDDIE MAC -- 4.45%
$ 2,600,000   3.75%, 07/02/01................  $  2,599,459
  8,000,000   3.57%, 07/24/01................     7,980,960
                                               ------------
                                                 10,580,419
                                               ------------
              TOTAL SHORT TERM US GOVERNMENT
              AGENCY SECURITIES
              (Cost $33,845,969).............    33,845,969
                                               ------------
              COMMERCIAL PAPER -- 12.82%
  1,000,000   CSX Corp., 4.12%, 07/05/01.....       999,428
    600,000   Delphi Auto Systems Corp.,
                4.03%, 07/03/01..............       599,799
  1,200,000   Dominion Resources, Inc.,
                4.22%, 07/03/01..............     1,199,578
  1,000,000   Freddie Mac, 3.88%, 07/03/01...       999,677
 25,800,000   Freddie Mac, 3.89%, 07/03/01...    25,791,636
    870,000   Progress Energy, Inc., 4.13%,
                07/23/01.....................       867,707
                                               ------------
              TOTAL COMMERCIAL PAPER
              (Cost $30,457,825).............    30,457,825
                                               ------------
              TIME DEPOSITS -- 5.68%
  4,058,260   American Express Centurion
                Bank, 4.00%, 07/09/01(b).....     4,058,260
  1,420,391   Bank of Montreal, 3.99%,
                07/02/01(b)..................     1,420,391
  1,146,608   Bank of Montreal, 3.80%,
                07/12/01(b)..................     1,146,608
  1,420,391   Bank of Nova Scotia, 4.07%,
                07/13/01(b)..................     1,420,391
    376,188   Fleet National Bank, 4.21%,
                10/31/01(b)..................       376,188
  3,449,521   Keybank, 4.13%, 07/02/01(b)....     3,449,521
  1,217,478   Royal Bank of Canada, 4.00%,
                07/02/01(b)..................     1,217,478
    405,826   Toronto Dominion Bank, 4.06%,
                07/02/01(b)..................       405,826
                                               ------------
              TOTAL TIME DEPOSITS
              (Cost $13,494,663).............    13,494,663
                                               ------------
              SHORT TERM CORPORATE NOTES -- 8.33%
  1,217,478   American Express Centurion
                Bank, Floating Rate,
                4.01%(+), 10/05/01(b)........     1,217,478
  1,014,565   Branch Banking & Trust,
                Floating Rate, 3.86%(+),
                11/20/01(b)..................     1,014,565

                       See notes to financial statements.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 2001
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM CORPORATE NOTES (CONTINUED)
$ 4,058,260   Credit Suisse First Boston
                Corp., Floating Rate,
                4.23%(+), 05/07/02(b)........  $  4,058,260
    464,565   First Union National Bank,
                Floating Rate, 4.00%(+),
                03/12/02(b)..................       464,565
  2,029,130   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                4.23%(+), 07/05/01(b)........     2,029,130
  5,000,000   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                4.23%(+), 10/01/01(b)........     5,000,000
  6,000,000   Prudential Securities, Inc.,
                Floating Rate, 4.40%(+),
                09/06/01(b)..................     6,000,000
                                               ------------
              TOTAL SHORT TERM CORPORATE
                NOTES
              (Cost $19,783,998).............    19,783,998
                                               ------------
  SHARES
  ------
              REGULATED INVESTMENT COMPANIES -- 0.84%
    811,652   Dreyfus Cash Management Plus
                Fund(b)......................       811,652
  1,197,187   Merrimac Cash Fund -- Premium
                Class(b).....................     1,197,187
                                               ------------
              TOTAL REGULATED INVESTMENT
              COMPANIES (Cost $2,008,839)         2,008,839
                                               ------------
              TOTAL SECURITIES
              (Cost $268,527,920)............   270,483,768
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENT -- 0.03%
$    73,927   With Investors Bank & Trust,
                dated 06/29/01, 3.08%, due
                07/02/01, repurchase proceeds
                at maturity $73,946
                (Collateralized by Fannie
                Mae, 6.269%, due 05/01/08,
                with a value of $77,623)
                (Cost $73,927)...............  $     73,927
                                               ------------
              Total Investments -- 113.86%
              (Cost $268,601,847)............  $270,557,695
              Liabilities less other
              assets -- (13.86)%.............   (32,930,666)
                                               ------------
              NET ASSETS -- 100.00%..........  $237,627,029
                                               ============

The aggregate cost of securities for federal income tax purposes at June 30, 2001, is $268,601,847.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation.........  $  3,004,967
    Gross unrealized depreciation.........    (1,049,119)
                                            ------------
    Net unrealized appreciation...........  $  1,955,848
                                            ============

---------------

(a)   All or part of this security is on loan.
(b)   Collateral for securities on loan.
(+) This interest rate is subject to change monthly based on the London Interbank Offered Rate
      ("LIBOR"). The rate shown was the rate in effect at June 30, 2001.

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              US TREASURY SECURITIES -- 18.70%
              US TREASURY BONDS -- 2.96%
$20,330,000   6.25%, 08/15/23(a)...........  $   21,159,484
                                             --------------
              US TREASURY NOTES -- 13.75%
 17,080,000   4.25%, 03/31/03(a)...........      17,088,079
 27,690,000   5.625%, 05/15/08(a)..........      28,256,787
 49,220,000   6.50%, 02/15/10(a)...........      52,876,849
                                             --------------
                                                 98,221,715
                                             --------------
              US TREASURY STRIPS -- 1.99%
 17,160,000   0.00%, 05/15/05..............      14,180,320
                                             --------------
              TOTAL US TREASURY SECURITIES
              (Cost $133,744,373)..........     133,561,519
                                             --------------
              US GOVERNMENT AGENCY SECURITIES -- 34.82%
              FANNIE MAE -- 25.01%
  6,600,000   4.625%, 05/15/03.............       6,610,930
  7,180,000   5.50%, 02/15/06..............       7,171,039
 16,290,000   5.50%, 05/02/06..............      16,263,219
 17,200,000   6.00%, 05/15/11(a)...........      17,002,062
  7,850,000   6.625%, 11/15/30.............       7,934,537
  9,800,000   TBA, 6.00%, 07/01/16.........       9,649,942
  9,600,000   TBA, 7.00%, 07/01/16.........       9,768,000
 54,950,000   TBA, 7.00%, 07/01/31.........      55,173,207
 51,100,000   TBA, 6.00%, 07/01/31.........      49,040,057
                                             --------------
                                                178,612,993
                                             --------------
              GOVERNMENT NATIONAL MORTGAGE
              ASSOCIATION -- 9.81%
 13,140,000   TBA, 6.50%, 07/15/31.........      12,996,275
 28,000,000   TBA, 7.50%, 07/15/31.........      28,700,000
 27,330,000   TBA, 8.00%, 07/15/31.........      28,320,712
                                             --------------
                                                 70,016,987
                                             --------------
              TOTAL US GOVERNMENT AGENCY
              SECURITIES (Cost
              $249,415,296)................     248,629,980
                                             --------------
              CORPORATE BONDS AND NOTES -- 61.04%
              ADVERTISING -- 0.10%
    700,000   Lamar Media Corp., 8.625%,
                09/15/07...................         714,000
                                             --------------
              AEROSPACE -- 0.08%
    550,000   BE Aerospace, Inc. -- 144A,
                8.875%, 05/01/11...........         544,500
                                             --------------
              AUTOMOBILES -- 0.54%
  4,000,000   Ford Motor Company, 7.45%,
                07/16/31...................       3,839,272
                                             --------------

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BANKS -- 0.97%
$ 5,000,000   JP Morgan Chase & Company,
                6.75%, 02/01/11............  $    5,006,975
  1,800,000   Wells Fargo Company, 7.25%,
                08/24/05...................       1,890,616
                                             --------------
                                                  6,897,591
                                             --------------
              BROADCAST SERVICES -- 0.87%
  6,000,000   Clear Channel Communications,
                Inc., 7.25%, 09/15/03......       6,199,734
                                             --------------
              BUILDING & CONSTRUCTION -- 0.28%
  1,000,000   D.R. Horton, Inc., 8.00%,
                02/01/09...................         965,000
  1,000,000   KB Home, 9.50%, 02/15/11.....       1,005,000
                                             --------------
                                                  1,970,000
                                             --------------
              CHEMICALS -- 0.28%
  1,000,000   Lyondell Chemical Company,
                Series B, 9.875%,
                05/01/07...................         992,500
  1,000,000   Scotts Company, 8.625%,
                01/15/09...................       1,010,000
                                             --------------
                                                  2,002,500
                                             --------------
              COMPUTER AND OFFICE EQUIPMENT -- 1.90%
  3,000,000   International Business
                Machines Corp., 6.50%,
                01/15/28...................       2,818,680
  4,500,000   Sun Microsystems, Inc.,
                7.35%, 08/15/04............       4,622,360
  6,000,000   Sun Microsystems, Inc.,
                7.65%, 08/15/09............       6,096,996
                                             --------------
                                                 13,538,036
                                             --------------
              CONSUMER GOODS AND SERVICES -- 1.02%
  7,000,000   Procter & Gamble Company,
                6.875%, 09/15/09(a)........       7,264,929
                                             --------------
              ENVIRONMENTAL MANAGEMENT SERVICES -- 0.35%
  2,500,000   Waste Management, Inc.,
                6.375%, 12/01/03...........       2,504,382
                                             --------------
              FINANCE -- 9.36%
  7,000,000   Boeing Capital Corp., 5.65%,
                05/15/06...................       6,936,188
  7,000,000   Caterpillar Financial Service
                Corp., 5.95%, 05/01/06.....       6,988,646
  3,000,000   Citigroup, Inc., 7.25%,
                10/01/10...................       3,120,654
  7,000,000   Countrywide Home Loan, Series
                MTNJ, 5.25%, 06/15/04......       6,974,681

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCE (CONTINUED)
$10,000,000   Ford Motor Credit Company,
                Floating Rate, 4.068%(+),
                03/17/03...................  $    9,953,510
  3,000,000   Goldman Sachs Group, Inc.,
                6.875%, 01/15/11...........       2,983,182
  6,500,000   Household Finance Corp.,
                6.50%, 01/24/06............       6,587,724
  4,000,000   Merrill Lynch & Company,
                Series MTNB, 5.35%,
                06/15/04...................       3,987,908
  7,000,000   Morgan Stanley Dean Witter &
                Company, 6.75%, 04/15/11...       6,951,462
  6,000,000   Verizon Global Funding
                Corp. -- 144A, 6.75%,
                12/01/05...................       6,157,230
  6,000,000   Verizon Global Funding
                Corp. -- 144A, 7.75%,
                12/01/30...................       6,171,162
                                             --------------
                                                 66,812,347
                                             --------------
              FOOD AND BEVERAGES -- 1.74%
  5,800,000   ConAgra Foods, Inc., 7.50%,
                09/15/05...................       6,019,594
  6,200,000   Diageo Capital PLC, 6.625%,
                06/24/04...................       6,404,898
                                             --------------
                                                 12,424,492
                                             --------------
              LEISURE AND RECREATION -- 0.75%
  1,000,000   Anchor Gaming, Inc., 9.875%,
                10/15/08...................       1,062,500
  1,000,000   Argosy Gaming Company,
                10.75%, 06/01/09...........       1,075,000
  1,000,000   HMH Properties, Series B,
                7.875%, 08/01/08...........         960,000
  1,000,000   Park Place Entertainment,
                9.375%, 02/15/07...........       1,051,250
  1,250,000   Starwood Hotels & Resorts,
                6.75%, 11/15/05............       1,214,475
                                             --------------
                                                  5,363,225
                                             --------------
              MANUFACTURING -- 0.14%
  1,000,000   American Standard, Inc.,
                7.375%, 02/01/08...........         987,500
                                             --------------
              MEDIA -- 4.42%
  1,000,000   Adelphia Communications,
                10.875%, 10/01/10..........       1,012,500
  7,000,000   AOL Time Warner, Inc.,
                7.625%, 04/15/31(a)........       7,026,943
  1,000,000   CSC Holdings, Inc., Series B,
                8.125%, 07/15/09...........         992,958

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              MEDIA (CONTINUED)
$ 3,000,000   TCI Communications, Inc.,
                6.375%, 05/01/03...........  $    3,046,407
  7,000,000   Time Warner, Inc., 7.75%,
                06/15/05(a)................       7,368,599
  5,000,000   Viacom, Inc., 7.70%,
                07/30/10...................       5,272,660
  7,000,000   Walt Disney Company, Series
                MTN, 4.875%, 07/02/04......       6,877,472
                                             --------------
                                                 31,597,539
                                             --------------
              MEDICAL AND OTHER HEALTH SERVICES -- 0.46%
  1,250,000   HCA -- The Healthcare
                Company, 8.75%, 09/01/10...       1,326,616
    900,000   Health Net, Inc. -- 144A,
                8.375%, 04/15/11...........         902,266
  1,000,000   HealthSouth Corp., 10.75%,
                10/01/08...................       1,080,000
                                             --------------
                                                  3,308,882
                                             --------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 0.07%
    500,000   Owens & Minor, Inc. -- 144A,
                8.50%, 07/15/11............         503,750
                                             --------------
              METALS AND MINING -- 0.88%
  6,000,000   Alcoa, Inc., 7.375%,
                08/01/10...................       6,325,170
                                             --------------
              OIL, COAL AND GAS -- 4.05%
  3,000,000   Alberta Energy Corp. Ltd.,
                7.65%, 09/15/10............       3,161,502
  7,000,000   Alberta Energy Corp. Ltd.,
                8.125%, 09/15/30...........       7,544,810
  5,000,000   Anadarko Finance Company --
                144A, 6.75%, 05/01/11......       4,986,440
  1,250,000   Chesapeake Energy Corp. --
                144A, 8.125%, 04/01/11.....       1,168,750
  4,200,000   Coastal Corp., 7.75%,
                06/15/10...................       4,296,163
  6,000,000   Phillips Petroleum Company,
                8.75%, 05/25/10............       6,828,306
  1,000,000   Vintage Petroleum -- 144A,
                7.875%, 05/15/11...........         970,000
                                             --------------
                                                 28,955,971
                                             --------------
              OIL, COAL AND GAS: PIPELINES -- 1.30%
  3,000,000   Duke Energy Field Services,
                7.875%, 08/16/10...........       3,146,370
  6,000,000   Enron Corp., 6.50%,
                08/01/02...................       6,114,216
                                             --------------
                                                  9,260,586
                                             --------------

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PAPER AND FOREST PRODUCTS -- 1.02%
$ 7,000,000   International Paper Company,
                8.00%, 07/08/03............  $    7,322,917
                                             --------------
              PRIVATE ASSET BACKED: AUTOMOBILES -- 2.93%
  7,000,000   Daimler Chrysler Auto Trust,
                Series 01A, Class A3,
                5.16%, 01/06/05............       7,051,653
 13,700,000   Honda Auto Receivables Owner
                Trust, Series 01, Class A3,
                5.36%, 09/20/04............      13,855,125
                                             --------------
                                                 20,906,778
                                             --------------
              PRIVATE ASSET BACKED: BANKS -- 0.96%
  6,818,236   Washington Mutual, Inc.,
                Series 00-A1, Class A1,
                Floating Rate, 4.379%(+),
                06/25/24...................       6,840,702
                                             --------------
              PRIVATE ASSET BACKED: CREDIT CARDS -- 4.03%
 14,000,000   BA Credit Master Card Trust,
                Series 98-A, Class A,
                Floating Rate, 4.09%(+),
                04/15/05...................      14,011,942
  1,800,000   MBNA Corp., Series 00-B,
                Class C, Floating Rate,
                4.67%(+), 07/15/05.........       1,798,272
 13,000,000   Nextcard Credit Card Master
                Trust, Series 01-A, Class
                A, Floating Rate, 4.18%(+),
                04/16/07...................      13,000,000
                                             --------------
                                                 28,810,214
                                             --------------
              PRIVATE ASSET BACKED: FINANCE -- 14.42%
  9,508,466   ABSC Long Beach Home Equity
                Loan Trust, Series 00-LB1,
                Class AV, Floating Rate,
                4.34%(+), 08/21/30.........       9,513,163
  2,095,002   Bear Stearns Commercial
                Mortgage Securities, Series
                01, Class A1, 6.08%,
                02/15/35...................       2,073,621
 10,272,408   Chase Funding Mortgage Loan,
                Series 00-3, Class IIA1,
                Floating Rate, 3.30%(+),
                10/25/30...................      10,264,426
 10,800,000   Distribution Financial
                Services Floorplan Master
                Trust, Series 00-1A,
                Floating Rate, 4.29%(+),
                04/15/05...................      10,819,084
 16,000,000   Fannie Mae, Series 00-40,
                Class F, Floating Rate,
                4.30%(+), 12/25/22.........      15,994,736

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: FINANCE (CONTINUED)
$ 8,493,399   First Union National Bank --
                Bank of America, Series
                01-C1, Class A1, 5.711%,
                03/15/33...................  $    8,283,487
  8,512,306   GMAC Commercial Mortgage
                Securities, Inc., Series
                01-C1, Class A1, 5.99%,
                04/15/34...................       8,415,500
 11,400,000   GMAC SWIFT, Series 01-A7,
                Class A, Floating Rate,
                4.07%(+), 03/15/06.........      11,403,124
  7,718,974   Medallion Trust, Series
                00-1G, Class A1, Floating
                Rate, 4.97%(+), 07/12/31...       7,726,693
  6,881,859   PNC Mortgage Acceptance
                Corp., Series 01-C1, Class
                A1, 5.91%, 03/12/34........       6,735,041
 11,731,937   Sallie Mae Student Loan
                Trust, Series 00-1, Class
                A1L, Floating Rate,
                4.47%(+), 10/27/08.........      11,746,485
                                             --------------
                                                102,975,360
                                             --------------
              PUBLISHING -- 0.16%
  1,250,000   Primedia, Inc. -- 144A,
                8.875%, 05/15/11...........       1,156,250
                                             --------------
              RETAIL -- 2.84%
  7,000,000   Safeway, Inc., 6.50%,
                03/01/11...................       6,824,090
  7,000,000   Target Corp., 6.35%,
                01/15/11...................       6,911,170
  6,000,000   Wal-Mart Stores, Inc., 7.55%,
                02/15/30...................       6,532,572
                                             --------------
                                                 20,267,832
                                             --------------
              RETAIL: RESTAURANTS -- 0.18%
  1,250,000   Tricon Global Restaurants,
                Inc., 8.875%, 04/15/11.....       1,281,250
                                             --------------
              SPECIAL PURPOSE ENTITY -- 0.43%
  3,000,000   Osprey Trust -- 144A, 7.797%,
                01/15/03...................       3,063,432
                                             --------------
              TELECOMMUNICATIONS -- 3.57%
  8,000,000   British Telecom PLC, Floating
                Rate, 5.185%(+),
                12/15/03...................       8,093,240
  1,000,000   Insight Midwest -- 144A,
                10.50%, 11/01/10(a)........       1,055,000
  1,250,000   Rogers Wireless,
                Inc. -- 144A, 9.625%,
                05/01/11...................       1,256,250

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TELECOMMUNICATIONS (CONTINUED)
$ 3,000,000   Telus Corp., 8.00%,
                06/01/11...................  $    3,066,666
  5,300,000   Worldcom, Inc., Floating
                Rate, 4.305%(+),
                11/26/01...................       5,287,852
  6,900,000   Worldcom, Inc., 7.50%,
                05/15/11...................       6,718,185
                                             --------------
                                                 25,477,193
                                             --------------
              UTILITIES: ELECTRIC -- 0.94%
    750,000   AES Corp., 9.50%, 06/01/09...         765,000
  1,000,000   CMS Energy, 9.875%,
                10/15/07...................       1,042,398
  5,000,000   Exelon Corp., 6.75%,
                05/01/11...................       4,921,890
                                             --------------
                                                  6,729,288
                                             --------------
              TOTAL CORPORATE BONDS AND
              NOTES (Cost $433,875,294)....     435,845,622
                                             --------------
              FOREIGN GOVERNMENT OBLIGATIONS -- 1.59%
  6,000,000   Austria Government Bond,
                3.40%, 10/20/04............       4,906,698
  7,400,000   Republic of France OAT,
                5.50%, 10/25/07............       6,468,184
                                             --------------
              TOTAL FOREIGN GOVERNMENT
              OBLIGATIONS (Cost
              $12,164,760).................      11,374,882
                                             --------------
              SHORT TERM US GOVERNMENT AGENCY
              SECURITIES -- 5.58%
              FREDDIE MAC
 40,000,000   3.79%, 07/31/01
                (Cost $39,869,456).........      39,869,456
                                             --------------
              COMMERCIAL PAPER -- 1.21%
  8,600,000   American General Corp.,
                4.02%, 07/12/01 (Cost
                $8,600,000)................       8,600,000
                                             --------------
  SHARES
  ------
              REGULATED INVESTMENT COMPANIES -- 1.12%
  3,230,497   Dreyfus Cash Management Plus
                Fund(b)....................       3,230,497
  4,764,983   Merrimac Cash Fund -- Premium
                Class(b)...................       4,764,983
                                             --------------
              TOTAL REGULATED INVESTMENT
              COMPANIES (Cost
              $7,995,480)..................       7,995,480
                                             --------------
 PRINCIPAL
 ---------
              TIME DEPOSITS -- 8.10%
$ 9,867,400   American Express Centurion
                Bank, 4.00%, 07/09/01(b)...       9,867,400
  5,494,621   Bank of Montreal, 3.99%,
                07/02/01(b)................       5,494,621

 PRINCIPAL                                       VALUE
 ---------                                   --------------

              TIME DEPOSITS (CONTINUED)
$10,615,295   Bank of Montreal, 3.80%,
                07/12/01(b)................  $   10,615,295
  5,494,621   Bank of Nova Scotia, 4.07%,
                07/13/01(b)................       5,494,621
  6,775,652   Fleet National Bank, 4.21%,
                07/02/01(b)................       6,775,652
 13,344,079   Keybank, 4.13%,
                07/02/01(b)................      13,344,079
  4,709,675   Royal Bank of Canada, 4.00%,
                07/02/01(b)................       4,709,675
  1,569,892   Toronto Dominion Bank, 4.06%,
                07/02/01(b)................       1,569,892
                                             --------------
              TOTAL TIME DEPOSITS
              (Cost $57,871,235)...........      57,871,235
                                             --------------
              SHORT TERM CORPORATE NOTES -- 10.21%
  7,996,412   American Express Centurion
                Bank, Floating Rate,
                4.01%(+), 10/05/01(b)......       7,996,412
  3,472,276   Branch Banking & Trust,
                Floating Rate, 3.86%(+),
                11/20/01(b)................       3,472,276
 16,152,486   Credit Suisse First Boston
                Corp., Floating Rate,
                4.23%(+), 05/07/02(b)......      16,152,486
  1,852,707   First Union National Bank,
                Floating Rate, 4.00%(+),
                03/12/02(b)................       1,852,707
  9,076,244   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                4.23%(+), 07/05/01(b)......       9,076,244
 19,860,728   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                4.23%(+), 10/01/01(b)......      19,860,728
 14,500,000   Prudential Securities, Inc.,
                Floating Rate, 4.40%(+),
                09/06/01(b)................      14,500,000
                                             --------------
              TOTAL SHORT TERM CORPORATE
              NOTES (Cost $72,910,853).....      72,910,853
                                             --------------
              TOTAL SECURITIES
              (Cost $1,016,446,747)........   1,016,659,027
                                             --------------

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              REPURCHASE AGREEMENT -- 3.25%
$23,218,371   With Investors Bank & Trust,
                dated 06/29/01, 3.08%, due
                07/02/01, repurchase
                proceeds at maturity
                $23,224,330 (Collateralized
                by Freddie Mac, 4.93%, due
                02/15/08, with a value of
                $14,162,978 and Freddie
                Mac, 7.00%, due 06/15/11,
                with a value of
                $10,216,312)
                (Cost $23,218,371).........  $   23,218,371
                                             --------------
              Total Investments -- 145.62%
              (Cost $1,039,665,118)........   1,039,877,398
              Liabilities less other
              assets -- (45.62)%...........    (325,756,065)
                                             --------------
              NET ASSETS -- 100.00%........  $  714,121,333
                                             ==============


The aggregate cost of securities for federal income tax purposes at June 30, 2001, is $1,039,665,118.
The following amount is based on costs for federal income tax purposes:


    Gross unrealized appreciation...........  $ 5,675,920
    Gross unrealized depreciation...........   (5,463,640)
                                              -----------
    Net unrealized appreciation.............  $   212,280
                                              ===========

---------------

(a)       All or part of this security is on loan.
(b)       Collateral for securities on loan.
(+) This interest rate is subject to change monthly based on the London Interbank Offered Rate
          ("LIBOR"). The rate shown was in effect at June
          30, 2001.
TBA To be assigned. Securities are purchased on a forward commitment basis with approximate principal amount (generally +/- 1.0%) and general stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK -- 61.18%
              ADVERTISING -- 0.08%
      4,600   Omnicom Group, Inc. ...........  $    395,600
                                               ------------
              AEROSPACE -- 1.19%
     50,800   Boeing Company.................     2,824,480
     12,100   General Dynamics Corp. ........       941,501
      3,400   Goodrich Corp. ................       129,132
     24,900   Lockheed Martin Corp. .........       922,545
      2,500   Northrop Grumman Corp. ........       200,250
      5,900   Raytheon Company(a)............       156,645
     12,500   United Technologies Corp. .....       915,750
                                               ------------
                                                  6,090,303
                                               ------------
              AGRICULTURAL EQUIPMENT -- 0.05%
      6,600   Deere & Company................       249,810
                                               ------------
              AIRLINES -- 0.12%
      2,600   AMR Corp.(c)...................        93,938
      3,400   Delta Air Lines, Inc. .........       149,872
     19,550   Southwest Airlines Company,
                Inc. ........................       361,480
                                               ------------
                                                    605,290
                                               ------------
              APPAREL -- 0.03%
      1,400   Liz Claiborne, Inc. ...........        70,630
      2,800   V. F. Corp. ...................       101,864
                                               ------------
                                                    172,494
                                               ------------
              AUTOMOTIVE EQUIPMENT -- 0.24%
      4,000   AutoZone, Inc.(c)..............       150,000
     32,600   Delphi Automotive Systems
                Corp. .......................       519,318
      5,300   Genuine Parts Company..........       166,950
      2,500   Johnson Controls, Inc. ........       181,175
      2,800   TRW, Inc. .....................       114,800
      4,146   Visteon Corp. .................        76,203
                                               ------------
                                                  1,208,446
                                               ------------
              BANKS -- 4.55%
      9,400   AmSouth Bancorp................       173,806
     72,900   Bank of America Corp. .........     4,376,187
     19,600   Bank of New York Company,
                Inc. ........................       940,800
     31,600   Bank One Corp. ................     1,131,280
     10,900   BB&T Corp. ....................       400,030
      4,840   Charter One Financial, Inc. ...       154,396
      7,500   Comerica, Inc. ................       432,000
     15,698   Fifth Third Bancorp............       942,665
     27,200   First Union Corp. .............       950,368
     28,302   FleetBoston Financial Corp. ...     1,116,514
      6,800   Golden West Financial Corp. ...       436,832

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              BANKS (CONTINUED)
      6,800   Huntington Bancshares, Inc. ...  $    111,180
     55,800   J.P. Morgan Chase & Company....     2,488,680
     11,600   KeyCorp. ......................       302,180
     14,100   Mellon Financial Corp. ........       648,600
     16,600   National City Corp. ...........       510,948
      5,600   Northern Trust Corp. ..........       350,000
      7,500   PNC Financial Services Group...       493,425
      5,500   Regions Financial Corp. .......       176,000
      9,100   SouthTrust Corp. ..............       236,600
      9,800   State Street Corp. ............       485,002
      7,300   SunTrust Banks, Inc. ..........       472,894
      8,000   Synovus Financial Corp. .......       251,040
      3,100   Union Planters Corp. ..........       135,160
     51,832   U.S. Bancorp...................     1,181,251
      5,200   Wachovia Corp. ................       369,980
     49,500   Washington Mutual, Inc. .......     1,858,725
     46,600   Wells Fargo & Company..........     2,163,638
                                               ------------
                                                 23,290,181
                                               ------------
              BUILDING MATERIALS -- 0.06%
     12,200   Masco Corp. ...................       304,512
                                               ------------
              BUSINESS SERVICES -- 0.39%
      4,100   Convergys Corp.(c).............       124,025
      3,800   Ecolab, Inc. ..................       155,686
     10,900   First Data Corp. ..............       700,325
      7,000   Fiserv, Inc.(c)................       447,860
      5,100   Paychex, Inc. .................       204,000
      7,100   Robert Half International,
                Inc.(c)......................       176,719
      3,200   TMP Worldwide, Inc.(a)(c)......       192,000
                                               ------------
                                                  2,000,615
                                               ------------
              CHEMICALS -- 0.56%
      6,400   Air Products and Chemicals,
                Inc. ........................       292,800
      1,500   Ashland, Inc. .................        60,150
      2,300   Eastman Chemical Company.......       109,549
     30,700   E. I. du Pont de Nemours and
                Company......................     1,480,968
      3,100   Engelhard Corp. ...............        79,949
      1,000   FMC Corp.(c)...................        68,560
      1,700   Great Lakes Chemical Corp. ....        52,445
      2,900   International Flavors &
                Fragrances, Inc. ............        72,877
      4,400   PPG Industries, Inc. ..........       231,308

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              CHEMICALS (CONTINUED)
      4,400   Praxair, Inc. .................  $    206,800
      5,800   Rohm and Haas Company..........       190,820
      1,200   Sigma-Aldrich Corp. ...........        46,344
                                               ------------
                                                  2,892,570
                                               ------------
              COMMUNICATIONS EQUIPMENT -- 0.50%
      7,600   Comverse Technology, Inc.(c)...       433,960
     25,700   Corning, Inc. .................       429,447
     17,100   JDS Uniphase Corp.(c)..........       213,750
     21,200   QUALCOMM, Inc.(c)..............     1,239,776
      6,100   Scientific-Atlanta, Inc. ......       247,660
                                               ------------
                                                  2,564,593
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 2.27%
      8,100   Apple Computer, Inc.(c)........       188,325
      2,900   Avery Dennison Corp. ..........       148,045
     48,100   Compaq Computer Corp. .........       745,069
     72,600   Dell Computer Corp.(c).........     1,898,490
      7,600   Gateway, Inc.(a)(c)............       125,020
     25,200   Hewlett-Packard Company........       720,720
     50,300   International Business Machines
                Corp. .......................     5,683,900
      3,400   Lexmark International,
                Inc.(c)......................       228,650
      8,800   Network Appliance, Inc.(c).....       120,560
      6,600   Pitney Bowes, Inc. ............       277,992
     95,000   Sun Microsystems, Inc.(c)......     1,493,400
                                               ------------
                                                 11,630,171
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 4.72%
      6,200   Adobe Systems, Inc. ...........       291,400
      1,200   Autodesk, Inc. ................        44,760
     17,500   Automatic Data Processing,
                Inc. ........................       869,750
     14,800   BMC Software, Inc.(c)..........       333,592
    207,000   Cisco Systems, Inc.(c).........     3,767,400
     34,000   Computer Associates
                International, Inc. .........     1,224,000
      5,200   Computer Sciences Corp.(c).....       179,920
      8,700   Compuware Corp.(c).............       121,713
     12,700   Electronic Data Systems
                Corp. .......................       793,750
      5,200   Intuit, Inc.(c)................       207,948
      3,600   Mercury Interactive Corp.(c)...       215,640
    151,900   Microsoft Corp.(c).............    11,088,700
      2,200   NCR Corp.(c)...................       103,400
      8,300   Novell, Inc.(c)................        47,227
    160,900   Oracle Corp.(c)................     3,057,100

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              COMPUTER SOFTWARE AND SERVICES (CONTINUED)
     10,700   PeopleSoft, Inc.(c)............  $    526,761
     11,100   Siebel Systems, Inc.(c)........       520,590
     11,300   Veritas Software Corp.(c)......       751,789
                                               ------------
                                                 24,145,440
                                               ------------
              CONSTRUCTION -- 0.03%
      1,600   Centex Corp. ..................        65,200
      1,200   KB Home........................        36,204
      1,900   Pulte Homes, Inc.(a)...........        80,997
                                               ------------
                                                    182,401
                                               ------------
              CONSUMER GOODS AND SERVICES -- 4.13%
        800   Alberto-Culver Company -- Class
                B(a).........................        33,632
      6,600   Avon Products, Inc. ...........       305,448
      2,000   Brunswick Corp. ...............        48,060
     25,200   Cendant Corp.(a)(c)............       491,400
      5,200   Clorox Company.................       176,020
     15,900   Colgate-Palmolive Company......       937,941
      8,800   Eastman Kodak Company..........       410,784
      7,000   FedEx Corp.(c).................       281,400
      3,800   Fortune Brands, Inc. ..........       145,768
    285,400   General Electric Company.......    13,913,250
     29,400   Gillette Company...............       852,306
     15,300   Kimberly-Clark Corp. ..........       855,270
      5,300   Leggett & Platt, Inc. .........       116,759
        900   Maytag Corp. ..................        26,334
      1,100   National Service Industries,
                Inc. ........................        24,827
      7,700   Newell Rubbermaid, Inc. .......       193,270
      4,100   Pactiv Corp.(c)................        54,940
     17,800   Procter & Gamble Company.......     1,135,640
      8,900   Ralston Purina Group...........       267,178
      3,700   Sabre Holdings Corp.(c)........       185,000
      3,800   Sherwin-Williams Company.......        84,360
      1,700   Tupperware Corp. ..............        39,831
      7,900   Unilever N.V. (ADR)............       470,603
      1,700   Whirlpool Corp. ...............       106,250
                                               ------------
                                                 21,156,271
                                               ------------
              DISTRIBUTOR -- 0.02%
      2,300   W.W. Grainger, Inc. ...........        94,668
                                               ------------
              ELECTRONICS -- 0.28%
     12,500   Agilent Technologies,
                Inc.(c)......................       406,250
     12,000   Emerson Electric Company.......       726,000

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              ELECTRONICS (CONTINUED)
      4,900   Rockwell International
                Corp. .......................  $    186,788
      4,300   Tektronix, Inc.(c).............       116,745
                                               ------------
                                                  1,435,783
                                               ------------
              ENVIRONMENTAL MANAGEMENT SERVICES -- 0.12%
      7,200   Allied Waste Industries,
                Inc.(c)......................       134,496
     15,900   Waste Management, Inc. ........       490,038
                                               ------------
                                                    624,534
                                               ------------
              FINANCIAL SERVICES -- 5.58%
     38,200   American Express Company.......     1,482,160
     22,600   American General Corp. ........     1,049,770
      5,800   Bear Stearns Companies,
                Inc. ........................       342,026
      5,700   Capital One Financial Corp. ...       342,000
    144,699   Citigroup, Inc. ...............     7,645,895
      9,600   Concord EFS, Inc.(c)...........       499,296
      5,300   Countrywide Credit Industries,
                Inc. ........................       243,164
      1,800   Deluxe Corp. ..................        52,020
      3,300   Equifax, Inc. .................       121,044
     58,900   Fannie Mae.....................     5,015,335
      7,300   Franklin Resources, Inc. ......       334,121
     40,500   Freddie Mac....................     2,835,000
      4,700   H & R Block, Inc. .............       303,385
     21,300   Household International,
                Inc. ........................     1,420,710
      7,000   Lehman Brothers Holdings,
                Inc. ........................       544,250
     24,900   MBNA Corp. ....................       820,455
     37,600   Merrill Lynch & Company,
                Inc. ........................     2,227,800
      3,800   Moody's Corp. .................       127,300
     32,100   Morgan Stanley Dean Witter &
                Company......................     2,061,783
      7,400   Providian Financial Corp.(a)...       438,080
      5,900   Stilwell Financial, Inc. ......       198,004
      3,300   T. Rowe Price Group, Inc. .....       123,387
      4,600   USA Education, Inc.(a).........       335,800
                                               ------------
                                                 28,562,785
                                               ------------
              FOOD AND BEVERAGES -- 3.03%
      1,400   Adolph Coors Company -- Class
                B............................        70,252
     10,800   Albertson's, Inc.(a)...........       323,892
     25,100   Anheuser-Busch Companies,
                Inc. ........................     1,034,120
     28,800   Archer-Daniels-Midland
                Company......................       374,400
      1,100   Brown-Forman Corp. -- Class
                B............................        70,334
     10,400   Campbell Soup Company..........       267,800
     70,600   Coca-Cola Company..............     3,177,000

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              FOOD AND BEVERAGES (CONTINUED)
     13,100   ConAgra Foods, Inc. ...........  $    259,511
      7,000   General Mills, Inc. ...........       306,460
      2,500   Hershey Foods Corp. ...........       154,275
      8,600   H.J. Heinz Company.............       351,654
     11,100   Kellogg Company................       321,900
      4,300   Pepsi Bottling Group, Inc. ....       172,430
     40,700   PepsiCo, Inc. .................     1,798,940
    102,300   Philip Morris Companies,
                Inc. ........................     5,191,725
      3,600   Quaker Oats Company............       328,500
     22,800   Sara Lee Corp. ................       431,832
     19,100   SYSCO Corp. ...................       518,565
      5,300   UST, Inc. .....................       152,958
      4,800   Wm. Wrigley Jr. Company........       224,880
                                               ------------
                                                 15,531,428
                                               ------------
              INSURANCE -- 3.07%
     28,900   AFLAC, Inc. ...................       910,061
     32,700   Allstate Corp. ................     1,438,473
      4,200   Ambac Financial Group, Inc. ...       244,440
     66,100   American International Group,
                Inc.(a)......................     5,684,600
      5,400   Aon Corp. .....................       189,000
      6,500   Chubb Corp. ...................       503,295
      4,300   CIGNA Corp. ...................       412,026
      6,100   Cincinnati Financial Corp. ....       240,950
      8,200   Conseco, Inc.(a)(c)............       111,930
     13,500   Hartford Financial Services
                Group, Inc. .................       923,400
      4,650   Jefferson-Pilot Corp. .........       224,688
      9,800   Lincoln National Corp. ........       507,150
      8,600   Loews Corp. ...................       554,098
      8,100   Marsh & McLennan Companies,
                Inc. ........................       818,100
      9,000   MBIA, Inc. ....................       501,120
     21,800   MetLife, Inc.(a)...............       675,364
      2,900   MGIC Investment Corp. .........       210,656
      4,200   Progressive Corp. .............       567,798
      3,200   SAFECO Corp. ..................        94,400
      5,800   St. Paul Companies, Inc. ......       294,002
      4,000   Torchmark Corp. ...............       160,840
     14,100   UnumProvident Corp.(a).........       452,892
                                               ------------
                                                 15,719,283
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              LEISURE AND RECREATION -- 0.25%
     17,400   Carnival Corp. ................  $    534,180
      3,300   Harrah's Entertainment,
                Inc.(c)......................       116,490
      8,000   Hilton Hotels Corp. ...........        92,800
      6,200   Marriott International, Inc. --
                Class A......................       293,508
      7,100   Starwood Hotels & Resorts
                Worldwide, Inc. .............       264,688
                                               ------------
                                                  1,301,666
                                               ------------
              MACHINERY AND OTHER PRODUCTS -- 0.17%
      9,500   Caterpillar, Inc. .............       475,475
      5,600   Dover Corp. ...................       210,840
      4,200   Ingersoll-Rand Company.........       173,040
                                               ------------
                                                    859,355
                                               ------------
              MANUFACTURING -- 1.66%
      1,000   Ball Corp. ....................        47,560
      1,400   Bemis Company, Inc. ...........        56,238
      2,800   Cooper Industries, Inc. .......       110,852
      2,000   Crane Company..................        62,000
      3,600   Danaher Corp. .................       201,600
      1,800   Eaton Corp. ...................       126,180
     21,400   Honeywell International,
                Inc. ........................       748,786
      8,400   Illinois Tool Works, Inc. .....       531,720
      2,200   ITT Industries, Inc. ..........        97,350
     10,300   Minnesota Mining and
                Manufacturing Company........     1,175,230
      3,000   Parker-Hannifin Corp. .........       127,320
      2,700   Power-One, Inc.(a)(c)..........        44,928
      3,800   Textron, Inc. .................       209,152
      1,700   Timken Corp. ..................        28,798
     90,050   Tyco International, Ltd.(a)....     4,907,725
                                               ------------
                                                  8,475,439
                                               ------------
              MEDIA -- 2.93%
    203,000   AOL Time Warner, Inc.(c).......    10,759,000
      7,100   Gannett Company, Inc. .........       467,890
      5,200   McGraw-Hill Companies, Inc. ...       343,980
      1,000   Meredith Corp. ................        35,810
     49,900   Viacom, Inc. -- Class B(c).....     2,582,325
     27,300   Walt Disney Company............       788,697
                                               ------------
                                                 14,977,702
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 0.56%
      7,100   HCA -- The Healthcare Company..       320,849
     15,800   HEALTHSOUTH Corp.(c)...........       252,326

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              MEDICAL AND OTHER HEALTH SERVICES (CONTINUED)
      4,300   Humana, Inc.(c)................  $     42,355
      7,200   IMS Health, Inc. ..............       205,200
      4,800   Manor Care, Inc.(c)............       152,400
      7,000   McKesson HBOC, Inc. ...........       259,840
      9,500   Tenet Healthcare Corp.(c)......       490,105
     14,300   UnitedHealth Group, Inc. ......       883,025
      2,600   Wellpoint Health Networks,
                Inc.(c)......................       245,024
                                               ------------
                                                  2,851,124
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 1.76%
      1,600   Bausch & Lomb, Inc. ...........        57,984
     16,600   Baxter International, Inc. ....       813,400
      6,800   Becton, Dickinson & Company....       243,372
      9,350   Biomet, Inc. ..................       449,361
      9,600   Boston Scientific Corp.(c).....       163,200
      4,700   Chiron Corp.(c)................       239,700
      1,400   C.R. Bard, Inc. ...............        79,730
      8,400   Guidant Corp.(c)...............       302,400
     92,234   Johnson & Johnson..............     4,611,700
     33,000   Medtronic, Inc. ...............     1,518,330
      4,000   St. Jude Medical, Inc.(a)(c)...       240,000
      5,400   Stryker Corp. .................       296,190
                                               ------------
                                                  9,015,367
                                               ------------
              METALS AND MINING -- 0.35%
      9,000   Alcan, Inc. ...................       378,180
     24,600   Alcoa, Inc. ...................       969,240
      9,600   Barrick Gold Corp.(a)..........       145,440
      2,900   Homestake Mining Company.......        22,475
      4,100   Inco, Ltd.(c)..................        70,766
      2,200   Nucor Corp.(a).................       107,558
      8,100   Placer Dome, Inc.(a)...........        79,380
                                               ------------
                                                  1,773,039
                                               ------------
              MOTOR VEHICLES -- 0.78%
    106,600   Ford Motor Company.............     2,617,030
     14,600   General Motors Corp. ..........       939,510
      4,000   Harley-Davidson, Inc. .........       188,320
      3,300   Navistar International
                Corp.(c).....................        92,829
      3,100   PACCAR, Inc. ..................       159,402
                                               ------------
                                                  3,997,091
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              OIL, COAL AND GAS -- 5.49%
      4,100   Amerada Hess Corp. ............  $    331,280
     14,400   Anadarko Petroleum Corp. ......       778,032
      3,800   Apache Corp. ..................       192,850
     12,200   Baker Hughes, Inc. ............       408,700
     10,100   Burlington Resources, Inc. ....       403,495
     37,800   Chevron Corp. .................     3,420,900
     34,500   Conoco, Inc. -- Class B........       997,050
      4,800   Devon Energy Corp.(a)..........       252,000
      5,300   EOG Resources, Inc. ...........       188,415
     98,900   Exxon Mobil Corp. .............     8,638,915
     12,900   Halliburton Company(a).........       459,240
      2,900   Kerr-McGee Corp. ..............       192,183
      4,500   Nabors Industries, Inc.(c).....       167,400
      4,900   Noble Drilling Corp.(c)........       160,475
     20,900   Occidental Petroleum Corp. ....       555,731
      2,200   ONEOK, Inc. ...................        43,340
     14,100   Phillips Petroleum
                Company(a)...................       803,700
      3,300   Rowan Companies, Inc.(c).......        72,930
    100,100   Royal Dutch Petroleum Company..     5,832,827
      3,300   Sunoco, Inc. ..................       120,879
     32,400   Texaco, Inc. ..................     2,157,840
      6,700   Tosco Corp. ...................       295,135
      8,200   Transocean Sedco Forex,
                Inc.(a)......................       338,250
      7,100   Union Pacific Resources Group,
                Inc. ........................       389,861
     14,000   Unocal Corp. ..................       478,100
     14,500   USX-Marathon Group.............       427,895
                                               ------------
                                                 28,107,423
                                               ------------
              OIL, COAL AND GAS: PIPELINES -- 0.52%
      9,100   Dynegy, Inc. -- Class A........       423,150
     14,286   El Paso Corp. .................       750,586
     20,000   Enron Corp. ...................       980,000
      3,200   Kinder Morgan, Inc.(a).........       160,800
     10,900   Williams Companies, Inc. ......       359,155
                                               ------------
                                                  2,673,691
                                               ------------
              PAPER AND FOREST PRODUCTS -- 0.29%
      1,600   Boise Cascade Corp. ...........        56,272
      6,600   Georgia-Pacific Group..........       223,410
     13,700   International Paper Company....       489,090
      3,000   Mead Corp. ....................        81,420
      1,600   Temple-Inland, Inc. ...........        85,264
      2,800   Westvaco Corp. ................        68,012

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              PAPER AND FOREST PRODUCTS (CONTINUED)
      6,300   Weyerhaeuser Company...........  $    346,311
      2,500   Willamette Industries, Inc. ...       123,750
                                               ------------
                                                  1,473,529
                                               ------------
              PHARMACEUTICALS -- 4.84%
     45,200   Abbott Laboratories............     2,170,052
      3,800   Allergan, Inc. ................       324,900
     17,400   American Home Products
                Corp. .......................     1,016,856
     55,400   Bristol-Myers Squibb Company...     2,897,420
     11,850   Cardinal Health, Inc. .........       817,650
     32,200   Eli Lilly & Company............     2,382,800
      4,900   Forest Laboratories, Inc.(c)...       347,900
      4,500   King Pharmaceuticals,
                Inc.(c)......................       241,875
     67,500   Merck & Company, Inc. .........     4,313,925
    179,400   Pfizer, Inc. ..................     7,184,970
     35,200   Pharmacia Corp. ...............     1,617,440
     39,900   Schering-Plough Corp. .........     1,445,976
                                               ------------
                                                 24,761,764
                                               ------------
              PUBLISHING -- 0.09%
      2,100   Dow Jones & Company, Inc. .....       125,391
      1,500   Harcourt General, Inc. ........        87,285
      4,300   New York Times Company -- Class
                A............................       180,600
      1,600   R.R. Donnelley and Sons
                Company......................        47,520
                                               ------------
                                                    440,796
                                               ------------
              RESEARCH AND DEVELOPMENT -- 0.26%
     13,800   Amgen, Inc.(c).................       837,384
      3,900   Biogen, Inc.(a)(c).............       212,004
      5,800   Medimmune, Inc.(c).............       273,760
                                               ------------
                                                  1,323,148
                                               ------------
              RETAIL -- 3.10%
      8,200   Bed Bath & Beyond, Inc.(c).....       246,000
     12,200   Best Buy Company, Inc.(c)......       774,944
     13,300   Costco Wholesale Corp.(c)......       546,364
     10,700   CVS Corp. .....................       413,020
      4,600   Federated Department Stores,
                Inc.(c)......................       195,500
     65,600   Home Depot, Inc. ..............     3,053,680
      7,600   J.C. Penney Company, Inc. .....       200,336
      9,200   Kohl's Corp.(c)................       577,116
     21,000   Kroger Company(c)..............       525,000
      9,100   Limited (The), Inc. ...........       150,332
     11,400   Lowe's Companies, Inc. ........       827,070

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              RETAIL (CONTINUED)
     13,700   May Department Stores
                Company......................  $    469,362
      8,000   Nike, Inc. -- Class B..........       335,920
      7,800   Office Depot, Inc.(c)..........        80,964
      1,200   Reebok International
                Ltd.(a)(c)...................        38,340
     13,200   Safeway, Inc.(c)...............       633,600
     14,700   Sears, Roebuck & Company.......       621,957
      7,900   Staples, Inc.(c)...............       126,321
      3,500   SUPERVALU, Inc. ...............        61,425
     25,100   Target Corp. ..................       868,460
     24,500   The Gap, Inc. .................       710,500
      7,200   TJX Companies, Inc. ...........       229,464
      5,000   Toys "R" Us, Inc.(c)...........       123,750
     28,000   Walgreen Company...............       956,200
     62,000   Wal-Mart Stores, Inc. .........     3,025,600
      3,900   Winn-Dixie Stores, Inc. .......       101,907
                                               ------------
                                                 15,893,132
                                               ------------
              RETAIL: RESTAURANTS -- 0.33%
      3,600   Darden Restaurants, Inc. ......       100,440
     36,800   McDonald's Corp. ..............       995,808
     13,800   Starbucks Corp.(a)(c)..........       317,400
      3,200   Tricon Global Restaurants,
                Inc.(c)......................       140,480
      4,900   Wendy's International, Inc. ...       125,146
                                               ------------
                                                  1,679,274
                                               ------------
              SCIENTIFIC INSTRUMENTS -- 0.08%
      5,700   Applera Corp. -- Applied
                Biosystems Group.............       152,475
      4,000   PerkinElmer, Inc. .............       110,120
      6,300   Thermo Electron Corp.(c).......       138,726
                                               ------------
                                                    401,321
                                               ------------
              SEMICONDUCTORS  -- 1.82%
     10,200   Advanced Micro Devices,
                Inc.(c)......................       294,576
     10,100   Analog Devices, Inc.(c)........       436,825
      4,200   Broadcom Corp. -- Class A(c)...       179,592
    194,600   Intel Corp. ...................     5,692,050
      9,300   Linear Technology Corp. .......       411,246
     10,400   Maxim Integrated Products,
                Inc.(c)......................       459,784
      7,400   Micron Technology, Inc.(c).....       304,140
      4,200   Novellus System, Inc.(c).......       238,518
     24,100   Texas Instruments, Inc. .......       759,150

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              SEMICONDUCTORS (CONTINUED)
      5,000   Vitesse Semiconductor
                Corp.(a)(c)..................  $    105,200
     10,100   Xilinx, Inc.(c)................       416,524
                                               ------------
                                                  9,297,605
                                               ------------
              TELECOMMUNICATIONS -- 2.70%
      4,300   ALLTEL Corp. ..................       263,418
     95,300   AT&T Corp. ....................     2,096,600
      6,700   Avaya, Inc.(c).................        91,790
     51,000   BellSouth Corp. ...............     2,053,770
      3,200   CenturyTel, Inc.(a)............        96,960
     97,000   SBC Communications, Inc. ......     3,885,820
     78,200   Verizon Communications,
                Inc. ........................     4,183,700
     81,100   Worldcom, Inc. -- Worldcom
                Group(c).....................     1,151,620
                                               ------------
                                                 13,823,678
                                               ------------
              TOOLS -- 0.04%
      1,900   Black & Decker Corp. ..........        74,974
      1,300   Snap-on, Inc. .................        31,408
      2,400   Stanley Works..................       100,512
                                               ------------
                                                    206,894
                                               ------------
              TOYS -- 0.04%
     11,100   Mattel, Inc. ..................       210,012
                                               ------------
              TRANSPORTATION -- 0.20%
     14,400   Burlington Northern Santa Fe
                Corp. .......................       434,448
      5,800   CSX Corp. .....................       210,192
     17,900   Norfolk Southern Corp. ........       370,530
                                               ------------
                                                  1,015,170
                                               ------------
              UTILITIES -- 1.90%
      5,000   Alleghany Energy, Inc. ........       241,250
      4,100   Ameren Corp. ..................       175,070
      8,940   American Electric Power
                Company, Inc.(a).............       412,760
      7,200   Cinergy Corp. .................       251,640
      8,100   CMS Energy Corp. ..............       225,585
      5,400   Consolidated Edison, Inc.(a)...       214,920
      6,800   Constellation Energy Group,
                Inc. ........................       289,680
      3,700   DTE Energy Company.............       171,828
     14,500   Dominion Resources, Inc. ......       871,885
     21,700   Duke Energy Corp. .............       846,517
     10,000   Entergy Corp. .................       383,900
      9,300   Exelon Corp. ..................       596,316

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              UTILITIES (CONTINUED)
     10,200   FirstEnergy Corp. .............  $    328,032
      5,200   FPL Group, Inc. ...............       313,092
      3,300   GPU, Inc.(a)...................       115,995
      6,300   KeySpan Corp. .................       229,824
      9,377   Mirant Corp.(c)................       322,569
      3,700   Niagara Mohawk Holdings,
                Inc.(c)......................        65,453
        500   NICOR, Inc. ...................        19,490
      8,200   NiSource, Inc. ................       224,106
      1,000   Peoples Energy Corp. ..........        40,200
      4,000   Pinnacle West Capital Corp. ...       189,600
      6,600   PPL Corp.(a)...................       363,000
     13,400   Progress Energy, Inc.(c).......       431,232
      5,800   Public Service Enterprise
                Group, Inc. .................       283,620
     16,200   Reliant Energy, Inc. ..........       521,802
      9,500   Sempra Energy..................       259,730
     19,800   Southern Company...............       460,350
      9,600   TXU Corp. .....................       462,624
     15,400   Xcel Energy, Inc. .............       438,130
                                               ------------
                                                  9,750,200
                                               ------------
              TOTAL COMMON STOCK (Cost
              $323,627,910)..................   313,165,598
                                               ------------
 PRINCIPAL
 ---------
              CORPORATE BONDS AND NOTES -- 24.28%
              ADVERTISING -- 0.06%
$   300,000   Lamar Media Corp., 8.625%,
                09/15/07.....................       306,000
                                               ------------
              AEROSPACE -- 0.04%
    225,000   BE Aerospace, Inc. -- 144A,
                8.875%, 05/01/11.............       222,750
                                               ------------
              AUTOMOTIVE -- 0.19%
  1,000,000   Ford Motor Company, 7.45%,
                07/16/31.....................       959,818
                                               ------------
              BANKS -- 0.22%
    100,000   Cho Hung Bank -- 144A, 11.50%,
                04/01/10.....................       104,080
  1,000,000   Wachovia Corp.,
                6.70%, 06/21/04..............     1,033,114
                                               ------------
                                                  1,137,194
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              CHEMICALS -- 0.24%
$   500,000   Lyondell Chemical Company,
                Series B, 9.875%, 05/01/07...  $    496,250
    750,000   Scotts Company, 8.625%,
                01/15/09.....................       757,500
                                               ------------
                                                  1,253,750
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 0.40%
  1,000,000   Sun Microsystems, Inc., 7.50%,
                08/15/06.....................     1,031,462
  1,000,000   Sun Microsystems, Inc., 7.65%,
                08/15/09.....................     1,016,166
                                               ------------
                                                  2,047,628
                                               ------------
              CONSTRUCTION -- 0.21%
    600,000   D.R. Horton, Inc., 8.00%,
                02/01/09.....................       579,000
    500,000   KB Home, 9.50%, 02/15/11.......       502,500
                                               ------------
                                                  1,081,500
                                               ------------
              CONSUMER GOODS AND SERVICES -- 0.45%
  2,200,000   Procter & Gamble Company,
                6.875%, 09/15/09.............     2,283,263
                                               ------------
              DISTRIBUTION -- 0.04%
    200,000   Owens & Minor, Inc. -- 144A,
                8.50%, 07/15/11..............       201,500
                                               ------------
              FINANCE -- 3.40%
  2,000,000   Boeing Capital Corp., 5.65%,
                05/15/06.....................     1,981,768
  2,000,000   Caterpillar Financial Service
                Corp., 5.95%, 05/01/06.......     1,996,756
  2,000,000   Citigroup, Inc., 7.25%,
                10/01/10.....................     2,080,436
  2,000,000   Household Finance Corp., 6.50%,
                01/24/06.....................     2,026,992
  2,000,000   MBNA Corp., Series MTNC,
                6.963%, 09/12/02.............     2,040,774
  2,000,000   Merrill Lynch & Company, 5.35%,
                06/15/04.....................     1,993,954
  2,000,000   Morgan Stanley Dean Witter &
                Company, 6.75%, 04/15/11.....     1,986,132
    100,000   Pemex Project Funding Master
                Trust -- 144A, 9.125%,
                10/13/10.....................       105,875
  2,000,000   Verizon Global Funding Corp. --
                144A, 6.75%, 12/01/05........     2,052,410
  1,100,000   Verizon Global Funding Corp. --
                144A, 7.75%, 12/01/30........     1,131,380
                                               ------------
                                                 17,396,477
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FOOD AND BEVERAGE -- 0.59%
$ 1,000,000   ConAgra Foods, Inc., 7.50%,
                09/15/05.....................  $  1,037,861
  2,000,000   Kellogg Company -- 144A, 6.00%,
                04/01/06.....................     1,982,094
                                               ------------
                                                  3,019,955
                                               ------------
              LEISURE AND RECREATION -- 0.70%
    500,000   Anchor Gaming, 9.875%,
                10/15/08.....................       531,250
    500,000   Argosy Gaming Company -- 144A,
                10.75%, 06/01/09.............       537,500
    350,000   Circus Circus, 9.25%,
                12/01/05.....................       356,125
    350,000   Harrah's Operating Company,
                Inc., 7.875%, 12/15/05.......       355,687
    500,000   HMH Properties, Series B,
                7.875%, 08/01/08.............       480,000
    350,000   Hollywood Park, Inc., Series B,
                9.25%, 02/15/07..............       322,000
    500,000   Park Place Entertainment Corp.,
                7.875%, 12/15/05.............       501,250
    500,000   Starwood Hotels & Resorts
                Worldwide, Inc., 6.75%,
                11/15/05.....................       485,790
                                               ------------
                                                  3,569,602
                                               ------------
              MANUFACTURING -- 0.12%
    600,000   American Standard, Inc.,
                7.375%, 02/01/08.............       592,500
                                               ------------
              MEDIA -- 1.80%
    500,000   Adelphia Communications Corp.,
                10.875%, 10/01/10............       506,250
  2,000,000   AOL Time Warner, Inc., 7.625%,
                04/15/31.....................     2,007,698
  2,000,000   Clear Channel Communications,
                Inc., 7.25%, 09/15/03........     2,066,578
  2,000,000   Comcast Cable Communications,
                Inc., 6.875%, 06/15/09.......     1,991,830
    600,000   CSC Holdings, Inc., Series B,
                8.125%, 07/15/09.............       595,775
  2,000,000   Walt Disney Company, Series B,
                6.75%, 03/30/06..............     2,069,406
                                               ------------
                                                  9,237,537
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              MEDICAL AND OTHER HEALTH SERVICES -- 0.28%
$   500,000   HCA -- The Healthcare Company,
                8.75%, 09/01/10..............  $    530,646
    350,000   Health Net, Inc. -- 144A,
                8.375%, 04/15/11.............       350,881
    500,000   Healthsouth Corp., 10.75%,
                10/01/08.....................       540,000
                                               ------------
                                                  1,421,527
                                               ------------
              OIL, COAL & GAS -- 1.63%
  1,000,000   Alberta Energy Company Ltd.,
                7.65%, 09/15/10..............     1,053,834
  1,300,000   Alberta Energy Company Ltd.,
                8.125%, 09/15/30.............     1,401,179
  1,500,000   Anadarko Finance Company --
                144A, 6.75%, 05/01/11........     1,495,932
    500,000   Chesapeake Energy
                Corp. -- 144A, 8.125%,
                04/01/11.....................       467,500
  1,300,000   Coastal Corp., 7.75%,
                06/15/10.....................     1,329,765
    100,000   Petroliam Nasional, 7.75%,
                08/15/15.....................        97,220
  2,000,000   Phillips Petroleum, 8.75%,
                05/25/10.....................     2,276,102
    250,000   Vintage Petroleum -- 144A,
                7.875%, 05/15/11.............       242,500
                                               ------------
                                                  8,364,032
                                               ------------
              OIL, COAL & GAS: PIPELINES -- 0.40%
  2,000,000   Enron Corp., 6.625%,
                11/15/05.....................     2,021,364
                                               ------------
              PHARMACEUTICALS -- 0.49%
  2,500,000   Abbott Laboratories, 5.125%,
                07/01/04.....................     2,494,200
                                               ------------
              PRIVATE ASSET BACKED: AUTOMOBILES -- 1.16%
  1,500,000   Daimler Chrysler Auto Trust,
                Series 01-A, Class A3,
                Floating Rate, 5.16%(+),
                01/06/05.....................     1,511,069
  4,400,000   Honda Auto Receivables Owner
                Trust, Series 01, Class A3,
                Floating Rate, 5.36%(+),
                09/20/04.....................     4,449,821
                                               ------------
                                                  5,960,890
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: BANKS -- 0.87%
$ 1,876,449   First Union National
                Bank -- Bank of America,
                Series 01-C1, Class A1,
                Floating Rate, 5.711%(+),
                03/15/33.....................  $  1,830,073
  2,603,326   Washington Mutual, Inc., Series
                00-1, Class A1, Floating
                Rate, 4.38%(+), 06/25/24.....     2,611,904
                                               ------------
                                                  4,441,977
                                               ------------
              PRIVATE ASSET BACKED: CREDIT CARDS -- 1.76%
  4,000,000   BA Credit Card Master Trust,
                Series 1998-A, Class A,
                Floating Rate, 4.09%(+),
                04/15/05.....................     4,003,412
  1,300,000   MBNA Master Credit Card Trust,
                Series 00-B, Class C,
                Floating Rate, 4.67%(+),
                07/15/05.....................     1,298,752
  3,700,000   Nextcard Credit Card Master
                Trust, Series 01-1A, Class A,
                Floating Rate, 4.18%(+),
                04/16/07.....................     3,700,000
                                               ------------
                                                  9,002,164
                                               ------------
              PRIVATE ASSET BACKED: FINANCE -- 4.89%
    399,048   Bear Stearns Commercial
                Mortgage Securities, Series
                01, Class A1, Floating Rate,
                6.08%(+), 02/15/35...........       394,975
  3,852,153   Chase Funding Mortgage Loan,
                Series 00-3, Class IIA1,
                Floating Rate, 4.03%(+),
                10/25/30.....................     3,849,160
  4,000,000   Distribution Financial Services
                Floorplan, Series 00-1A,
                Floating Rate, 4.29%(+),
                04/15/05.....................     4,007,068
  3,000,000   Fannie Mae, Series 2000-40,
                Class F, Floating Rate,
                4.305%(+), 12/25/22..........     2,999,013
  1,333,333   First Chicago Master Trust II,
                Series 96-Q, Class A,
                Floating Rate, 4.11%(+),
                04/15/03.....................     1,333,491
  1,880,626   General Motors Acceptance
                Corp., Series 01-C1, Class
                A1, Floating Rate, 5.99%(+),
                04/15/34.....................     1,859,238
  2,000,000   L.A. Arena Funding, LLC,
                7.656%, 12/15/21.............     1,982,500
  3,087,590   Medallion Trust, Series 01-1G,
                Class A1, Floating Rate,
                4.97%(+), 07/12/31...........     3,090,677

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: FINANCE (CONTINUED)
$ 1,550,841   PNC Mortgage Acceptance Corp.,
                Series 01-C1, Class A1,
                Floating Rate, 5.91%(+),
                03/12/34.....................  $  1,517,756
  4,000,000   Superior Wholesale Inventory
                Financing Trust, Series
                01-A7, Class A, Floating
                Rate, 4.07%(+), 03/15/06.....     4,001,096
                                               ------------
                                                 25,034,974
                                               ------------
              PRIVATE ASSET BACKED: REAL ESTATE -- 0.68%
  3,457,624   ABSC Long Beach Home Equity
                Loan Trust, Series 2000-LB1,
                Class AV, Floating Rate,
                4.34%(+), 08/21/30...........     3,459,332
                                               ------------
              PUBLISHING -- 0.09%
    500,000   Primedia, Inc. -- 144A, 8.875%,
                05/15/11.....................       462,500
                                               ------------
              RETAIL -- 0.83%
  2,000,000   Safeway, Inc., 6.50%,
                03/01/11.....................     1,949,740
  2,100,000   Wal-Mart Stores, Inc., 7.55%,
                02/15/30.....................     2,286,400
                                               ------------
                                                  4,236,140
                                               ------------
              RETAIL: RESTAURANTS -- 0.10%
    500,000   Tricon Global Restaurant, Inc.,
                8.875%, 04/15/11.............       512,500
                                               ------------
              SPECIAL PURPOSE ENTITY -- 0.60%
  2,000,000   Duke Capital Corp., 7.50%,
                10/01/09.....................     2,075,364
  1,000,000   Osprey Trust -- 144A, 7.797%,
                01/15/03.....................     1,021,144
                                               ------------
                                                  3,096,508
                                               ------------
              TELECOMMUNICATIONS -- 1.03%
  2,000,000   British Telecom PLC, Floating
                Rate, 5.185%(+), 12/15/03....     2,023,310
    100,000   Grupo Iusacell de CV SA,
                14.25%, 12/01/06.............       106,500
    500,000   Insight Midwest -- 144A,
                10.50%, 11/01/10.............       527,500
    500,000   Rogers Wireless, Inc. -- 144A,
                9.625%, 05/01/11.............       502,500
    100,000   Slovak Wireless SA, 11.25%,
                03/30/07.....................        86,766
    100,000   Total Access Communications,
                8.375%, 11/04/06.............        91,584
  2,000,000   Worldcom, Inc., 7.50%,
                05/15/11.....................     1,947,300
                                               ------------
                                                  5,285,460
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TRANSPORTATION -- 0.38%
$ 2,000,000   Norfolk Southern Corp., 6.75%,
                02/15/11.....................  $  1,963,414
                                               ------------
              UTILITIES -- 0.63%
    625,000   AES Corp., 9.50%, 06/01/09.....       637,500
    500,000   CMS Energy Corp., 9.875%,
                10/15/07.....................       521,199
  2,000,000   Dominion Resources Inc., Series
                B, 7.625%, 07/15/05..........     2,091,510
                                               ------------
                                                  3,250,209
                                               ------------
              TOTAL CORPORATES BOND AND NOTES
              (Cost $123,488,184)............   124,316,665
                                               ------------
              FOREIGN GOVERNMENT BONDS AND NOTES -- 1.44%
    109,163   Croatia, Series B, Floating
                Rate, 6.25%(+), 07/31/06.....       107,253
    200,000   Federative Republic of Brazil,
                Floating Rate, 5.50%(+),
                04/15/12.....................       140,500
    184,712   Federative Republic of Brazil,
                8.00%, 04/15/14..............       136,225
    200,000   Federative Republic of Brazil,
                Floating Rate, 5.4375%(+),
                04/15/24.....................       145,750
    200,000   Federative Republic of Brazil,
                11.00%, 08/17/40.............       148,200
  2,300,000   Republic of Austria, 3.40%,
                10/20/04.....................     1,880,901
    250,000   Republic of Bulgaria, Series A,
                3.00%, 07/28/12..............       202,187
  2,100,000   Republic of France OAT, 5.50%,
                10/25/07.....................     1,835,566
    100,000   Republic of Korea, 8.875%,
                04/15/08.....................       111,000
    250,000   Republic of Panama, 10.75%,
                05/15/20.....................       265,000
    150,000   Republic of Peru, 4.00%,
                03/07/17.....................        93,375
    270,000   Republic of Philippines,
                9.875%, 01/15/19.............       235,640
    200,000   Republic of Poland, 6.00%,
                10/27/14.....................       196,750
    100,000   Republic of South Africa,
                Series PDIB, 9.125%,
                05/19/09.....................       108,000
    464,250   Republic of Venezuela, Floating
                Rate, 4.75%(+), 12/18/07.....       392,842

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              FOREIGN GOVERNMENT BONDS AND NOTES
                (CONTINUED)
$   100,000   Republica Orient Uruguay,
                7.875%, 07/15/27.............  $     96,000
    150,000   Russian Federation, 11.75%,
                06/10/03.....................       153,937
    200,000   Russian Federation, 10.00%,
                06/26/07.....................       177,500
    150,000   Russian Federation, 12.75%,
                06/24/28.....................       147,750
    500,000   Russia Federation -- 144A,
                2.50%, 03/31/30..............       236,875
    250,000   United Mexican States, 9.875%,
                02/01/10.....................       273,500
    250,000   United Mexican States, 11.375%,
                09/15/16.....................       301,625
                                               ------------
              TOTAL FOREIGN GOVERNMENT BONDS
              AND NOTES (Cost $7,630,227)....     7,386,376
                                               ------------
              US GOVERNMENT SECURITIES -- 7.12%
              US TREASURY BONDS -- 1.24%
  6,090,000   6.25%, 08/15/23(a).............     6,338,478
                                               ------------
              US TREASURY NOTES -- 5.13%
  4,780,000   4.25%, 03/31/03................     4,782,261
  7,000,000   5.625%, 05/15/08(a)............     7,143,283
 13,330,000   6.50%, 02/15/10(a).............    14,320,366
                                               ------------
                                                 26,245,910
                                               ------------
              US TREASURY STRIPS -- 0.75%
  4,650,000   0.00%, 05/15/05................     3,842,569
                                               ------------
              TOTAL US GOVERNMENT SECURITIES
              (Cost $36,578,046).............    36,426,957
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 13.17%
              FANNIE MAE -- 9.48%
  1,990,000   5.50%, 02/15/06................     1,987,517
  4,710,000   5.50%, 05/02/06................     4,702,257
  5,380,000   6.00%, 05/15/11(a).............     5,318,087
  1,730,000   6.625%, 11/15/30...............     1,748,630
  2,730,000   TBA, 6.00%, 07/01/16...........     2,688,198
  2,680,000   TBA, 7.00%, 07/01/16...........     2,726,900
 14,420,000   TBA, 6.00%, 07/01/31...........    13,838,701
 15,480,000   TBA, 7.00%, 07/01/31...........    15,542,880
                                               ------------
                                                 48,553,170
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION -- 3.69%
$ 5,984,991   PL#780743, 8.00%, 12/15/26.....  $  6,205,125
  3,680,000   TBA, 6.50%, 07/15/31...........     3,639,748
  7,800,000   TBA, 7.50%, 07/15/31...........     7,995,000
  1,000,000   TBA, 8.00%, 07/15/31...........     1,036,250
                                               ------------
                                                 18,876,123
                                               ------------
              TOTAL US GOVERNMENT AGENCY
              SECURITIES (Cost
              $67,622,010)...................    67,429,293
                                               ------------
              SHORT TERM US GOVERNMENT AGENCY SECURITY --
                1.36%
              FEDERAL HOME LOAN BANK
  7,000,000   3.55%, 08/03/01 (Cost
                $6,976,530)..................     6,976,530
                                               ------------
  SHARES
  ------
              REGULATED INVESTMENT COMPANIES -- 0.54%
  1,116,633   Dreyfus Cash Management Plus
                Fund(b)......................     1,116,633
  1,647,034   Merrimac Cash Fund -- Premium
                Class(b).....................     1,647,034
                                               ------------
              TOTAL REGULATED INVESTMENT
              COMPANIES (Cost $2,763,667)....     2,763,667
                                               ------------
 PRINCIPAL
 ---------
              TIME DEPOSITS -- 3.25%
$ 1,484,488   American Express Centurion
                Bank, 4.00%, 07/09/01(b).....     1,484,488
  1,832,311   Bank of Montreal, 3.99%,
                07/02/01(b)..................     1,832,311
  4,188,138   Bank of Montreal, 3.80%,
                07/12/01(b)..................     4,188,138
  1,832,311   Bank of Nova Scotia, 4.07%,
                07/13/01(b)..................     1,832,311
    765,252   Fleet National Bank, 4.21%,
                07/02/01(b)..................       765,252
  4,449,897   Keybank, 4.13%, 07/02/01(b)....     4,449,897
  1,570,551   Royal Bank of Canada, 4.00%,
                07/02/01(b)..................     1,570,551
    523,517   Toronto Dominion Bank, 4.06%,
                07/02/01(b)..................       523,517
                                               ------------
              TOTAL TIME DEPOSITS (Cost
              $16,646,465)...................    16,646,465
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM CORPORATE NOTES -- 5.48%
$   174,949   American Express Centurion
                Bank, Floating Rate,
                4.01%(+), 10/05/01(b)........  $    174,949
     95,791   Branch Banking & Trust,
                Floating Rate, 3.86%(+),
                11/20/01(b)..................        95,791
  5,583,165   Credit Suisse First Boston
                Corp., Floating Rate,
                4.23%(+), 05/07/02(b)........     5,583,165
    195,791   First Union National Bank,
                Floating Rate, 4.00%(+),
                03/12/02(b)..................       195,791
  2,890,582   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                4.23%(+), 07/05/01(b)........     2,890,582
 15,089,964   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                4.23%(+), 10/01/01(b)........    15,089,964
  4,000,000   Prudential Securities, Inc.,
                Floating Rate, 4.40%(+),
                09/06/01(b)..................     4,000,000
                                               ------------
              TOTAL SHORT TERM CORPORATE
              NOTES (Cost $28,030,242).......    28,030,242
                                               ------------
              TOTAL SECURITIES (Cost
              $613,363,281)..................   603,141,793
                                               ------------
              REPURCHASE AGREEMENT -- 0.86%
  4,396,321   With Investors Bank & Trust,
                dated 06/29/01, 3.08%, due
                07/02/01, repurchase proceeds
                at maturity $4,397,449
                (Collateralized by Fannie Mae
                Adjustable Rate Mortgage,
                7.75%, due 11/01/23, with a
                value of $4,616,253)(Cost
                $4,396,321)..................     4,396,321
                                               ------------
              Total Investments -- 118.68%
              (Cost $617,759,602)............   607,538,114
              Liabilities less other
              assets -- (18.68)%.............   (95,629,767)
                                               ------------
              NET ASSETS -- 100.00%..........  $511,908,347
                                               ============

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)


The aggregate cost of securities for federal income tax
purposes at June 30, 2001, is $617,759,542.
The following amount is based on costs for federal income
tax purposes:
    Gross unrealized appreciation..........  $ 16,991,941
    Gross unrealized depreciation..........   (27,213,429)
                                             ------------
    Net unrealized depreciation............  $(10,221,488)
                                             ============

---------------
(a)  All or part of this security is on loan.
(b)  Collateral for securities on loan.
(c)  Non-income producing securities.
(+) This interest rate is subject to change monthly based on the London Interbank Offered Rate ("LIBOR"). The rate shown was in effect at June 30, 2001.
TBA To be assigned. Securities are purchased on a forward commitment basis with approximate principal amount (generally +/-1.0%) and general stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK -- 93.01%
              AEROSPACE -- 3.15%
    207,000   Boeing Company...............  $   11,509,200
    117,600   Goodrich Corp. ..............       4,466,448
    148,500   Northrop Grumman Corp. ......      11,894,850
    160,000   Raytheon Company(a)..........       4,248,000
    125,000   Textron, Inc. ...............       6,880,000
    160,000   United Technologies Corp. ...      11,721,600
                                             --------------
                                                 50,720,098
                                             --------------
              APPAREL -- 0.66%
    293,100   V.F. Corp. ..................      10,662,978
                                             --------------
              AUTOMOBILES -- 1.20%
    552,001   Ford Motor Company...........      13,551,624
     90,000   General Motors Corp. ........       5,791,500
                                             --------------
                                                 19,343,124
                                             --------------
              AUTOMOTIVE EQUIPMENT -- 0.50%
    314,400   Dana Corp.(a)................       7,338,096
     42,671   Visteon Corp. ...............         784,293
                                             --------------
                                                  8,122,389
                                             --------------
              BANKS -- 11.67%
    526,100   Bank of America Corp. .......      31,581,783
     65,000   Bank of New York Company,
                Inc. ......................       3,120,000
    441,000   Bank One Corp. ..............      15,787,800
    436,400   First Union Corp. ...........      15,247,816
    645,280   FleetBoston Financial
                Corp. .....................      25,456,296
    241,400   Huntington Bancshares,
                Inc. ......................       3,946,890
    494,840   J.P. Morgan Chase &
                Company....................      22,069,864
    502,100   KeyCorp......................      13,079,705
    507,800   National City Corp. .........      15,630,084
    386,900   Regions Financial Corp. .....      12,380,800
    540,150   Washington Mutual, Inc. .....      20,282,633
    199,200   Wells Fargo & Company........       9,248,856
                                             --------------
                                                187,832,527
                                             --------------
              CHEMICALS -- 2.96%
    140,000   Cabot Corp. .................       5,042,800
    654,995   Dow Chemical Company(a)......      21,778,584
    186,600   Eastman Chemical Company.....       8,887,758
    160,000   E.I. du Pont de Nemours and
                Company....................       7,718,400
    138,000   Lubrizol Corp. ..............       4,284,900
                                             --------------
                                                 47,712,442
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              COMMUNICATIONS EQUIPMENT -- 0.31%
    300,000   Corning, Inc. ...............  $    5,013,000
                                             --------------
              COMPUTERS AND OFFICE EQUIPMENT -- 1.06%
    263,000   Hewlett-Packard Company......       7,521,800
    225,000   Pitney Bowes, Inc. ..........       9,477,000
                                             --------------
                                                 16,998,800
                                             --------------
              CONSTRUCTION -- 0.30%
    119,100   Centex Corp. ................       4,853,325
                                             --------------
              CONSUMER GOODS AND SERVICES -- 5.88%
    175,000   Avon Products, Inc.(a).......       8,099,000
    110,000   Colgate-Palmolive Company....       6,488,900
    280,000   General Electric Company.....      13,650,000
     90,000   Kimberly-Clark Corp. ........       5,031,000
    362,200   Leggett & Platt, Inc. .......       7,979,266
    253,550   Newell Rubbermaid, Inc. .....       6,364,105
    496,000   Philip Morris Companies,
                Inc. ......................      25,172,000
     52,200   Procter & Gamble Company.....       3,330,360
    364,600   Sherwin-Williams Company.....       8,094,120
    166,100   Whirlpool Corp.(a)...........      10,381,250
                                             --------------
                                                 94,590,001
                                             --------------
              DISTRIBUTORS -- 1.66%
    236,200   Arrow Electronics, Inc.(c)...       5,737,298
    223,600   Avnet, Inc. .................       5,013,112
    365,800   Genuine Parts Company........      11,522,700
     10,300   Ingram Micro, Inc. -- Class
                A(c).......................         149,247
    127,800   Tech Data Corp.(c)...........       4,263,408
                                             --------------
                                                 26,685,765
                                             --------------
              ELECTRONICS -- 1.07%
    160,000   Emerson Electric Company.....       9,680,000
    110,000   Rockwell International
                Corp. .....................       4,193,200
    147,600   Thomas & Betts Corp. ........       3,257,532
                                             --------------
                                                 17,130,732
                                             --------------
              ENGINEERING -- 0.48%
    110,000   Fluor Corp. .................       4,966,500
    300,000   Foster Wheeler, Ltd.(a)......       2,715,000
                                             --------------
                                                  7,681,500
                                             --------------
              FINANCIAL SERVICES -- 5.87%
    751,600   Citigroup, Inc. .............      39,714,544
    403,200   Fannie Mae...................      34,332,480

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
    223,000   Freddie Mac..................  $   15,610,000
     74,400   Morgan Stanley Dean Witter &
                Company....................       4,778,712
                                             --------------
                                                 94,435,736
                                             --------------
              FOOD & BEVERAGES -- 1.99%
     90,000   Anheuser-Busch Companies,
                Inc. ......................       3,708,000
    546,600   ConAgra Foods, Inc. .........      10,828,146
    270,300   IBP, Inc.(a).................       6,825,075
    130,000   PepsiCo, Inc. ...............       5,746,000
    543,200   Tyson Foods, Inc. -- Class
                A(a)(c)....................       5,002,872
                                             --------------
                                                 32,110,093
                                             --------------
              INSURANCE -- 6.45%
     88,800   Aetna, Inc.(c)...............       2,297,256
    170,000   Allstate Corp. ..............       7,478,300
    160,000   American General Corp. ......       7,432,000
     80,750   American International Group,
                Inc. ......................       6,944,500
    274,400   Chubb Corp. .................      21,246,792
     40,000   CIGNA Corp. .................       3,832,800
    140,000   Lincoln National Corp. ......       7,245,000
     80,000   Marsh & McLennan Companies,
                Inc. ......................       8,080,000
    226,200   MBIA, Inc. ..................      12,594,816
    288,800   St. Paul Companies, Inc. ....      14,639,272
      5,000   Torchmark Corp. .............         201,050
    143,100   XL Capital, Ltd. -- Class
                A..........................      11,748,510
                                             --------------
                                                103,740,296
                                             --------------
              MACHINERY -- 1.49%
    175,000   Caterpillar, Inc. ...........       8,758,750
    150,000   Deere & Company..............       5,677,500
    230,000   Ingersoll-Rand Company.......       9,476,000
                                             --------------
                                                 23,912,250
                                             --------------
              MANUFACTURING -- 3.82%
    235,700   Cooper Industries, Inc. .....       9,331,363
     90,000   Eaton Corp. .................       6,309,000
     79,500   FMC Corp.(c).................       5,450,520
    130,000   Honeywell International,
                Inc. ......................       4,548,700
    133,900   Minnesota Mining &
                Manufacturing Company......      15,277,990
    228,300   Owens-Illinois, Inc.(c)......       1,547,874

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              MANUFACTURING (CONTINUED)
    516,950   Smurfit-Stone Container
                Corp.(a)(c)................  $    8,374,590
    250,950   Sonoco Products Company......       6,243,636
    220,000   USX-US Steel Group...........       4,433,000
                                             --------------
                                                 61,516,673
                                             --------------
              MEDIA -- 0.64%
    120,000   McGraw-Hill Companies,
                Inc. ......................       7,938,000
     82,800   The Walt Disney Company......       2,392,092
                                             --------------
                                                 10,330,092
                                             --------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 1.51%
    200,000   Baxter International,
                Inc. ......................       9,800,000
    289,800   Johnson & Johnson............      14,490,000
                                             --------------
                                                 24,290,000
                                             --------------
              METALS AND MINING -- 0.40%
    165,000   Alcoa, Inc. .................       6,501,000
                                             --------------
              OIL, COAL AND GAS -- 12.35%
    138,100   Amerada Hess Corp. ..........      11,158,480
     90,000   Baker Hughes, Inc. ..........       3,015,000
     70,000   BP PLC (ADR).................       3,489,500
    115,000   Burlington Resources,
                Inc. ......................       4,594,250
    229,900   Chevron Corp.(a).............      20,805,950
    437,300   Conoco, Inc. -- Class A......      12,331,860
     90,000   Diamond Offshore Drilling,
                Inc.(a)....................       2,974,500
    752,700   Exxon Mobil Corp. ...........      65,748,345
     85,000   Halliburton Company(a).......       3,026,000
     70,000   Kerr-McGee Corp. ............       4,638,900
     55,000   Murphy Oil Corp.(a)..........       4,048,000
    464,000   Occidental Petroleum
                Corp. .....................      12,337,760
    260,700   Phillips Petroleum
                Company(a).................      14,859,900
     65,000   Schlumberger, Ltd............       3,422,250
    295,900   Texaco, Inc. ................      19,706,940
     70,000   Tidewater, Inc. .............       2,639,000
    293,100   Unocal Corp. ................      10,009,365
                                             --------------
                                                198,806,000
                                             --------------
              OIL AND GAS: PIPELINES -- 0.75%
    110,000   El Paso Corp.(a).............       5,779,400
    190,000   Williams Companies, Inc. ....       6,260,500
                                             --------------
                                                 12,039,900
                                             --------------

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              PAPER AND FOREST PRODUCTS -- 3.20%
    465,684   Georgia-Pacific Group(a).....  $   15,763,403
    454,400   International Paper
                Company....................      16,222,080
     20,000   Mead Corp. ..................         542,800
    119,350   Temple-Inland, Inc. .........       6,360,162
    256,200   Westvaco Corp. ..............       6,223,098
    115,000   Weyerhaeuser Company.........       6,321,550
                                             --------------
                                                 51,433,093
                                             --------------
              PHARMACEUTICALS -- 4.69%
    135,000   Abbott Laboratories..........       6,481,350
     90,000   American Home Products
                Corp. .....................       5,259,600
    110,000   Bristol-Myers Squibb
                Company....................       5,753,000
     60,000   Eli Lilly & Company..........       4,440,000
     70,000   GlaxoSmithKline PLC (ADR)....       3,934,000
    136,100   Merck & Company, Inc. .......       8,698,151
    400,000   Pfizer, Inc. ................      16,020,000
    265,000   Pharmacia Corp. .............      12,176,750
    350,775   Schering-Plough Corp. .......      12,712,086
                                             --------------
                                                 75,474,937
                                             --------------
              REAL ESTATE INVESTMENT TRUST -- 0.39%
    110,000   Equity Residential Properties
                Trust......................       6,220,500
                                             --------------
              RETAIL -- 2.01%
    239,900   Federated Department Stores,
                Inc.(c)....................      10,195,750
    105,000   J.C. Penney Company, Inc. ...       2,767,800
    346,500   May Department Stores
                Company....................      11,871,090
     34,900   Sears, Roebuck & Company.....       1,476,619
    190,900   TJX Companies, Inc. .........       6,083,983
                                             --------------
                                                 32,395,242
                                             --------------
              RETAIL: SUPERMARKET -- 0.39%
    355,700   SUPERVALU, Inc. .............       6,242,535
                                             --------------
              RUBBER PRODUCTS -- 0.80%
    193,100   Cooper Tire & Rubber
                Company....................       2,742,020
    360,900   Goodyear Tire & Rubber
                Company(a).................      10,105,200
                                             --------------
                                                 12,847,220
                                             --------------
              TELECOMMUNICATIONS -- 3.64%
     59,100   AT & T Corp. ................       1,300,200
    233,000   BellSouth Corp. .............       9,382,910

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              TELECOMMUNICATIONS (CONTINUED)
    425,500   SBC Communications, Inc. ....  $   17,045,530
    200,000   Sprint Corp. (FON Group).....       4,272,000
    495,652   Verizon Communications,
                Inc. ......................      26,517,382
                                             --------------
                                                 58,518,022
                                             --------------
              TRANSPORTATION -- 3.95%
    561,500   Burlington Northern Santa Fe
                Corp. .....................      16,940,455
    150,000   Canadian National Railway
                Company(a).................       6,075,000
    247,100   CSX Corp. ...................       8,954,904
    609,900   Norfolk Southern Corp. ......      12,624,930
    344,400   Union Pacific Corp.(a).......      18,911,004
                                             --------------
                                                 63,506,293
                                             --------------
              UTILITIES: ELECTRIC -- 7.32%
    225,900   Allegheny Energy, Inc. ......      10,899,675
    236,300   Ameren Corp. ................      10,090,010
    280,580   American Electric Power
                Company, Inc. .............      12,954,379
    325,700   Cinergy Corp. ...............      11,383,215
    296,200   Consolidated Edison,
                Inc.(a)....................      11,788,760
    105,000   Dominion Resources, Inc. ....       6,313,650
    235,000   Duke Energy Corp. ...........       9,167,350
    150,000   Entergy Corp. ...............       5,758,500
     95,000   Exelon Corp. ................       6,091,400
    357,800   FirstEnergy Corp. ...........      11,506,848
    105,000   Reliant Energy, Inc. ........       3,382,050
    305,800   Wisconsin Energy Corp. ......       7,268,866
    393,425   Xcel Energy, Inc. ...........      11,192,941
                                             --------------
                                                117,797,644
                                             --------------
              UTILITIES: NATURAL GAS -- 0.45%
    200,000   KeySpan Corp. ...............       7,296,000
                                             --------------
              TOTAL COMMON STOCK (Cost
              $1,308,592,115)..............   1,496,760,207
                                             --------------
              REGULATED INVESTMENT COMPANIES -- 0.25%
  1,614,594   Dreyfus Cash Management Plus
                Fund(b)....................       1,614,594
  2,381,524   Merrimac Cash Fund -- Premium
                Class(b)...................       2,381,524
                                             --------------
              TOTAL REGULATED INVESTMENT
              COMPANIES (Cost
              $3,996,118)..................       3,996,118
                                             --------------

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              COMMERCIAL PAPER -- 4.23%
$ 6,200,000   Avaya, Inc., 4.25%,
                07/13/01...................  $    6,190,485
  8,800,000   ConAgra Foods, Inc., 4.19%,
                07/11/01...................       8,788,734
  8,200,000   CSX Corp., 4.12%, 07/05/01...       8,195,308
  8,800,000   DaimlerChrysler NA, 4.18%,
                07/12/01...................       8,787,739
  6,000,000   Dominion Resources, Inc.,
                4.15%, 07/18/01............       5,987,550
  6,900,000   Exxon Mobil Corp., 4.10%,
                07/02/01...................       6,898,428
  5,100,000   Harley-Davidson Funding,
                3.72%, 07/11/01............       5,094,203
  5,400,000   Houston Industries Finance
                Company, 4.15%, 07/26/01...       5,383,814
  5,000,000   Kellogg Company, 3.85%,
                07/19/01...................       4,989,840
  1,100,000   Progress Energy, Inc., 4.13%,
                07/23/01...................       1,097,101
  2,100,000   Sony Corp., 3.93%,
                07/06/01...................       2,098,625
  4,614,000   Textron Financial Corp.,
                3.78%, 07/11/01............       4,608,671
                                             --------------
              TOTAL COMMERCIAL PAPER (Cost
              $68,120,498).................      68,120,498
                                             --------------
              TIME DEPOSITS -- 1.85%
  7,460,498   American Express Centurion
                Bank, 4.00%, 07/09/01(b)...       7,460,498
  2,820,826   Bank of Montreal, 3.99%,
                07/02/01(b)................       2,820,826
  6,447,597   Bank of Montreal, 3.80%,
                07/12/01(b)................       6,447,597
  2,321,660   Bank of Nova Scotia, 4.07%,
                07/13/01(b)................       2,321,660
    573,558   Fleet National Bank, 4.21%,
                07/02/01(b)................         573,558
  6,850,574   Keybank, 4.13%,
                07/02/01(b)................       6,850,574
  2,417,849   Royal Bank of Canada, 4.00%,
                07/02/01(b)................       2,417,849
    805,949   Toronto Dominion Bank, 4.06%,
                07/02/01(b)................         805,949
                                             --------------
              TOTAL TIME DEPOSITS (Cost
              $29,698,511).................      29,698,511
                                             --------------

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              SHORT TERM CORPORATE NOTES -- 2.26%
$   485,629   American Express Centurion
                Bank, Floating Rate,
                4.01%(+), 10/05/01(b)......  $      485,629
  1,218,248   Branch Banking & Trust,
                Floating Rate, 3.86%(+),
                11/20/01(b)................       1,218,248
  8,072,968   Credit Suisse First Boston
                Corp., Floating Rate,
                4.23%(+), 05/07/02(b)......       8,072,968
  1,712,611   First Union National Bank,
                Floating Rate, 4.00%(+),
                03/12/02(b)................       1,712,611
 10,000,000   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                4.23%(+), 07/02/01(b)......      10,000,000
  2,937,481   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                4.23%(+), 07/05/01(b)......       2,937,481
  9,025,107   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                4.23%(+), 10/01/01(b)......       9,025,107
  3,000,000   Prudential Securities, Inc.,
                Floating Rate, 4.40%(+),
                09/06/01(b)................       3,000,000
                                             --------------
              TOTAL SHORT TERM CORPORATE
              NOTES (Cost $36,452,044).....      36,452,044
                                             --------------
              TOTAL SECURITIES (Cost
              $1,446,859,286)..............   1,635,027,378
                                             --------------
              REPURCHASE AGREEMENT -- 2.69%
 43,250,446   With Investors Bank & Trust,
                dated 06/29/01, 3.08%, due
                07/02/01, repurchase
                proceeds at maturity
                $43,261,547 (Collateralized
                by Freddie Mac, 6.50%, due
                06/15/31 with a value of
                $24,983,680 and Government
                National Mortgage
                Association, 4.47%, due
                07/16/27, with a value of
                $20,429,409) (Cost
                $43,250,446)...............      43,250,446
                                             --------------
              Total Investments -- 104.29%
              (Cost $1,490,109,732)........   1,678,277,824
              Liabilities less other
              assets -- (4.29)%............     (69,034,284)
                                             --------------
              NET ASSETS -- 100.00%........  $1,609,243,540
                                             ==============

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)


The aggregate cost of securities for federal income tax purposes at June 30, 2001 is $1,490,109,732.
The following amount is based on cost for federal income tax purposes:


    Gross unrealized appreciation........  $  228,469,961
    Gross unrealized depreciation........     (40,301,869)
                                           --------------
    Net unrealized appreciation..........  $  188,168,092
                                           ==============

---------------
(a)    All or part of this security is on loan.
(b)    Collateral for securities on loan.
(c)    Non-income producing securities.
(ADR) American Depository Receipts
(+) This interest rate is subject to change monthly based on the London Interbank Offered Rate ("LIBOR"). The rate shown was in effect at June 30, 2001.

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                        VALUE
  ------                                    --------------
              COMMON STOCK -- 96.89%
              ADVERTISING -- 0.56%
     67,000   Omnicom Group, Inc. ........  $    5,762,000
                                            --------------
              AIRLINES -- 0.01%
      5,900   Southwest Airlines
                Company...................         109,091
                                            --------------
              BANKS -- 4.66%
    116,600   Bank of New York Company,
                Inc. .....................       5,596,800
    306,550   Fifth Third Bancorp. .......      18,408,327
     47,700   Northern Trust Corp. .......       2,981,250
     62,200   State Street Corp. .........       3,078,278
    401,100   U.S. Bancorp. ..............       9,141,069
    223,050   Washington Mutual, Inc. ....       8,375,528
                                            --------------
                                                47,581,252
                                            --------------
              BROADCAST SERVICES -- 2.09%
    384,800   AT&T Corp. -- Liberty Media
                Group -- Class A(c).......       6,730,152
    161,200   Clear Channel
                Communications, Inc.(c)...      10,107,240
    105,200   Univision Communications,
                Inc. -- Class A(a)(c).....       4,500,456
                                            --------------
                                                21,337,848
                                            --------------
              COMMUNICATIONS EQUIPMENT AND
                SERVICES -- 2.95%
    152,400   Amdocs, Ltd.(c).............       8,206,740
     51,000   CIENA Corp.(c)..............       1,938,000
    144,100   Comverse Technology,
                Inc.(c)...................       8,303,042
    200,000   QUALCOMM, Inc.(c)...........      11,696,000
                                            --------------
                                                30,143,782
                                            --------------
              COMPUTERS AND OFFICE EQUIPMENT -- 3.17%
    526,500   Dell Computer Corp.(c)......      13,662,675
    173,600   EMC Corp.(c)................       5,043,080
    102,100   International Business
                Machines Corp. ...........      11,537,300
     96,100   Symbol Technologies,
                Inc. .....................       2,133,420
                                            --------------
                                                32,376,475
                                            --------------
              COMPUTER SOFTWARE AND SERVICES -- 9.34%
    116,100   Adobe Systems, Inc. ........       5,456,700
    225,900   BEA Systems, Inc.(a)(c).....       6,937,389
    270,500   Cisco Systems, Inc.(c)......       4,923,100
     78,700   Electronic Arts,
                Inc.(a)(c)................       4,556,730
     56,600   Electronic Data Systems
                Corp. ....................       3,537,500
    667,800   Microsoft Corp.(c)..........      48,482,280

  SHARES                                        VALUE
  ------                                    --------------
              COMMON STOCK (CONTINUED)
              COMPUTER SOFTWARE AND SERVICES (CONTINUED)
    177,700   Siebel Systems, Inc.(c).....  $    8,334,130
    197,250   VERITAS Software Corp.(c)...      13,123,042
                                            --------------
                                                95,350,871
                                            --------------
              CONSUMER GOODS AND SERVICES -- 6.62%
     54,900   Colgate-Palmolive Company...       3,238,551
  1,319,900   General Electric Company....      64,345,125
                                            --------------
                                                67,583,676
                                            --------------
              ELECTRONICS -- 0.73%
     77,700   Celestica, Inc.(a)(c).......       4,001,550
     73,100   Flextronics International
                Ltd.(a)(c)................       1,908,641
     67,400   Sanmina Corp.(a)(c).........       1,577,834
                                            --------------
                                                 7,488,025
                                            --------------
              FINANCIAL SERVICES -- 10.88%
    183,400   Capital One Financial
                Corp. ....................      11,004,000
    511,450   Charles Schwab Corp. .......       7,825,185
    802,200   Citigroup, Inc. ............      42,388,248
    221,800   Fannie Mae..................      18,886,270
     89,600   Goldman Sachs Group,
                Inc. .....................       7,687,680
     39,100   Household International,
                Inc. .....................       2,607,970
    374,600   MBNA Corp. .................      12,343,070
    130,100   Morgan Stanley Dean Witter &
                Company...................       8,356,323
                                            --------------
                                               111,098,746
                                            --------------
              FOOD AND BEVERAGES -- 5.92%
    339,100   Kraft Foods, Inc. --
                Class A(a)(c).............      10,512,100
    135,100   Pepsi Bottling Group,
                Inc. .....................       5,417,510
    328,500   PepsiCo, Inc. ..............      14,519,700
    383,000   Philip Morris Companies,
                Inc. .....................      19,437,250
    389,700   SYSCO Corp. ................      10,580,355
                                            --------------
                                                60,466,915
                                            --------------
              INSURANCE -- 3.36%
    156,000   Ace, Ltd. ..................       6,098,040
    328,450   American International
                Group, Inc. ..............      28,246,700
                                            --------------
                                                34,344,740
                                            --------------
              LEISURE & RECREATION -- 0.54%
    116,600   Marriott International,
                Inc. -- Class A...........       5,519,844
                                            --------------

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                        VALUE
  ------                                    --------------
              COMMON STOCK (CONTINUED)
              MANUFACTURING -- 3.16%
    591,800   Tyco International,
                Ltd.(a)...................  $   32,253,100
                                            --------------
              MEDIA -- 6.08%
    501,600   AOL Time Warner, Inc.(c)....      26,584,800
    415,300   Viacom, Inc. -- Class
                B(c)......................      21,491,775
    484,500   Walt Disney Company.........      13,997,205
                                            --------------
                                                62,073,780
                                            --------------
              MEDICAL AND OTHER HEALTH SERVICES -- 1.66%
    152,800   HCA -- The Healthcare
                Company...................       6,905,032
    162,200   UnitedHealth Group,
                Inc.(a)...................      10,015,850
                                            --------------
                                                16,920,882
                                            --------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 4.45%
    588,300   Johnson & Johnson...........      29,415,000
    281,900   Medtronic, Inc. ............      12,970,219
     50,300   St. Jude Medical,
                Inc.(a)(c)................       3,018,000
                                            --------------
                                                45,403,219
                                            --------------
              MOTOR VEHICLES -- 1.03%
    222,800   Harley-Davidson, Inc. ......      10,489,424
                                            --------------
              OIL, COAL AND GAS -- 2.79%
     85,700   Baker Hughes, Inc. .........       2,870,950
    211,900   Exxon-Mobil Corp. ..........      18,509,465
     52,300   Royal Dutch Petroleum
                Company...................       3,047,521
     97,300   Transocean Sedco Forex,
                Inc. .....................       4,013,625
                                            --------------
                                                28,441,561
                                            --------------
              OIL, COAL AND GAS: PIPELINES -- 2.57%
      2,200   Dynegy, Inc. -- Class A.....         102,300
    173,100   El Paso Corp. ..............       9,094,674
    347,100   Enron Corp. ................      17,007,900
                                            --------------
                                                26,204,874
                                            --------------
              PHARMACEUTICALS -- 10.80%
    155,500   Allergan, Inc. .............      13,295,250
    332,700   American Home Products
                Corp. ....................      19,442,988
    100,100   Cardinal Health, Inc.(a)....       6,906,900
     64,800   Eli Lilly & Company.........       4,795,200
    293,300   Merck & Company, Inc. ......      18,744,803
    761,200   Pfizer, Inc. ...............      30,486,060

  SHARES                                        VALUE
  ------                                    --------------
              COMMON STOCK (CONTINUED)
              PHARMACEUTICALS (CONTINUED)
     91,200   Pharmacia Corp. ............  $    4,190,640
    342,500   Schering-Plough Corp. ......      12,412,200
                                            --------------
                                               110,274,041
                                            --------------
              RESEARCH AND DEVELOPMENT -- 0.30%
     56,100   Genentech, Inc.(c)..........       3,091,110
                                            --------------
              RETAIL -- 6.14%
     73,600   Best Buy Company, Inc.(c)...       4,675,072
     81,400   Estee Lauder Companies,
                Inc. -- Class A(a)........       3,508,340
    198,200   Kohl's Corp.(c).............      12,433,086
    197,700   Lowe's Companies, Inc. .....      14,343,135
    185,100   Rite Aid Corp.(c)...........       1,665,900
    209,400   Walgreen Company............       7,151,010
    388,700   Wal-Mart Stores, Inc. ......      18,968,560
                                            --------------
                                                62,745,103
                                            --------------
              RETAIL: RESTAURANTS -- 0.91%
    405,200   Starbucks Corp.(a)(c).......       9,319,600
                                            --------------
              SEMICONDUCTORS -- 3.25%
    110,600   Applied Materials,
                Inc.(c)...................       5,430,460
    276,200   Linear Technology Corp. ....      12,213,564
    189,700   Maxim Integrated Products,
                Inc.(c)...................       8,386,637
     93,800   Micron Technology,
                Inc.(a)(c)................       3,855,180
    105,700   Texas Instruments, Inc. ....       3,329,550
                                            --------------
                                                33,215,391
                                            --------------
              TELECOMMUNICATIONS -- 2.68%
    668,000   Qwest Communications
                International, Inc. ......      21,289,160
    251,900   Sprint Corp. (PCS
                Group)(a)(c)..............       6,083,385
                                            --------------
                                                27,372,545
                                            --------------
              UTILITIES: ELECTRIC -- 0.24%
      9,400   Entergy Corp. ..............         360,866
     34,200   FPL Group, Inc. ............       2,059,182
                                            --------------
                                                 2,420,048
                                            --------------
              TOTAL COMMON STOCK (Cost
              $971,140,851)...............     989,387,943
                                            --------------

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                        VALUE
  ------                                    --------------
              REGULATED INVESTMENT COMPANIES -- 0.37%
  1,506,217   Dreyfus Cash Management Plus
                Fund(b)...................  $    1,506,217
  2,221,671   Merrimac Cash
                Fund -- Premium
                Class(b)..................       2,221,671
                                            --------------
              TOTAL REGULATED INVESTMENT
              COMPANIES (Cost
              $3,727,888).................       3,727,888
                                            --------------
 PRINCIPAL
 ---------
              TIME DEPOSITS -- 3.09%
$ 7,401,568   American Express Centurion
                Bank, 4.00%,
                07/09/01(b)...............       7,401,568
  2,590,549   Bank of Montreal, 3.99%,
                07/02/01(b)...............       2,590,549
  5,921,255   Bank of Montreal, 3.80%,
                07/12/01(b)...............       5,921,255
  2,590,549   Bank of Nova Scotia, 4.07%,
                07/13/01(b)...............       2,590,549
  3,827,878   Fleet National Bank, 4.21%,
                07/02/01(b)...............       3,827,878
  6,291,333   Keybank, 4.13%,
                07/02/01(b)...............       6,291,333
  2,220,470   Royal Bank of Canada, 4.00%,
                07/02/01(b)...............       2,220,470
    740,157   Toronto Dominion Bank,
                4.06%, 07/02/01(b)........         740,157
                                            --------------
              TOTAL TIME DEPOSITS (Cost
              $31,583,759)................      31,583,759
                                            --------------
              SHORT TERM CORPORATE NOTES -- 2.90%
  2,759,330   American Express Centurion
                Bank, Floating Rate,
                4.01%(+), 10/05/01(b).....       2,759,330
  3,932,769   Branch Banking & Trust,
                Floating Rate, 3.86%(+),
                11/20/01(b)...............       3,932,769
  7,531,087   Credit Suisse First Boston
                Corp., Floating Rate,
                4.23%(+), 05/07/02(b).....       7,531,087
  3,177,885   First Union National Bank,
                Floating Rate, 4.00%(+),
                03/12/02(b)...............       3,177,885
  3,765,543   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                4.23%(+), 07/05/01(b).....       3,765,543

 PRINCIPAL                                      VALUE
 ---------                                  --------------
              SHORT TERM CORPORATE NOTES (CONTINUED)
$   453,588   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                4.23%(+), 10/01/01(b).....  $      453,588
  8,000,000   Prudential Securities, Inc.,
                Floating Rate, 4.40%(+),
                09/06/01(b)...............       8,000,000
                                            --------------
              TOTAL SHORT TERM CORPORATE
              NOTES (Cost $29,620,202)....      29,620,202
                                            --------------
              TOTAL SECURITIES
                (Cost $1,036,072,700).....   1,054,319,792
                                            --------------
              REPURCHASE AGREEMENT -- 3.91%
 39,960,665   With Investors Bank & Trust,
                dated 06/29/01, 3.08%, due
                07/02/01, repurchase
                proceeds at maturity
                $39,970,901,
                (Collateralized by Freddie
                Mac, 6.50%, due 04/15/31,
                with a value of
                $24,781,691 and Fannie
                Mae, 4.35%, due 01/25/30,
                with a value of
                $17,181,448)
                (Cost $39,960,665)........      39,960,665
                                            --------------
              Total Investments -- 107.16%
              (Cost $1,076,033,365).......   1,094,280,457
              Liabilities less other
              assets -- (7.16)%...........     (73,071,062)
                                            --------------
              NET ASSETS -- 100.00%.......  $1,021,209,395
                                            ==============


The aggregate cost of securities for federal income tax purposes at June 30, 2001 is $1,076,033,365.
The following amount is based on cost for federal income tax purposes:


    Gross unrealized appreciation           $  94,576,876
    Gross unrealized depreciation             (76,329,784)
                                            -------------
    Net unrealized appreciation             $  18,247,092
                                            =============

---------------
(a) All or part of this security is on loan.
(b) Collateral for securities on loan.
(c) Non-income producing securities.
(+) This interest rate is subject to change monthly based on the London
    Interbank Offered Rate ("LIBOR"). The rate shown was the rate in effect at June 30, 2001.

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK -- 96.45%
              AEROSPACE AND
                DEFENSE -- 2.18%
    214,560   Boeing Company...............  $   11,929,536
    167,808   General Dynamics Corp. ......      13,057,140
     30,000   United Technologies Corp. ...       2,197,800
                                             --------------
                                                 27,184,476
                                             --------------
              AIRLINES -- 0.90%
    609,748   Southwest Airlines Company...      11,274,241
                                             --------------
              BANKS -- 0.30%
     98,400   Washington Mutual, Inc. .....       3,694,920
                                             --------------
              BROADCAST SERVICES -- 1.16%
    230,805   Clear Channel Communications,
                Inc.(c)....................      14,471,474
                                             --------------
              COMMUNICATIONS EQUIPMENT AND SERVICES --2.36%
     45,071   Ciena Corp.(c)...............       1,712,698
    220,399   JDS Uniphase Corp.(c)........       2,810,087
    170,000   Nokia Oyj.(ADR)(a)...........       3,746,800
     39,100   Oni Systems Corp.(a)(c)......       1,090,890
    302,484   QUALCOMM, Inc.(c)............      17,689,264
    138,000   TyCom, Ltd.(a)(c)............       2,373,600
                                             --------------
                                                 29,423,339
                                             --------------
              COMPUTERS AND OFFICE EQUIPMENT -- 3.76%
    725,601   Compaq Computer Corp. .......      11,239,559
    139,792   Dell Computer Corp.(c).......       3,627,602
    360,000   EMC Corp.(c).................      10,458,000
    122,754   International Business
                Machines Corp. ............      13,871,202
    492,100   Sun Microsystems, Inc.(c)....       7,735,812
                                             --------------
                                                 46,932,175
                                             --------------
              COMPUTER SOFTWARE AND SERVICES -- 12.52%
     77,000   Check Point Software
                Technologies, Ltd.(a)(c)...       3,893,890
  1,194,000   Cisco Systems, Inc.(c).......      21,730,800
     69,400   Electronic Arts,
                Inc.(a)(c).................       4,018,260
     75,000   i2 Technologies,
                Inc.(a)(c).................       1,485,000
     99,000   Juniper Networks, Inc.(c)....       3,078,900
  1,148,389   Microsoft Corp.(a)(c)........      83,373,041
    611,303   Oracle Corp.(c)..............      11,614,757
     60,300   PeopleSoft, Inc.(a)(c).......       2,968,569
    175,000   Siebel Systems, Inc.(c)......       8,207,500
     87,816   VeriSign, Inc.(c)............       5,269,838
    159,119   VERITAS Software Corp.(c)....      10,586,187
                                             --------------
                                                156,226,742
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              CONSUMER GOODS AND SERVICES -- 9.29%
     47,500   Avon Products, Inc. .........  $    2,198,300
    113,300   Cendant Corp.(a)(c)..........       2,209,350
    177,000   Colgate-Palmolive Company....      10,441,230
    267,200   FedEx Corp.(c)...............      10,741,440
  1,782,049   General Electric Company.....      86,874,889
     60,000   United Parcel Service,
                Inc. -- Class B............       3,468,000
                                             --------------
                                                115,933,209
                                             --------------
              ELECTRONICS -- 0.26%
    123,257   Flextronics International
                Ltd.(c)....................       3,218,240
                                             --------------
              FINANCE -- 7.62%
     57,000   Charles Schwab Corp. ........         872,100
    379,181   Citigroup, Inc. .............      20,035,924
     79,501   Countrywide Credit
                Industries, Inc.(a)........       3,647,506
    294,926   Fannie Mae...................      25,112,949
     51,308   Goldman Sachs Group, Inc. ...       4,402,226
    119,300   Instinet Group, Inc.(c)......       2,223,752
    171,727   Lehman Brothers Holdings,
                Inc. ......................      13,351,774
    245,734   Merrill Lynch & Company,
                Inc. ......................      14,559,740
    149,234   USA Education, Inc.(a).......      10,894,082
                                             --------------
                                                 95,100,053
                                             --------------
              FOOD AND BEVERAGES -- 4.26%
    113,199   Adolph Coors Company --
                Class B....................       5,680,326
    533,049   Anheuser-Busch Companies,
                Inc. ......................      21,961,619
    173,000   Coca-Cola Company............       7,785,000
     47,400   Kraft Foods, Inc.(c).........       1,469,400
    270,684   PepsiCo, Inc.................      11,964,233
    160,000   SYSCO Corp. .................       4,344,000
                                             --------------
                                                 53,204,578
                                             --------------
              INSURANCE -- 1.80%
    206,444   American International Group,
                Inc.(a)....................      17,754,184
     35,000   Marsh & McLennan Companies,
                Inc. ......................       3,535,000
      9,300   Progressive Corp. ...........       1,257,267
                                             --------------
                                                 22,546,451
                                             --------------
              LEISURE AND
                RECREATION -- 0.71%
    161,113   Four Seasons Hotels,
                Inc.(a)....................       8,917,605
                                             --------------

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              MANUFACTURING -- 2.22%
    509,000   Tyco International, Ltd. ....  $   27,740,500
                                             --------------
              MEDIA -- 5.22%
    989,396   AOL Time Warner, Inc.(c).....      52,437,988
    130,000   Comcast Corp. -- Class
                A(c).......................       5,642,000
     43,740   Gemstar -- TV Guide
                International, Inc.(c).....       1,863,324
     60,288   USA Networks, Inc.(c)........       1,699,519
     68,331   Viacom, Inc. -- Class B(c)...       3,536,129
                                             --------------
                                                 65,178,960
                                             --------------
              MEDICAL AND OTHER HEALTH SERVICES -- 2.45%
     41,136   Laboratory Corp. of America
                Holdings(a)(c).............       3,163,358
     54,330   Quest Diagnostics, Inc.(c)...       4,066,601
    344,666   Tenet Healthcare Corp.(c)....      17,781,319
     91,034   UnitedHealth Group, Inc. ....       5,621,350
                                             --------------
                                                 30,632,628
                                             --------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 1.95%
    163,870   Baxter International,
                Inc. ......................       8,029,630
    265,416   Cytyc Corp.(a)(c)............       6,117,839
     39,800   Genzyme Corp.(a)(c)..........       2,427,800
    120,000   Johnson & Johnson............       6,000,000
     39,064   Medtronic, Inc. .............       1,797,335
                                             --------------
                                                 24,372,604
                                             --------------
              OIL, COAL AND GAS -- 1.40%
     34,120   BJ Services Company(c).......         968,326
     43,943   Nabors Industries,
                Inc.(a)(c).................       1,634,680
     58,000   Schlumberger, Ltd. ..........       3,053,700
    159,086   Smith International,
                Inc.(c)....................       9,529,251
     54,500   Transocean Sedco Forex,
                Inc.(a)....................       2,248,125
                                             --------------
                                                 17,434,082
                                             --------------
              OIL, COAL AND GAS: PIPELINES -- 1.02%
     35,800   Dynegy, Inc. -- Class A(a)...       1,664,700
    225,451   Enron Corp. .................      11,047,099
                                             --------------
                                                 12,711,799
                                             --------------
              PHARMACEUTICALS -- 14.19%
    137,000   American Home Products
                Corp. .....................       8,006,280
     88,000   Bristol-Myers Squibb
                Company....................       4,602,400
     28,850   Cardinal Health, Inc. .......       1,990,650
    156,000   Eli Lilly & Company..........      11,544,000
     78,088   Forest Laboratories,
                Inc.(a)(c).................       5,544,248

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              PHARMACEUTICALS (CONTINUED)
    175,000   GlaxoSmithkline
                PLC(ADR)(c)................  $    9,835,000
     29,826   IDEC Pharmaceuticals
                Corp.(c)...................       2,018,922
     23,700   King Pharmaceuticals,
                Inc.(c)....................       1,273,875
    351,628   Merck & Company, Inc. .......      22,472,545
    205,000   Millennium Pharmaceuticals,
                Inc.(c)....................       7,293,900
  1,797,295   Pfizer, Inc. ................      71,981,665
    458,559   Pharmacia Corp. .............      21,070,786
    263,000   Schering-Plough Corp. .......       9,531,120
                                             --------------
                                                177,165,391
                                             --------------
              REAL ESTATE INVESTMENT TRUST -- 0.40%
    159,158   Equity Office Properties
                Trust(a)...................       5,034,168
                                             --------------
              RESEARCH AND DEVELOPMENT -- 4.51%
    572,789   Amgen, Inc.(c)...............      34,756,837
    146,414   Genentech, Inc.(c)...........       8,067,411
     56,600   Gilead Sciences,
                Inc.(a)(c).................       3,293,554
    106,000   Human Genome Sciences,
                Inc.(a)(c).................       6,386,500
     80,000   MedImmune, Inc.(c)...........       3,776,000
                                             --------------
                                                 56,280,302
                                             --------------
              RETAIL -- 9.43%
     18,900   BJ's Wholesale Club,
                Inc.(c)....................       1,006,614
    285,006   Costco Wholesale Corp.(c)....      11,708,046
    665,973   Home Depot, Inc. ............      31,001,043
     37,800   Kohl's Corp.(c)..............       2,371,194
    247,921   Nike, Inc. -- Class B........      10,410,203
    151,139   Safeway, Inc.(c).............       7,254,672
    115,000   Target Corp. ................       3,979,000
    389,933   Tiffany & Company............      14,123,373
    200,000   Walgreen Company.............       6,830,000
    593,978   Wal-Mart Stores, Inc. .......      28,986,126
                                             --------------
                                                117,670,271
                                             --------------
              SCIENTIFIC EQUIPMENT -- 0.37%
    168,000   Waters Corp.(c)..............       4,638,480
                                             --------------
              SEMICONDUCTORS -- 3.35%
     39,100   ASML Holding N.V. ...........         869,975
  1,018,940   Intel Corp. .................      29,803,995
    127,000   Maxim Integrated Products,
                Inc.(c)....................       5,614,670
     50,800   Micron Technology, Inc.(c)...       2,087,880

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              SEMICONDUCTORS (CONTINUED)
     24,500   NVIDIA Corp.(a)(c)...........  $    2,272,375
     75,180   Taiwan Semiconductor
                Manufacturing Company,
                Ltd.(ADR)(a)...............       1,141,984
                                             --------------
                                                 41,790,879
                                             --------------
              TELECOMMUNICATIONS -- 2.28%
    230,000   Nextel Communications,
                Inc. -- Class A(a)(c)......       4,025,000
    357,000   Qwest Communications
                International, Inc. .......      11,377,590
    245,000   Vodafone Group PLC(ADR)(a)...       5,475,750
    510,000   WorldCom, Inc. -- WorldCom
                Group(a)(c)................       7,629,600
                                             --------------
                                                 28,507,940
                                             --------------
              UTILITIES: ELECTRIC -- 0.54%
    177,800   Calpine Corp.(a)(c)..........       6,720,840
                                             --------------
              TOTAL COMMON STOCK
              (Cost $1,314,014,214)........   1,204,006,347
                                             --------------
              REGULATED INVESTMENT COMPANIES -- 0.45%
  2,269,633   Dreyfus Cash Management Plus
                Fund(b)....................       2,269,633
  3,347,709   Merrimac Cash Fund -- Premium
                Class(b)...................       3,347,709
                                             --------------
              TOTAL REGULATED INVESTMENT
              COMPANIES (Cost $5,617,342)         5,617,342
                                             --------------
 PRINCIPAL
 ---------
              TIME DEPOSITS -- 3.68%
$10,245,866   American Express Centurion
                Bank, 4.00%, 07/09/01(b)...      10,245,866
  3,586,054   Bank of Montreal, 3.99%,
                07/02/01(b)................       3,586,054
  8,196,693   Bank of Montreal, 3.80%,
                07/12/01(b)................       8,196,693
  4,488,919   Bank of Nova Scotia, 4.07%,
                07/13/01(b)................       4,488,919
  6,615,707   Fleet National Bank, 4.21%,
                07/02/01(b)................       6,615,707
  8,708,986   Keybank, 4.13%,
                07/02/01(b)................       8,708,986
  3,073,760   Royal Bank of Canada, 4.00%,
                07/02/01(b)................       3,073,760
  1,024,587   Toronto Dominion Bank, 4.06%,
                07/02/01(b)................       1,024,587
                                             --------------
              TOTAL TIME DEPOSITS (Cost
              $45,940,572).................      45,940,572
                                             --------------

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              SHORT TERM CORPORATE NOTES -- 3.38%
$ 3,404,448   American Express Centurion
                Bank, Floating Rate,
                4.01%(+), 10/05/01(b)......  $    3,404,448
  4,337,035   Branch Banking & Trust,
                Floating Rate, 3.86%(+),
                11/20/01(b)................       4,337,035
 11,348,165   Credit Suisse First Boston
                Corp., Floating Rate,
                4.23%(+), 05/07/02(b)......      11,348,165
  3,341,833   First Union National Bank,
                Floating Rate, 4.00%(+),
                03/12/02(b)................       3,341,833
  5,674,083   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                4.23%(+), 07/05/01(b)......       5,674,083
  2,068,915   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                4.23%(+), 10/01/01(b)......       2,068,915
 12,000,000   Prudential Securities, Inc.,
                Floating Rate, 4.40%(+),
                09/06/01(b)................      12,000,000
                                             --------------
              TOTAL SHORT TERM CORPORATE
              NOTES (Cost $42,174,479).....      42,174,479
                                             --------------
              TOTAL SECURITIES (Cost
              $1,407,746,607)..............   1,297,738,740
                                             --------------
              REPURCHASE AGREEMENTS -- 3.33%
  8,822,489   With Investors Bank & Trust,
                dated 06/29/01, 3.08%, due
                07/02/01, repurchase
                proceeds at maturity
                $8,824,753 (Collateralized
                by Government National
                Mortgage Association,
                7.50%, due 12/20/10, with a
                value of $595,078 and
                Government National
                Mortgage Association
                Adjustable Rate Mortgage,
                7.75%, due 08/20/24, with a
                value of $8,668,665).......       8,822,489
 15,534,649   With Investors Bank & Trust,
                dated 06/29/01, 3.08%, due
                07/02/01, repurchase
                proceeds at maturity
                $15,538,637 (Collateralized
                by Freddie Mac Adjustable
                Rate Mortgage, 7.013%, due
                12/01/25, with a value of
                $4,557,300 and Fannie Mae,
                7.475%, due 06/01/09, with
                a value of $11,754,295)....      15,534,649

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              REPURCHASE AGREEMENTS (CONTINUED)
$17,157,953   With Investors Bank & Trust,
                dated 06/29/01, 3.08%, due
                07/02/01, repurchase
                proceeds at maturity
                $17,162,356 (Collateralized
                by Government National
                Mortgage Association
                Adjustable Rate Mortgage,
                8.019%, due 09/01/29, with
                a value of $5,692,002 and
                Government National
                Mortgage Association
                Adjustable Rate Mortgage,
                7.375%, due 06/20/23, with
                a value of $12,324,373)....  $   17,157,953
                                             --------------
              TOTAL REPURCHASE AGREEMENTS
              (Cost $41,515,091)...........      41,515,091
                                             --------------
              Total Investments -- 107.29%
              (Cost $1,449,261,698)........   1,339,253,831
              Liabilities less other
              assets -- (7.29)%............     (90,968,629)
                                             --------------
              NET ASSETS -- 100.00%........  $1,248,285,202
                                             ==============


The aggregate cost of securities for federal income tax purposes at June 30, 2001, is $1,449,261,698.
The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation.........  $  71,939,266
    Gross unrealized depreciation.........   (181,947,133)
                                            -------------
    Net unrealized depreciation...........  $(110,007,867)
                                            =============

---------------
(a)    All or part of this security is on loan.
(b)    Collateral for securities on loan.
(c)    Non-income producing security.
(ADR) American Depository Receipts.
(+) This interest rate is subject to change monthly based on the London Interbank Offered Rate ("LIBOR"). The rate shown was in effect at June 30, 2001.

                       See notes to financial statements.

                            MID-CAP VALUE PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)

 SHARES                                           VALUE
 ------                                         ----------
           COMMON STOCK -- 94.60%
           AEROSPACE -- 4.60%
   6,000   Embraer -- Empresa Brasileira de
             Aeronautica S.A. (ADR)...........  $  234,300
                                                ----------
           BANKS -- 6.89%
   3,500   Charter One Financial, Inc. .......     111,650
   5,000   North Fork Bancorp., Inc. .........     155,000
   2,250   Washington Mutual, Inc. ...........      84,488
                                                ----------
                                                   351,138
                                                ----------
           COMMERCIAL SERVICES -- 5.93%
   4,700   Acxiom Corp.(a)....................      61,523
   8,000   Cendant Corp.(a)...................     156,000
   3,200   Viad Corp. ........................      84,480
                                                ----------
                                                   302,003
                                                ----------
           COMPUTERS AND OFFICE EQUIPMENT -- 3.08%
  16,000   IKON Office Solutions, Inc. .......     156,800
                                                ----------
           CONSUMER GOODS AND SERVICES -- 1.61%
   3,500   Tupperware Corp. ..................      82,005
                                                ----------
           ELECTRONICS -- 5.39%
   1,600   Amphenol Corp. -- Class A(a).......      64,080
   1,700   L-3 Communications
             Holdings, Inc.(a)................     129,710
   2,700   Molex, Inc. -- Class A.............      80,514
                                                ----------
                                                   274,304
                                                ----------
           INSURANCE -- 7.76%
   1,300   ACE, Ltd. .........................      50,817
   3,400   Aon Corp. .........................     119,000
   1,100   Everest Re Group, Ltd. ............      82,280
   1,600   Hartford Financial Services
             Group, Inc. .....................     109,440
   1,900   Willis Group Holdings, Ltd.(a).....      33,725
                                                ----------
                                                   395,262
                                                ----------
           LEISURE & RECREATION -- 1.57%
   2,600   Carnival Corp. ....................      79,820
                                                ----------
           MACHINERY -- 1.22%
   3,800   Harnischfeger Industries, Inc. ....      62,320
                                                ----------
           MANUFACTURING -- 1.72%
     700   SPX Corp. .........................      87,626
                                                ----------
           MEDIA -- 5.60%
   2,700   McGraw-Hill Companies, Inc. .......     178,605
   4,700   Metro-Goldwyn-Mayer, Inc.(a).......     106,455
                                                ----------
                                                   285,060
                                                ----------

 SHARES                                           VALUE
 ------                                         ----------
           COMMON STOCK (CONTINUED)
           MEDICAL AND OTHER HEALTH SERVICES -- 1.48%
     800   Wellpoint Health Networks,
             Inc.(a)..........................  $   75,392
                                                ----------
           MEDICAL EQUIPMENT AND SUPPLIES -- 3.17%
   4,700   Boston Scientific Corp.(a).........      79,900
   3,100   Edwards Lifesciences Corp.(a)......      81,716
                                                ----------
                                                   161,616
                                                ----------
           OIL, COAL AND GAS -- 11.96%
   3,400   Air Products & Chemicals, Inc. ....     155,550
   1,400   Anderson Exploration, Ltd. ........      28,266
   6,100   Arch Coal, Inc. ...................     157,807
   2,600   CONSOL Energy, Inc. ...............      65,780
  10,200   Massey Energy Company..............     201,552
                                                ----------
                                                   608,955
                                                ----------
           OIL, COAL AND GAS: PIPELINES -- 3.13%
   1,500   El Paso Corp. .....................      78,810
   1,600   Kinder Morgan, Inc. ...............      80,400
                                                ----------
                                                   159,210
                                                ----------
           PHARMACEUTICALS -- 6.01%
   4,000   ICN Pharmaceuticals, Inc.(a).......     126,880
   3,600   IMS Health, Inc. ..................     102,600
   3,800   Omnicare, Inc. ....................      76,760
                                                ----------
                                                   306,240
                                                ----------
           REGULATED INVESTMENT COMPANY -- 1.53%
   8,800   John Hancock Bank & Thrift
             Opportunity Fund.................      78,056
                                                ----------
           RETAIL -- 3.98%
   3,900   Dollar Tree Stores, Inc.(a)........     108,576
   3,800   Toys "R" Us, Inc.(a)...............      94,050
                                                ----------
                                                   202,626
                                                ----------
           RETAIL: AUTOMOBILES -- 7.10%
  18,100   AutoNation, Inc.(a)................     209,960
   9,500   Circuit City Stores, Inc. -- CarMax
             Group(a).........................     151,620
                                                ----------
                                                   361,580
                                                ----------
           SCIENTIFIC & TECHNICAL INSTRUMENTS -- 0.61%
     500   Millipore Corp. ...................      30,990
                                                ----------
           TELECOMMUNICATIONS -- 1.33%
   4,200   Worldcom, Inc. -- MCI Group........      67,620
                                                ----------

                       See notes to financial statements.

                            MID-CAP VALUE PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

 SHARES                                           VALUE
 ------                                         ----------
           COMMON STOCK (CONTINUED)
           UTILITIES: ELECTRIC -- 8.93%
   8,800   ALLETE, Inc. ......................  $  198,000
   2,800   Exelon Corp. ......................     179,536
   3,600   Western Resources, Inc. ...........      77,400
                                                ----------
                                                   454,936
                                                ----------
           TOTAL COMMON STOCK
           (Cost $4,746,016)..................   4,817,859
                                                ----------
PRINCIPAL
---------
            REPURCHASE AGREEMENT -- 5.60%
$285,328..  With Investors Bank & Trust, dated
              06/29/01, 3.08%, due 07/02/01,
              repurchase proceeds at maturity
              $285,401, (Collateralized by
              Government National Mortgage
              Association, 7.75%, due 07/20/22,
              with a value of $299,597) (Cost
              $285,328)........................     285,328
                                                 ----------
            Total Investments -- 100.20% (Cost
            $5,031,344)........................   5,103,187
            Liabilities less other
            assets -- (0.20)%..................      (9,964)
                                                 ----------
            NET ASSETS -- 100.00%..............  $5,093,223
                                                 ==========
The aggregate cost of securities for federal income tax
purposes at June 30, 2001 is $5,031,344.
The following amount is based on cost for federal income
tax purposes:
    Gross unrealized appreciation..............  $  336,085
    Gross unrealized depreciation..............    (264,242)
                                                 ----------
    Net unrealized appreciation................  $   71,843
                                                 ==========

---------------

(a)  Non-income producing securities.

                       See notes to financial statements.

                            MID-CAP GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK -- 99.35%
              AEROSPACE -- 0.95%
        600   General Dynamics Corp. ......  $       46,686
                                             --------------
              AGRICULTURE  -- 1.43%
      1,900   Monsanto Company.............          70,300
                                             --------------
              BANKS -- 2.48%
        600   City National Corp. .........          26,574
        600   Investors Financial Services
                Corp. .....................          40,200
        900   North Fork Bancorporation,
                Inc. ......................          27,900
        600   TCF Financial Corp. .........          27,786
                                             --------------
                                                    122,460
                                             --------------
              BUSINESS SERVICES -- 2.35%
      1,000   Fiserv, Inc.(a)..............          63,980
        900   Manpower, Inc. ..............          26,910
      1,000   Robert Half International,
                Inc.(a)....................          24,890
                                             --------------
                                                    115,780
                                             --------------
              COMMUNICATIONS EQUIPMENT -- 2.38%
      1,200   Comverse Technology,
                Inc.(a)....................          69,144
      1,800   RF Micro Devices, Inc.(a)....          48,240
                                             --------------
                                                    117,384
                                             --------------
              COMPUTERS AND OFFICE EQUIPMENT -- 2.39%
      1,100   Brocade Communications
                Systems, Inc.(a)...........          48,389
      1,500   Jabil Circuit, Inc.(a).......          46,290
      1,700   Network Appliance, Inc.(a)...          23,290
                                             --------------
                                                    117,969
                                             --------------
              COMPUTER SOFTWARE AND SERVICES -- 14.95%
      1,300   Affiliated Computer Services,
                Inc. -- Class A(a).........          93,483
      2,700   BISYS Group, Inc.(a).........         159,300
      1,400   Check Point Software
                Technologies, Ltd.(a)......          70,798
      1,300   Electronic Arts, Inc.(a).....          75,270
      1,700   i2 Technologies, Inc.(a).....          33,660
      1,600   Interwoven, Inc.(a)..........          27,040
      1,000   Mercury Interactive
                Corp.(a)...................          59,900
      1,800   Micromuse, Inc.(a)...........          50,382
      1,300   PeopleSoft, Inc.(a)..........          63,999

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              COMPUTER SOFTWARE AND SERVICES (CONTINUED)
      1,500   Peregrine Systems, Inc.(a)...  $       43,500
      1,000   VeriSign, Inc.(a)............          60,010
                                             --------------
                                                    737,342
                                             --------------
              ELECTRONICS -- 2.12%
      4,000   Flextronics International,
                Ltd.(a)....................         104,440
                                             --------------
              FOOD AND BEVERAGES -- 0.16%
        350   Hain Celestial Group,
                Inc.(a)....................           7,700
                                             --------------
              INSURANCE -- 5.13%
      2,800   ACE, Ltd. ...................         109,452
        600   Everest Re Group, Ltd. ......          44,880
      1,200   XL Capital Ltd. -- Class A...          98,520
                                             --------------
                                                    252,852
                                             --------------
              LEISURE AND RECREATION -- 3.27%
      1,400   Harrah's Entertainment,
                Inc.(a)....................          49,420
      3,000   Starwood Hotel & Resorts
                Worldwide, Inc. ...........         111,840
                                             --------------
                                                    161,260
                                             --------------
              MEDIA -- 1.62%
      2,000   Charter Communications,
                Inc. -- Class A(a).........          46,700
        500   McGraw-Hill Companies,
                Inc. ......................          33,075
                                             --------------
                                                     79,775
                                             --------------
              MEDICAL AND OTHER HEALTH SERVICES -- 2.31%
      2,500   Universal Health Services,
                Inc. -- Class B(a).........         113,750
                                             --------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 5.66%
      1,800   Biomet, Inc. ................          86,508
      3,500   Cytyc Corp.(a)...............          80,675
      1,000   Stryker Corp. ...............          54,850
        800   Varian Medical Systems,
                Inc. ......................          57,200
                                             --------------
                                                    279,233
                                             --------------
              OIL, COAL AND GAS -- 9.37%
      2,300   BJ Services Company(a).......          65,274
        900   Nabors Industries, Inc.(a)...          33,480
      2,200   Noble Drilling Corp.(a)......          72,050
      2,200   Patterson-UTI Energy,
                Inc.(a)....................          39,314

                       See notes to financial statements.

                            MID-CAP GROWTH PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              OIL, COAL AND GAS (CONTINUED)
      1,000   Smith International,
                Inc.(a)....................  $       59,900
      4,000   Weatherford International,
                Inc.(a)....................         192,000
                                             --------------
                                                    462,018
                                             --------------
              OIL AND GAS: PIPELINES -- 1.15%
      2,300   Aquila, Inc.(a)..............          56,695
                                             --------------
              PHARMACEUTICALS -- 11.33%
        700   Abgenix, Inc.(a).............          31,500
        900   Andrx Group(a)...............          69,300
        600   Biogen, Inc.(a)..............          32,616
      1,100   Cephalon, Inc.(a)............          77,550
      1,100   Forest Laboratories,
                Inc.(a)....................          78,100
        900   ICOS Corp.(a)................          57,600
      1,700   IDEC Pharmaceuticals
                Corp.(a)...................         115,073
      1,800   King Pharmaceuticals,
                Inc.(a)....................          96,750
                                             --------------
                                                    558,489
                                             --------------
              RESEARCH AND DEVELOPMENT -- 5.25%
        800   Human Genome Sciences,
                Inc.(a)....................          48,200
      1,800   IMS Health, Inc. ............          51,300
      1,100   Medarex, Inc.(a).............          25,850
      1,700   MedImmune, Inc.(a)...........          80,240
      1,500   Millennium Pharmaceuticals,
                Inc.(a)....................          53,370
                                             --------------
                                                    258,960
                                             --------------
              RETAIL -- 6.33%
      1,700   Bed Bath & Beyond, Inc.(a)...          51,000
      1,000   Best Buy Company, Inc.(a)....          63,520
      1,000   BJ's Wholesale Club,
                Inc.(a)....................          53,260
      1,400   CDW Computer Centers,
                Inc.(a)....................          55,594
        900   NIKE, Inc. -- Class B........          37,791
      1,600   TJX Companies, Inc. .........          50,992
                                             --------------
                                                    312,157
                                             --------------
              RETAIL: RESTAURANTS -- 1.58%
      3,400   Starbucks Corp.(a)...........          78,200
                                             --------------
              SCIENTIFIC EQUIPMENT -- 2.13%
      3,800   Waters Corp.(a)..............         104,918
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              SEMICONDUCTORS -- 6.46%
      2,600   Advanced Micro Devices,
                Inc.(a)....................  $       75,088
        700   KLA-Tencor Corp.(a)..........          40,929
      1,800   Marvell Technology Group,
                Ltd.(a)....................          48,420
      2,800   Microchip Technology,
                Inc.(a)....................          95,900
      1,600   Semtech Corp.(a).............          48,000
      1,800   Transmeta Corp.(a)...........          10,044
                                             --------------
                                                    318,381
                                             --------------
              TELECOMMUNICATIONS -- 4.56%
      1,600   Amdocs, Ltd.(a)..............          86,160
      6,500   McLeodUSA, Inc. -- Class
                A(a).......................          29,835
      3,700   Nextel Partners, Inc. --
                Class A(a).................          57,424
      1,200   Western Wireless Corp. --
                Class A(a).................          51,600
                                             --------------
                                                    225,019
                                             --------------
              TOYS -- 1.23%
      3,200   Mattel, Inc. ................          60,544
                                             --------------
              UTILITIES -- 2.76%
      3,600   Calpine Corp.(a).............         136,080
                                             --------------
              TOTAL COMMON STOCK (Cost
              $4,971,947)..................       4,898,392
                                             --------------
 PRINCIPAL
 ---------
              REPURCHASE AGREEMENT -- 0.12%
$5,686......  With Investors Bank & Trust,
                dated 06/29/01, 3.08%, due
                07/02/01, repurchase
                proceeds at maturity $5,688
                (Collateralized by Fannie
                Mae Adjustable Rate
                Mortgage, 7.976%, due
                11/01/22, with a value of
                $6,030) (Cost $5,686)......           5,686
                                             --------------
              Total Investments -- 99.47%
              (Cost $4,977,633)............       4,904,078
              Other assets less
              liabilities -- 0.53%.........          26,137
                                             --------------
              NET ASSETS -- 100.00%........  $    4,930,215
                                             ==============

                       See notes to financial statements.

                            MID-CAP GROWTH PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)


The aggregate cost of securities for federal income tax purposes at June 30, 2001, is $4,977,633.
The following amount is based on cost for federal income tax purposes:


    Gross unrealized appreciation............  $  390,585
    Gross unrealized depreciation............    (464,140)
                                               ----------
    Net unrealized depreciation..............  $  (73,555)
                                               ==========

---------------
(a) Non-income producing security.

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK -- 93.75%
              ADVERTISING -- 0.32%
     99,900   Lamar Advertising
                Company(c).................  $    4,395,600
                                             --------------
              AEROSPACE -- 0.52%
    219,900   AAR Corp. ...................       3,760,290
    240,900   Innovative Solutions and
                Support, Inc.(c)...........       3,468,960
                                             --------------
                                                  7,229,250
                                             --------------
              AGRICULTURE -- 0.30%
    209,400   Delta and Pine Land
                Company....................       4,114,710
                                             --------------
              AIRLINES -- 0.33%
    258,200   AirTran Holdings, Inc.(c)....       2,711,100
     59,900   Atlantic Coast Airlines
                Holdings, Inc.(c)..........       1,796,401
                                             --------------
                                                  4,507,501
                                             --------------
              APPAREL -- 0.27%
    129,100   Ashworth, Inc.(c)............         712,632
    122,800   Quiksilver, Inc.(c)..........       3,070,000
                                             --------------
                                                  3,782,632
                                             --------------
              BANKS -- 5.14%
     82,900   Astoria Financial Corp. .....       4,559,500
    151,976   Banner Corp. ................       3,343,472
    258,828   Charter One Financial,
                Inc. ......................       8,256,613
    103,800   Compass Bancshares, Inc. ....       2,750,700
     74,770   FleetBoston Financial
                Corp. .....................       2,949,677
    790,000   Hibernia Corporation -- Class
                A..........................      14,062,000
    536,811   Hudson United Bancorp........      13,688,680
    313,992   National Commerce Financial
                Corp. .....................       7,651,985
    325,000   People's Bank................       7,575,750
    159,940   Sterling Financial
                Corp.(c)...................       2,399,100
    155,980   Washington Federal, Inc. ....       3,824,630
                                             --------------
                                                 71,062,107
                                             --------------
              BROADCAST SERVICES -- 3.02%
    439,400   Cox Radio, Inc. -- Class
                A(c).......................      12,237,290
     74,900   Entercom Communications
                Corp.(c)...................       4,015,389
    218,400   Radio One, Inc. -- Class
                A(c).......................       5,023,200

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              BROADCAST SERVICES (CONTINUED)
    247,397   Saga Communications, Inc. --
                Class A(c).................  $    5,873,205
    301,500   Salem Communications Corp. --
                Class A(c).................       6,596,820
    217,100   Westwood One, Inc.(c)........       8,000,135
                                             --------------
                                                 41,746,039
                                             --------------
              BUSINESS SERVICES -- 3.31%
    206,200   ABM Industries, Inc. ........       7,680,950
    329,800   AHL Services, Inc.(a)(c).....       2,638,400
     54,800   eFunds Corp.(c)..............       1,019,280
    561,633   Encompass Service Corp.(c)...       5,026,615
    158,600   Hall, Kinion & Associates,
                Inc.(c)....................       1,278,316
    302,700   KPMG Consulting, Inc.(c).....       4,646,445
    171,900   Manpower, Inc. ..............       5,139,810
    172,700   National Processing,
                Inc.(c)....................       4,835,600
    201,500   NCO Group, Inc.(a)(c)........       6,232,395
    195,400   Paxar Corp.(c)...............       2,813,760
     48,950   Resources Connection,
                Inc.(c)....................       1,264,868
    100,000   Reynolds and Reynolds
                Company -- Class A.........       2,195,000
     60,000   Volt Information Sciences,
                Inc.(c)....................       1,050,000
                                             --------------
                                                 45,821,439
                                             --------------
              CHEMICALS -- 0.23%
    313,800   Agrium, Inc.(a)..............       3,138,000
                                             --------------
              COMMERCIAL SERVICES -- 2.20%
    191,600   Central Parking Corp.(a).....       3,582,920
    113,300   Chemed Corp. ................       4,094,662
    201,000   F.Y.I., Inc.(c)..............       8,241,000
    242,270   Iron Mountain, Inc.(c).......      10,863,387
    105,900   MemberWorks, Inc.(a)(c)......       2,450,526
    660,000   Student Advantage, Inc.(c)...       1,207,800
                                             --------------
                                                 30,440,295
                                             --------------
              COMMUNICATIONS EQUIPMENT -- 1.60%
     82,000   American Tower Corp. -- Class
                A(a)(c)....................       1,694,940
     88,100   Anaren Microwave, Inc.(c)....       1,762,000
     75,400   EMS Technologies, Inc.(c)....       1,149,850
    223,200   Inrange Technologies Corp. --
                Class B(a)(c)..............       3,426,120
    183,100   SBA Communications
                Corp.(c)...................       4,531,725

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              COMMUNICATIONS EQUIPMENT (CONTINUED)
    154,600   SpectraLink Corp.(c).........  $    2,011,346
    391,100   Spectrasite Holdings,
                Inc.(a)(c).................       2,831,564
    103,900   Stanford Microdevices,
                Inc.(a)(c).................       1,755,910
    200,900   SymmetriCom, Inc.(c).........       2,941,176
                                             --------------
                                                 22,104,631
                                             --------------
              COMPUTERS AND OFFICE EQUIPMENT -- 0.68%
    365,100   Concurrent Computer
                Corp.(c)...................       2,555,700
    230,100   Electronics for Imaging,
                Inc.(c)....................       6,787,950
                                             --------------
                                                  9,343,650
                                             --------------
              COMPUTER AND SOFTWARE SERVICES -- 5.79%
     18,900   Advent Software, Inc.(c).....       1,200,150
    408,700   American Management Systems,
                Inc.(c)....................       9,645,320
    444,400   Checkpoint Systems,
                Inc.(a)(c).................       7,910,320
    212,650   InterCept Group,
                Inc.(a)(c).................       8,080,700
    364,900   Legato Systems, Inc.(c)......       5,820,155
    206,000   Moldflow Corp.(c)............       3,174,460
    171,900   MRO Software, Inc.(c)........       2,716,020
     47,225   Netegrity, Inc.(a)(c)........       1,416,750
     73,600   OPNET Technologies,
                Inc.(c)....................       1,315,232
    788,700   Parametric Technology
                Corp.(c)...................      11,033,913
     56,200   PLATO Learning, Inc.(c)......       1,739,390
    300,000   Rational Software
                Corp.(a)(c)................       8,415,000
    114,624   SeaChange International,
                Inc.(a)(c).................       2,066,671
    100,000   Synopsys, Inc.(c)............       4,839,000
     86,700   Take-Two Interactive
                Software, Inc.(a)(c).......       1,608,285
    519,927   3DO Company(c)...............       3,785,069
    230,500   Titan Corp.(a)(c)............       5,278,450
                                             --------------
                                                 80,044,885
                                             --------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 0.89%
    122,700   Chicago Bridge & Iron Company
                N.V. ......................       4,153,395
    119,800   Shaw Group, Inc.(a)(c).......       4,803,980
    226,000   U.S. Aggregates, Inc. .......         305,100
    213,975   Watsco, Inc. ................       3,017,047
                                             --------------
                                                 12,279,522
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              CONSUMER GOODS AND SERVICES -- 1.26%
     89,400   Advanced Marketing Services,
                Inc. ......................  $    1,863,990
     69,400   Coinstar, Inc.(c)............       1,544,150
    287,500   Helen of Troy Ltd.(c)........       2,541,500
    195,350   1-800 CONTACTS, Inc.(c)......       4,842,726
    151,900   Rayovac Corp.(a)(c)..........       3,235,470
    177,500   Yankee Candle Company,
                Inc.(a)(c).................       3,370,725
                                             --------------
                                                 17,398,561
                                             --------------
              EDUCATION -- 2.17%
    114,900   Bright Horizons Family
                Solutions, Inc.(c).........       3,607,860
     87,100   Career Education Corp.(c)....       5,217,290
    471,765   ITT Educational Services,
                Inc.(c)....................      21,229,425
                                             --------------
                                                 30,054,575
                                             --------------
              ELECTRONICS -- 3.59%
     96,800   DuraSwitch Industries,
                Inc.(c)....................       1,499,432
    183,200   Interlink Electronics,
                Inc.(a)(c).................       1,485,752
    142,600   Littelfuse, Inc.(c)..........       3,820,254
     77,175   Merix Corp.(c)...............       1,349,791
    200,000   Optimal Robotics
                Corp.(a)(c)................       7,600,000
    183,000   Pemstar, Inc.(a)(c)..........       2,686,440
    210,000   Rogers Corp.(a)(c)...........       5,565,000
    498,300   Sensormatic Electronics
                Corp.(a)(c)................       8,471,100
    261,850   Signal Technology Corp.(c)...       2,814,887
    450,000   Thomas & Betts Corp. ........       9,931,500
    108,300   Universal Electronics,
                Inc.(c)....................       1,949,400
    111,800   Zygo Corp.(a)(c).............       2,487,550
                                             --------------
                                                 49,661,106
                                             --------------
              ENGINEERING -- 1.79%
    153,800   Flour Corp. .................       6,944,070
    422,200   Foster Wheeler, Ltd.(a)......       3,820,910
     45,000   Jacobs Engineering Group,
                Inc.(c)....................       2,935,350
    273,900   McDermott International,
                Inc.(c)....................       3,190,935
    233,100   Michael Baker Corp.(c).......       3,228,435
     35,400   TRC Companies, Inc.(c).......       1,422,018
    120,600   URS Corp.(c).................       3,256,200
                                             --------------
                                                 24,797,918
                                             --------------

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              ENVIRONMENTAL MANAGEMENT SERVICES -- 1.89%
    404,020   Allied Waste Industries,
                Inc.(c)....................  $    7,547,094
    115,900   Capital Environmental
                Resource, Inc.(c)..........         289,750
    435,700   Casella Waste Systems,
                Inc. -- Class A(c).........       5,446,250
    271,500   Republic Services, Inc.(c)...       5,389,275
    150,900   Waste Connections,
                Inc.(a)(c).................       5,432,400
    260,100   Waste Holdings, Inc.(a)(c)...       1,976,760
                                             --------------
                                                 26,081,529
                                             --------------
              EQUIPMENT RENTAL AND LEASING -- 0.70%
    239,100   Aaron Rents, Inc. ...........       4,064,700
    105,600   Electro Rent Corp.(c)........       1,722,336
     79,000   XTRA Corp.(c)................       3,918,400
                                             --------------
                                                  9,705,436
                                             --------------
              FINANCE -- 0.73%
    435,590   Allied Capital Corp. ........      10,083,909
                                             --------------
              FOOD AND BEVERAGE -- 0.23%
    148,900   United Natural Foods,
                Inc.(c)....................       3,119,455
                                             --------------
              INSURANCE -- 0.52%
     51,000   MONY Group, Inc. ............       2,046,630
     38,600   National Western Life
                Insurance Company -- Class
                A(c).......................       4,632,000
    169,100   Penn Treaty American
                Corp.(a)(c)................         554,648
                                             --------------
                                                  7,233,278
                                             --------------
              INTERNET -- 1.65%
    439,300   Alloy Online, Inc.(a)(c).....       6,286,383
    230,100   C-bridge Internet Solutions,
                Inc.(c)....................         379,665
     95,100   EarthLink, Inc.(c)...........       1,340,910
    260,500   Foundry Networks,
                Inc.(a)(c).................       5,204,790
    196,100   Multex.com, Inc.(a)(c).......       3,186,625
    345,000   Priceline.com, Inc.(a)(c)....       3,122,250
    107,650   RSA Security, Inc.(c)........       3,331,767
                                             --------------
                                                 22,852,390
                                             --------------
              LEISURE AND RECREATION -- 1.06%
     59,100   Argosy Gaming Company(c).....       1,640,616
    287,900   Isle of Capri Casinos,
                Inc.(c)....................       2,706,260
    136,500   Pinnacle Entertainment,
                Inc.(c)....................       1,003,275

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              LEISURE AND RECREATION (CONTINUED)
    158,000   ResortQuest International,
                Inc.(c)....................  $    1,817,000
    305,700   Station Casinos,
                Inc.(a)(c).................       4,891,200
     82,600   Travelocity.com, Inc.(c).....       2,535,820
                                             --------------
                                                 14,594,171
                                             --------------
              MACHINERY -- 0.18%
    207,600   JLG Industries, Inc. ........       2,563,860
                                             --------------
              MANUFACTURING -- 1.76%
    199,700   Applied Films Corp.(a)(c)....       4,193,700
    521,300   C&D Technologies, Inc. ......      16,160,300
     61,300   Cummins, Inc. ...............       2,372,310
    139,800   Lydall, Inc.(c)..............       1,677,600
                                             --------------
                                                 24,403,910
                                             --------------
              MEDIA AND ENTERTAINMENT -- 4.65%
    190,000   Adelphia Communications
                Corp. -- Class A(a)(c).....       7,790,000
    399,200   Crown Media Holdings,
                Inc.(c)....................       7,405,160
    782,500   Emmis Communications Corp. --
                Class A(c).................      24,061,875
    474,800   Entravision Communications
                Corp. -- Class A(c)........       5,840,040
    234,400   Insight Communications
                Company, Inc.(c)...........       5,860,000
    231,900   LodgeNet Entertainment
                Corp.(c)...................       4,058,250
    230,900   Martha Stewart Living
                Omnimedia, Inc. -- Class
                A(a)(c)....................       5,333,790
    287,500   Mediacom Communications
                Corp.(a)(c)................       4,025,000
                                             --------------
                                                 64,374,115
                                             --------------
              MEDICAL AND OTHER HEALTH SERVICES -- 10.13%
     68,100   Accredo Health, Inc.(c)......       2,532,639
     50,000   American Healthways,
                Inc.(c)....................       1,926,000
    158,200   Community Health Care(c).....       4,666,900
    155,500   Eclipsys Corp.(a)(c).........       4,369,550
  1,464,800   HEALTHSOUTH Corp.(c).........      23,392,856
    650,000   IMS Health, Inc. ............      18,525,000
    580,000   Lincare Holdings, Inc.(c)....      17,405,800

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              MEDICAL AND OTHER HEALTH SERVICES (CONTINUED)
     61,073   MedQuist, Inc.(c)............  $    1,812,647
     73,100   National Dentex Corp.(c).....       1,549,720
    312,200   OrthAlliance, Inc. -- Class
                A(a)(c)....................       1,014,650
    267,500   Orthodontic Centers of
                America, Inc.(a)(c)........       8,129,325
    237,900   Prime Medical Services,
                Inc.(c)....................       1,072,929
    225,100   Province Healthcare
                Company(a)(c)..............       7,943,779
     69,400   RehabCare Group, Inc.(c).....       3,345,080
    210,934   Renal Care Group,
                Inc.(a)(c).................       6,937,619
     62,400   Select Medical Corp.(c)......       1,248,000
    478,148   Triad Hospitals,
                Inc.(a)(c).................      14,091,022
    388,800   Universal Health Services,
                Inc. -- Class B(c).........      17,690,400
    154,500   UroCor, Inc.(c)..............       2,417,925
                                             --------------
                                                140,071,841
                                             --------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 2.13%
    102,500   ArthroCare Corp.(a)(c).......       2,680,375
     90,200   Closure Medical
                Corp.(a)(c)................       2,071,894
    314,500   Cytyc Corp.(a)(c)............       7,249,225
    109,700   Luminex Corp.(a)(c)..........       2,192,903
    285,000   Owens & Minor, Inc. .........       5,415,000
     75,900   Varian Medical Systems,
                Inc.(c)....................       5,426,850
    161,600   Zoll Medical Corp.(c)........       4,435,920
                                             --------------
                                                 29,472,167
                                             --------------
              METALS AND MINING -- 0.79%
    163,500   Century Aluminum Company.....       2,622,540
    244,100   Freeport -- McMoRan Copper &
                Gold, Inc. -- Class B(c)...       2,697,305
    386,100   Oregon Steel Mills, Inc. ....       3,281,850
    154,300   RTI International Metals,
                Inc.(c)....................       2,353,075
                                             --------------
                                                 10,954,770
                                             --------------
              MOTOR VEHICLES -- 0.36%
     38,800   Monaco Coach Corp.(c)........       1,288,160
     84,350   Oshkosh Truck Corp. .........       3,732,487
                                             --------------
                                                  5,020,647
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              OIL, COAL AND GAS -- 4.27%
    271,900   Berry Petroleum Company --
                Class A....................  $    3,942,550
      2,400   Cabot Oil & Gas Corp. --
                Class A....................          58,560
    505,500   Chesapeake Energy Corp.(c)...       3,437,400
     82,600   Devon Energy Corp.(a)........       4,336,500
     26,289   Evergreen Resources,
                Inc.(c)....................         998,982
    249,600   Grant Prideco, Inc.(c).......       4,365,504
    209,200   Grey Wolf, Inc.(c)...........         836,800
    181,400   Horizon Offshore, Inc.(c)....       2,448,900
     95,000   Houston Exploration
                Company(c).................       2,968,750
    178,000   Massey Energy Company........       3,517,280
     78,700   Peabody Energy Corp.(a)(c)...       2,577,425
    121,900   Pioneer Natural Resources
                Company(c).................       2,078,395
    126,100   Superior Energy Services,
                Inc.(c)....................         996,190
    100,100   TETRA Technologies,
                Inc.(c)....................       2,447,445
    216,700   Tosco Corp. .................       9,545,635
    159,400   Unit Corp.(c)................       2,526,490
     60,200   Valero Energy Corp.(a).......       2,214,156
     37,600   Veritas DGC, Inc.(c).........       1,043,400
    183,500   Vintage Petroleum, Inc. .....       3,431,450
    256,700   Willbros Group, Inc.(c)......       3,337,100
    132,150   XTO Energy, Inc.(a)..........       1,896,352
                                             --------------
                                                 59,005,264
                                             --------------
              PAPER AND FOREST PRODUCTS -- 0.18%
    213,500   Louisiana -- Pacific
                Corp. .....................       2,504,355
                                             --------------
              PHARMACEUTICALS -- 1.79%
     98,000   Alkermes, Inc.(a)(c).........       3,439,800
     92,900   Medicis Pharmaceutical
                Corp. -- Class A(c)........       4,923,700
     99,900   Noven Pharmaceuticals,
                Inc.(c)....................       3,916,080
    181,400   POZEN, Inc.(c)...............       2,721,000
    146,200   Priority Healthcare Corp. --
                Class B(c).................       4,134,536
     55,600   Syncor International
                Corp.(c)...................       1,723,600
    231,100   XOMA, Ltd.(c)................       3,942,566
                                             --------------
                                                 24,801,282
                                             --------------

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              PUBLISHING -- 1.12%
    108,800   Houghton Mifflin Company.....  $    6,520,384
    284,400   Journal Register
                Company(c).................       4,578,840
    186,000   John Wiley & Sons, Inc. --
                Class A....................       4,398,900
                                             --------------
                                                 15,498,124
                                             --------------
              REAL ESTATE DEVELOPMENT AND SERVICES -- 0.31%
    157,700   St. Joe Company..............       4,240,553
                                             --------------
              REAL ESTATE INVESTMENT TRUSTS -- 2.20%
     83,400   Alexandria Real Estate
                Equities, Inc. ............       3,319,320
    235,800   Annaly Mortgage Management,
                Inc. ......................       3,232,818
    188,269   Chateau Communities, Inc. ...       5,911,647
    333,600   Equity Inns, Inc. ...........       3,269,280
    137,800   First Industrial Realty
                Trust, Inc. ...............       4,428,892
    251,300   Pinnacle Holdings, Inc.(c)...       1,510,313
     74,400   Post Properties, Inc. .......       2,816,040
     77,600   Redwood Trust, Inc. .........       1,765,400
    119,900   Sun Communities, Inc. .......       4,238,465
                                             --------------
                                                 30,492,175
                                             --------------
              RESEARCH AND DEVELOPMENT -- 0.63%
     88,600   Albany Molecular Research,
                Inc.(c)....................       3,367,686
    138,900   ArQule, Inc.(c)..............       3,008,574
     65,200   CuraGen Corp.(a)(c)..........       2,373,280
                                             --------------
                                                  8,749,540
                                             --------------
              RETAIL -- 5.85%
    143,000   Barnes & Noble, Inc.(a)(c)...       5,627,050
    477,050   Big Lots, Inc.(c)............       6,526,044
     86,200   Copart, Inc.(c)..............       2,521,350
    197,800   dELIA*s Corp. -- Class
                A(a)(c)....................       1,582,400
    133,000   Duane Reade, Inc.(c).........       4,322,500
    149,800   Duckwall -- ALCO Stores,
                Inc.(c)....................       1,190,910
    211,775   Fred's, Inc. ................       5,453,206
    144,600   Guitar Center, Inc.(c).......       3,055,398
    125,500   Hibbet Sporting Goods,
                Inc.(c)....................       4,651,030
    344,200   Hollywood Entertainment
                Corp.(c)...................       2,911,932
    103,200   Hot Topic, Inc.(a)(c)........       3,209,520
    162,800   Men's Wearhouse, Inc.(c).....       4,493,280

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              RETAIL (CONTINUED)
    584,400   Rite Aid Corp.(a)(c).........  $    5,259,600
    300,000   Ross Stores, Inc. ...........       7,185,000
    950,000   Saks, Inc.(c)................       9,120,000
    121,600   School Specialty, Inc.(c)....       3,143,360
     85,900   SCP Pool Corp.(c)............       2,958,396
     30,000   Too Inc.(c)..................         822,000
    218,300   United Auto Group, Inc.(c)...       3,820,250
    163,800   Wilsons The Leather Experts,
                Inc.(c)....................       3,038,490
                                             --------------
                                                 80,891,716
                                             --------------
              RETAIL: RESTAURANTS -- 2.65%
    312,000   Applebee's International,
                Inc. ......................       6,243,120
    157,800   Benihana, Inc. -- Class
                A(c).......................       2,090,850
     22,500   California Pizza Kitchen,
                Inc.(c)....................         523,125
     79,900   CEC Entertainment, Inc.(c)...       3,943,065
    131,700   Outback Steakhouse,
                Inc.(a)(c).................       3,792,960
    164,750   Rare Hospitality
                International, Inc.(c).....       3,723,350
    953,200   Ruby Tuesday, Inc. ..........      16,299,720
                                             --------------
                                                 36,616,190
                                             --------------
              RETAIL: SUPERMARKET -- 0.38%
    211,400   Pathmark Stores, Inc.(c).....       5,200,440
                                             --------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.18%
     94,700   Photon Dynamics, Inc.(c).....       2,556,900
                                             --------------
              SEMICONDUCTORS -- 6.91%
    104,100   Actel Corp.(c)...............       2,555,655
    654,300   Alpha Industries, Inc.(c)....      19,334,565
    259,100   ASM International
                N.V.(a)(c).................       5,143,135
     86,600   AstroPower, Inc.(a)(c).......       4,515,324
     85,100   Asyst Technologies,
                Inc.(a)(c).................       1,148,850
    332,700   Axcelis Technologies,
                Inc.(c)....................       4,923,960
    107,900   Credence Systems
                Corp.(a)(c)................       2,615,496
     89,200   Cree, Inc.(a)(c).............       2,332,134
    151,000   DuPont Photomasks, Inc.(c)...       7,285,750
    131,900   Fairchild Semiconductor
                Corp. -- Class A(c)........       3,033,700
    294,800   LTX Corp.(c).................       7,535,088
     65,100   Monolithic System Technology,
                Inc.(c)....................         719,355
     52,800   Nanometrics, Inc.(c).........       1,451,314
    291,800   National Semiconductor
                Corp.(c)...................       8,497,216

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              SEMICONDUCTORS (CONTINUED)
    154,400   O2Micro International,
                Ltd.(a)(c).................  $    1,698,400
    186,200   Oak Technology, Inc.(c)......       1,971,858
    108,700   Pericom Semiconductor
                Corp.(c)...................       1,708,764
     63,600   Pixelworks, Inc.(c)..........       2,273,064
    134,200   Power Integrations,
                Inc.(c)....................       2,093,520
    232,500   Sage, Inc.(c)................       3,603,750
    130,900   Ultratech Stepper, Inc.(c)...       3,357,585
    169,100   Varian Semiconductor
                Equipment Associates,
                Inc.(c)....................       7,102,200
     56,600   Virata Corp.(c)..............         670,710
                                             --------------
                                                 95,571,393
                                             --------------
              STORAGE -- 0.51%
    213,300   Mobile Mini, Inc.(c).........       7,034,634
                                             --------------
              TELECOMMUNICATIONS -- 2.97%
    262,000   Boston Communications Group,
                Inc.(c)....................       3,772,800
    110,400   Centennial Communications
                Corp.(c)...................       1,456,176
    127,200   Commonwealth Telephone
                Enterprises, Inc.(a)(c)....       5,374,200
    472,150   Dobson Communications
                Corp. -- Class A(c)........       8,050,157
     37,400   Metro One Telecommunications,
                Inc.(a)(c).................       2,426,138
    163,400   NTELOS, Inc.(c)..............       4,911,804
    278,630   Price Communications
                Corp.(c)...................       5,625,540
    171,200   Rural Cellular Corp. -- Class
                A(c).......................       7,755,360
    245,200   Somera Communications,
                Inc.(c)....................       1,755,632
                                             --------------
                                                 41,127,807
                                             --------------
              TRANSPORTATION: FREIGHT -- 2.36%
    430,000   Airborne, Inc. ..............       4,983,700
    148,700   CNF, Inc.(a).................       4,200,775
    167,000   EGL, Inc.(c).................       2,915,820
    280,400   Kansas City Southern
                Industries, Inc.(c)........       4,430,320

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              TRANSPORTATION: FREIGHT (CONTINUED)
     84,950   Knight Transportation,
                Inc.(c)....................  $    1,745,723
     96,200   Petroleum Helicopters,
                Inc.(c)....................       1,721,980
    390,227   Pittston Brink's Group.......       8,698,160
     65,000   Sea Containers, Ltd. ........       1,216,800
     46,474   United Parcel Service,
                Inc. -- Class B............       2,686,197
                                             --------------
                                                 32,599,475
                                             --------------
              UTILITIES: ELECTRIC -- 1.25%
    850,000   El Paso Electric
                Company(c).................      13,591,500
     56,500   FuelCell Energy,
                Inc.(a)(c).................       1,304,585
     98,900   Orion Power Holdings,
                Inc.(a)(c).................       2,354,809
                                             --------------
                                                 17,250,894
                                             --------------
              TOTAL COMMON STOCK
              (Cost $1,028,462,990)........   1,296,594,641
                                             --------------
              REGULATED INVESTMENT COMPANIES -- 0.70%
  3,946,856   Dreyfus Cash Management Plus
                Fund(b)....................       3,946,856
  5,821,612   Merrimac Cash Fund -- Premium
                Class(b)...................       5,821,612
                                             --------------
              TOTAL REGULATED INVESTMENT
              COMPANIES (Cost
              $9,768,468)..................       9,768,468
                                             --------------
 PRINCIPAL
 ---------
              TIME DEPOSITS -- 5.81%
$24,038,584   American Express Centurion
                Bank, 4.00%, 07/09/01(b)...      24,038,584
  6,365,306   Bank of Montreal, 3.99%,
                07/02/01(b)................       6,365,306
 14,549,272   Bank of Montreal, 3.80%,
                07/12/01(b)................      14,549,272
  6,365,306   Bank of Novia Scotia, 4.07%,
                07/13/01(b)................       6,365,306
  6,316,320   Fleet National Bank, 4.21%,
                07/02/01(b)................       6,316,320
 15,458,601   Keybank, 4.13%,
                07/02/01(b)................      15,458,601
  5,455,977   Royal Bank of Canada, 4.00%,
                07/02/01(b)................       5,455,977
  1,818,659   Toronto Dominion Bank, 4.06%,
                07/02/01(b)................       1,818,659
                                             --------------
              TOTAL TIME DEPOSITS (Cost
              $80,368,025).................      80,368,025
                                             --------------

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              SHORT TERM CORPORATE NOTES -- 5.39%
$ 4,450,119   American Express Centurion
                Bank, Floating Rate,
                4.016%(+), 10/05/01(b).....  $    4,450,119
  4,283,569   Branch Banking & Trust,
                Floating Rate, 3.86%(+),
                11/20/01(b)................       4,283,569
 19,734,277   Credit Suisse First Boston
                Corporation, Floating Rate,
                4.23%(+), 05/07/02(b)......      19,734,277
  5,883,570   First Union National Bank,
                Floating Rate, 4.00%(+),
                03/12/02(b)................       5,883,570
  9,867,140   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                4.23%(+), 07/05/01(b)......       9,867,140
  6,399,538   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                4.23%(+), 10/01/01(b)......       6,399,538
 24,000,000   Prudential Securities, Inc.,
                Floating Rate, 4.40%(+),
                09/06/01(b)................      24,000,000
                                             --------------
              TOTAL SHORT TERM CORPORATE
              NOTES (Cost $74,618,213).....      74,618,213
                                             --------------
              TOTAL SECURITIES (Cost
              $1,193,217,696)..............   1,461,349,347
                                             --------------
              REPURCHASE AGREEMENTS -- 6.29%
 10,881,655   With Investors Bank & Trust,
                dated 06/29/01, 2.81%, due
                07/02/01, repurchase
                proceeds at maturity
                $10,884,203 (Collateralized
                by U.S. Treasury Notes,
                6.375%, due 01/31/02, with
                a value of $11,102,902)....      10,881,655
 11,754,887   With Investors Bank & Trust,
                dated 06/29/01, 2.81%, due
                07/02/01, repurchase
                proceeds at maturity
                $11,757,639 (Collateralized
                by U.S. Treasury Notes,
                6.375%, due 01/31/02, with
                a value of $11,998,633)....      11,754,887
 18,896,338   With Investors Bank & Trust,
                dated 06/29/01, 2.81%, due
                07/02/01, repurchase
                proceeds at maturity
                $18,900,763 (Collateralized
                by U.S. Treasury Notes,
                6.375%, due 01/31/02, with
                a value of $19,279,053)....      18,896,338

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              REPURCHASE AGREEMENTS (CONTINUED)
$20,438,966   With Investors Bank & Trust,
                dated 06/29/01, 2.81%, due
                07/02/01, repurchase
                proceeds at maturity
                $20,443,752 (Collateralized
                by U.S. Treasury Notes,
                6.375%, due 01/31/02, with
                a value of $20,851,791)....  $   20,438,966
 24,967,705   With Investors Bank & Trust,
                dated 06/29/01, 3.08%, due
                07/02/01, repurchase
                proceeds at maturity
                $24,974,114 (Collateralized
                by Freddie Mac Adjustable
                Rate Mortgage, 8.042%, due
                05/01/28, with a value of
                $15,742,596 and Fannie Mae,
                4.305%, due 03/25/31, with
                a value of $10,476,891)....      24,967,705
                                             --------------
              TOTAL REPURCHASE AGREEMENTS
              (Cost $86,939,551)...........      86,939,551
                                             --------------
              Total Investments -- 111.94%
              (Cost $1,280,157,247)........   1,548,288,898
              Liabilities less other
              assets -- (11.94)%...........    (165,196,847)
                                             --------------
              NET ASSETS -- 100.00%........  $1,383,092,051
                                             ==============


The aggregate cost of securities for federal income tax purposes at June 30, 2001 is $1,280,157,247.
The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation.........  $ 348,229,093
    Gross unrealized depreciation.........    (80,097,442)
                                            -------------
    Net unrealized appreciation...........  $ 268,131,651
                                            =============

---------------
(a)  All or part of this security is on loan.
(b) Collateral for securities on loan.
(c)  Non-income producing security.
(+) This interest rate is subject to change monthly based on the London
    Interbank Offered Rate ("LIBOR"). The rate shown was in effect at June 30, 2001.

                       See notes to financial statements.

                          AGGRESSIVE EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK -- 98.92%
              APPAREL -- 1.72%
    160,000   Jones Apparel Group,
                Inc.(a)(c)...................  $  6,912,000
                                               ------------
              BANK -- 1.12%
     70,000   Golden West Financial Corp. ...     4,496,800
                                               ------------
              COMMUNICATIONS EQUIPMENT AND SERVICES --5.77%
    180,000   Amdocs, Ltd.(a)(c).............     9,693,000
    125,000   Comverse Technology, Inc.(c)...     7,137,500
    275,000   Polycom, Inc.(c)...............     6,349,750
                                               ------------
                                                 23,180,250
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 2.51%
    150,000   Lexmark International,
                Inc.(c)......................    10,087,500
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 10.97%
    160,000   BMC Software, Inc.(c)..........     3,606,400
    240,000   Cadence Design Systems,
                Inc.(c)......................     4,471,200
    215,000   Check Point Software
                Technologies, Ltd.(a)(c).....    10,872,550
    145,000   Open Text Corp.(a)(c)..........     3,403,150
    115,000   Openwave Systems, Inc.(c)......     3,990,500
    200,000   PeopleSoft, Inc.(c)............     9,846,000
    150,000   Peregrine Systems,
                Inc.(a)(c)...................     4,350,000
     80,000   Symantec Corp.(c)..............     3,495,200
                                               ------------
                                                 44,035,000
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 5.47%
    260,000   Insituform Technologies,
                Inc. -- Class A(c)...........     9,490,000
    305,000   Shaw Group, Inc.(a)(c).........    12,230,500
                                               ------------
                                                 21,720,500
                                               ------------
              ELECTRONICS -- 2.60%
    210,000   Flextronics International,
                Inc.(a)(c)...................     5,483,100
    212,000   Sanmina Corp.(a)(c)............     4,962,920
                                               ------------
                                                 10,446,020
                                               ------------
              FINANCIAL SERVICES -- 8.34%
    147,000   Citigroup, Inc. ...............     7,767,480
    168,000   Concord EFS, Inc.(a)(c)........     8,737,680
    148,000   Freddie Mac....................    10,360,000
    165,000   Heller Financial, Inc. -- Class
                A............................     6,600,000
                                               ------------
                                                 33,465,160
                                               ------------
              FOOD AND BEVERAGE -- 3.71%
    125,000   Fleming Companies, Inc. .......     4,462,500
    260,000   Pepsi Bottling Group, Inc. ....    10,426,000
                                               ------------
                                                 14,888,500
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              LEISURE AND RECREATION -- 3.57%
    130,000   International Game
                Technology(c)................  $  8,157,500
    124,000   Sabre Holdings Corp.(c)........     6,200,000
                                               ------------
                                                 14,357,500
                                               ------------
              MANUFACTURING -- 2.02%
    130,000   Precision Castparts Corp.......     4,864,600
     60,000   Tyco International, Ltd.(a)....     3,270,000
                                               ------------
                                                  8,134,600
                                               ------------
              MEDIA -- 2.62%
    450,000   Charter Communications, Inc. --
                Class A(a)(c)................    10,507,500
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 1.94%
    104,000   Quest Diagnostics, Inc.(c).....     7,784,400
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 1.79%
    100,000   Henry Schein, Inc.(c)..........     4,006,000
     57,000   Invitrogen Corp.(a)(c).........     3,171,480
                                               ------------
                                                  7,177,480
                                               ------------
              OIL AND GAS: PIPELINES -- 3.32%
     75,000   Dynegy, Inc.(a)................     3,487,500
    196,000   Kinder Morgan, Inc.(a).........     9,849,000
                                               ------------
                                                 13,336,500
                                               ------------
              PHARMACEUTICALS -- 20.79%
     60,000   AdvancePCS(a)(c)...............     3,843,000
    118,000   Forest Laboratories, Inc.(c)...     8,378,000
    570,000   IVAX Corp.(a)(c)...............    22,230,000
    357,000   King Pharmaceuticals,
                Inc.(c)......................    19,188,750
    233,500   Noven Pharmaceuticals,
                Inc.(c)......................     9,153,200
    355,000   Priority Healthcare Corp. --
                Class B(c)...................    10,039,400
     73,380   SICOR, Inc.(c).................     1,695,078
    143,000   Teva Pharmaceutical Industries,
                Ltd. (ADR)(a)................     8,908,900
                                               ------------
                                                 83,436,328
                                               ------------
              RETAIL -- 3.61%
    155,000   BJ's Wholesale Club, Inc.(c)...     8,255,300
    100,000   Federated Department Stores,
                Inc.(c)......................     4,250,000
     48,600   Michaels Stores, Inc.(c).......     1,992,600
                                               ------------
                                                 14,497,900
                                               ------------
              RETAIL: RESTAURANT -- 1.38%
    215,000   Brinker International,
                Inc.(c)......................     5,557,750
                                               ------------

                       See notes to financial statements.

                          AGGRESSIVE EQUITY PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              RETAIL: SUPERMARKETS -- 3.48%
    340,000   Kroger Company(c)..............  $  8,500,000
    210,000   Winn-Dixie Stores, Inc.(a).....     5,487,300
                                               ------------
                                                 13,987,300
                                               ------------
              SCIENTIFIC EQUIPMENT -- 2.37%
    294,800   Varian, Inc.(c)................     9,522,040
                                               ------------
              SEMICONDUCTORS -- 6.47%
    100,000   Amkor Technology, Inc.(a)(c)...     2,210,000
    100,000   NVIDIA Corp.(a)(c).............     9,275,000
    225,000   QLogic Corp.(c)................    14,501,250
                                               ------------
                                                 25,986,250
                                               ------------
              TELECOMMUNICATIONS -- 2.03%
    190,000   Western Wireless Corp. -- Class
                A(c).........................     8,170,000
                                               ------------
              UTILITIES: ELECTRIC -- 1.32%
    140,000   Calpine Corp.(c)...............     5,292,000
                                               ------------
              TOTAL COMMON STOCK
              (Cost $356,922,223)............   396,979,278
                                               ------------
              REGULATED INVESTMENT COMPANIES -- 1.41%
  2,278,030   Dreyfus Cash Management Plus
                Fund(b)......................     2,278,030
  3,360,095   Merrimac Cash Fund -- Premium
                Class(b).....................     3,360,095
                                               ------------
              TOTAL REGULATED INVESTMENT
              COMPANIES (Cost $5,638,125)....     5,638,125
                                               ------------
 PRINCIPAL
 ---------
              TIME DEPOSITS -- 11.62%
$11,711,842   American Express Centurion
                Bank, 4.00%, 07/09/01(b).....    11,711,842
  3,845,904   Bank of Montreal, 3.99%,
                07/02/01(b)..................     3,845,904
 12,745,990   Bank of Montreal, 3.80%,
                07/12/01(b)..................    12,745,990
  3,845,905   Bank of Novia Scotia, 4.07%,
                07/13/01(b)..................     3,845,905
    752,772   Fleet National Bank, 4.21%,
                07/02/01(b)..................       752,772
  9,340,057   Keybank, 4.13%, 07/02/01(b)....     9,340,057
  3,296,491   Royal Bank of Canada, 4.00%,
                07/02/01(b)..................     3,296,491
  1,098,830   Toronto Dominion Bank, 4.06%,
                07/02/01(b)..................     1,098,830
                                               ------------
              TOTAL TIME DEPOSITS (Cost
              $46,637,791)...................    46,637,791
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM CORPORATE NOTES -- 11.23%
$ 4,627,551   American Express Centurion
                Bank, Floating Rate,
                4.01%(+), 10/05/01(b)........  $  4,627,551
 11,390,152   Credit Suisse First Boston
                Corporation, Floating Rate,
                4.23%(+), 05/07/02(b)........    11,390,152
  1,463,137   First Union National Bank,
                Floating Rate, 4.00%(+),
                03/12/02(b)..................     1,463,137
  5,695,072   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                4.23%(+), 07/05/01(b)........     5,695,072
  8,882,578   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                4.23%(+), 10/01/01(b)........     8,882,578
 13,000,000   Prudential Securities, Inc.,
                Floating Rate, 4.40%(+),
                09/06/01(b)..................    13,000,000
                                               ------------
              TOTAL SHORT TERM CORPORATE
              NOTES (Cost $45,058,490).......    45,058,490
                                               ------------
              TOTAL SECURITIES (Cost
              $454,256,629)..................   494,313,684
                                               ------------
              REPURCHASE AGREEMENT -- 1.14%
  4,577,210   With Investors Bank & Trust,
                dated 6/29/01, 3.08%, due
                7/02/01, repurchase proceeds
                at maturity $4,578,385
                (Collateralized by Government
                National Mortgage
                Association, 6.50%, due
                09/25/29, with a value of
                $4,806,071) (Cost
                $4,577,210)..................     4,577,210
                                               ------------
              Total Investments -- 124.32%
              (Cost $458,833,839)............   498,890,894
              Liabilities less other
              assets -- (24.32%).............   (97,595,353)
                                               ------------
              NET ASSETS -- 100.00%..........  $401,295,541
                                               ============

The aggregate cost of securities for federal income tax purposes at June 30, 2001 is $458,833,839.
The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation............  $ 50,217,093
    Gross unrealized depreciation............   (10,160,038)
                                               ------------
    Net unrealized appreciation..............  $ 40,057,055
                                               ============

---------------
(a)  All or part of this security is on loan.
(b) Collateral for securities on loan.
(c) Non-income producing security.
(+) This interest rate is subject to change monthly based on the London
    Interbank Offered Rate ("LIBOR"). The rate shown was in effect at June 30, 2001.

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES -- 86.17%
              AEROSPACE -- 0.38%
$   445,000   Alliant Techsystems,
                Inc. -- 144A, 8.50%,
                05/15/11.....................  $    449,450
    175,000   Sequa Corp. -- 144A, 8.875%,
                04/01/08.....................       173,250
                                               ------------
                                                    622,700
                                               ------------
              AIRLINES -- 1.66%
  1,200,000   Dunlop Stand Aero Holdings,
                11.875%, 05/15/09............     1,275,000
  1,500,000   Northwest Airlines, Inc.,
                8.875%, 06/01/06.............     1,449,134
                                               ------------
                                                  2,724,134
                                               ------------
              APPAREL -- 0.63%
  1,000,000   William Carter -- Series A,
                10.375%, 12/01/06............     1,030,000
                                               ------------
              AUTOMOTIVE PARTS AND EQUIPMENT -- 1.21%
    500,000   Delco Remy International,
                Inc. -- 144A, 11.00%,
                05/01/09.....................       520,000
    900,000   Hayes Lemmerz International,
                Inc. -- 144A, 11.875%,
                06/15/06.....................       873,000
    600,000   Lear Corp. -- Series B, 8.11%,
                05/15/09.....................       601,419
                                               ------------
                                                  1,994,419
                                               ------------
              AUTOMOTIVE RENTAL -- 0.55%
  1,000,000   Universal Compression, Inc.,
                9.875%, 02/15/08.............       910,000
                                               ------------
              BROADCASTING -- 0.84%
  2,650,000   Spectrasite Holdings, Inc.,
                11.25%, 04/15/09.............     1,219,000
    250,000   Spectrasite Holdings,
                Inc. -- 144A, 6.75%,
                11/15/10.....................       157,813
                                               ------------
                                                  1,376,813
                                               ------------
              CHEMICALS -- 2.77%
  2,000,000   Avecia Group PLC, 11.00%,
                07/01/09.....................     1,990,000
    650,000   Hercules, Inc. -- 144A,
                11.125%, 11/15/07............       643,500
  1,000,000   Huntsman Corp. -- 144A, 9.50%,
                07/01/07.....................       550,000
    600,000   Macdermid, Inc., -- 144A,
                9.125%, 07/15/11.............       603,000
    750,000   PMD Group, Inc. -- 144A,
                11.00%, 02/28/11.............       761,250
                                               ------------
                                                  4,547,750
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              COMMERCIAL SERVICES -- 1.52%
$   575,000   Coinmach Corp. -- Series D,
                11.75%, 11/15/05.............  $    589,375
    600,000   Flag Ltd., 8.25%, 01/30/08.....       486,000
  1,425,000   Pierce Leahy Command Company,
                8.125%, 05/15/08.............     1,417,875
                                               ------------
                                                  2,493,250
                                               ------------
              CONSTRUCTION -- 0.45%
    750,000   Ryland Group, 9.125%,
                06/15/11.....................       740,625
                                               ------------
              CONSUMER GOODS AND SERVICES -- 3.18%
    125,000   Amscan Holdings, Inc., 9.875%,
                12/15/07.....................       110,312
    700,000   Fedders North America, 9.375%,
                08/15/07.....................       623,000
    200,000   Kappa Beheer BV, 10.625%,
                07/15/09.....................       210,000
  1,700,000   Playtex Products, Inc. -- 144A,
                9.375%, 06/01/11.............     1,729,750
  1,000,000   Riverwood International,
                10.875%, 04/01/08............       960,000
  1,565,000   Stone Container -- 144A, 9.25%,
                02/01/08.....................     1,590,431
                                               ------------
                                                  5,223,493
                                               ------------
              ELECTRONICS -- 0.21%
    355,000   Flextronics International Ltd.,
                9.875%, 07/01/10.............       353,225
                                               ------------
              ENVIRONMENTAL MANAGEMENT SERVICES -- 2.69%
    500,000   Allied Waste North America
                Industries, Inc. -- 144A,
                8.875%, 04/01/08.............       513,125
  1,250,000   Allied Waste North America
                Industries, Inc. -- Series B,
                7.875%, 01/01/09.............     1,221,875
  1,550,000   Allied Waste North America
                Industries, Inc. -- Series B,
                10.00%, 08/01/09.............     1,592,625
  1,000,000   Stericycle, Inc. -- Series B,
                12.375%, 11/15/09............     1,081,250
                                               ------------
                                                  4,408,875
                                               ------------
              FINANCE -- 0.82%
  1,350,000   Alamosa Delaware,
                Inc. -- Series 144A, 12.50%,
                02/01/11.....................     1,215,000
    135,000   Bear Island LLC, Series B,
                10.00%, 12/01/07.............       126,900
                                               ------------
                                                  1,341,900
                                               ------------

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FOOD AND BEVERAGE -- 1.88%
$   300,000   New World Pasta Company, 9.25%,
                02/15/09.....................  $    189,000
    150,000   Luigino's, Inc., 10.00%,
                02/01/06.....................       129,000
  1,700,000   Michael Foods -- 144A, 11.75%,
                04/01/11.....................     1,742,500
  1,000,000   Premier International Foods
                PLC, 12.00%, 09/01/09........     1,025,000
                                               ------------
                                                  3,085,500
                                               ------------
              FUNERAL SERVICES -- 1.00%
    600,000   Service Corp. International,
                6.00%, 12/15/05..............       498,000
    375,000   Stewart Enterprises, 6.70%,
                12/01/03.....................       366,256
    750,000   Stewart Enterprises -- 144A,
                10.75%, 07/01/08.............       772,500
                                               ------------
                                                  1,636,756
                                               ------------
              INDUSTRIAL -- 0.76%
  1,380,000   Muzak LLC, 9.875%, 03/15/09....     1,248,900
                                               ------------
              INTERNET SERVICES -- 0.09%
    415,000   Exodus Communications, Inc.,
                10.75%, 12/15/09.............       141,100
                                               ------------
              LEISURE AND RECREATION -- 13.35%
  1,160,000   Ameristar Casinos,
                Inc. -- 144A, 10.75%,
                02/15/09.....................     1,212,200
  1,150,000   Anchor Gaming, 9.875%,
                10/15/08.....................     1,221,875
  2,000,000   Hollywood Casino Shreveport --
                144A, 13.00%, 08/01/06.......     2,100,000
     75,000   Hollywood Casino Corp., 11.25%,
                05/01/07.....................        79,125
  1,400,000   Horseshoe Gaming Holding,
                Series B, 8.625%, 05/15/09...     1,400,000
    370,000   Majestic Star LLC -- Series B,
                10.875%, 07/01/06............       333,000
  2,150,000   Mandalay Resort Group -- Series
                B, 10.25%, 08/01/07..........     2,252,125
    300,000   Mandalay Resort Group, 9.50%,
                08/01/08.....................       313,875
  1,400,000   MGM Mirage, Inc., 9.75%,
                06/01/07.....................     1,494,500
  1,000,000   MGM Mirage, Inc., 8.50%,
                09/15/10.....................     1,037,311
  1,000,000   MGM Mirage, Inc., 8.375%,
                02/01/11.....................     1,006,250

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              LEISURE AND RECREATION (CONTINUED)
$ 1,800,000   Park Place Entertainment Corp.,
                7.875%, 12/15/05.............  $  1,804,500
    125,000   Park Place Entertainment Corp.,
                8.875%, 09/15/08.............       128,437
  2,275,000   Penn National Gaming, Inc. --
                144A, 11.125%, 03/01/08......     2,366,000
  1,200,000   Six Flags Entertainment,
                8.875%, 04/01/06.............     1,194,000
  1,600,000   Six Flags, Inc., 9.75%,
                06/15/07.....................     1,608,000
  2,091,000   Waterford Gaming LLC -- 144A,
                9.50%, 03/15/10..............     2,051,794
    285,000   Weight Watchers International,
                Inc., 13.00%, 10/01/09.......       317,775
                                               ------------
                                                 21,920,767
                                               ------------
              MACHINERY -- 1.79%
    770,000   Flowserve Corp., 12.25%,
                08/15/10.....................       823,900
  1,400,000   National Equipment Services --
                Series D, 10.00%, 11/30/04...     1,092,000
  1,000,000   Terex Corp. -- 144A, 10.375%,
                04/01/11.....................     1,030,000
                                               ------------
                                                  2,945,900
                                               ------------
              MANUFACTURING -- 3.73%
    845,000   Briggs & Stratton -- 144A,
                8.875%, 03/15/11.............       853,450
  1,750,000   Dresser, Inc. -- 144A, 9.375%,
                04/15/11.....................     1,771,875
    995,000   Tekni-Plex, Inc. -- Series B,
                12.75%, 06/15/10.............       805,950
  1,375,000   Transdigm, Inc., 10.375%,
                12/01/08.....................     1,347,500
    850,000   Venture Holdings Trust --
                Series B, 9.50%, 07/01/05....       663,000
  1,000,000   WCI Steel, Inc., Series B,
                10.00%, 12/01/04.............       680,000
                                               ------------
                                                  6,121,775
                                               ------------
              MEDIA -- 9.83%
  1,450,000   Acme Television -- Series B,
                10.875%, 09/30/04............     1,363,000
  1,650,000   Charter Communication Holdings,
                10.25%, 01/15/10.............     1,687,125
    825,000   Charter Communication Holdings,
                10.75%, 10/01/09.............       868,312

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              MEDIA (CONTINUED)
$ 2,550,000   Emmis Escrow Corp. -- 144A,
                12.50%, 03/15/11.............  $  1,440,750
    500,000   Granite Broadcasting Corp.,
                10.375%, 05/15/05............       347,500
  1,500,000   Granite Broadcasting Corp.,
                8.875%, 05/15/08.............     1,005,000
  1,970,000   Insight Communications -- 144A,
                12.25%, 02/15/11.............     1,113,050
  2,400,000   Mediacom LLC -- 144A, 9.50%,
                01/15/13.....................     2,304,000
  1,000,000   Pegasus Communications --
                Series B, 9.625%, 10/15/05...       885,000
    250,000   Pegasus Communications --
                Series B, 9.75%, 12/01/06....       220,000
    350,000   Pegasus Satellite, 12.375%,
                08/01/06.....................       329,000
  1,000,000   Radio One, Inc. -- 144A,
                8.875%, 07/01/11.............     1,000,000
  2,100,000   Sinclair Broadcast Group,
                10.00%, 09/30/05.............     2,110,500
    800,000   Telemundo Holdings, Inc. --
                Series B, 11.50%, 08/15/08...       652,000
    115,000   Telewest Communications PLC,
                9.625%, 10/01/06.............        96,025
    850,000   Telewest Communications PLC,
                11.00%, 10/01/07.............       716,125
                                               ------------
                                                 16,137,387
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 3.26%
  1,045,000   Davita, Inc. -- 144A, 9.25%,
                04/15/11.....................     1,065,900
  1,000,000   HCA-Healthcare Company, 8.75%,
                09/01/10.....................     1,061,293
    275,000   Magellan Health
                Services -- 144A, 9.375%,
                11/15/07.....................       279,469
    350,000   Manor Care, Inc. -- 144A,
                8.00%, 03/01/08..............       351,750
  2,500,000   Tenet Healthcare Corp., 8.625%,
                01/15/07.....................     2,593,750
                                               ------------
                                                  5,352,162
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 0.47%
    750,000   Alliance Imaging -- 144A,
                10.375%, 04/15/11............       768,750
                                               ------------
              OIL, COAL AND GAS -- 5.62%
    250,000   Abraxas Petroleum, 12.875%,
                03/15/03.....................       256,875
  1,775,000   Chesapeake Energy
                Corp. -- 144A, 8.125%,
                04/01/11.....................     1,659,625

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              OIL, COAL AND GAS (CONTINUED)
$ 1,325,000   Nuevo Energy Company -- Series
                B, 9.50%, 06/01/08...........  $  1,331,625
    600,000   Parker Drilling Corp., Series
                D, 9.75%, 11/15/06...........       612,000
  2,375,000   Plains Resources,
                Inc. -- Series F, 10.25%,
                03/15/06.....................     2,422,500
  1,325,000   Pride International, Inc.,
                10.00%, 06/01/09.............     1,457,500
    800,000   Ram Energy, Inc., 11.50%,
                02/15/08.....................       734,000
    750,000   Sesi LLC -- 144A, 8.875%,
                05/15/11.....................       751,875
                                               ------------
                                                  9,226,000
                                               ------------
              OIL, COAL AND GAS: PIPELINES -- 0.27%
    450,000   El Paso Energy
                Partners -- 144A, 8.50%,
                06/01/11.....................       450,000
                                               ------------
              PAPER AND FOREST PRODUCTS -- 0.45%
    805,000   Caraustar Industries,
                Inc. -- 144A, 9.875%,
                04/01/11.....................       740,600
                                               ------------
              PHARMACEUTICALS -- 0.12%
    200,000   AdvancePCS, 8.50%, 04/01/08....       204,000
                                               ------------
              REAL ESTATE INVESTMENT TRUST -- 0.58%
  1,000,000   Felcor Lodging -- 144A, 8.50%,
                06/01/11.....................       955,000
                                               ------------
              RESTAURANTS -- 2.50%
  1,055,000   AFC Enterprises, 10.25%,
                05/15/07.....................     1,097,200
  1,000,000   New World Coffee -- 144A,
                13.00%, 06/15/03.............       950,000
  2,000,000   Sbarro, Inc., 11.00%,
                09/15/09.....................     2,062,500
                                               ------------
                                                  4,109,700
                                               ------------
              RETAIL -- 0.89%
  1,500,000   Pantry, Inc., 10.25%,
                10/15/07.....................     1,455,000
                                               ------------
              SCIENTIFIC EQUIPMENT -- 1.86%
  2,100,000   Fisher Scientific
                International, 9.00%,
                02/01/08.....................     2,068,500
  1,000,000   Fisher Scientific
                International, 9.00%,
                02/01/08.....................       985,000
                                               ------------
                                                  3,053,500
                                               ------------
              SEMICONDUCTORS -- 1.66%
    245,000   Amkor Technology, Inc. -- 144A.
                9.25%, 02/15/08..............       230,300
    365,000   Chippac International, Ltd. --
                Series B, 12.75%, 08/01/09...       354,962

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              SEMICONDUCTORS (CONTINUED)
$ 1,900,000   Fairchild Semiconductor,
                10.50%, 02/01/09.............  $  1,852,500
    470,000   SCG Holding & Semiconductor
                Company, 12.00%, 08/01/09....       282,000
                                               ------------
                                                  2,719,762
                                               ------------
              SPECIAL PURPOSE ENTITY -- 2.31%
  1,300,000   Caithness Coso Funding Corp.,
                Series B, 9.05%, 12/15/09....     1,274,000
  1,000,000   ONO Finance PLC, 13.00%,
                05/01/09.....................       750,000
  1,000,000   ONO Finance PLC, 14.00%,
                02/15/11.....................       850,000
    882,000   Peabody Energy Corp. -- Series
                B, 8.875%, 05/15/08..........       921,690
                                               ------------
                                                  3,795,690
                                               ------------
              TELECOMMUNICATIONS -- 12.34%
    690,000   Allegiance Telecommunications,
                Inc. -- Series B, 11.75%,
                02/15/08.....................       393,300
  2,000,000   Colt Telecommunications Group
                PLC, 12.00%, 12/15/06........     1,800,000
  1,490,000   Crown Castle International
                Corp., 10.75%, 08/01/11......     1,441,575
    450,000   Flag Telecommunications
                Holding, Ltd., 11.625%,
                03/30/10.....................       283,500
  1,400,000   Global Crossing Holding,
                Ltd. -- 144A, 8.70%,
                08/01/07.....................     1,064,000
  2,400,000   Global Crossing Holding, Ltd.,
                9.625%, 05/15/08.............     1,896,000
     75,000   Global Crossing Holding, Ltd.,
                9.50%, 11/15/09..............        58,688
  2,475,000   Intermedia Communications,
                Inc. -- Series B, 9.50%,
                03/01/09.....................     2,450,250
  1,000,000   IPCS, Inc., 14.00%, 07/15/10...       405,000
  1,000,000   IWO Holdings, Inc., 14.00%,
                01/15/11.....................       870,000
  1,000,000   Jazztel PLC, 14.00%,
                04/01/09.....................       370,000
    450,000   Level 3 Communications, Inc.,
                11.25%, 03/15/10.............       191,250
  1,170,000   McCaw International, Ltd.,
                13.00%, 04/15/07.............       327,600
  2,000,000   Nextel Partners, Inc., 11.00%,
                03/15/10.....................     1,575,000
    250,000   Nextlink Communications, Inc.,
                9.625%, 10/01/07.............        72,500

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TELECOMMUNICATIONS (CONTINUED)
$ 1,185,000   NTL Communications Corp. --
                Series B, 11.875%,
                10/01/10.....................  $    788,025
    425,000   NTL, Inc. -- Series B, 11.50%,
                02/01/06.....................       286,875
    335,000   NTL, Inc. -- 144A, 5.75%,
                12/15/09.....................       109,712
    250,000   SBA Communications Corp.,
                12.00%, 03/01/08.............       200,000
    275,000   SBA Communications Corp.,
                10.25%, 02/01/09.............       251,625
    940,000   Telecorp PCS, Inc., 10.625%,
                07/15/10.....................       883,600
  2,005,000   Tritel PCS, Inc., 10.375%,
                01/15/11.....................     1,834,575
  1,300,000   Triton PCS, Inc. -- 144A,
                9.375%, 02/01/11.............     1,261,000
    150,000   Triton PCS, Inc., 9.375%,
                02/01/11.....................       145,500
    925,000   Ubiquitel Operating Company,
                14.00%, 04/15/10.............       365,375
    500,000   VersaTel Telcom BV, 13.25%,
                05/15/08.....................       190,000
  2,000,000   VersaTel Telcom NV, 11.875%,
                07/15/09.....................       720,000
  1,000,000   Viatel, Inc., 11.50%,
                03/15/09.....................        25,000
    275,000   Viatel, Inc., 11.50%,
                03/15/09.....................         6,875
                                               ------------
                                                 20,266,825
                                               ------------
              TRANSPORTATION -- 0.23%
    350,000   Kansas City Southern
                Industries, Inc., 9.50%,
                10/01/08.....................       370,125
                                               ------------
              UTILITIES: ELECTRIC -- 4.27%
  2,200,000   AES Corp., 10.25%, 07/15/06....     2,260,500
    500,000   AES Corp., 9.375%, 09/15/10....       505,000
    500,000   BRL Universal Equipment --
                144A, 8.875%, 02/15/08.......       510,000
  2,000,000   Calpine Corp., 8.625%,
                08/15/10.....................     1,935,478
    115,000   Calpine Corp., 8.50%,
                02/15/11.....................       110,864
  1,500,000   CMS Energy Corp., 9.875%,
                10/15/07.....................     1,563,597
    135,000   CMS Energy Corp., 8.50%,
                04/15/11.....................       131,120
                                               ------------
                                                  7,016,559
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
              (Cost $149,045,617)............   141,488,942
                                               ------------

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              PREFERRED STOCK -- 0.79%
        400   Broadwing Communications,
                12.50%.......................  $    392,000
      1,725   Global Crossing Ltd., 6.75%....       198,375
      1,065   Nextel Communications, Inc.,
                13.00%.......................       702,900
                                               ------------
              TOTAL PREFERRED STOCK
              (Cost $1,852,698)..............     1,293,275
                                               ------------
              WARRANTS -- 0.01%
      1,000   IPCS, Inc, 144A, Expires
                07/15/10.....................        20,000
      1,000   New World Coffee, Regulation S,
                Expires 06/15/06.............            --
        250   Ubiquitel, Inc., 144A, Expires
                04/15/10.....................         2,938
                                               ------------
              TOTAL WARRANTS
              (Cost $3)......................        22,938
                                               ------------
              TOTAL SECURITIES
              (Cost $150,898,311)............   142,805,155
                                               ------------
  PRINCIPAL                                       VALUE
  ---------                                    ------------
              REPURCHASE AGREEMENT -- 11.04%
$18,117,506   With Investors Bank & Trust,
                dated 06/29/01, 3.08%, due
                07/02/01, repurchase proceeds
                at maturity $18,122,156
                (Collateralized by Fannie Mae
                Adjustable Rate Mortgage,
                8.026%, due 04/01/28, with a
                value of $6,557,913 and
                Government National Mortgage
                Association Adjustable Rate
                Mortgage, 6.375%, due
                01/20/24, with a value of
                $12,466,251) (Cost
                $18,117,506).................  $ 18,117,506
                                               ------------
              Total Investments -- 98.01%
              (Cost $169,015,817)............   160,922,661
              Other assets less
              liabilities -- 1.99%...........     3,268,284
                                               ------------
              NET ASSETS -- 100.00%..........  $164,190,945
                                               ============

The aggregate cost of securities for federal income tax purposes at June 30, 2001, is $169,015,817.
The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $  2,845,837
    Gross unrealized depreciation..........   (10,938,993)
                                             ------------
    Net unrealized depreciation............  $ (8,093,156)
                                             ============

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                     VALUE       COUNTRY
  ------                                 -------------   -------
              COMMON STOCKS -- 92.32%
              AEROSPACE -- 0.57%
    762,844   Bae Systems PLC..........  $   3,655,167      UK
                                         -------------
              AIRLINES -- 0.49%
    393,000   Japan Airlines Company,
               Ltd. ...................      1,263,691     JPN
    275,000   Singapore Airlines,
               Ltd.(c).................      1,901,762     SIN
                                         -------------
                                             3,165,453
                                         -------------
              AUTOMOBILES -- 3.66%
     79,200   Bayerische Motoren Werke
               AG......................      2,626,011     GER
    141,400   DaimlerChrysler AG(a)....      6,504,937     GER
    338,300   GKN PLC..................      3,246,699      UK
     56,000   Honda Motor Company,
               Ltd. ...................      2,460,746     JPN
    612,000   Mitsubishi Motors
               Corp.(c)................      2,036,552     JPN
    409,000   Nissan Motor Company,
               Ltd. ...................      2,823,736     JPN
      6,200   PSA Peugeot Citroen......      1,686,106     FRA
    153,000   Suzuki Motor Corp. ......      2,036,568     FRA
                                         -------------
                                            23,421,355
                                         -------------
              AUTOMOTIVE PARTS AND EQUIPMENT -- 0.56%
     58,500   Magna International,
               Inc. -- Class A.........      3,595,463     CDA
                                         -------------
              BANKS -- 7.85%
    245,355   ABN AMRO Holding N.V. ...      4,616,845     NET
    301,640   Allied Irish Banks PLC...      3,478,754     IRE
     16,000   Allied Irish Banks PLC...        179,098     IRE
    446,490   Australia & New Zealand
               Bank Group, Ltd. .......      3,842,404     AUS
    281,600   Banco Bilbao Vizcaya
               Argentaria, SA..........      3,648,804     SPA
     43,800   Bank of Nova Scotia......      1,310,912     CDA
     19,968   Credit Suisse Group(c)...      3,287,028     SWI
     31,300   Deutsche Bank AG.........      2,246,539     GER
    165,250   ForeningsSparbanken AB...      1,916,553     SWE
    368,000   Halifax Group PLC........      4,256,730      UK
    932,500   Keppel Capital Holdings,
               Ltd. ...................      1,791,333     SIN
710,023....   Lloyds TSB Group PLC           7,108,892      UK
    210,000   Sumitomo Mitsui Banking
               Corp.(c)................      1,734,432     JPN
    185,000   Svenska Handelsbanken
               AB -- Class A...........      2,647,961     SWE

  SHARES                                     VALUE       COUNTRY
  ------                                 -------------   -------
              COMMON STOCKS (CONTINUED)
              BANKS (CONTINUED)
  1,851,745   Turkiye Is Bankasi
               (Isbank) (GDR)(c).......  $   1,259,187     TUR
    221,637   Turkiye Is Bankasi
               (Isbank) (GDR)(c).......        150,713     TUR
        595   UFJ Holdings,
               Inc.(a)(c)..............      3,201,387     JPN
    262,000   United Overseas Bank,
               Ltd. ...................      1,653,665     SIN
    270,647   Westpac Banking Corp.,
               Ltd. ...................      1,992,124     AUS
                                         -------------
                                            50,323,361
                                         -------------
              BUILDING MATERIALS -- 0.61%
     19,296   Holcim, Ltd.(c)..........      3,934,231     SWI
                                         -------------
              BUSINESS SERVICES -- 0.16%
    311,300   Hays PLC(c)..............        802,749      UK
     33,790   Lend Lease Corp.,
               Ltd. ...................        215,891     AUS
                                         -------------
                                             1,018,640
                                         -------------
              CHEMICALS -- 1.06%
        300   Norsk Hydro ASA (ADR)....         12,810     NOR
     59,800   Norsk Hydro ASA..........      2,538,630     NOR
     74,000   Shin-Etsu Chemical
               Company, Ltd. ..........      2,717,665     JPN
     27,550   Syngenta AG(a)(c)........      1,450,323     SWI
      4,978   Syngenta AG (ADR)(c).....         53,762     SWI
                                         -------------
                                             6,773,190
                                         -------------
              COMMERCIAL SERVICES -- 0.05%
      1,743   SGS Societe Generale de
               Surveillance Holding
               SA(c)...................        315,567     SWI
                                         -------------
              COMMUNICATION EQUIPMENT -- 2.82%
    123,041   Datacraft Asia,
               Ltd.(c).................        502,007     SIN
     67,000   Mitel Corp.(c)...........        682,730     CDA
    633,000   Nokia Oyj................     14,369,670     FIN
     61,400   Nokia Oyj (ADR)(a).......      1,353,256     FIN
    207,800   Telefonaktiebolaget LM
               Ericsson AB -- Class
               B(a)....................      1,138,079     SWE
                                         -------------
                                            18,045,742
                                         -------------
              COMPUTER EQUIPMENT -- 0.22%
     48,000   Creative Technology,
               Ltd.(c).................        406,080     SIN
     21,000   TDK Corp. ...............        978,350     JPN
                                         -------------
                                             1,384,430
                                         -------------

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                     VALUE       COUNTRY
  ------                                 -------------   -------
              COMMON STOCKS (CONTINUED)
              COMPUTER SOFTWARE AND SERVICES -- 0.49%
     23,000   Autonomy Corp. PLC(c)....  $     137,554      UK
    473,000   Dimension Data Holdings
               PLC(c)..................      1,797,116      UK
     18,700   Fuji Soft ABC, Inc. .....      1,099,119     JPN
      2,400   Fujitsu Support and
               Service, Inc. ..........         83,522     JPN
                                         -------------
                                             3,117,311
                                         -------------
              CONSTRUCTION -- 2.77%
    196,100   Bouygues SA(a)...........      6,638,377     FRA
    249,600   CRH PLC..................      4,254,357     IRE
     29,000   Rohm Company, Ltd. ......      4,506,615     JPN
    271,000   Sekisui House, Ltd. .....      2,301,251     JPN
      3,000   Tostem Corp. ............         49,314     JPN
                                         -------------
                                            17,749,914
                                         -------------
              CONSUMER GOODS AND SERVICES -- 3.24%
     31,600   Christian Dior SA........      1,138,861     FRA
     19,800   Hoya Corp. ..............      1,254,271     JPN
    322,000   Nikon Corp. .............      3,057,068     JPN
     13,000   Sony Corp. (ADR).........        855,400     JPN
    138,950   Sony Corp. ..............      9,136,310     JPN
    379,500   Swire Pacific,
               Ltd. -- Class A.........      1,965,772     HNG
    397,000   Unilever PLC.............      3,346,353      UK
                                         -------------
                                            20,754,035
                                         -------------
              DISTRIBUTOR -- 0.51%
    100,000   Hagemeyer NV.............      1,929,190     NET
    820,000   Li & Fung, Ltd. .........      1,345,784     HNG
                                         -------------
                                             3,274,974
                                         -------------
              ELECTRONICS -- 8.06%
     60,222   Advantest Corp. .........      5,162,164     JPN
     36,100   Epcos AG.................      1,968,703     GER
    183,000   Furukawa Electric
               Company, Ltd. ..........      1,460,065     JPN
    263,000   Hitachi, Ltd. ...........      2,583,396     JPN
     31,000   Hirose Electric Company,
               Ltd. ...................      2,361,478     JPN
    120,000   Hon Hai Precision
               Industry Company, Ltd.
               (GDR)(a)................      1,261,728     TWN
  1,939,000   Johnson Electric
               Holdings, Ltd.(c).......      2,660,114     HNG
      9,990   Keyence Corp. ...........      1,982,619     JPN

  SHARES                                     VALUE       COUNTRY
  ------                                 -------------   -------
              COMMON STOCKS (CONTINUED)
              ELECTRONICS (CONTINUED)
    151,900   KoninkliSke (Royal)
               Philips Electronics
               NV......................  $   4,033,067     NET
     12,100   KoninkliSke (Royal)
               Philips Electronics NV
               (ADR)...................        319,803     NET
     26,300   Mabuchi Motor Company,
               Ltd. ...................      2,695,164     JPN
     59,000   Murata Manufacturing
               Company, Ltd. ..........      3,921,978     JPN
    575,000   NEC Corp. ...............      7,768,997     JPN
    145,199   Samsung Electronics
               (GDR)(a)................     11,266,237     KOR
     82,000   Taiyo Yuden Company,
               Ltd. ...................      2,182,988     JPN
                                         -------------
                                            51,628,501
                                         -------------
              ENGINEERING -- 0.48%
     57,261   Chudenko Corp. ..........        861,371     JPN
  1,580,000   Singapore Technologies
               Engineering, Ltd. ......      2,237,280     SIN
                                         -------------
                                             3,098,651
                                         -------------
              FINANCE -- 3.72%
      9,400   ACOM Co., Ltd.(c)........        829,877     JPN
     34,900   AIFUL Corp. .............      3,148,305     JPN
      2,677   Compagnie Financiere
               Financial Richemont
               AG(c)...................      6,859,896     SWI
    225,000   Daiwa Securities Group,
               Inc. ...................      2,354,467     JPN
     70,400   Irish Permanent PLC......        732,104     IRE
     48,000   Kokusai Securities
               Company, Ltd. ..........        350,251     JPN
        176   Mizuho Holdings,
               Inc.(c).................        818,539     JPN
    190,000   Nikko Securities Company,
               Ltd. ...................      1,522,014     JPN
    193,000   Nomura Securities
               Company, Ltd. ..........      3,698,748     JPN
     14,880   Orix Corp. ..............      1,447,314     JPN
     25,100   Promise Company,
               Ltd.(c).................      2,069,023     JPN
                                         -------------
                                            23,830,538
                                         -------------
              FOOD AND BEVERAGES -- 3.61%
     40,956   Coca-Cola Hellenic
               Bottling Company
               S.A.(c).................        476,503     GRE
     22,840   Coca-Cola Hellenic
               Bottling Company
               S.A.(c).................        232,673     AUS
    171,000   Compass Group PLC(c).....      1,369,197      UK

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                     VALUE       COUNTRY
  ------                                 -------------   -------
              COMMON STOCKS (CONTINUED)
              FOOD AND BEVERAGES (CONTINUED)
    548,400   Fosters Group, Ltd. .....  $   1,529,981     AUS
     33,300   Groupe Danone(a).........      4,577,428     FRA
    186,843   Heineken N.V.(c).........      7,546,607     NET
     37,500   Heineken Holding
               N.V. -- Class A.........      1,144,796     NET
     23,500   LVMH Moet Hennessy Louis
               Vuitton(a)..............      1,185,711     FRA
     18,610   Nestle SA(c).............      3,960,236     SWI
    275,000   Tate & Lyle PLC(c).......      1,083,555      UK
                                         -------------
                                            23,106,687
                                         -------------
              INSURANCE -- 5.13%
    290,000   Assicurazioni Generali
               Spa(a)..................      8,730,131     ITA
      3,600   Fairfax Financial
               Holdings, Ltd.(c).......        540,866     CDA
     53,352   ING Groep N.V. ..........      3,492,705     NET
    715,000   Mitsui Marine and Fire
               Insurance Company,
               Ltd. ...................      3,657,869     JPN
    464,600   Prudential PLC...........      5,629,094      UK
    540,362   QBE Insurance Group,
               Ltd. ...................      3,248,927     AUS
      3,142   Swiss Re.................      6,287,150     SWI
    210,000   Yasuda Fire and Marine
               Insurance...............      1,305,024     JPN
                                         -------------
                                            32,891,766
                                         -------------
              INTERNET -- 0.79%
    111,000   Thomson Corp. ...........      3,746,583     CDA
     39,724   Thomson Corp. ...........      1,340,804     CDA
                                         -------------
                                             5,087,387
                                         -------------
              INVESTMENT HOLDING COMPANY -- 0.94%
    593,800   Hutchison Whampoa,
               Ltd. ...................      5,995,539     HNG
                                         -------------
              LEISURE AND RECREATION -- 0.21%
     32,500   Accor SA.................      1,373,860     FRA
                                         -------------
              MANUFACTURING -- 2.97%
    136,800   Assa Abloy AB............      1,958,059     SWE
      9,200   Compagnie de Saint-
               Gobain(a)(c)............      1,252,152     FRA
    562,000   Mitsubishi Heavy
               Industries, Ltd. .......      2,564,181     JPN
     28,000   Schneider Electric
               SA(a)(c)................      1,550,478     FRA
     75,300   Siemens AG...............      4,629,429     GER
    402,814   Smiths Group PLC.........      4,676,429      UK

  SHARES                                     VALUE       COUNTRY
  ------                                 -------------   -------
              COMMON STOCKS (CONTINUED)
              MANUFACTURING (CONTINUED)
     75,000   THK Company, Ltd.(a).....  $   1,410,270     JPN
     71,000   Ushio, Inc. .............        974,106     JPN
                                         -------------
                                            19,015,104
                                         -------------
              MEDIA -- 2.26%
    923,565   Granada PLC..............      1,939,671      UK
     14,400   Grupo Televisa SA
               (GDR)(c)................        576,144     MEX
     84,320   News Corp., Ltd. ........        773,510     AUS
     29,750   News Corp., Ltd.
               (ADR)(a)................      1,105,213     AUS
    276,406   Reuters Group PLC........      3,590,099      UK
    106,000   Societe Television
               Francaise 1(a)..........      3,097,532     FRA
    177,207   Singapore Press Holdings,
               Ltd. ...................      1,945,184     SIN
    103,500   United Pan-Europe
               Communications
               N.V. -- Class A(c)......        263,304     NET
     20,352   Vivendi Universal SA.....      1,188,243     FRA
                                         -------------
                                            14,478,900
                                         -------------
              MEDICAL AND OTHER HEALTH SERVICES -- 0.12%
     68,000   MDS, Inc.(c).............        771,046     CDA
                                         -------------
              METALS AND MINING -- 2.14%
      9,000   Alcan, Inc. .............        378,535     CDA
     38,050   BHP Billiton, Ltd.
               (ADR)(c)................        827,587     AUS
    689,974   BHP Billiton, Ltd.(c)....      3,740,980     AUS
    647,802   BHP Billiton, Ltd.(c)....      3,426,613     AUS
     43,663   Pechiney SA -- Class A...      2,221,565     FRA
    635,000   WMC, Ltd. ...............      3,097,022     AUS
                                         -------------
                                            13,692,302
                                         -------------
              OFFICE SUPPLIES -- 0.23%
     40,000   Societe BIC SA...........      1,458,556     FRA
                                         -------------
              OIL AND GAS -- 2.55%
    365,000   Centrica PLC.............      1,167,233      UK
    466,600   Eni Spa(a)(c)............      5,697,746     ITA
    843,600   Shell Transport & Trading
               Company PLC.............      7,015,884      UK
    335,000   Statoil ASA(c)...........      2,481,111     NOR
                                         -------------
                                            16,361,974
                                         -------------

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                     VALUE       COUNTRY
  ------                                 -------------   -------
              COMMON STOCKS (CONTINUED)
              PAPER AND FOREST PRODUCTS -- 0.49%
    189,000   Sumitomo Forestry
               Company, Ltd. ..........  $   1,204,837     JPN
     69,300   UPM-Kymmene Oyj..........      1,962,202     FIN
                                         -------------
                                             3,167,039
                                         -------------
              PHARMACEUTICALS -- 8.80%
     40,062   AstraZeneca PLC
               (ADR)(a)................      1,872,898      UK
    163,100   AstraZeneca PLC(a).......      7,603,820      UK
    278,128   AstraZeneca PLC(a).......     12,877,243      UK
    222,000   Chugai Pharmaceutical
               Company, Ltd.(a)........      3,376,909     JPN
     70,000   GlaxoSmithkline PLC......      1,970,080      UK
    187,520   Novartis AG(c)...........      6,795,256     SWI
     31,900   Roche Holding AG(c)......      2,301,292     SWI
     60,000   Sankyo Company, Ltd. ....      1,082,514     JPN
    167,680   Sanofi-Synthelabo
               SA(a)...................     11,019,879     FRA
    256,000   Shionogi & Company,
               Ltd. ...................      5,337,190     JPN
     28,000   Takeda Chemical
               Industries, Ltd. .......      1,302,221     JPN
     29,000   Yamanouchi Pharmaceutical
               Company, Ltd. ..........        813,888     JPN
                                         -------------
                                            56,353,190
                                         -------------
              PUBLISHING -- 0.97%
    247,200   Pearson PLC..............      4,076,921      UK
     63,000   VNU NV...................      2,136,954     NET
                                         -------------
                                             6,213,875
                                         -------------
              REAL ESTATE -- 1.94%
    767,000   Cheung Kong Holdings,
               Ltd. ...................      8,358,996     HNG
    290,000   Hong Kong Land Holdings,
               Ltd. ...................        522,000     HNG
    156,000   Mitsui Fudosan Company,
               Ltd. ...................      1,681,212     JPN
    308,000   Sumitomo Realty &
               Development Company,
               Ltd. ...................      1,832,538     JPN
                                         -------------
                                            12,394,746
                                         -------------
              RETAIL -- 2.36%
    103,800   Industria de Diseno
               Textil, SA(c)...........      1,659,212     SPA
    193,000   Jusco Company, Ltd. .....      4,255,882     JPN
    400,000   Marks & Spencer PLC(c)...      1,474,760      UK

  SHARES                                     VALUE       COUNTRY
  ------                                 -------------   -------
              COMMON STOCKS (CONTINUED)
              RETAIL (CONTINUED)
    147,300   Metro AG(a)..............  $   5,511,023     GER
    395,800   Woolworths, Ltd. ........      2,216,520      UK
                                         -------------
                                            15,117,397
                                         -------------
              RETAIL: SUPERMARKETS -- 0.23%
     28,000   Carrefour SA.............      1,483,994     FRA
                                         -------------
              RUBBER PRODUCTS -- 0.33%
     66,500   Compagnie Generale des
               Establissements
               Michelin -- Class B.....      2,107,358     FRA
                                         -------------
              SEMICONDUCTORS -- 5.36%
     46,000   Aixtron AG...............      1,321,585     GER
    156,000   Arm Holdings PLC(c)......        589,415      UK
     23,100   ASML Holding
               N.V.(a)(c)..............        518,905     NET
    237,600   ASML Holding N.V.(c).....      5,286,600     NET
    136,500   ATI Technologies,
               Inc.(c).................      1,276,002     CDA
     74,000   Infineon Technologies
               AG......................      1,738,223     GER
     30,900   Infineon Technologies AG
               (ADR)...................        724,605     GER
    104,900   STMicroelectronics
               N.V.(a).................      3,566,600     FRA
     14,500   STMicroelectronics
               N.V.(a).................        504,135     SWI
    560,000   Taiwan Semiconductor
               Manufacturing Co., Ltd.
               (ADR)(a)(c).............      8,506,400     TWN
    146,100   Tokyo Electron, Ltd. ....      8,844,967     JPN
     28,400   Tokyo Seimitsu Company,
               Ltd. ...................      1,462,015     JPN
                                         -------------
                                            34,339,452
                                         -------------
              TELECOMMUNICATIONS -- 10.32%
    228,500   America Movil SA de
               CV -- Series L
               (ADR)(a)................      4,766,510     MEX
    916,600   Cable & Wireless Optus,
               Ltd.(a)(c)..............      1,731,274     HNG
     68,000   Deutsche Telekom AG......      1,552,311     GER
    311,600   Ericsson (LM) Telephone
               Company (ADR)...........      1,688,872     SWE
        173   KDDI Corp. ..............        807,361     JPN
        215   Nippon Telegraph and
               Telephone Corp. ........      1,120,600     JPN
    277,400   Nortel Networks Corp. ...      2,521,566     CDA
        738   NTT DoCoMo, Inc. ........     12,841,472     JPN
  1,380,100   Olivetti Spa(a)..........      2,445,951     ITA
    153,500   Portugal Telecom, SPGS,
               SA(c)...................      1,072,581     POR

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                     VALUE       COUNTRY
  ------                                 -------------   -------
              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS (CONTINUED)
     11,000   Societe Europeenne des
               Satellites (FDR)........  $   1,501,802     LUX
     11,502   Swisscom AG..............      2,742,385     SWI
     40,500   Telecel-Comunicacoes
               Pessoais, SA(c).........        331,420     POR
    179,000   Telecom Italia Mobile
               Spa(a)..................        913,777     ITA
    235,000   Telecom Italia Spa(a)....      1,123,935     ITA
    126,159   Telefonica SA(c).........      1,557,660     SPA
     28,792   Telefonica SA (ADR)(c)...      1,072,214     SPA
    205,900   Telefonos De Mexico SA de
               CV (ADR)(a).............      7,225,031     MEX
  8,317,940   Vodafone Group PLC.......     18,435,050      UK
     31,000   Vodafone Group PLC
               (ADR)(a)................        692,850      UK
                                         -------------
                                            66,144,622
                                         -------------
              TEXTILES -- 0.50%
    803,000   Toray Industries,
               Inc. ...................      3,206,620     JPN
                                         -------------
              TOYS -- 1.30%
     45,600   Nintendo Corp., Ltd. ....      8,300,217     JPN
                                         -------------
              TRANSPORTATION -- 1.25%
     82,100   Bombardier Inc. -- Class
               A.......................      1,234,020     CDA
    366,400   Bombardier Inc. -- Class
               B.......................      5,507,248     CDA
    236,000   Tokyu Corp. .............      1,286,837     JPN
                                         -------------
                                             8,028,105
                                         -------------
              UTILITIES: ELECTRIC -- 0.20%
    177,000   National Grid Group
               PLC.....................      1,305,145      UK
                                         -------------
              TOTAL COMMON STOCK
              (Cost $632,136,344)......    591,481,404
                                         -------------
              REGULATED INVESTMENT COMPANIES -- 0.82%
  2,132,441   Dreyfus Cash Management
               Plus Fund(b)............      2,132,441     USA
  3,145,350   Merrimac Cash
               Fund -- Premium
               Class(b)................      3,145,350     USA
                                         -------------
              TOTAL REGULATED
              INVESTMENT COMPANIES
              (Cost 5,277,791).........      5,277,791
                                         -------------

 PRINCIPAL                                   VALUE       COUNTRY
 ---------                               -------------   -------
              NON-CONVERTIBLE BONDS -- 0.15%
$ 1,106,567   Sanwa International
               Financial Trust, 1.25%,
               08/01/05 (Cost
               $1,353,113).............  $     968,246     JPN
                                         -------------
              RIGHTS -- 0.00%
    153,500   Portugal Telecom.........         20,827     POR
    390,900   TI Group.................             --      UK
                                         -------------
              TOTAL RIGHTS (Cost $0)...         20,827
                                         -------------
              TIME DEPOSITS -- 7.11%
 15,650,802   American Express
               Centurion Bank, 4.00%,
               07/09/01(b).............     15,650,802     USA
  3,789,543   Bank of Montreal, 3.99%,
               07/02/01(b).............      3,789,543     USA
  8,661,814   Bank of Montreal, 3.80%,
               07/12/01(b).............      8,661,814     USA
  3,789,543   Bank of Nova Scotia,
               4.07%, 07/13/01(b)......      3,789,543     USA
    110,218   Fleet National Bank,
               4.21%, 07/02/01(b)......        110,218     USA
  9,203,177   Keybank, 4.13%,
               07/02/01(b).............      9,203,177     USA
  3,248,180   Royal Bank of Canada,
               4.00%, 07/02/01(b)......      3,248,180     USA
  1,082,727   Toronto Dominion Bank,
               4.06%, 07/02/01(b)......      1,082,727     USA
                                         -------------
              TOTAL TIME DEPOSITS
              (Cost $45,536,004).......     45,536,004
                                         -------------
              SHORT TERM CORPORATE NOTES -- 6.65%
  3,948,662   American Express
               Centurion Bank, Floating
               Rate, 4.01%(+),
               10/05/01(b).............      3,948,662     USA
  4,715,548   Branch Banking & Trust,
               Floating Rate, 3.86%(+),
               11/20/01(b).............      4,715,548     USA
 10,662,203   Credit Suisse First
               Boston Corp., Floating
               Rate, 4.23%(+),
               05/07/02(b).............     10,662,203     USA
  5,812,949   First Union National
               Bank, Floating Rate,
               4.00%(+), 03/12/02(b)...      5,812,949     USA
  5,331,101   Morgan Stanley Dean
               Witter & Company,
               Floating Rate, 4.23%(+),
               07/05/01(b).............      5,331,101     USA

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

 PRINCIPAL                                   VALUE       COUNTRY
 ---------                               -------------   -------
              SHORT TERM CORPORATE NOTES (CONTINUED)
$ 5,120,249   Morgan Stanley Dean
               Witter & Company,
               Floating Rate, 4.23%(+),
               10/01/01(b).............  $   5,120,249     USA
  7,000,000   Prudential Securities,
               Inc., Floating Rate,
               4.40%(+), 09/06/01(b)...      7,000,000     USA
                                         -------------
              TOTAL SHORT TERM
              CORPORATE NOTES
              (Cost $42,590,712).......     42,590,712
                                         -------------
              TOTAL SECURITIES
              (Cost $726,893,964)......    685,874,984
                                         -------------
              REPURCHASE AGREEMENT -- 9.36%
 59,937,710   With Investors Bank &
               Trust, dated 06/29/01,
               3.08%, due 07/02/01,
               repurchase proceeds at
               maturity $59,953,094
               (Collateralized by
               Freddie Mac, 5.00%, due
               05/15/23, with a value
               of $7,243,611 and
               Freddie Mac, 4.48%, due
               12/15/28, with a value
               of $27,530,382 and
               Fannie Mae, 7.00%, due
               03/25/31, with a value
               of $28,166,062) (Cost
               $59,937,710)............     59,937,710     USA
                                         -------------
              Total Investments -- 116.41%
              (Cost $786,831,674)......    745,812,694
              Liabilities less other
              assets -- (16.41)%.......   (105,110,446)
                                         -------------
              NET ASSETS  -- 100.00%...  $ 640,702,248
                                         =============

The aggregate cost of securities for federal income tax purposes at June 30, 2001 is $786,804,059.


The following amount is based on cost for federal income tax purposes:

   Gross unrealized appreciation.......  $  72,402,685
   Gross unrealized depreciation.......   (113,421,665)
                                         -------------
   Net unrealized depreciation.........  $ (41,018,980)
                                         =============

---------------
(a)    All or part of the security is on loan.
(b)    Collateral for securities on loan.
(c)    Non-income producing security.
(ADR)  American Depository Receipt.
(FDR)  Foreign Depository Receipt.
(GDR) Global Depository Receipt.
(+) This interest rate is subject to change monthly based on the London Interbank Offered Rate ("LIBOR"). The rate shown was in effect at June 30, 2001.

                                         PERCENT OF TOTAL
        COUNTRY COMPOSITION            INVESTMENTS AT VALUE
        -------------------            --------------------
Australia (AUS)....................            3.75%
Canada (CDA).......................            3.07%
Finland (FIN)......................            2.37%
France (FRA).......................            6.11%
Germany (GER)......................            3.86%
Greece (GRE).......................            0.06%
Hong Kong (HNG)....................            2.80%
Ireland (IRE)......................            1.16%
Italy (ITA)........................            2.54%
Japan (JPN)........................           21.25%
Korea (KOR)........................            1.51%
Luxembourg (LUX)...................            0.20%
Mexico (MEX).......................            1.69%
Netherlands (NET)..................            4.20%
Norway (NOR).......................            0.67%
Portugal (POR).....................            0.19%
Singapore (SIN)....................            1.40%
Spain (SPA)........................            1.06%
Sweden (SWE).......................            1.25%
Switzerland (SWI)..................            5.16%
Turkey (TUR).......................            0.19%
Taiwan (TWN).......................            1.31%
United Kingdom (UK)................           13.64%
United States (USA)................           20.56%
                                             -------
TOTAL PERCENTAGE...................          100.00%
                                             =======

                       See notes to financial statements.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
1.  ORGANIZATION AND BUSINESS

     Diversified Investors Portfolios (the "Series Portfolio"), a series trust organized on September 1, 1993, under the laws of the State of New York, is composed of fourteen different series that are, in effect, separate investment funds: the Money Market Series, the High Quality Bond Series, the Intermediate Government Bond Series, the Core Bond Series, the Balanced Series, the Value & Income Series, the Growth & Income Series, the Equity Growth Series, the Mid-Cap Value Series, the Mid-Cap Growth Series, the Special Equity Series, the Aggressive Equity Series, the High-Yield Bond Series, and the International Equity Series (each a "Series"). The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in each Series. Investors in a Series (e.g., investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of that Series (and of no other Series).

2.  SIGNIFICANT ACCOUNTING POLICIES

     A.  SECURITY VALUATION

          Short-term securities having remaining maturities of 60 days or less are valued at amortized cost which approximates value. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium at a constant rate until maturity. Equity securities are valued at the last sale price on the exchange on which they are primarily traded or at the bid price on the Nasdaq system for unlisted national market issues, or at the last quoted bid price for securities not reported on the Nasdaq system. Bonds are valued at the last available price provided by an independent pricing service for securities traded on a national securities exchange. Bonds that are listed on a national securities exchange but are not traded and bonds that are regularly traded in the over-the-counter market are valued at the mean of the last available bid and asked prices by an independent pricing service. All other securities will be valued at their fair value as determined by the Board of Trustees.

     B.  REPURCHASE AGREEMENTS

          Each Series, along with other affiliated entities of the investment advisor, may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Series investment advisor, subject to the seller's agreement to repurchase and the Series agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are segregated at the custodian, and pursuant to the terms of the repurchase agreements must have an aggregate market value greater than or equal to 102% and 105% of domestic and international securities, respectively, of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Series will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Series maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

     C.  FOREIGN CURRENCY TRANSLATION

          The accounting records of each Series are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred.

          The Series does not isolate realized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gains or losses on securities. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

     C.  FOREIGN CURRENCY TRANSLATION (CONTINUED)

     and foreign currency forward contracts, and the difference between the amount of investment income receivable and foreign withholding taxes receivable recorded on the Series' books and the U.S. dollar equivalent of amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end and foreign currency forward contracts, resulting from changes in the prevailing exchange rates.

     D.  FOREIGN CURRENCY FORWARD CONTRACTS

          Each Series may enter into foreign currency forward contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Series' portfolio securities. A foreign currency forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency forward contract fluctuates with changes in forward currency exchange rates. Foreign currency forward contracts are marked to market daily and the change in value is recorded by the Series as an unrealized gain or loss. When a foreign currency forward contract is extinguished, through delivery or offset by entering into another foreign currency forward contract, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Series' Statement of Assets and Liabilities and Statement of Operations. In addition, the Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

     E.  OPTIONS

          Each Series, with the exception of the Money Market Series, may purchase and write (sell) call and put options on securities indices for the purpose of protecting against an anticipated decline in the value of the securities held by that Series. Index options are marked to market daily and the change in value is recorded by the Series as an unrealized gain or loss. A realized gain or loss equal to the difference between the exercise price and the value of the index is recorded by the Series upon cash settlement of the option. The use of index options may expose the Series to the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted or the value of the securities in the index may not move in direct correlation with the movements of the Series portfolio. In addition, there is the risk the Series may not be able to enter into a closing transaction because of an illiquid secondary market.

     F.  FUTURES CONTRACTS

          Each Series may invest in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Series intends to purchase, against fluctuations in fair value caused by changes in prevailing market or interest rates.

          Initial margin deposits made upon entering into futures contracts are recognized as assets due from the broker (the Series agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the daily market value of the contract.

          Variation margin payments are received or made by the Series each day, depending upon the daily fluctuations in the fair value of the underlying instrument. The Series recognizes a gain or loss equal to the daily variation margin. When the contract is closed, the Series records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Series basis in the contract.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

     F.  FUTURES CONTRACTS (CONTINUED)

          Should market conditions move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

     G.  FEDERAL INCOME TAXES

          It is the Series' policy to comply with the applicable provisions of the Internal Revenue Code. Therefore, no federal income tax provision is required.

     H.  SECURITY TRANSACTIONS AND INVESTMENT INCOME

          Security transactions are accounted for on a trade date basis (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

          All of the net investment income and realized and unrealized gains and losses from security transactions are determined on each valuation day and allocated pro rata among the investors in a Series at the time of such determination.

     I.  OPERATING EXPENSES

          The Series Portfolio accounts separately for the assets, liabilities and operations of each Series. Expenses directly attributable to a Series are charged to that Series, while expenses attributable to all Series are allocated among them.

     J.  OTHER

          The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     NEW ACCOUNTING PRINCIPLE

          A revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide requires each Series to amortize premium and discount on all fixed-income securities, and classify gains and losses realized on prepayments received on mortgage-backed securities presently included in realized gain/loss, as part of interest income. Upon initial adoption, each Series is required to adjust the cost of its fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting these accounting principles does not affect each Series' net asset value, but changes the classification of certain amounts between interest income and realized and unrealized gains/loss in the Statements of Operations. The Series' expects that the impact of including paydown gains and losses in interest income in their statements of operations is not material to the financial statements. The Series' has not at this time quantified the impact, if any, resulting from the adoption of premium and discount amortization on the financial statements.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

3.  FEES AND TRANSACTIONS WITH AFFILIATES

     AUSA Life Insurance Company, Inc. ("AUSA") is an affiliate of Diversified Investment Advisors, Inc. (the "Advisor"). AUSA has sub-accounts which invest in the corresponding Portfolios as follows:

                                                                PERCENTAGE INVESTMENT
                      AUSA SUB-ACCOUNT                              IN PORTFOLIO
                      ----------------                          ---------------------
Money Market................................................            16.89
High Quality Bond...........................................            27.19
Intermediate Government Bond................................            32.12
Core Bond...................................................            24.59
Balanced....................................................            48.68
Value & Income..............................................            49.11
Growth & Income.............................................            37.39
Equity Growth...............................................            48.55
Special Equity..............................................            29.91
Aggressive Equity...........................................            29.27
High Yield Bond.............................................            18.48
International Equity........................................            30.04

     The Advisor manages the assets of each Series of the Series Portfolio pursuant to an Investment Advisory Agreement with the Series Portfolio. Subject to such further policies as the Board of Trustees may determine, the Advisor provides general investment advice to each Series. For its services, the Advisor receives from each Series fees accrued daily and paid monthly at an annual rate equal to the percentages specified in the table below of the corresponding Series' average daily net assets. The Advisor is currently waiving a portion of its investment advisory fee to certain Series.

     For each Series, the Advisor has entered into Investment Subadvisory Agreements with the subadvisors listed in the table below (each a "Subadvisor", collectively the "Subadvisors"). It is the responsibility of a Subadvisor to make the day-to-day investment decisions of the Series and to place the purchase and sales orders for securities transactions of such Series, subject in all cases to the general supervision of the Advisor.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

3.  FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

     For its services the Subadvisors receive a fee from the Advisor at an annual rate equal to the percentages specified in the table below of the corresponding Series' average daily net assets.

                                                                                      ADVISOR    SUBADVISOR
PORTFOLIO SERIES                                     PORTFOLIO SUBADVISORS            FEE(%)       FEE(%)
----------------                                     ---------------------            -------    ----------
Money Market Series.......................  Capital Management Group                   0.25         0.05
High Quality Bond Series..................  Merganser Capital Management Corporation   0.35       (2)
Intermediate Government Bond Series.......  Capital Management Group                   0.35         0.15
Core Bond Series..........................  Payden & Rygel Investment Counsel          0.35       (3)
Balanced Series...........................  (4)                                        0.45       (5)
Value & Income Series.....................  (6)                                        0.45       (7)
Growth & Income Series....................  Putnam Advisory Company, Inc.              0.60       (8)
Equity Growth Series......................  (9)                                        0.62      (10)
Mid-Cap Value Series......................  Cramer Rosenthal McGlynn, LLC             0.70(1)    (11)
Mid-Cap Growth Series.....................  Dresdner RCM                              0.75(1)    (12)
Special Equity Series.....................  (13)                                       0.80      (14)
Aggressive Equity Series..................  McKinley Capital Management                0.97      (15)
High-Yield Bond Series....................  Eaton Vance                               0.55(1)    (16)
International Equity Series...............  Capital Guardian Trust Company            0.75(1)    (17)

---------------
 (1) The Advisor is currently waiving a portion of its fee.

 (2) 0.20% on the first $100,000,000 in average daily net assets, 0.15% on the next $100,000,000 in average daily net assets, 0.10% on the next $100,000,000 in average daily net assets, and 0.05% on all average daily net assets in excess of $300,000,000.

 (3) The market value of the fixed income securities of the Core Bond and Balanced Series, are combined to determine the fee. 0.20% on the first $50,000,000 in average daily net assets, 0.15% on the next $50,000,000 in average daily net assets, 0.10% on the next $400,000,000 in average daily net assets, and 0.05% on all average daily net assets in excess of $500,000,000.

 (4) The Balanced Series has two subadvisors: Aeltus Investment Management, Inc. and Payden & Rygel Investment Counsel for equity and fixed income securities, respectively.

 (5) Aeltus Investment Management, Inc. received 0.20% on the first $200,000,000 in average daily net assets, 0.15% on the next $300,000,000 in average daily net assets, 0.125% on the next $500,000,000 in average daily net assets, and 0.10% on all average daily net assets in excess of $1,000,000,000. Payden & Rygel received a fee of 0.20% on the first $50,000,000 in average daily net assets, 0.15% on the next $50,000,000 in average daily net assets, 0.10% on the next $400,000,000 in average daily net assets, and 0.05% on all average daily net assets in excess of $500,000,000 on the combined market values of the fixed income securities of the Core Bond Series and Balanced Series.

 (6) The Value & Income Series has two subadvisors, Sanford Bernstein and Asset Management Group.

 (7) Asset Management Group and Sanford Bernstein received 0.27% on the first $300,000,000 in average daily net assets, and 0.16% on the next $700,000,000 in average daily net assets, and 0.13% on all average daily net assets in excess of $1,000,000,000.

 (8) 0.30% on the first $100,000,000 in average daily net assets, and 0.20% on all average daily net assets in excess of $100,000,000.

 (9) The Equity Growth Series has three subadvisors, Ark Asset Management, Marsico Capital Management, and Dresdner RCM Global Investors.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

3.  FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)


(10) Dresdner RCM Global Investors, Inc. received 0.22% on the first $700,000,000 in average daily net assets, and 0.15% on all average daily net assets in excess of $700,000,000. Ark Asset Management received 0.20% of average daily net assets. Marsico Capital Management received 0.30% on the first $1,000,000,000 in average daily net assets, 0.25% on the next $1,000,000,000 in average daily net assets, and 0.27% on all average daily net assets in excess of $2,000,000,000.

(11) 0.70% on the first $25,000,000 in average daily net assets, 0.40% on the next $25,000,000 in average daily net assets, 0.35% on the next $50,000,000 in average daily net assets, 0.25% on the next $200,000,000 in average daily net assets, and 0.20% on all average daily net assets in excess of $300,000,000.

(12) 0.82% on the first $25,000,000 in average daily net assets, 0.46% on the next $25,000,000 in average daily net assets, 0.35% on the next $50,000,000 in average daily net assets, and 0.23% on all average daily net assets in excess of $100,000,000.

(13) The Special Equity Series has four Subadvisors: Husic Capital; Robertson, Stephens; Liberty Investment Management, Inc.; and Westport Asset Management, Inc.

(14) Liberty Investment Management received 0.40% on the first $250,000,000 in average daily net assets, 0.25% on the next $250,000,000 in average daily net assets, and 0.20% on all daily average net assets in excess of $350,000,000.

     Westport Asset Management, Inc. received 0.50% of average daily net assets. Robertson, Stephens received 0.50% on the first $100,000,000 in average daily net assets, and 0.40% on all average daily net assets in excess of $100,000,000. Husic Capital received 0.40% on the first $250,000,000 in average daily net assets, 0.25% on the next $100,000,000 in average daily net assets, and 0.20% on all average daily net assets in excess of $350,000,000.

(15) 0.90% on the first $10,000,000 in average daily net assets, 0.80% on the next $15,000,000 in average daily net assets, 0.60% on the next $25,000,000 in average daily net assets, 0.40% on the next $50,000,000 in average daily net assets, and 0.35% on all average daily net assets in excess of $100,000,000.

(16) 0.35% on the first $20,000,000 in average daily net assets, 0.25% on the next $20,000,000 in average daily net assets, 0.20% on the next $85,000,000 in average daily net assets, and 0.15% on all average daily net assets in excess of $125,000,000.

(17) 0.75% on the first $25,000,000 in average daily net assets, 0.60% on the next $25,000,000 in average daily net assets, 0.425% from $50,000,000 to $250,000,000 in average daily net assets and 0.375% on all average daily net assets in excess of $250,000,000.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

3.  FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)


     For the period ended June 30, 2001, the Advisor has voluntarily undertaken to waive fees in accordance with the following expense caps:

 FUND                                                                  EXPENSE CAP
 ----                                                            -----------------------
 Money Market Series.........................................    30 basis points (b.p.)
 High Quality Bond Series....................................    40 b.p.
 Intermediate Government Bond Series.........................    40 b.p.
 Core Bond Series............................................    40 b.p.
 Balanced Series.............................................    50 b.p.
 Value & Income Series.......................................    50 b.p.
 Growth & Income Series......................................    65 b.p.
 Equity Growth Series........................................    65 b.p.
 Mid-Cap Value Series........................................    70 b.p.
 Mid-Cap Growth Series.......................................    75 b.p.
 Special Equity Series.......................................    85 b.p.
 Aggressive Equity Series....................................    100 b.p.
 High-Yield Bond Series......................................    60 b.p.
 International Equity Series.................................    90 b.p.

     Certain trustees and officers of the Series Portfolio are also directors, officers or employees of the Advisor or its affiliates. None of the trustees so affiliated receive compensation for services as trustees of the Series Portfolio. Similarly, none of the Series Portfolio officers receive compensation from the Series Portfolio. Aggregate remuneration incurred to non-affiliated trustees of the trust for the period ended June 30, 2001, amounted to $11,066.

4.  SECURITIES LENDING

     All but the High Yield Bond Series may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least 102% of the market value of the securities on loan. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. As with other extensions of credit, the Series may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

     The Series receives compensation, net of related expenses, for lending its securities which is reported on the Statements of Operations. At June 30, 2001, the Series loaned securities having market values as follows:

                                                              MARKET VALUE    COLLATERAL
                                                              ------------   ------------
Intermediate Government Bond Series.........................  $ 34,402,059   $ 35,287,500
Core Bond Series............................................   135,224,532    138,777,568
Balanced Series.............................................    46,090,226     47,440,374
Value & Income Series.......................................    67,576,860     70,146,673
Growth & Income Series......................................    62,545,704     64,931,849
Equity Growth Series........................................    90,531,873     93,732,393
Special Equity Series.......................................   156,801,162    164,754,706
Aggressive Equity Series....................................    94,426,341     97,334,406
International Equity Series.................................    88,768,199     93,404,507

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

5.  PURCHASE AND SALES OF INVESTMENTS

     The aggregate cost of investments purchased and proceeds from sales or maturities (excluding short-term securities) for the period ended June 30, 2001, were as follows:

                                                                   COST OF           PROCEEDS
                                                                  PURCHASES         FROM SALES
                                                                --------------    --------------
High Quality Bond Series............  Government Obligations    $    5,229,885    $           --
                                      Other                        109,081,472        54,716,007
Intermediate Government Bond          Government Obligations
  Series............................                                18,942,421        37,065,726
                                      Other                          7,864,628                --
Core Bond Series....................  Government Obligations     1,771,512,621     1,804,911,700
                                      Other                        274,451,318       128,770,926
Balanced Series.....................  Government Obligations       481,931,007       507,544,109
                                      Other                        306,342,866       240,028,302
Value & Income Series...............  Other                        303,208,899       216,636,637
Growth & Income Series..............  Other                        450,488,958       429,491,562
Equity Growth Series................  Other                        552,861,812       356,159,913
Mid-Cap Value Series................  Other                          6,098,837         1,363,443
Mid-Cap Growth Series...............  Other                          5,833,926           867,414
Special Equity Series...............  Other                        442,864,089       454,941,925
Aggressive Equity Series............  Other                        227,613,355       180,049,273
High Yield Bond Series..............  Other                        107,256,138        70,352,036
International Equity Series.........  Other                        168,994,039        93,075,320

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

6.  FOREIGN CURRENCY FORWARD CONTRACTS

     At June 30, 2001, the Core Bond Series, the Balanced Series and the International Equity Series had entered into foreign currency forward contracts which contractually obligate each Series to deliver/receive currency at specified future dates. The open contracts were as follows:

                               FOREIGN     IN EXCHANGE   SETTLEMENT                      NET UNREALIZED
         CORE BOND            CURRENCY         FOR          DATE        VALUE      APPRECIATION/(DEPRECIATION)
         ---------           -----------   -----------   ----------   ----------   ---------------------------
SALE CONTRACTS:
Euro.......................    3,840,000   $3,305,203    07/31/01     $3,254,556            $  50,647
Euro.......................   10,000,000    8,615,000    07/31/01      8,475,407              139,593
                                                                                            ---------
          TOTAL............                                                                 $ 190,240
                                                                                            =========
BALANCED
--------
SALE CONTRACTS:
Euro.......................    4,620,000   $3,980,130    07/31/01     $3,915,638            $  64,492
                                                                                            =========
INTERNATIONAL EQUITY
--------------------
PURCHASE CONTRACTS:
Euro.......................    2,317,428   $2,069,000    08/08/01     $1,963,843            $(105,157)
Swiss Franc................    3,854,356    2,131,487    08/31/01      2,149,545               18,058
                                                                                            ---------
          TOTAL............                                                                 $ (87,099)
                                                                                            =========
SALE CONTRACTS:
Japanese Yen...............  253,732,250    2,131,487    08/31/01      2,048,681            $  82,806
Japanese Yen...............  352,904,000    3,100,000    08/31/01      2,849,412              250,588
                                                                                            ---------
          TOTAL............                                                                 $ 333,394
                                                                                            =========

FOREIGN CURRENCY CROSS CONTRACTS:

                                  SETTLEMENT     PURCHASE          SALE              NET UNREALIZED
         PURCHASE/SALE               DATE      CURRENT VALUE   CURRENT VALUE   APPRECIATION/(DEPRECIATION)
         -------------            ----------   -------------   -------------   ---------------------------
Euro/British Pound..............    07/26/01    $ 6,505,708     $ 6,877,819            $  (372,111)
Euro/British Pound..............    08/13/01      1,296,157       1,337,745                (41,588)
Euro/British Pound..............    03/26/02        864,303         872,468                 (8,165)
Euro/Canadian Dollar............    09/04/01      4,760,874       5,189,986               (429,112)
Euro/Canadian Dollar............    09/04/01      4,810,444       5,189,986               (379,542)
Euro/Canadian Dollar............    09/13/01      2,419,522       2,404,540                 14,982
Euro/Japanese Yen...............    07/18/01      3,924,657       3,989,958                (65,301)
Euro/Japanese Yen...............    08/27/01      1,533,273       1,506,500                 26,773
Euro/Japanese Yen...............    09/21/01        740,118         735,229                  4,889
Euro/Japanese Yen...............    03/18/02      6,919,454       6,841,778                 77,676
Euro/Japanese Yen...............    03/28/02     10,055,006      10,199,031               (144,025)
Swiss Franc/Japanese Yen........    09/25/01      1,423,646       1,407,692                 15,954
Swiss Franc/Japanese Yen........    09/25/01      2,932,161       2,927,377                  4,784
                                                                                       -----------
          Total.................                                                       $(1,294,786)
                                                                                       ===========

                        DIVERSIFIED INVESTORS PORTFOLIOS

7.  FINANCIAL HIGHLIGHTS

                                                                 RATIO OF NET    RATIO OF NET
                                                  RATIO OF        INVESTMENT      INVESTMENT
                                  RATIO OF       EXPENSES TO        INCOME       INCOME (LOSS)
   FOR THE       NET ASSETS,     EXPENSES TO     AVERAGE NET      (LOSS) TO     TO AVERAGE NET
 PERIOD/YEAR        END OF         AVERAGE     ASSETS (NET OF    AVERAGE NET    ASSETS (NET OF    PORTFOLIO
    ENDED        PERIOD/YEAR     NET ASSETS    REIMBURSEMENTS)      ASSETS      REIMBURSEMENTS)   TURNOVER
 -----------    --------------   -----------   ---------------   ------------   ---------------   ---------
 MONEY MARKET
06/30/2001(1)   $  625,523,225      0.27%*          0.27%*           5.00%*          5.00%*          N/A
12/31/2000         492,136,376      0.28            0.28             6.18            6.18            N/A
12/31/1999         416,768,827      0.28            0.28             5.06            5.06            N/A
12/31/1998         292,437,753      0.28            0.28             5.32            5.32            N/A
12/31/1997         232,312,458      0.28            0.28             5.33            5.33            N/A
12/31/1996         185,012,254      0.30            0.30             5.19            5.19            N/A
HIGH QUALITY BOND
06/30/2001(1)      268,558,765     0.37*           0.37*            6.10*           6.10*             29%
12/31/2000         228,391,465      0.38            0.38             6.21            6.21             73
12/31/1999         199,906,097      0.38            0.38             5.78            5.78             56
12/31/1998         227,463,134      0.39            0.39             5.90            5.90             68
12/31/1997         218,169,438      0.39            0.39             6.12            6.12             62
12/31/1996         197,294,663      0.40            0.40             6.14            6.14             66
INTERMEDIATE GOVERNMENT BOND
06/30/2001(1)      237,627,029     0.37*           0.37*            5.87*           5.87*             15
12/31/2000         208,106,902      0.37            0.37             5.82            5.82             48
12/31/1999         174,804,385      0.39            0.39             5.46            5.46             25
12/31/1998         158,574,467      0.39            0.39             5.46            5.46             70
12/31/1997         129,186,397      0.41            0.39             5.61            5.62             45
12/31/1996         103,059,880      0.43            0.40             5.63            5.66             60
CORE BOND
06/30/2001(1)      714,121,333     0.38*           0.38*            5.72*           5.72*            244
12/31/2000         641,903,354      0.38            0.38             6.28            6.28            521
12/31/1999         515,721,444      0.37            0.37             5.86            5.86            307
12/31/1998         551,935,530      0.38            0.38             5.98            5.98            102
12/31/1997         361,632,885      0.38            0.38             6.49            6.49             64
12/31/1996         322,676,017      0.39            0.39             6.30            6.30            146
BALANCED
06/30/2001(1)      511,908,347     0.49*           0.49*            2.90*           2.90*            136
12/31/2000         512,675,482      0.49            0.49             2.93            2.93            286
12/31/1999         525,583,903      0.52            0.50             2.46            2.48            256
12/31/1998         505,995,739      0.48            0.48             3.22            3.22             91
12/31/1997         394,769,913      0.48            0.48             3.55            3.55             87
12/31/1996         264,909,839      0.50            0.50             3.39            3.39            113

---------------

*    Annualized
+ For the period January 1, 1996 -- November 14, 1996, the expense cap was 75 bp.
     For the period November 15, 1996 -- December 31, 1996, the expense cap was 65 bp.
(1)  Unaudited
(2)  Commencement of Operations, April 27, 2001.
(3)  Commencement of Operations, April 19, 1996.

                        DIVERSIFIED INVESTORS PORTFOLIOS

7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                 RATIO OF NET    RATIO OF NET
                                                  RATIO OF        INVESTMENT      INVESTMENT
                                  RATIO OF       EXPENSES TO        INCOME       INCOME (LOSS)
   FOR THE       NET ASSETS,     EXPENSES TO     AVERAGE NET      (LOSS) TO     TO AVERAGE NET
 PERIOD/YEAR        END OF         AVERAGE     ASSETS (NET OF    AVERAGE NET    ASSETS (NET OF    PORTFOLIO
    ENDED        PERIOD/YEAR     NET ASSETS    REIMBURSEMENTS)      ASSETS      REIMBURSEMENTS)   TURNOVER
 -----------    --------------   -----------   ---------------   ------------   ---------------   ---------
 VALUE & INCOME
06/30/2001(1)   $1,609,243,540      0.46%*          0.46%*            2.18%*          2.18%*          15%
12/31/2000       1,530,760,024      0.46            0.46              2.23            2.23            76
12/31/1999       1,414,634,230      0.46            0.46              1.75            1.75            43
12/31/1998       1,367,107,496      0.47            0.47              2.23            2.23            31
12/31/1997       1,215,071,169      0.47            0.47              2.27            2.27            33
12/31/1996         956,820,669      0.48            0.48              2.97            2.97            26
GROWTH & INCOME
06/30/2001(1)    1,021,209,395     0.62*           0.62*              0.27*           0.27*           42
12/31/2000       1,172,093,970      0.62            0.62              0.07            0.07            80
12/31/1999       1,242,236,443      0.62            0.62              0.07            0.07            86
12/31/1998         771,268,461      0.63            0.63              0.30            0.30            75
12/31/1997         376,260,408      0.64            0.64              0.65            0.65            87
12/31/1996         207,612,426      0.67            0.65              1.02            1.04           142
EQUITY GROWTH
06/30/2001(1)    1,248,285,202     0.64*           0.64*              0.03*           0.03*           29
12/31/2000       1,226,091,994      0.64            0.64              0.05            0.05            97
12/31/1999       1,266,869,154      0.64            0.64              0.12            0.12            44
12/31/1998         688,448,565      0.64            0.64              0.22            0.22           104
12/31/1997         426,312,188      0.65            0.65              0.43            0.43            91
12/31/1996         299,127,686      0.73            0.73+            (0.17)          (0.17)          133
MID-CAP VALUE(2)
06/30/2001(1)        5,093,223     2.20*           0.70*             (0.30)*          1.20*           28
MID-CAP GROWTH(2)
06/30/2001(1)        4,930,215     2.26*           0.75*             (1.70)*         (0.19)*          18
SPECIAL EQUITY
06/30/2001(1)    1,383,092,051     0.82*           0.82*              0.03*           0.03*           36
12/31/2000       1,311,523,517      0.82            0.82              0.10            0.10            77
12/31/1999       1,171,034,281      0.84            0.84              0.13            0.13           171
12/31/1998         924,089,884      0.83            0.83              0.14            0.14           173
12/31/1997         743,388,261      0.84            0.84              0.41            0.41           146
12/31/1996         507,264,243      0.86            0.85              0.24            0.25           140

---------------

*    Annualized
+ For the period January 1, 1996 -- November 14, 1996, the expense cap was 75 bp.
     For the period November 15, 1996 -- December 31, 1996, the expense cap was 65 bp.
(1)  Unaudited
(2)  Commencement of Operations, April 27, 2001.
(3)  Commencement of Operations, April 19, 1996.

                        DIVERSIFIED INVESTORS PORTFOLIOS

7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                 RATIO OF NET    RATIO OF NET
                                                  RATIO OF        INVESTMENT      INVESTMENT
                                  RATIO OF       EXPENSES TO        INCOME       INCOME (LOSS)
   FOR THE       NET ASSETS,     EXPENSES TO     AVERAGE NET      (LOSS) TO     TO AVERAGE NET
 PERIOD/YEAR        END OF         AVERAGE     ASSETS (NET OF    AVERAGE NET    ASSETS (NET OF    PORTFOLIO
    ENDED        PERIOD/YEAR     NET ASSETS    REIMBURSEMENTS)      ASSETS      REIMBURSEMENTS)   TURNOVER
 -----------    --------------   -----------   ---------------   ------------   ---------------   ---------
 AGGRESSIVE EQUITY(3)
06/30/2001(1)   $  401,295,541      1.00%*        1.00%*             (0.68)%*        (0.68)%*         46%
12/31/2000         435,760,615      0.98            0.98             (0.62)          (0.62)           62
12/31/1999         259,974,422      1.01            1.00             (0.47)          (0.46)          132
12/31/1998          81,327,707      1.10            1.00             (0.41)          (0.31)          121
12/31/1997          25,857,650      1.33            1.00             (0.52)          (0.19)          243
12/31/1996*         15,479,130      1.59            1.00             (0.72)          (0.13)          186
HIGH YIELD BOND
06/30/2001(1)      164,190,945     0.60*           0.60*              9.66*           9.66*           51
12/31/2000         139,986,593      0.65            0.60              9.17            9.22           105
12/31/1999         124,990,408      0.61            0.60              8.45            8.46           145
12/31/1998          94,870,981      0.63            0.60              8.64            8.67            83
12/31/1997          39,700,131      0.74            0.60              8.46            8.60           109
12/31/1996          15,372,686      1.25            0.60              8.34            9.00           107
INTERNATIONAL EQUITY
06/30/2001(1)      640,702,248     0.83*           0.83*              1.22*           1.22*           15
12/31/2000         650,534,093      0.84            0.84              0.77            0.77            46
12/31/1999         592,713,641      0.86            0.86              0.74            0.74            35
12/31/1998         320,218,173      0.88            0.87              1.05            1.06            33
12/31/1997         205,306,068      0.88            0.87              0.90            0.91            31
12/31/1996         148,184,897      0.96            0.90              1.12            1.18            29

---------------

*    Annualized
+ For the period January 1, 1996 -- November 14, 1996, the expense cap was 75 bp. For the period November 15, 1996 -- December 31, 1996, the expense cap was 65 bp.
(1)  Unaudited
(2)  Commencement of Operations, April 27, 2001.
(3)  Commencement of Operations, April 19, 1996.

                         S&P 500 INDEX MASTER PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2001
                                  (UNAUDITED)

ASSETS
Investments at market value (Cost: $2,842,931,519) (Note
  1)+.......................................................  $3,015,582,346
Cash........................................................             724
RECEIVABLES:
     Investment securities sold.............................       1,111,121
     Dividends and interest.................................       2,573,663
     Due from broker -- variation margin....................          95,175
                                                              --------------
TOTAL ASSETS................................................   3,019,363,029
                                                              --------------
LIABILITIES
PAYABLES:
     Investment securities purchased........................       3,270,489
     Collateral for securities loaned (Note 4)..............     112,338,545
     Advisory fees (Note 2).................................         385,553
                                                              --------------
TOTAL LIABILITIES...........................................     115,994,587
                                                              --------------
NET ASSETS..................................................  $2,903,368,442
                                                              ==============

---------------
+ Includes securities on loan with a market value of $108,650,593. See Note 4.

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                            STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2001
                                  (UNAUDITED)

NET INVESTMENT INCOME
  Dividends (Net of foreign withholding tax of $95,587).....  $  17,792,428
  Interest..................................................        871,088
  Securities lending income.................................         66,618
                                                              -------------
          TOTAL INVESTMENT INCOME...........................     18,730,134
                                                              -------------
EXPENSES (NOTE 2)
  Advisory fees.............................................        738,193
                                                              -------------
          TOTAL EXPENSES....................................        738,193
                                                              -------------
NET INVESTMENT INCOME.......................................     17,991,941
                                                              -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on sale of investments..................     53,207,201
  Net realized loss on sale of futures contracts............     (1,743,544)
  Net change in unrealized appreciation (depreciation) of
     investments............................................   (284,704,909)
  Net change in unrealized appreciation (depreciation) of
     futures contracts......................................        154,737
                                                              -------------
NET LOSS ON INVESTMENTS.....................................   (233,086,515)
                                                              -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $(215,094,574)
                                                              =============

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                        FOR THE SIX MONTHS ENDED
                                                             JUNE 30, 2001         FOR THE YEAR ENDED
                                                              (UNAUDITED)          DECEMBER 31, 2000
                                                        ------------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income...............................       $   17,991,941         $    47,775,321
  Net realized gain...................................           51,463,657             854,753,964
  Net change in unrealized appreciation
     (depreciation)...................................         (284,550,172)         (1,244,831,494)
                                                             --------------         ---------------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS..........................................         (215,094,574)           (342,302,209)
                                                             --------------         ---------------
INTERESTHOLDER TRANSACTIONS:
  Contributions.......................................          550,527,912           1,599,306,476
  Withdrawals.........................................         (660,154,579)         (2,856,439,610)
                                                             --------------         ---------------
NET DECREASE IN NET ASSETS RESULTING FROM
  INTERESTHOLDER TRANSACTIONS.........................         (109,626,667)         (1,257,133,134)
                                                             --------------         ---------------
DECREASE IN NET ASSETS................................         (324,721,241)         (1,599,435,343)
NET ASSETS:
Beginning of period...................................        3,228,089,683           4,827,525,026
                                                             --------------         ---------------
END OF PERIOD.........................................       $2,903,368,442         $ 3,228,089,683
                                                             ==============         ===============

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS  --  99.21%
              ADVERTISING  --  0.30%
     97,941   Interpublic Group of
                Companies Inc.*............  $    2,874,567
     48,379   Omnicom Group Inc. ..........       4,160,594
     27,852   TMP Worldwide Inc.+*.........       1,646,332
                                             --------------
                                                  8,681,493
                                             --------------
              AEROSPACE/DEFENSE -- 1.21%
    227,866   Boeing Co. ..................      12,669,350
     52,488   General Dynamics Corp. ......       4,084,091
     27,017   Goodrich (B.F.) Co. .........       1,026,106
    113,397   Lockheed Martin Corp. .......       4,201,359
     22,291   Northrop Grumman Corp. ......       1,785,509
     92,881   Raytheon Co.+................       2,465,991
    122,995   United Technologies Corp. ...       9,010,614
                                             --------------
                                                 35,243,020
                                             --------------
              AIRLINES -- 0.24%
     40,100   AMR Corp.+...................       1,448,813
     32,167   Delta Air Lines Inc. ........       1,417,921
    198,966   Southwest Airlines Co. ......       3,678,881
     17,482   U.S. Airways Group Inc.+*....         424,813
                                             --------------
                                                  6,970,428
                                             --------------
              APPAREL -- 0.18%
     13,716   Liz Claiborne Inc. ..........         691,972
     70,828   Nike Inc. "B"................       2,974,068
     15,320   Reebok International
                Ltd.+*.....................         489,474
     29,202   VF Corp. ....................       1,062,369
                                             --------------
                                                  5,217,883
                                             --------------
              AUTO MANUFACTURERS -- 0.77%
    477,879   Ford Motor Company...........      11,731,929
    143,244   General Motors Corp. "A".....       9,217,751
     15,557   Navistar International
                Corp.+.....................         437,618
     19,982   PACCAR Inc. .................       1,027,474
                                             --------------
                                                 22,414,772
                                             --------------
              AUTO PARTS & EQUIPMENT -- 0.23%
     18,913   Cooper Tire & Rubber Co. ....         268,565
     38,635   Dana Corp. ..................         901,741
    146,265   Delphi Automotive Systems
                Corp. .....................       2,330,001
     41,489   Goodyear Tire & Rubber
                Co. .......................       1,161,692

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              AUTO PARTS & EQUIPMENT (CONTINUED)
     32,628   TRW Inc. ....................  $    1,337,748
     34,164   Visteon Corp. ...............         627,934
                                             --------------
                                                  6,627,681
                                             --------------
              BANKS -- 6.78%
     96,746   AmSouth Bancorp..............       1,788,834
    418,667   Bank of America Corp. .......      25,132,580
    192,093   Bank of New York Co. Inc. ...       9,220,464
    304,355   Bank One Corp. ..............      10,895,909
    106,394   BB&T Corp. ..................       3,904,660
     53,955   Charter One Financial
                Inc. ......................       1,721,165
     46,658   Comerica Inc. ...............       2,687,501
    150,337   Fifth Third Bancorp..........       9,027,737
    256,266   First Union Corp. ...........       8,953,934
    282,898   FleetBoston Financial
                Corp. .....................      11,160,326
     41,399   Golden West Financial
                Corp. .....................       2,659,472
     65,592   Huntington Bancshares
                Inc. ......................       1,072,429
    518,496   JP Morgan Chase & Co. .......      23,124,922
    110,861   KeyCorp......................       2,887,929
    124,665   Mellon Financial Corp. ......       5,734,590
    156,860   National City Corp. .........       4,828,151
     58,096   Northern Trust Corp. ........       3,631,000
     75,499   PNC Financial Services
                Group......................       4,967,079
     59,452   Regions Financial Corp. .....       1,902,464
     88,821   SouthTrust Corp. ............       2,309,346
     84,956   State Street Corp. ..........       4,204,472
     76,281   SunTrust Banks Inc. .........       4,941,483
     75,779   Synovus Financial Corp. .....       2,377,945
    497,747   U.S. Bancorp.................      11,343,654
     35,846   Union Planters Corp. ........       1,562,886
     54,927   Wachovia Corp. ..............       3,908,056
    229,239   Washington Mutual Inc.*......       8,607,924
    448,205   Wells Fargo & Company........      20,810,158
     24,100   Zions Bancorp................       1,421,900
                                             --------------
                                                196,788,970
                                             --------------
              BEVERAGES -- 2.09%
    234,402   Anheuser-Busch Companies
                Inc........................       9,657,362
     17,884   Brown-Forman Corp. "B".......       1,143,503
    649,708   Coca-Cola Co. ...............      29,236,860

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              BEVERAGES (CONTINUED)
    109,739   Coca-Cola Enterprises
                Inc.*......................  $    1,794,233
      9,718   Coors (Adolf) Company "B"....         487,649
     37,542   Pepsi Bottling Group Inc. ...       1,505,434
    382,411   PepsiCo Inc. ................      16,902,566
                                             --------------
                                                 60,727,607
                                             --------------
              BIOTECHNOLOGY -- 0.73%
    272,493   Amgen Inc.+..................      16,534,875
     38,750   Biogen Inc.+.................       2,106,450
     49,618   Chiron Corp.+................       2,530,518
                                             --------------
                                                 21,171,843
                                             --------------
              BUILDING MATERIALS -- 0.15%
    120,136   Masco Corp.*.................       2,998,595
     26,363   Vulcan Materials Co. ........       1,417,011
                                             --------------
                                                  4,415,606
                                             --------------
              CHEMICALS -- 1.20%
     59,545   Air Products & Chemicals
                Inc........................       2,724,184
     18,177   Ashland Inc. ................         728,898
    234,396   Dow Chemical Co. ............       7,793,667
    272,376   Du Pont (E.I.) de Nemours*...      13,139,418
     20,151   Eastman Chemical Co. ........         959,792
     34,119   Engelhard Corp. .............         879,929
     13,132   Great Lakes Chemical
                Corp.*.....................         405,122
     28,165   Hercules Inc.*...............         318,264
     43,949   PPG Industries Inc.*.........       2,310,399
     41,919   Praxair Inc..................       1,970,193
     57,468   Rohm & Haas Co. "A"..........       1,890,697
     40,888   Sherwin-Williams Co..........         907,714
     19,789   Sigma-Aldrich Corp...........         764,251
                                             --------------
                                                 34,792,528
                                             --------------
              COMMERCIAL SERVICES -- 0.85%
     23,889   Block (H & R) Inc. ..........       1,542,035
    222,468   Cendant Corp.+...............       4,338,126
     61,802   Concord EFS Inc.+*...........       3,214,322
     44,635   Convergys Corp.+.............       1,350,209
     18,437   Deluxe Corp. ................         532,829
     30,624   Donnelley (R.R.) & Sons
                Co. .......................         909,533
     33,295   Ecolab Inc. .................       1,364,096
     37,413   Equifax Inc. ................       1,372,309

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              COMMERCIAL SERVICES (CONTINUED)
     74,358   McKesson HBOC Inc. ..........  $    2,760,169
     41,140   Moody's Corp. ...............       1,378,190
     97,498   Paychex Inc. ................       3,899,920
     30,484   Quintiles Transnational
                Corp.+*....................         769,721
     45,785   Robert Half International
                Inc.+......................       1,139,589
                                             --------------
                                                 24,571,048
                                             --------------
              COMPUTERS -- 6.27%
     91,139   Apple Computer Inc.+.........       2,118,982
  1,911,575   Cisco Systems Inc.+..........      34,790,665
    441,192   Compaq Computer Corp. .......       6,759,061
     44,073   Computer Sciences Corp.+.....       1,524,926
    679,386   Dell Computer Corp.+.........      17,765,944
    122,223   Electronic Data Systems
                Corp. .....................       7,638,937
    576,448   EMC Corp.+...................      16,745,814
     84,327   Gateway Inc.+................       1,387,179
    507,403   Hewlett-Packard Co. .........      14,511,726
    453,819   International Business
                Machines Corp. ............      51,508,456
     33,532   Lexmark International Group
                Inc. "A"+..................       2,255,027
     25,229   NCR Corp.+...................       1,185,763
     85,038   Network Appliance Inc.+......       1,165,021
    148,117   Palm Inc.+...................         899,070
     32,073   Sapient Corp.+*..............         312,712
    850,638   Sun Microsystems Inc.+.......      13,372,029
     82,709   Unisys Corp.+................       1,216,649
    103,774   Veritas Software Corp.+*.....       6,904,084
                                             --------------
                                                182,062,045
                                             --------------
              COSMETICS/PERSONAL CARE -- 1.72%
     14,732   Alberto-Culver Co. "B"*......         619,333
     61,967   Avon Products Inc. ..........       2,867,833
    146,576   Colgate-Palmolive Co. .......       8,646,518
    275,387   Gillette Co. ................       7,983,469
     24,994   International Flavors &
                Fragrances Inc. ...........         628,099
    139,053   Kimberly-Clark Corp. ........       7,773,063
    338,244   Procter & Gamble Co. ........      21,579,967
                                             --------------
                                                 50,098,282
                                             --------------

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              DISTRIBUTION/WHOLESALE -- 0.25%
    117,493   Costco Wholesale Corp.+......  $    4,826,612
     44,958   Genuine Parts Co. ...........       1,416,177
     24,840   Grainger (W.W.) Inc. ........       1,022,414
                                             --------------
                                                  7,265,203
                                             --------------
              DIVERSIFIED FINANCIAL SERVICES -- 6.73%
    345,532   American Express Co. ........      13,406,642
     27,394   Bear Stearns Companies
                Inc. ......................       1,615,424
     54,473   Capital One Financial
                Corp. .....................       3,268,380
  1,313,389   Citigroup Inc. ..............      69,399,475
     30,908   Countrywide Credit Industries
                Inc. ......................       1,418,059
    261,232   Fannie Mae...................      22,243,905
     69,113   Franklin Resources Inc. .....       3,163,302
    180,858   Freddie Mac..................      12,660,060
    121,134   Household International
                Inc. ......................       8,079,638
     64,355   Lehman Brothers Holdings
                Inc........................       5,003,601
    222,497   MBNA Corp. ..................       7,331,276
    219,228   Merrill Lynch & Co. Inc. ....      12,989,259
    290,663   Morgan Stanley Dean Witter &
                Co. .......................      18,669,284
     74,600   Providian Financial Corp. ...       4,416,320
    362,018   Schwab (Charles) Corp. ......       5,538,875
     57,232   Stilwell Financial Inc. .....       1,920,706
     32,152   T Rowe Price Group Inc. .....       1,202,163
     42,563   USA Education Inc. ..........       3,107,099
                                             --------------
                                                195,433,468
                                             --------------
              ELECTRIC -- 2.67%
    139,003   AES Corp.+...................       5,984,079
     32,573   Allegheny Energy Inc. .......       1,571,647
     35,804   Ameren Corp. ................       1,528,831
     84,134   American Electric Power
                Inc. ......................       3,884,467
     77,981   Calpine Corp.+...............       2,947,682
     41,565   Cinergy Corp. ...............       1,452,697
     34,506   CMS Energy Corp. ............         960,992
     55,399   Consolidated Edison Inc.*....       2,204,880
     42,780   Constellation Energy Group
                Inc........................       1,822,428
     64,592   Dominion Resources Inc. .....       3,883,917
     43,026   DTE Energy Co. ..............       1,998,127
    201,600   Duke Energy Corp. ...........       7,864,416
     85,102   Edison International.........         948,887
     57,687   Entergy Corp. ...............       2,214,604
     83,738   Exelon Corp. ................       5,369,281

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              ELECTRIC (CONTINUED)
     58,550   FirstEnergy Corp. ...........  $    1,882,968
     45,913   FPL Group Inc. ..............       2,764,422
     31,246   GPU Inc.*....................       1,098,297
     88,663   Mirant Corp.+................       3,050,007
     41,887   Niagara Mohawk Holdings
                Inc.+......................         740,981
     53,972   NiSource Inc. ...............       1,475,055
    101,120   PG&E Corp. ..................       1,132,544
     22,133   Pinnacle West Capital
                Corp. .....................       1,049,104
     38,144   PPL Corp. ...................       2,097,920
     53,782   Progress Energy Inc. ........       2,415,887
     54,362   Public Service Enterprise
                Group Inc. ................       2,658,302
     77,664   Reliant Energy Inc. .........       2,501,557
    178,923   Southern Co.*................       4,159,960
     67,048   TXU Corporation..............       3,231,043
     89,678   Xcel Energy Inc. ............       2,551,339
                                             --------------
                                                 77,446,321
                                             --------------
              ELECTRICAL COMPONENTS & EQUIPMENT -- 0.34%
     50,944   American Power Conversion
                Corp.+.....................         802,368
    111,955   Emerson Electric Co. ........       6,773,277
     51,057   Molex Inc. ..................       1,865,112
     20,585   Power-One Inc.+*.............         342,534
                                             --------------
                                                  9,783,291
                                             --------------
              ELECTRONICS -- 0.68%
    119,346   Agilent Technologies Inc.+...       3,878,745
     55,191   Applera Corp.  --  Applied
                Biosystems Group...........       1,476,359
     49,990   Jabil Circuit Inc.+..........       1,542,691
     22,642   Johnson Controls Inc. .......       1,640,866
     12,295   Millipore Corp. .............         762,044
     30,501   Parker Hannifin Corp. .......       1,294,462
     26,356   PerkinElmer Inc. ............         725,581
     83,492   Sanmina Corp.+...............       1,954,548
    170,650   Solectron Corp.+.............       3,122,895
     59,175   Symbol Technologies Inc. ....       1,313,685
     24,459   Tektronix Inc.+..............         664,062
     47,350   Thermo Electron Corp.+.......       1,042,647
     15,234   Thomas & Betts Corp. ........         336,214
                                             --------------
                                                 19,754,799
                                             --------------

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              ENGINEERING & CONSTRUCTION -- 0.03%
     20,739   Fluor Corp...................  $      936,366
                                             --------------
                                                    936,366
                                             --------------
              ENVIRONMENTAL CONTROL -- 0.21%
     51,523   Allied Waste Industries
                Inc.+......................         962,450
    163,335   Waste Management Inc. .......       5,033,985
                                             --------------
                                                  5,996,435
                                             --------------
              FOOD -- 2.14%
    105,829   Albertson's Inc. ............       3,173,812
    165,087   Archer-Daniels-Midland
                Co. .......................       2,146,131
    106,603   Campbell Soup Co.*...........       2,745,027
    140,289   ConAgra Foods Inc. ..........       2,779,125
     74,308   General Mills Inc. ..........       3,253,204
     91,013   Heinz (H.J.) Co. ............       3,721,522
     35,670   Hershey Foods Corp. .........       2,201,196
    105,969   Kellogg Co. .................       3,073,101
    211,792   Kroger Co.+..................       5,294,800
     34,534   Quaker Oats Co. .............       3,151,227
     80,940   Ralston Purina Group.........       2,429,819
    132,023   Safeway Inc.+................       6,337,104
    205,416   Sara Lee Corp. ..............       3,890,579
     34,594   SUPERVALU Inc. ..............         607,125
    175,650   Sysco Corp. .................       4,768,897
    149,318   Unilever NV  --  NY Shares...       8,894,873
     36,719   Winn-Dixie Stores Inc. ......         959,467
     58,995   Wrigley (William Jr.) Co. ...       2,763,916
                                             --------------
                                                 62,190,925
                                             --------------
              FOREST PRODUCTS & PAPER -- 0.49%
     15,025   Boise Cascade Corp. .........         528,429
     58,985   Georgia-Pacific Corp. .......       1,996,642
    126,169   International Paper Co. .....       4,504,233
     27,212   Louisiana-Pacific Corp. .....         319,197
     25,906   Mead Corp. ..................         703,089
      7,411   Potlatch Corp. ..............         255,013
     12,872   Temple-Inland Inc. ..........         685,949
     26,296   Westvaco Corp. ..............         638,730
     56,241   Weyerhaeuser Co. ............       3,091,568
     28,633   Willamette Industries
                Inc. ......................       1,417,333
                                             --------------
                                                 14,140,183
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              GAS -- 0.13%
     35,903   KeySpan Corp. ...............  $    1,309,741
     11,892   NICOR Inc. ..................         463,550
     15,548   ONEOK Inc. ..................         306,296
      9,275   Peoples Energy Corp. ........         372,855
     53,763   Sempra Energy................       1,469,880
                                             --------------
                                                  3,922,322
                                             --------------
              HAND/MACHINE TOOLS -- 0.07%
     21,226   Black & Decker Corp. ........         837,578
     15,133   Snap-On Inc. ................         365,613
     22,248   Stanley Works (The)..........         931,524
                                             --------------
                                                  2,134,715
                                             --------------
              HEALTH CARE -- 3.36%
     37,184   Aetna Inc.+..................         961,950
     13,226   Bard (C.R.) Inc. ............         753,221
     14,037   Bausch & Lomb Inc. ..........         508,701
    154,738   Baxter International Inc. ...       7,582,162
     67,306   Becton Dickinson & Co. ......       2,408,882
     46,698   Biomet Inc. .................       2,244,306
    104,892   Boston Scientific Corp.+.....       1,783,164
     80,191   Guidant Corp.+...............       2,886,876
    140,408   HCA -- The Healthcare
                Company....................       6,345,038
    101,815   Healthsouth Corp.+...........       1,625,986
     44,427   Humana Inc.+.................         437,606
    790,906   Johnson & Johnson............      39,545,300
     26,849   Manor Care Inc.+.............         852,456
    315,673   Medtronic Inc. ..............      14,524,115
     22,370   St. Jude Medical Inc.+.......       1,342,200
     51,231   Stryker Corp.*...............       2,810,020
     84,700   Tenet Healthcare Corp.+......       4,369,673
     82,854   UnitedHealth Group Inc. .....       5,116,234
     16,495   Wellpoint Health Networks
                Inc.+......................       1,554,489
                                             --------------
                                                 97,652,379
                                             --------------
              HOME BUILDERS -- 0.05%
     15,535   Centex Corp. ................         633,051
     11,604   KB HOME*.....................         350,093
     10,968   Pulte Corp.*.................         467,566
                                             --------------
                                                  1,450,710
                                             --------------

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              HOME FURNISHINGS -- 0.10%
     51,298   Leggett & Platt Inc. ........  $    1,130,095
     19,864   Maytag Corp. ................         581,221
     17,442   Whirlpool Corp. .............       1,090,125
                                             --------------
                                                  2,801,441
                                             --------------
              HOUSEHOLD PRODUCTS/WARES -- 0.25%
     16,574   American Greetings Corp.
                "A"........................         182,314
     28,772   Avery Dennison Corp. ........       1,468,811
     61,731   Clorox Co. ..................       2,089,594
     39,901   Fortune Brands Inc. .........       1,530,602
     69,672   Newell Rubbermaid Inc. ......       1,748,767
     15,152   Tupperware Corp. ............         355,011
                                             --------------
                                                  7,375,099
                                             --------------
              INSURANCE -- 4.40%
    137,328   AFLAC Inc. ..................       4,324,459
    189,181   Allstate Corp. ..............       8,322,072
     27,624   Ambac Financial Group
                Inc. ......................       1,607,717
    130,394   American General Corp. ......       6,056,801
    608,833   American International Group
                Inc. ......................      52,359,638
     68,392   AON Corp. ...................       2,393,702
     45,792   Chubb Corp. .................       3,545,675
     39,069   CIGNA Corp. .................       3,743,592
     42,017   Cincinnati Financial
                Corp. .....................       1,659,671
     88,190   Conseco Inc.+*...............       1,203,793
     80,400   Hancock (John) Financial
                Services Inc. .............       3,236,904
     61,906   Hartford Financial Services
                Group Inc. ................       4,234,370
     39,767   Jefferson-Pilot Corp. .......       1,921,541
     49,079   Lincoln National Corp. ......       2,539,838
     51,554   Loews Corp. .................       3,321,624
     71,963   Marsh & McLennan Companies
                Inc........................       7,268,263
     38,735   MBIA Inc. ...................       2,156,765
    195,816   MetLife Inc.*................       6,066,380
     27,943   MGIC Investment Corp. .......       2,029,780
     19,287   Progressive Corporation*.....       2,607,410
     33,387   SAFECO Corp.*................         984,916
     55,990   St. Paul Companies Inc. .....       2,838,133
     32,755   Torchmark Corp. .............       1,317,079
     63,061   UNUMProvident Corp. .........       2,025,519
                                             --------------
                                                127,765,642
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              IRON/STEEL -- 0.06%
     20,996   Allegheny Technologies
                Inc. ......................  $      379,818
     20,235   Nucor Corp.*.................         989,289
     23,155   USX-U.S. Steel Group Inc. ...         466,573
                                             --------------
                                                  1,835,680
                                             --------------
              LEISURE TIME -- 0.37%
     22,892   Brunswick Corp. .............         550,095
    152,704   Carnival Corp. "A"*..........       4,688,013
     79,016   Harley-Davidson Inc.*........       3,720,073
     34,697   Sabre Holdings Corp.+........       1,734,850
                                             --------------
                                                 10,693,031
                                             --------------
              LODGING -- 0.25%
     30,586   Harrah's Entertainment
                Inc.+*.....................       1,079,686
     96,328   Hilton Hotels Corp. .........       1,117,405
     63,694   Marriott International Inc.
                "A"*.......................       3,015,274
     51,893   Starwood Hotels & Resorts
                Worldwide Inc. ............       1,934,571
                                             --------------
                                                  7,146,936
                                             --------------
              MACHINERY -- 0.45%
     89,630   Caterpillar Inc.*............       4,485,982
     10,782   Cummins Engine Company
                Inc........................         417,263
     61,293   Deere & Co. .................       2,319,940
     53,058   Dover Corp. .................       1,997,634
     41,754   Ingersoll-Rand Co. ..........       1,720,265
     15,988   McDermott International
                Inc.+......................         186,260
     47,722   Rockwell International
                Corp. .....................       1,819,163
                                             --------------
                                                 12,946,507
                                             --------------
              MANUFACTURERS -- 6.58%
     24,458   Cooper Industries Inc. ......         968,292
     15,562   Crane Co. ...................         482,422
     37,252   Danaher Corp. ...............       2,086,112
     75,754   Eastman Kodak Co. ...........       3,536,197
     17,965   Eaton Corp. .................       1,259,347
      8,132   FMC Corp.+...................         557,530
  2,594,421   General Electric Co. ........     126,478,024
    211,381   Honeywell International
                Inc. ......................       7,396,221
     79,417   Illinois Tool Works Inc. ....       5,027,096
     23,004   ITT Industries Inc. .........       1,017,927
    103,419   Minnesota Mining &
                Manufacturing Co. .........      11,800,108

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              MANUFACTURERS (CONTINUED)
     10,722   National Service Industries
                Inc........................  $      241,996
     32,034   Pall Corp. ..................         753,760
     36,802   Textron Inc. ................       2,025,582
    505,798   Tyco International Ltd. .....      27,565,991
                                             --------------
                                                191,196,605
                                             --------------
              MEDIA -- 4.81%
  1,157,191   AOL Time Warner Inc.+........      61,331,123
    153,470   Clear Channel Communications
                Inc.+......................       9,622,569
    246,819   Comcast Corp. "A"+*..........      10,711,945
     22,553   Dow Jones & Co. Inc. ........       1,346,640
     69,043   Gannett Co. Inc. ............       4,549,934
     19,123   Knight Ridder Inc.*..........       1,133,994
     50,958   McGraw-Hill Companies
                Inc. ......................       3,370,872
     13,021   Meredith Corp. ..............         466,282
     41,546   New York Times Co. "A".......       1,744,932
     77,938   Tribune Co. .................       3,118,299
     54,444   Univision Communications
                Inc.+*.....................       2,329,114
    464,971   Viacom Inc. "B"+.............      24,062,249
    545,887   Walt Disney Co. (The)........      15,770,675
                                             --------------
                                                139,558,628
                                             --------------
              METAL FABRICATE/HARDWARE -- 0.02%
     15,717   Timken Co. ..................         266,246
     22,321   Worthington Industries
                Inc. ......................         303,566
                                             --------------
                                                    569,812
                                             --------------
              MINING -- 0.63%
     83,398   Alcan Aluminum Ltd. .........       3,504,384
    225,401   Alcoa Inc. ..................       8,880,799
    103,465   Barrick Gold Corp.*..........       1,567,495
     37,642   Freeport-McMoRan Copper &
                Gold Inc.+.................         415,944
     68,841   Homestake Mining Company.....         533,518
     47,516   Inco Ltd.+*..................         820,126
     51,059   Newmont Mining Corp.*........         950,208
     20,579   Phelps Dodge Corp. ..........         854,029
     85,587   Placer Dome Inc. ............         838,753
                                             --------------
                                                 18,365,256
                                             --------------
              OFFICE/BUSINESS EQUIPMENT -- 0.15%
     64,454   Pitney Bowes Inc. ...........       2,714,802
    181,306   Xerox Corp.*.................       1,735,098
                                             --------------
                                                  4,449,900
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              OIL & GAS PRODUCERS -- 6.07%
     23,284   Amerada Hess Corp.*..........  $    1,881,347
     65,430   Anadarko Petroleum Corp. ....       3,535,183
     32,782   Apache Corp. ................       1,663,687
     55,266   Burlington Resources Inc. ...       2,207,877
    167,504   Chevron Corp.*...............      15,159,112
    163,165   Conoco Inc. "B"..............       4,715,469
     33,771   Devon Energy Corp. ..........       1,772,978
     30,255   EOG Resources Inc. ..........       1,075,565
    901,049   Exxon Mobil Corp. ...........      78,706,630
     24,731   Kerr-McGee Corp.*............       1,638,923
     29,907   Kinder Morgan Inc.*..........       1,502,827
     38,359   Nabors Industries Inc.+......       1,426,955
     35,019   Noble Drilling Corp.+........       1,146,872
     96,801   Occidental Petroleum
                Corp. .....................       2,573,939
     66,812   Phillips Petroleum Co.*......       3,808,284
     24,664   Rowan Companies Inc.+........         545,074
    560,016   Royal Dutch Petroleum Co.  --
                NY Shares..................      32,632,132
     21,877   Sunoco Inc. .................         801,355
    143,946   Texaco Inc. .................       9,586,804
     40,325   Tosco Corp. .................       1,776,316
     83,050   Transocean Sedco Forex
                Inc. ......................       3,425,812
     63,561   Unocal Corp. ................       2,170,608
     80,625   USX-Marathon Group Inc. .....       2,379,244
                                             --------------
                                                176,132,993
                                             --------------
              OIL & GAS SERVICES -- 0.51%
     87,633   Baker Hughes Inc. ...........       2,935,706
    112,077   Halliburton Co. .............       3,989,941
    149,703   Schlumberger Ltd. ...........       7,881,863
                                             --------------
                                                 14,807,510
                                             --------------
              PACKAGING & CONTAINERS -- 0.08%
      7,185   Ball Corp. ..................         341,719
     13,783   Bemis Co. ...................         553,663
     41,478   Pactiv Corp.+................         555,805
     21,871   Sealed Air Corp.+............         814,695
                                             --------------
                                                  2,265,882
                                             --------------
              PHARMACEUTICALS -- 8.35%
    404,578   Abbott Laboratories..........      19,423,790
     34,399   Allergan Inc. ...............       2,941,115
    343,333   American Home Products
                Corp.......................      20,064,381
    507,569   Bristol-Myers Squibb Co. ....      26,545,859

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              PHARMACEUTICALS (CONTINUED)
    116,481   Cardinal Health Inc. ........  $    8,037,189
     46,030   Forest Laboratories Inc.
                "A"+.......................       3,268,130
     44,777   King Pharmaceuticals Inc.+...       2,406,764
    293,575   Lilly (Eli) and Company......      21,724,550
     55,612   MedImmune Inc.+..............       2,624,886
    598,866   Merck & Co. Inc. ............      38,273,526
  1,648,849   Pfizer Inc. .................      66,036,402
    339,763   Pharmacia Corporation........      15,612,110
    382,092   Schering-Plough Corp. .......      13,847,014
     27,626   Watson Pharmaceuticals
                Inc.+*.....................       1,702,867
                                             --------------
                                                242,508,583
                                             --------------
              PIPELINES -- 0.85%
     85,188   Dynegy Inc. "A"*.............       3,961,242
    133,005   El Paso Corp. ...............       6,988,083
    194,897   Enron Corp. .................       9,549,953
    126,578   Williams Companies Inc. .....       4,170,745
                                             --------------
                                                 24,670,023
                                             --------------
              RETAIL -- 6.01%
     29,204   AutoZone Inc.+...............       1,095,135
     75,389   Bed Bath & Beyond Inc.+......       2,261,670
     54,673   Best Buy Co. Inc.+...........       3,472,829
     29,561   Big Lots Inc.+...............         404,394
     54,305   Circuit City Stores Inc. ....         977,490
    102,759   CVS Corp. ...................       3,966,497
     30,796   Darden Restaurants Inc. .....         859,208
     22,203   Dillards Inc. "A"............         339,040
     86,375   Dollar General Corp. ........       1,684,313
     51,656   Federated Department Stores
                Inc.+......................       2,195,380
    224,537   Gap Inc. (The)...............       6,511,573
    609,566   Home Depot Inc. .............      28,375,297
    127,946   Kmart Corp.+.................       1,467,541
     87,047   Kohls Corp.+*................       5,460,458
    111,368   Limited Inc. ................       1,839,799
      9,872   Longs Drug Stores Corp. .....         212,742
    100,467   Lowe's Companies Inc. .......       7,288,881
     78,033   May Department Stores Co. ...       2,673,411
    337,759   McDonald's Corp. ............       9,139,759
     34,923   Nordstrom Inc.*..............         647,822
     77,712   Office Depot Inc.+...........         806,651
     68,729   Penney (J.C.) Company
                Inc. ......................       1,811,696
     48,398   RadioShack Corp. ............       1,476,139

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              RETAIL (CONTINUED)
     85,831   Sears, Roebuck and Co. ......  $    3,631,510
    119,158   Staples Inc.+................       1,905,336
     99,252   Starbucks Corp.+*............       2,282,796
    234,809   Target Corp. ................       8,124,391
     38,106   Tiffany & Co. ...............       1,380,199
     73,220   TJX Companies Inc. ..........       2,333,521
     51,612   Toys R Us Inc.+..............       1,277,397
     38,380   Tricon Global Restaurants
                Inc.+*.....................       1,684,882
    265,861   Walgreen Co. ................       9,079,153
  1,167,779   Wal-Mart Stores Inc. ........      56,987,615
     29,717   Wendy's International
                Inc. ......................         758,972
                                             --------------
                                                174,413,497
                                             --------------
              SEMICONDUCTORS -- 4.13%
     89,839   Advanced Micro Devices
                Inc.+......................       2,594,550
    101,029   Altera Corp.+................       2,929,841
     93,963   Analog Devices Inc.+.........       4,063,900
    212,353   Applied Materials Inc.+......      10,426,532
     78,532   Applied Micro Circuits
                Corp.*.....................       1,350,750
     67,908   Broadcom Corp. "A"+..........       2,903,746
     64,496   Conexant Systems Inc.+.......         577,239
  1,756,485   Intel Corp. .................      51,377,186
     48,467   KLA-Tencor Corp.+*...........       2,833,865
     83,071   Linear Technology Corp. .....       3,673,400
     94,374   LSI Logic Corp.+*............       1,774,231
     85,778   Maxim Integrated Products
                Inc.+......................       3,792,245
    155,730   Micron Technology Inc.+......       6,400,503
     45,276   National Semiconductor
                Corp.+.....................       1,318,437
     37,254   Novellus Systems Inc.+.......       2,115,655
     24,098   QLogic Corp.+................       1,553,116
     45,539   Teradyne Inc.+...............       1,507,341
    453,427   Texas Instruments Inc. ......      14,282,951
     47,843   Vitesse Semiconductor
                Corp.+*....................       1,006,617
     86,853   Xilinx Inc.+.................       3,581,818
                                             --------------
                                                120,063,923
                                             --------------
              SOFTWARE -- 6.21%
     62,425   Adobe Systems Inc. ..........       2,933,975
     14,097   Autodesk Inc. ...............         525,818
    163,084   Automatic Data Processing
                Inc........................       8,105,275
     63,650   BMC Software Inc.+...........       1,434,671
     71,430   BroadVision Inc.+............         357,150
     48,207   Citrix Systems Inc.+*........       1,682,424

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              SOFTWARE (CONTINUED)
    150,496   Computer Associates
                International Inc. ........  $    5,417,856
     96,058   Compuware Corp.+.............       1,343,851
    102,364   First Data Corp. ............       6,576,887
     32,487   Fiserv Inc.+.................       2,078,518
     76,944   IMS Health Inc. .............       2,192,904
     54,466   Intuit Inc.+.................       2,178,095
     21,592   Mercury Interactive Corp.+...       1,293,361
  1,405,724   Microsoft Corp.+.............     102,617,852
     82,898   Novell Inc.+.................         471,690
  1,466,147   Oracle Corp.+................      27,856,793
     69,027   Parametric Technology
                Corp.+.....................         965,688
     76,756   PeopleSoft Inc.+.............       3,778,698
    118,399   Siebel Systems Inc.+.........       5,552,913
    148,065   Yahoo! Inc.+*................       2,959,819
                                             --------------
                                                180,324,238
                                             --------------
              TELECOMMUNICATION EQUIPMENT -- 1.64%
    204,153   ADC Telecommunications
                Inc.+*.....................       1,347,410
     21,256   Andrew Corp.+................         392,173
     74,105   Avaya Inc.+..................       1,015,239
     44,680   Comverse Technology Inc.+....       2,574,462
    343,808   JDS Uniphase Corp.+..........       4,297,600
    889,552   Lucent Technologies Inc. ....       5,515,222
    573,626   Motorola Inc. ...............       9,499,247
    832,174   Nortel Networks Corp. .......       7,514,531
    197,781   QUALCOMM Inc.+...............      11,566,233
     42,557   Scientific-Atlanta Inc. .....       1,727,814
    106,883   Tellabs Inc.+................       2,060,704
                                             --------------
                                                 47,510,635
                                             --------------
              TELECOMMUNICATIONS -- 2.38%
     49,303   Cabletron Systems Inc.+......       1,126,574
     74,560   Citizen Communications
                Co.+*......................         896,957
    242,985   Corning Inc. ................       4,060,279
    231,513   Global Crossing Ltd.+*.......       2,000,272
    199,829   Nextel Communications Inc.
                "A"+*......................       3,497,008
    433,863   Qwest Communications
                International Inc. ........      13,827,214
    244,766   Sprint Corp. (PCS Group)+*...       5,911,099
    706,383   Verizon Communications
                Inc. ......................      37,791,491
                                             --------------
                                                 69,110,894
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              TELEPHONE -- 3.33%
     81,757   Alltel Corp. ................  $    5,008,434
    901,155   AT&T Corp. ..................      19,825,410
    489,506   BellSouth Corp. .............      19,712,407
     36,827   CenturyTel Inc.*.............       1,115,858
    879,628   SBC Communications Inc. .....      35,237,898
    231,519   Sprint Corp. (FON Group).....       4,945,246
    754,319   WorldCom Inc.+...............      10,711,330
                                             --------------
                                                 96,556,583
                                             --------------
              TEXTILES -- 0.07%
     44,127   Cintas Corp.*................       2,040,874
                                             --------------
                                                  2,040,874
                                             --------------
              TOBACCO -- 1.05%
    574,489   Philip Morris Companies
                Inc. ......................      29,155,317
     42,611   UST Inc. ....................       1,229,753
                                             --------------
                                                 30,385,070
                                             --------------
              TOYS/GAMES/HOBBIES -- 0.10%
     45,068   Hasbro Inc. .................         651,233
    112,562   Mattel Inc. .................       2,129,673
                                             --------------
                                                  2,780,906
                                             --------------
              TRANSPORTATION -- 0.48%
    102,347   Burlington Northern Santa Fe
                Corp.......................       3,087,809
     55,744   CSX Corp. ...................       2,020,163
     80,204   FedEx Corp.+.................       3,224,201
    100,489   Norfolk Southern Corp. ......       2,080,122
     64,725   Union Pacific Corp. .........       3,554,050
                                             --------------
                                                 13,966,345
                                             --------------
              TRUCKING & LEASING -- 0.01%
     15,792   Ryder System Inc. ...........         309,523
                                             --------------
                                                    309,523
                                             --------------
TOTAL COMMON STOCKS
(Cost: $2,707,791,274).....................   2,880,442,339
                                             --------------
   FACE
  AMOUNT
-----------
              SHORT TERM INSTRUMENTS -- 3.91%
$41,692,416   Dreyfus Money Market
                Fund++.....................      41,692,416
  6,685,522   Federal Home Loan Mortgage
                Corporation Discount Note
                3.86%, 07/03/01++..........       6,685,522

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 2001
                                  (UNAUDITED)

   FACE
  AMOUNT                                         VALUE
-----------                                  --------------
              SHORT TERM INSTRUMENTS (CONTINUED)
$22,168,179   Goldman Sachs Financial
                Square Prime Obligation
                Fund++.....................  $   22,168,179
 41,792,428   Providian Temp Cash Money
                Market Fund++..............      41,792,428
  1,400,000   U.S. Treasury Bill 3.52%**,
                09/27/01+++................       1,387,956
                                             --------------
TOTAL SHORT TERM INSTRUMENTS (Cost:
$113,726,739)..............................     113,726,501
                                             --------------
              REPURCHASE AGREEMENT -- 0.74%
$21,413,506   Investors Bank & Trust
                Tri-Party Repurchase
                Agreement, dated 06/29/01,
                due 07/02/01, with a
                maturity value of
                $21,420,109 and an
                effective yield of 3.70%...      21,413,506
                                             --------------
TOTAL REPURCHASE AGREEMENT
(Cost: $21,413,506)........................      21,413,506
                                             --------------
Total Investments In Securities -- 103.86%
(Cost $2,842,931,519)......................   3,015,582,346
                                             --------------
Other Assets, Less Liabilities --(3.86%)...    (112,213,904)
                                             --------------
NET ASSETS -- 100.00%......................  $2,903,368,442
                                             ==============

---------------
  * Denotes all or part of security on loan. See Note 4.
 ** Yield to Maturity.
  + Non-income earning securities.
 ++ Represents investment of collateral received from securities lending transactions. See Note 4.
+++ This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                       NOTES TO THE FINANCIAL STATEMENTS
                                  (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate to the S&P 500 Index Master Portfolio (the "Master Portfolio").

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

  SECURITY VALUATION

     The equity securities of the Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

  SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount on debt securities purchased, using a constant yield to maturity method.

  FEDERAL INCOME TAXES

     MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master

                         S&P 500 INDEX MASTER PORTFOLIO

                                  (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

  FUTURES CONTRACTS

     The Master Portfolio may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

     As of June 30, 2001, open futures contracts outstanding were as follows:

NUMBER OF                     FUTURES                     EXPIRATION      NOTIONAL      NET UNREALIZED
CONTRACTS                      INDEX                         DATE      CONTRACT VALUE    DEPRECIATION
---------                     -------                     ----------   --------------   --------------
   81      S&P 500......................................   09/21/01     $24,941,925       $(568,363)

     The Master Portfolio has pledged to brokers a U.S. Treasury Bill for initial margin requirements with a face amount of $1,400,000.

  REPURCHASE AGREEMENTS

     The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

     The repurchase agreement held by the Master Portfolio at June 30, 2001 was fully collateralized by U.S. Government obligations with a rate of 6.75%, a maturity date of 05/15/05 and an aggregate market value of $21,843,847.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is

                         S&P 500 INDEX MASTER PORTFOLIO

                                  (UNAUDITED)

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

entitled to receive 0.05% of the average daily net assets of the Master Portfolio as compensation for advisory services.

     Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

     Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

     MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolio for so long as BGI or Stephens are entitled to compensation for providing co-administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or either BGI or Stephens (or an affiliate) receives advisory fees from the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

     Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolio. For the six months ended June 30, 2001, BGIS did not receive any brokerage commissions from the Master Portfolio, related to purchases and sales of portfolio investments.

     Certain officers and trustees of MIP are also officers of Stephens. As of June 30, 2001, these officers of Stephens collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

3. INVESTMENT PORTFOLIO TRANSACTIONS

     Investment transactions (excluding short-term investments) for the six months ended June 30, 2001, were as follows:

Purchases at cost...........................................  $122,953,122
Sales proceeds..............................................   176,817,818

     At June 30, 2001, the cost of investments for federal income tax purposes was $2,842,931,519. Net unrealized appreciation aggregated $172,650,827, of which $540,830,019 represented gross unrealized appreciation on securities and $368,179,192 represented gross unrealized depreciation on securities.

4. PORTFOLIO SECURITIES LOANED

     The Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued, or guaranteed by the U.S. Government. The collateral is maintained at a value equal to at least 100% of the current market value of the loaned securities. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

     As of June 30, 2001, the Master Portfolio had loaned securities which were collateralized by cash. The cash collateral received was invested in U.S. Government Agency obligations and money market mutual funds. The market value of the securities on loan at June 30, 2001 was $108,650,593 and the value of the related collateral was $112,338,545.

                         S&P 500 INDEX MASTER PORTFOLIO

                                  (UNAUDITED)

5. FINANCIAL HIGHLIGHTS

     Financial highlights for the Master Portfolio were as follows:

                                       SIX
                                     MONTHS         FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                      ENDED        YEAR ENDED    PERIOD ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED
                                  JUNE 30, 2001   DECEMBER 31,   DECEMBER 31,   FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 28,
                                   (UNAUDITED)        2000          1999*           1999           1998           1997
                                  -------------   ------------   ------------   ------------   ------------   ------------
Ratio of expenses to average net
  assets+.......................       0.05%          0.05%          0.05%          0.05%          0.05%          0.05%
Ratio of net investment income
  to average net assets+........       1.21%          1.22%          1.44%          1.61%          1.89%          2.31%
Portfolio turnover rate.........          4%            10%             7%            11%             6%             4%
Total return....................      (6.71)%++      (9.19)%        19.82%++       19.65%         34.77%         25.97%


                                    FOR THE
                                   YEAR ENDED
                                  FEBRUARY 29,
                                      1996
                                  ------------
Ratio of expenses to average net
  assets+.......................      0.05%
Ratio of net investment income
  to average net assets+........      2.68%
Portfolio turnover rate.........         2%
Total return....................     34.50%

---------------
 * For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.

 + Annualized for periods of less than one year.

++ Not annualized.

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

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
DISTRIBUTOR:                                                   -----------------
Diversified Investors Securities Corp. (DISC)                  |    PRESORT    |
4 Manhattanville Road, Purchase, New York 10577                |   STANDARD    |
914-697-8000  www.divinvest.com                                |  US POSTAGE   |
                                                               |     PAID      |
                                                               |PERMIT NO. 8048|
                                                               |  NEW YORK, NY |
                                                               -----------------










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